UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21906

 Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Amy J. Lee
2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code:    (630) 505-3700

Date of fiscal year end:  May 31

Date of reporting period:  June 1, 2012- May 31, 2013

Item 1.  Reports to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIMINVESTMENTS.COM
. . . YOUR ROAD TO THE LATEST, MOST UP-TO-DATE INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Risks and Other Considerations	28

Fund Summary & Performance	30

Overview of Fund Expenses	64

Portfolio of Investments	66

Statement of Assets and Liabilities	170

Statement of Operations	174

Statement of Changes in Net Assets	178

Financial Highlights	185

Notes to Financial Statements	202

Report of Independent Registered Public Accounting Firm	215

Supplemental Information	216

Considerations Regarding Investment Advisory Agreements and Investment Sub-Advisory Agreement Contract Re-Approval	219

Trust Information	223

About the Trust Adviser	Back Cover

May 31, 2013

DEAR SHAREHOLDER

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the annual shareholder report for 17 of our exchange-traded funds (“ETFs” or “Funds”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

This report covers performance of the following 17 Funds for the annual fiscal period ended May 31, 2013, with the name of each Fund followed by its NYSE Arca ticker symbol:

-	Guggenheim BulletShares 2013 Corporate Bond ETF (BSCD)

-	Guggenheim BulletShares 2014 Corporate Bond ETF (BSCE)

-	Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF)

-	Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG)

-	Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH)

-	Guggenheim BulletShares 2018 Corporate Bond ETF (BSCI)

-	Guggenheim BulletShares 2019 Corporate Bond ETF (BSCJ)

-	Guggenheim BulletShares 2020 Corporate Bond ETF (BSCK)

-	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (BSJD)

-	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (BSJE)

-	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF)

-	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (BSJG)

-	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (BSJH)

-	Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (BSJI)

-	Guggenheim Enhanced Core Bond ETF (GIY)

-	Guggenheim Enhanced Short Duration Bond ETF (GSY)

-	Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer 37 ETFs with a wide range of domestic and global themes, as well as closed-end funds and unit investment trusts. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.

To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.

Sincerely,

Donald Cacciapaglia
Chief Executive Officer
Claymore Exchange-Traded Fund Trust

June 28, 2013

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 3

May 31, 2013

ECONOMIC AND MARKET OVERVIEW

Despite weakening global economic conditions experienced as the period came to a close, the overall U.S. economy for the past 12 months was powered by monetary accommodation from central banks around the world and continuing improvement in the U.S. housing sector and labor market. Equity markets rallied more than 27 percent over the period, with the S&P 500 reaching an all-time high. Credit spreads continued to tighten, as abundant liquidity and the continuation of open-ended quantitative easing resulted in a benign credit environment with low default rates.

Improvement in the unemployment rate has been slow, and recent declines may be overstated by reduced labor force participation – the lowest since 1978. In the private sector, the U.S. economy is currently adding jobs at a rate that is over 20 percent higher than that of the prior expansion. As for housing, January and February 2013 marked the best two-month period of new home sales since 2008 which has been driving increased consumption through the wealth effect.

Conflicting economic data about the health of the U.S. economy late in the period stirred concerns about possible market consolidation or even a correction; following the Fiscal Cliff and sequester, there was also rising uncertainty around U.S. fiscal policy issues, as well as anemic growth trends in Europe, slower growth in China and a tumble in commodity prices, notably that of gold. Markets were also startled by the size of accommodation by the Bank of Japan which ultimately weakened the value of the yen. Nonetheless, multi-year lows in the CBOE Volatility Index suggested there was also considerable complacency on the part of investors.

A number of global central banks implemented interest rate cuts during the period, owing to sluggish global economic growth and continuing weakness in commodity prices. The world is still in a deflationary environment, which has given policymakers a great deal of leeway to extend and expand accommodative monetary policies aimed at stimulating output.

Following the end of the Funds’ fiscal year ended May 31, 2013, U.S. and global markets experienced significant volatility. Both fixed income and equity markets sold off sharply due to rising monetary policy uncertainty in the U.S. and growing fundamental risk in Japan and China. The rise in volatility has in large part been a result of shifting market sentiment, but fundamentally, economic growth in the U.S. has not changed materially, although the impact of rising interest rates on housing has yet to be seen. With ongoing weakness in growth and inflation, global central banks are expected to maintain accommodative monetary policies for the foreseeable future.

For the 12-month period ended May 31, 2013, the S&P 500 rose 27.28% (this and all other returns cited in this section are total return). Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index rose 31.62% and the MSCI Emerging Market Index rose 14.10%.

In the bond market, the Barclays U.S. Aggregate Bond Index (the “Barclays Aggregate”) returned 0.91% for the period, while the Barclays U.S. Corporate High Yield Index returned 14.82%. Reflecting the Federal Reserve’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays 1-3 Month U.S. Treasury Bill Index was 0.08% for the same period.

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May 31, 2013

Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”).

The Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of one to three months. U.S. Treasury Bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The Barclays U.S. 1-3 Year Corporate Bond Index is designed to measure the performance of the short-term U.S. corporate bond market. It includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays U.S. 3-5 Year Corporate Bond Index is designed to measure the performance of the U.S. market for bonds with maturities of 3 to 5 years. It includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 3 years and less than 5 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays U.S. 5-7 Year Corporate Bond Index is designed to measure the performance of the U.S. market for bonds with maturities of 5 to 7 years. It includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 5 years and less than 7 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Chicago Board Options Exchange Market Volatility Index (the “VIX”) is a key measure of market expectations of near-term volatility conveyed by the S&P 500 stock index option prices.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The Standard & Poor’s (“S&P”) 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)	May 31, 2013

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2013 Corporate Bond ETF, NYSE Arca ticker: BSCD (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2013 Index (the “2013 Index”).

The 2013 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2013. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2013 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment grade corporate bonds with effective maturities in 2013. The Fund has a designated year of maturity of 2013 and will terminate on or about December 31, 2013. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2013 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2013 Index universe to obtain a representative sample of securities that resemble the 2013 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2013.

On a market price basis, the Fund generated a total return of 0.97%, which included a decrease in market price over the period to $20.80 as of May 31, 2013, from $20.85 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 1.01%, which included a decrease in NAV over the period to $20.79 as of May 31, 2013, from $20.83 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2013 Index returned 1.31%, and the Barclays U.S. 1-3 Year Corporate Bond Index, which measures the performance of the short-term U.S. corporate bond market, returned 3.08% for the 12-month period ended May 31, 2013.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2012	$0.024
July	$0.021
August	$0.023
September	$0.022
October	$0.020
November	$0.023
December	$0.021
January 2013	$0.019
February	$0.019
March	$0.016
April	$0.015
May	$0.016
Total	$0.239

In addition, on January 2, 2013, the Fund made a supplemental distribution of $0.009 per share of which $0.003, $0.003 and $0.003 was characterized as ordinary income, short-term capital gain and long-term capital gain, respectively.

Performance Attribution
For the 12-month period ended May 31, 2013, the bank industry contributed most significantly to the Fund’s return, followed by the diversified financial services industry; the mining and housewares industries were the leading detractors from return. Positions that contributed most significantly to the Fund’s return included 5.25% coupon bonds issued by Goldman Sachs Group, Inc., a bank and financial holding company (3.0% of corporate bonds at period end); and three positions from Citigroup, Inc., a bank and a diversified financial services holding company: 5.85% coupon bonds (2.6% of corporate bonds at period end); 6.0% coupon bonds (1.9% of corporate bonds at period end); and 6.5% coupon bonds (2.6% of corporate bonds at period end). Positions that detracted most significantly from the Fund’s return included 10.25% coupon bonds of Teck Resources Ltd., a diversified resource company in Canada with major business units focused on copper, steelmaking coal, zinc and energy; 5.5% coupon bonds issued by Newell Rubbermaid, Inc., which manufactures and markets branded consumer products sold through a variety of retail and wholesale distribution channels; and 6.7% coupon bonds issued by AT&T, Inc., a communications holding company, which, through its subsidiaries and affiliates, provides local and long-distance phone service, wireless and data communications, Internet access and related services (none held in the portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2013

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2014 Corporate Bond ETF, NYSE Arca ticker: BSCE (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2014 Index (the “2014 Index”).

The 2014 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2014. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2014 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment grade corporate bonds with effective maturities in 2014. The Fund has a designated year of maturity of 2014 and will terminate on or about December 31, 2014. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2014 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2014 Index universe to obtain a representative sample of securities that resemble the 2014 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2013.

On a market price basis, the Fund generated a total return of 2.50%, which included an increase in market price over the period to $21.30 as of May 31, 2013, from $21.09 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 2.51%, which included an increase in NAV over the period to $21.24 as of May 31, 2013, from $21.03 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2014 Index returned 2.78% and the Barclays U.S. 3-5 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities three to five years in the future, returned 5.05% for the 12-month period ended May 31, 2013.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2012	$0.030
July	$0.028
August	$0.030
September	$0.028
October	$0.025
November	$0.029
December	$0.026
January 2013	$0.024
February	$0.022
March	$0.020
April	$0.021
May	$0.023
Total	$0.306

In addition, on January 2, 2013, the Fund made a supplemental distribution of $0.009 per share of which $0.004, $0.001 and $0.004 was characterized as ordinary income, short-term capital gain and long-term capital gain, respectively.

Performance Attribution
For the 12-month period ended May 31, 2013, the bank industry contributed most significantly to the Fund’s return, followed by the diversified financial services industry; the mining industry was the largest one detracting from return, followed by the industry for construction and mining machinery. Positions that contributed most significantly to return included 5.0% coupon bonds issued by Citigroup, Inc., a bank and a diversified financial services holding company (1.7% of corporate bonds at period end); and a 4.75% coupon bond and a 4.2% coupon bond from Morgan Stanley, a global financial services firm based in New York (1.7% and 0.6%, respectively, of corporate bonds at period end). Positions that detracted most significantly from return included 10.75% coupon bonds of Teck Resources Ltd., a diversified resource company headquartered in Vancouver, Canada, with major business units focused on copper, steelmaking coal, zinc and energy (not held in the portfolio at period end); 4.75% senior notes due in 2021 issued by WPP Finance UK, a subsidiary of UK-based WPP Group PLC, which operates a communications services group (the notes were exchanged in June 2012 for new notes that were substantially identical to the original notes except that the new notes are freely tradable; the original notes were not held in the portfolio at period end); and 1.375% coupon bonds issued by Caterpillar, Inc., which designs, manufactures and markets construction, mining and forestry machinery (0.4% of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2013

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2015 Corporate Bond ETF, NYSE Arca ticker: BSCF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2015 Index (the “2015 Index”).

The 2015 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2015. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2015 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment grade corporate bonds with effective maturities in 2015. The Fund has a designated year of maturity of 2015 and will terminate on or about December 31, 2015. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2015 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2015 Index universe to obtain a representative sample of securities that resemble the 2015 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2013.

On a market price basis, the Fund generated a total return of 4.19%, which included an increase in market price over the period to $21.86 as of May 31, 2013, from $21.39 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 4.10%, which included an increase in NAV over the period to $21.80 as of May 31, 2013, from $21.35 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2015 Index returned 4.34% and the Barclays U.S. 3-5 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities three to five years in the future, returned 5.05% for the 12-month period ended May 31, 2013.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2012	$0.037
July	$0.036
August	$0.040
September	$0.036
October	$0.031
November	$0.036
December	$0.033
January 2013	$0.029
February	$0.032
March	$0.027
April	$0.026
May	$0.029
Total	$0.392

In addition, on January 2, 2013, the Fund made a supplemental distribution of $0.028 per share of which $0.006, $0.012 and $0.010 was characterized as ordinary income, short-term capital gain and long-term capital gain, respectively.

Performance Attribution
For the 12-month period ended May 31, 2013, the bank and diversified financial services industries contributed most significantly to the Fund’s return; no industry detracted from return, but there were several industries that were among the least contributors, including metal fabrication and semiconductors. Positions that contributed most significantly to the Fund’s return included 6.0% coupon bonds and 5.375% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York (0.9% and 0.9%, respectively of corporate bonds at period end); and 3.7% coupon bonds issued by Goldman Sachs Group, Inc., a bank and financial holding company (0.9% of corporate bonds at period end). Positions that detracted most from return included 2.3% coupon bonds issued by Dell, Inc., which sells computers and related products; 0.7% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company; and 1.0% coupon bonds issued by Capital One Financial Corporation, a diversified bank serving several U.S. states (0.2%, 0.4% and 0.4%, respectively, of the Fund’s corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2013

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2016 Corporate Bond ETF, NYSE Arca ticker: BSCG (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2016 Index (the “2016 Index”).

The 2016 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2016. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2016 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment grade corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2016 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2016 Index universe to obtain a representative sample of securities that resemble the 2016 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2013.

On a market price basis, the Fund generated a total return of 4.94%, which included an increase in market price over the period to $22.28 as of May 31, 2013, from $21.70 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 4.82%, which included an increase in NAV over the period to $22.21 as of May 31, 2013, from $21.66 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2016 Index returned 5.27%, and the Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2016 Index, returned 6.76% for the 12-month period ended May 31, 2013.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2012	$0.045
July	$0.040
August	$0.044
September	$0.042
October	$0.038
November	$0.042
December	$0.038
January 2013	$0.034
February	$0.036
March	$0.044
April	$0.032
May	$0.031
Total	$0.466

In addition, on January 2, 2013, the Fund made a supplemental distribution of $0.027 per share of which $0.005, $0.008 and $0.014 was characterized as ordinary income, short-term capital gain and long-term capital gain, respectively.

Performance Attribution
For the 12-month period ended May 31, 2013, the bank and diversified financial services industries contributed most significantly to the Fund’s return; the commercial services industry was the one detracting most from return, followed by the leisure time industry. Positions that contributed most significantly to the Fund’s return 3.625% coupon bonds issued by Goldman Sachs Group, Inc., a bank and financial holding company; 6.5% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; and 3.8% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York (1.6%, 1.5% and 1.1%, respectively, of the Fund’s corporate bonds at period end). Positions that detracted most significantly from the Fund’s return included 5.93% coupon bonds issued by Western Union Company, a global payment services provider; 2.8% coupon bonds issued by Simon Property Group, LP, a self-administered and self-managed real estate investment trust; and 6.125% coupon bonds issued by Delphi Corp., a supplier of electronics and technologies for automotive, commercial vehicle and other market segments (0.4%, 0.2% and 0.2%, respectively, of the Fund’s corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2013

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2017 Corporate Bond ETF, NYSE Arca ticker: BSCH (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2017 Index (the “2017 Index”).

The 2017 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment grade corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2017 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2017 Index universe to obtain a representative sample of securities that resemble the 2017 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2013.

On a market price basis, the Fund generated a total return of 6.06%, which included an increase in market price over the period to $22.71 as of May 31, 2013, from $21.93 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 5.98%, which included an increase in NAV over the period to $22.66 as of May 31, 2013, from $21.90 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2017 Index returned 6.39%, and the Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2017 Index, returned 6.76% for the 12-month period ended May 31, 2013.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2012	$0.051
July	$0.049
August	$0.053
September	$0.048
October	$0.042
November	$0.048
December	$0.042
January 2013	$0.038
February	$0.037
March	$0.035
April	$0.036
May	$0.041
Total	$0.520

In addition, on January 2, 2013, the Fund made a supplemental distribution of $0.022 per share of which $0.006 and $0.016 was characterized as ordinary income and short-term capital gain, respectively.

Performance Attribution
For the 12-month period ended May 31, 2013, the bank and diversified financial services industries contributed most significantly to the Fund’s return; those industries detracting most from performance were semiconductors and gas. Positions that contributed most to return included 6.125% coupon bonds issued by Citigroup, Inc., a bank and a diversified financial services holding company; 5.75% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; and 5.45% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York (1.7%, 1.3% and 0.9%, respectively, of corporate bonds at period end). Positions that detracted most from return included 1.875% coupon bonds issued by Actavis, Inc., a U.S. generic drug manufacturer; 1.104% coupon bonds issued by Chevron Corporation, an integrated energy company that produces and transports crude oil and natural gas; and Oracle Corporation, a provider of fully integrated business hardware and software systems (0.4%, 0.7% and 0.8%, respectively, of the Fund’s corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2013

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2018 Corporate Bond ETF, NYSE Arca ticker: BSCI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2018 Index (the “2018 Index”).

The 2018 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment grade corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2018 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2018 Index universe to obtain a representative sample of securities that resemble the 2018 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2013.

On a market price basis, the Fund generated a total return of 6.54%, which included an increase in market price to $21.04 on May 31, 2013, from $20.13 on May 31, 2012. On an NAV basis, the Fund generated a total return of 6.73%, which included an increase in NAV to $20.98 on May 31, 2013, from $20.04 on May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2018 Index returned 7.47%, and the Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2018 Index, returned 6.76% for the 12-month period ended May 31, 2013.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2012	$0.046
July	$0.028
August	$0.048
September	$0.039
October	$0.027
November	$0.038
December	$0.026
January 2013	$0.030
February	$0.032
March	$0.027
April	$0.027
May	$0.027
Total	$0.395

On January 2, 2013, the Fund made a supplemental distribution of $0.006 per share.

Performance Attribution
For the 12-month period ended May 31, 2013, the bank industry contributed most, followed by the diversified financial services industry; the health care products industry was the one detracting most from return, followed by the industry serving construction and mining machinery. Positions that contributed most to return included 6.625% bonds issued by Morgan Stanley, a global financial services firm based in New York; 6.875% bonds issued by Merrill Lynch & Co., Inc., an investment firm that is an affiliate of Bank of America Corp., a large U.S.-based bank holding company; and 5.65% bonds issued by Bank of America Corp., a large U.S.-based bank holding company; (1.7%, 2.3% and 2.2%, respectively, of corporate bonds at period end).Positions that detracted most from return included 6.25% coupon bonds issued by Yum! Brands, Inc., an owner and franchiser of quick-service restaurants worldwide; 5.35% coupon bonds issued by Peco Energy Company, an electric and gas utility subsidiary of Exelon Corporation; and 5.45% coupon bonds issued by the National Rural Utilities Cooperative Finance Corporation, a nonprofit cooperative that lends to electric cooperatives (0.3%, 0.5% and 0.3%, respectively, of the Fund’s corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2013

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2019 Corporate Bond ETF, NYSE Arca ticker: BSCJ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2019 Index (the “2019 Index”).

The 2019 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment grade corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2019 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2019 Index universe to obtain a representative sample of securities that resemble the 2019 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2013.

On a market price basis, the Fund generated a total return of 6.72%, which included an increase in market price to $20.98 on May 31, 2013, from $20.14 on May 31, 2012. On an NAV basis, the Fund generated a total return of 5.85%, which included an increase in NAV to $20.94 on May 31, 2013, from $20.27 on May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2019 Index returned 6.50%, and the Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2019 Index, returned 6.76% for the 12-month period ended May 31, 2013.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2012	$0.053
July	$0.049
August	$0.054
September	$0.052
October	$0.035
November	$0.051
December	$0.046
January 2013	$0.018
February	$0.033
March	$0.034
April	$0.032
May	$0.042
Total	$0.499

In addition, on January 2, 2013, the Fund made a supplemental distribution of $0.007 per share of which $0.005 and $0.002 was characterized as ordinary income and short-term capital gain, respectively.

Performance Attribution
For the 12-month period ended May 31, 2013, the bank industry was the largest contributor to return, followed by the diversified financial services industry; the computers industry detracted most significantly to the Fund’s return, followed by the commercial services industry. Positions that contributed most to return included 7.3% and 5.625% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York; and 7.5% coupon bond issued by Goldman Sachs Group, Inc., a bank and financial holding company (1.9%, 1.4% and 2.2%, respectively, of corporate bonds at period end). Positions that detracted most from return included 5.875% coupon bonds issued by Dell, Inc., which sells computers and related products; 5.7% coupon bonds issued by Cenovus Energy, Inc., a Canadian oil company; and 5.125% coupon bonds issued by Newmont Mining Corporation, a Colorado-based gold company (0.2%, 0.9% and 0.4%, respectively, of the Fund’s corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2013

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2020 Corporate Bond ETF, NYSE Arca ticker: BSCK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2020 Index (the “2020 Index”).

The 2020 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment grade corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2020 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2020 Index universe to obtain a representative sample of securities that resemble the 2020 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2013.

On a market price basis, the Fund generated a total return of 5.96%, which included an increase in market price to $20.89 on May 31, 2012, from $20.32 on May 31, 2012. On an NAV basis, the Fund generated a total return of 6.16%, which included an increase in NAV to $20.94 on May 31, 2013, from $20.33 on May 31, 2012. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the 2020 Index returned 6.69%, and the Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2020 Index, returned 6.76% for the 12-month period ended May 31, 2013.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2012	$0.056
July	$0.052
August	$0.057
September	$0.045
October	$0.049
November	$0.058
December	$0.042
January 2013	$0.046
February	$0.052
March	$0.039
April	$0.046
May	$0.050
Total	$0.592

In addition, on January 2, 2013, the Fund made a supplemental distribution of $0.045 per share of which $0.009 and $0.036 was characterized as ordinary income and short-term capital gain, respectively.

Performance Attribution
For the 12-month period ended May 31, 2013, the bank industry was the largest contributor to return, followed by the diversified financial services industry; the environmental control industry was the largest one detracting from return, followed by the iron and steel industry. Positions that contributed most to return included 5.625% bonds issued by Bank of America Corp., a large U.S.-based bank holding company; 6.0% coupon bonds issued by Goldman Sachs Group, Inc., a bank and financial holding company; and 5.5% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York (2.1%, 1.3% and 1.0%, respectively, of corporate bonds at period end). Positions that detracted most from return included 8.0% coupon bonds issued by SLM Corporation, a U.S. financial services company specializing in education; 2.625% coupon bonds issued by HCP, Inc., a fully integrated real estate investment trust (“REIT”) serving the healthcare industry; and 2.7% coupon bonds issued by Ventas Realty, LP, a REIT that is the largest owner of seniors housing and medical office buildings in the U.S. (1.2%, 0.7% and 0.4%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2013

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2013 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJD (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2013 Index (the “High Yield 2013 Index”).

The High Yield 2013 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2013. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2013 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2013. The Fund has a designated year of maturity of 2013 and will terminate on or about December 31, 2013. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2013 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2013 Index universe to obtain a representative sample of securities that resemble the High Yield 2013 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2013.

On a market price basis, the Fund generated a total return of 5.30%, which included an increase in market price over the period to $25.76 as of May 31, 2013, from $25.50 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 5.31%, which included an increase in NAV over the period to $25.66 as of May 31, 2013, from $25.40 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the High Yield 2013 Index returned 5.78%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 14.82% for the 12-month period ended May 31, 2013. While the High Yield 2013 Index includes only bonds with effective maturities in the year 2013, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2012	$0.101
July	$0.093
August	$0.094
September	$0.099
October	$0.085
November	$0.098
December	$0.085
January 2013	$0.076
February	$0.080
March	$0.067
April	$0.064
May	$0.068
Total	$1.010

In addition, on January 2, 2013, the Fund made a supplemental distribution of $0.058 per share of which $0.019 and $0.039 was characterized as ordinary income and short-term capital gain, respectively.

Performance Attribution
For the 12-month period ended May 31, 2013, the lodging and media industries contributed most significantly to the Fund’s return; no industry detracted, but several industries contributed only slightly to return, including the internet, iron and steel, auto parts and equipment, and computers industries. Positions that contributed most significantly to return included 11.25% coupon bonds issued by Caesar’s Entertainment Operating Co., Inc., an affiliate of casino operator Caesars Entertainment Corp. (2.7% of corporate bonds at period end); 8.375% coupon bonds issued by Novelis, Inc., a producer of flat-rolled aluminum products (6.0% of corporate bonds at period end); and 10.75% coupon bonds issued by Toys “R” US Property Co. I, LLC (4.0% of corporate bonds at period end). Positions that detracted most significantly from return included 7.625% coupon bonds issued by Crown Americas, LLC, which operates as a subsidiary of Crown Holdings, Inc., the international provider of metal packaging technology (not held in the Fund’s portfolio at period end); 7.625% coupon bonds issued by Fidelity National Information Services, Inc., a payment services provider (not held in the Fund’s portfolio at period end); and 7.375% coupon bonds issued by Inmarsat Finance PLC, a unit of Inmarsat PLC, a UK company which operates a global communications satellite system (3.0% of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2013

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2014 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJE (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2014 Index (the “High Yield 2014 Index”).

The High Yield 2014 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2014. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2014 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2014. The Fund has a designated year of maturity of 2014 and will terminate on or about December 31, 2014. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2014 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2014 Index universe to obtain a representative sample of securities that resemble the High Yield 2014 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2013.

On a market price basis, the Fund generated a total return of 8.67%, which included an increase in market price over the period to $26.62 as of May 31, 2013, from $25.62 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 8.40%, which included an increase in NAV over the period to $26.57 as of May 31, 2013, from $25.64 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the High Yield 2014 Index returned 9.44%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 14.82% for the 12-month period ended May 31, 2013. While the High Yield 2014 Index includes only bonds with effective maturities in the year 2014, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2012	$0.110
July	$0.102
August	$0.102
September	$0.095
October	$0.090
November	$0.101
December	$0.096
January 2013	$0.083
February	$0.081
March	$0.080
April	$0.080
May	$0.093
Total	$1.113

In addition, on January 2, 2013, the Fund made a supplemental distribution of $0.071 per share of which $0.027, $0.042 and $0.002 was characterized as ordinary income, short-term capital gain and long-term capital gain, respectively.

Performance Attribution
For the 12-month period ended May 31, 2013, the health care services industry contributed most significantly to the Fund’s return, followed by the oil and gas industry; the office and business equipment and the electrical components and equipment industries detracted most. Positions that contributed most significantly to the Fund’s return included 9.25% coupon bonds issued by Freescale Semiconductor, Inc., a provider of embedded processing solutions for the automotive, consumer, industrial and networking markets (2.4% of corporate bonds at period end); 7.75% coupon bonds issued by Transdigm, Inc., which supplies solutions to aerospace applications for original equipment manufacturers and aircraft operators (2.5% of corporate bonds at period end); and 8.875% coupon bonds issued by Crosstex Energy, LP, a midstream energy company which gathers, transmits processes, and markets natural gas (1.4% of corporate bonds at period end). Positions that detracted most from the Fund’s return included 6.625% coupon bonds issued by Davita Healthcare Partners, Inc., a provider of a variety of health care services in the U.S. and abroad; 8.25% coupon bonds issued by Frontier Communications Corp., which offers voice, broadband, satellite video, wireless Internet data access and data security solutions for customers in 27 states; and 8.0% coupon bonds issued by CDW Corp., a provider of integrated information technology solutions in the U.S. and Canada (1.1%, 0.3% and 0.3%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2013

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2015 Index (the “High Yield 2015 Index”).

The High Yield 2015 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2015. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2015 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2015. The Fund has a designated year of maturity of 2015 and will terminate on or about December 31, 2015. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2015 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2015 Index universe to obtain a representative sample of securities that resemble the High Yield 2015 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2013.

On a market price basis, the Fund generated a total return of 10.84%, which included an increase in market price over the period to $26.81 as of May 31, 2013, from $25.48 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 10.96%, which included an increase in NAV over the period to $26.76 as of May 31, 2013, from $25.41 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the High Yield 2015 Index returned 11.99%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 14.82% for the 12-month period ended May 31, 2013. While the High Yield 2015 Index includes only bonds with effective maturities in the year 2015, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2012	$0.118
July	$0.113
August	$0.118
September	$0.121
October	$0.108
November	$0.128
December	$0.113
January 2013	$0.104
February	$0.111
March	$0.099
April	$0.094
May	$0.108
Total	$1.335

In addition, on January 2, 2013, the Fund made a supplemental distribution of $0.041 per share of which $0.027 and $0.014 was characterized as ordinary income and short-term capital gain, respectively.

Performance Attribution
For the 12-month period ended May 31, 2013, the telecommunications industry and the oil and gas industry contributed most significantly to the Fund’s return; the distribution/wholesale industry detracted most, followed by the household products and housewares industry. Positions that contributed most significantly to return included 12.0% coupon bonds issued by Clearwire Communications LLC, an affiliate of Clearwire Corp., a provider of wireless broadband services (not held in the Fund’s portfolio at period end); 12.0% coupon bonds issued by Clearwire Corp., a provider of wireless broadband services(not held in the Fund’s portfolio at period end); and 8.75% coupon bonds issued by Novelis, Inc., a producer of flat-rolled aluminum products (1.9% of corporate bonds at period end). Positions that detracted most significantly from return included 9.375% coupon bonds issued by Essar Steel Algoma, Inc., a steel manufacturer and marketer based in Canada; 8.25% coupon bonds issued by NRG Energy, Inc., which owns and operates a diverse portfolio of power-generating facilities, primarily in the United States; and 8.125% coupon bonds issued by HD Supply, Inc. an industrial distribution company (0.4%, 2.0% and 1.9%, respectively, of the Fund’s long-term investments at period end).

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BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJG (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2016 Index (the “High Yield 2016 Index”).

The High Yield 2016 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2016. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2016 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2016 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2016 Index universe to obtain a representative sample of securities that resemble the High Yield 2016 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2013.

On a market price basis, the Fund generated a total return of 12.39%, which included an increase in market price to $26.73 on May 31, 2013, from $24.90 on May 31, 2012. On an NAV basis, the Fund generated a total return of 12.47%, which included an increase in NAV to $26.67 on May 31, 2013, from $24.83 on May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the High Yield 2016 Index returned 14.65%. The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index. The Fund’s underperformance compared to the index was the result of underweight positions versus the index. The Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 14.82% for the 12-month period ended May 31, 2013. While the High Yield 2016 Index includes only bonds with effective maturities in the year 2016, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2012	$0.089
July	$0.088
August	$0.103
September	$0.121
October	$0.100
November	$0.106
December	$0.101
January 2013	$0.098
February	$0.084
March	$0.091
April	$0.090
May	$0.105
Total	$1.176

In addition, on January 2, 2013, the Fund made a supplemental distribution of $0.018 per share.

Performance Attribution
For the 12-month period ended May 31, 2013, the telecommunications and lodging industries contributed most significantly to the Fund’s return; no industry detracted, but the cosmetics and personal care industry contributed least. Positions that contributed most significantly to return included 11.25% coupon bonds issued by First Data Corp., a credit-card

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BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

processor; 6.0% coupon bonds issued by Sprint Nextel Corp., which offers a range of wireless and wireline communications services to consumer, business and government customers; and 14.75% coupon bonds issued by Clearwire Communications, LLC, an affiliate of Clearwire Corp., a provider of wireless broadband services (2.7%, 2.6% and 0.3%, respectively, of corporate bonds at period end). Positions that detracted most significantly from return included 6.5% coupon bonds issued by Regency Energy Partners, LP, an independent midstream energy partnership involved in the gathering, processing, marketing and transportation of natural gas and natural gas liquids; 11.875% coupon bonds issued by Icon Health & Fitness, Inc., a Utah-based maker of exercise equipment; and 6.75% coupon bonds issued by Building Materials Corp. of America, which deals in shingles and roofing systems (1.4%, 0.2% and 2.2%, respectively, of corporate bonds at period end).

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BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJH (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2017 Index (the “High Yield 2017 Index”).

The High Yield 2017 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2017 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2017 Index universe to obtain a representative sample of securities that resemble the High Yield 2017 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2013.

On a market price basis, the Fund generated a total return of 12.37%, which included an increase in market price to $26.88 on May 31, 2013, from $25.02 on May 31, 2012. On an NAV basis, the Fund generated a total return of 12.97%, which included an increase in NAV to $26.90 on May 31, 2013, from $24.91 on May 31, 2012. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the High Yield 2017 Index returned 16.54%. The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index. The Fund’s underperformance compared to the index was the result of underweight positions versus the index. The Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 14.82% for the 12-month period through May 31, 2013. While the High Yield 2017 Index includes only bonds with effective maturities in the year 2017, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2012	$0.087
July	$0.114
August	$0.097
September	$0.098
October	$0.097
November	$0.114
December	$0.108
January 2013	$0.103
February	$0.080
March	$0.086
April	$0.073
May	$0.101
Total	$1.158

In addition, on January 2, 2013, the Fund made a supplemental distribution of $0.019 per share.

Performance Attribution
For the 12-month period ended May 31, 2013, the telecommunications industry contributed most to the Fund’s return, followed by the oil and gas industry; no industry detracted from return, but the health care products and computers industries contributed least. Positions that contributed most significantly to return included 8.0% coupon bonds issued by AES

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BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (continued)

Corp., which acquires, develops, owns and operates generation plants and distribution businesses in several countries; 8.375% coupon bonds issued by Sprint Nextel Corp., which offers a range of wireless and wireline communications services to consumer, business and government customers; and 7.75% coupon bonds issued by Schaeffler Finance BV, one of the leading global suppliers of highly engineered and value-added components and systems for the automotive industry and industrial sectors (0.2%, 2.2% and 1.4%, respectively, of corporate bonds at period end). Positions that detracted most significantly from return included 8.75% coupon bonds issued by Level 3 Financing, Inc., a subsidiary of Level 3 Communications. Inc., an international communications company that operates one of the largest IP transit networks in North America and Europe (not held in the Fund’s portfolio at period end); 7.119% coupon bonds issued by NGPL PipeCo, LLC, a Houston-based pipeline company (1.6% of corporate bonds at period end); and 7.875% coupon bonds issued by Sealed Air Corporation, which makes materials for food safety and security, facility hygiene and product protection (not held in the Fund’s portfolio at period end).

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BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2018 Index (the “High Yield 2018 Index”).

The High Yield 2018 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2018 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2018 Index universe to obtain a representative sample of securities that resemble the High Yield 2018 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2013.

On a market price basis, the Fund generated a total return of 13.92%, which included an increase in market price to $26.76 on May 31, 2013, from $24.73 on May 31, 2012. On an NAV basis, the Fund generated a total return of 14.20%, which included an increase in NAV to $26.70 on May 31, 2013, from $24.62 on May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the High Yield 2018 Index returned 16.40%. The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index. The Fund’s underperformance compared to the index was the result of underweight positions versus the index. The Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 14.82% for the 12-month period ended May 31, 2013. While the High Yield 2018 Index includes only bonds with effective maturities in the year 2018, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2012	$0.102
July	$0.081
August	$0.124
September	$0.106
October	$0.113
November	$0.116
December	$0.117
January 2013	$0.112
February	$0.107
March	$0.107
April	$0.095
May	$0.132
Total	$1.312

In addition, on January 2, 2013, the Fund made a supplemental distribution of $0.028 per share of which $0.025 and $0.003 was characterized as ordinary income and short-term capital gain, respectively.

Performance Attribution
For the 12-month period ended May 31, 2013, the media and telecommunications industries contributed most to the Fund’s return; the transportation industry detracted most, followed by the diversified financial services industry. Positions that contributed most significantly to return

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BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (continued)

included 7.25% coupon bonds issued by Wind Acquisition Finance SA, a Luxembourg-based affiliate of Wind Telecomunicazioni SpA, which provides mobile telephone and telecommunications services in Italy; (1.4% of corporate bonds at period end); 7.375% coupon bonds issued by Toys “R” Us, Inc., a toy and juvenile products retailer (1.4% of corporate bonds at period end); and 6.0% coupon bonds issued by Mylan, Inc., a leading generics and specialty pharmaceutical company (not held in the Fund’s portfolio at period end). Positions that detracted most significantly from return included 11.5% coupon bonds issued by CEVA Group PLC, which designs, implements and operates freight management and contract logistics solutions for multinational companies worldwide; 7.75% coupon bonds issued by APERAM, which manufactures specialty steel and markets its products in Brazil, France and Belgium; 10.00% coupon bonds issued by Caesar’s Entertainment Operating Co., Inc., an affiliate of casino operator Caesars Entertainment Corp. (0.4%, 1.1% and 1.0%, respectively, of corporate bonds at period end).

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GIY Guggenheim Enhanced Core Bond ETF

Fund Overview
The Guggenheim Enhanced Core Bond ETF, NYSE Arca ticker: GIY (the “Fund”) seeks total return, comprised of income and capital appreciation. The Fund invests at least 80% of its net assets in fixed income securities utilizing a strategy that seeks total return, comprised of income and capital appreciation, which attempts to outperform the Barclays U.S. Aggregate Bond Index (the “Benchmark”). The Fund’s investment strategy utilizes quantitative security selection, fundamental credit analysis and the views of Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) regarding particular sectors to construct a portfolio through a process that employs a rigorous risk management framework. The Investment Adviser utilizes a quantitative strategy which attempts to identify relative mispricing among the instruments of a given asset class and estimate future returns that may arise from the eventual correction of the relative mispricing.1 The Investment Adviser then applies these quantitative results in constructing a portfolio that attempts to maximize expected return due to security specific mispricing while attempting to control for interest rate and credit spread (i.e., differences in yield between different debt instruments arising from differences in credit risk) risks. The Fund’s average duration is expected to be generally similar to the average duration of the Benchmark components.

The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Group (“S&P”) or Fitch Investor Services (“Fitch”) or, if unrated, determined by the Investment Adviser to be of comparable quality. The Fund may invest no more than 10% of its assets in high yield securities (“junk bonds”), which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Investment Adviser believes are of comparable quality. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers. The Fund may also invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Investment Adviser may attempt to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund will not invest in options contracts, futures contracts or swap agreements. The Fund may invest up to 10% of its assets in mortgage-backed securities (“MBS”) or in other asset-backed securities. This limitation does not apply to securities issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (“GNMA”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may obtain exposure to the securities in which it normally invests by engaging in various investment techniques, including forward purchase agreements, mortgage dollar roll and “TBA” mortgage trading.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2013. On a market price basis, the Fund generated a total return of 0.42%, which included a decrease in market price over the period to $50.71 on May 31, 2013, from $52.38 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 0.40%, which included a decrease in NAV over the period to $50.89 on May 31, 2013, from $52.57 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For bond market comparison purposes the Barclays U.S. Aggregate Bond Index returned 0.91% for the 12-month period ended May 31, 2013.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2012	$0.080
July	$0.124
August	$0.100
September	$0.107
October	$0.088
November	$0.089
December	$0.099
January 2013	$0.100
February	$0.096
March	$0.151
April	$0.096
May	$0.149
Total	$1.279

In addition, on January 2, 2013, the Fund made a distribution of $0.632, which was characterized as a short-term capital gain.

Performance Discussion
Credit spread fixed income assets continued to rally through the first quarter of 2013, though at a slower pace than in previous quarters as investors grew increasingly cautious towards global political risks and the European recession. Limited net new supply helped maintain a positive bid for corporate credit and structured credit assets. Accommodative monetary

1Mispricing means that the current price of an asset does not reflect its underlying fundamental or intrinsic value.

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GIY Guggenheim Enhanced Core Bond ETF (continued)

policies by central bankers around the globe bodes well for expected default rates, which we think will remain low over the next few years.

After posting a total return of 9.8% in 2012, performance for investment grade corporate bonds was flat for the first quarter of 2013. During the quarter, investment grade corporate spreads narrowed by 2 basis points and yields widened to end March at 2.76%, marking the ninth consecutive month investment grade bond yields closed below three percent.

Despite low nominal yields on investment grade corporate bonds, investors continued to find value relative to Treasuries, with the yield on the U.S. 10-year Treasury note staying below 2% for most of the period until rising to end the period at 2.13% after concern about the trajectory of quantitative easing (QE) highlighted how vulnerable the U.S. economy is to the prospect of a reduction in the volume of asset purchases or a rise in interest rates.

Mortgage-backed securities (“MBS”), relatively low-risk “quasi-governmental” securities backed by the federal government, did not suffer as much as the market for investment grade corporate bonds, but worries that the Federal Reserve might taper its purchases of agency MBS dampened demand. Investors also worried that the government would extend its efforts to spur refinancing, which can weigh on MBS prices. Such securities remain attractive as long as mortgage prepayments do not accelerate appreciably.

Even though prices of asset-backed securities (“ABS”) also appreciated in 2012, they continue to offer relative value compared to similarly rated corporate bonds. While recent U.S. economic data has been mixed, the performance of the consumer and corporate credits underlying ABS has been stable and supportive of ABS performance at expected levels.

The Fund finished the period behind its benchmark, with underperformance due to the relative long exposure to Treasuries partially offset by an overweight to investment-grade corporate spread duration. The strategy’s quantitative issue selection models, primarily the investment-grade corporate model, also contributed meaningfully to excess return.

From a sector perspective, investment grade corporate bonds contributed most significantly to the Fund’s return. Agency residential mortgage-backed securities provided the next-largest contribution. The Fund’s holdings in U.S. government securities detracted from return.

Positions that contributed most significantly to the Fund’s return included 4.5% coupon bonds issued by the Federal Home Loan Mortgage Corporation (22.3% of the Fund’s long-term investments at period end); 4.25% coupons bonds issued by the Government of the United States of America (not held at period end); and 8.125% coupon bonds issued by Citigroup, Inc., the bank and diversified financial services holding company (1.4% of the Fund’s long-term investments at period end).

Positions that detracted most significantly from the Fund’s return included 3.125% coupon bonds issued by the Government of the United States of America; 5.25% coupon bonds issued by the Federal Home Loan Mortgage Corporation; and 5.5% coupon bonds issued by the Federal Home Loan Mortgage Corporation (11.7%, 17.7% and 8.8%, respectively, of the Fund’s long-term investments at period end).

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GSY Guggenheim Enhanced Short Duration Bond ETF

Fund Overview
The Guggenheim Enhanced Short Duration Bond ETF, NYSE Arca ticker: GSY (the “Fund”) seeks maximum current income, consistent with preservation of capital and daily liquidity. The Fund will invest at least 80% of its net assets in fixed income securities utilizing a low duration strategy to seek to outperform the Barclays 1-3 Month U.S. Treasury Bill Index (the “Benchmark”) in addition to providing returns in excess of those available in U.S. Treasury bills, government repurchase agreements, and money market funds, while seeking to provide preservation of capital and daily liquidity. The Fund is not a money market fund and thus does not seek to maintain a stable net asset value of $1.00 per share.

Under normal circumstances, the Fund holds a diversified portfolio of fixed income instruments of varying maturities, but that have an average portfolio duration of less than one year. The Fund may invest, without limitation, in short-term instruments such as commercial paper and/or repurchase agreements. The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc., (“Moody’s”) or equivalently rated by Standard & Poor’s Rating Group (“S&P”) or Fitch Investor Services (“Fitch”) or, if unrated, determined by Guggenheim Funds Investment Advisors, LLC (“Investment Adviser”) to be of comparable quality. The Fund may invest no more than 10% of its assets in high yield securities (“junk bonds”), which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Investment Adviser believes are of comparable quality. The Fund may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Fund may invest, without limitation, in U.S. dollar denominated debt securities of foreign issuers, including emerging market issuers. The Fund may also invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Fund may invest up to 25% of its assets in municipal securities. The Fund will not invest in options contracts, futures contracts or swap agreements. The Fund may invest up to 10% of its assets in mortgage-backed securities or in other asset-backed securities. This limitation does not apply to securities issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (“GNMA”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may obtain exposure to the securities in which it normally invests by engaging in various investment techniques, including repurchase agreements, mortgage dollar roll and “TBA” mortgage trading.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2013. On a market price basis, the Fund generated a total return of 1.63%, which included an increase in market price over the period to $50.24 on May 31, 2013, from $49.95 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 1.63%, which included an increase in NAV over the period to $50.21 on May 31, 2013, from $49.92 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For short-term high quality fixed income market comparison purposes, the Barclays 1-3 Month U.S. Treasury Bill Index returned 0.08% for the same period.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2012	$0.018
July	$0.019
August	$0.019
September	$0.020
October	$0.026
November	$0.038
December	$0.055
January 2013	$0.049
February	$0.042
March	$0.056
April	$0.051
May	$0.055
Total	$0.448

In addition, on January 2, 2013, the Fund made a distribution of $0.068 per share, of which $0.030, $0.032 and $0.006 was characterized as ordinary income, short-term capital gain and long-term capital gain, respectively.

Performance Discussion
Credit spread fixed income assets continued rallying in the early months of 2013, but then the pace began to slow as investors grew increasingly cautious towards global political risks and the European recession. Limited net new supply helped maintain a positive bid for corporate credit and structured credit assets. Accommodative monetary policies by central bankers around the globe bodes well for expected default rates, which we think will remain low over the next few years. That, combined with elevated investor demand for yield, continued to drive spreads and overall yields

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 25

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2013

GSY Guggenheim Enhanced Short Duration Bond ETF (continued)

tighter for most of the period. Volatility still persisted, as risks posed by mixed U.S. economic data and economic weakness of the European Union from weaker periphery countries led to some choppiness from time to time. The Fund continued to utilize capacity in its below investment grade and structured credit buckets to remain weighted toward credit spread assets, while limiting portfolio duration by investing in floating rate assets. Despite marginally lower yields relative to similar high yield corporate bonds, bank loans offer increased protection in the form of floating-rate coupons, secured status, seniority in the capital structure, and maintenance covenants.

After posting a total return of 9.8% in 2012, performance for investment grade corporate bonds was negative for the first five months of 2013 with the Barclays U.S. Corporate Investment Grade Index returning -0.67% (a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate bond market; it includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements). Despite low nominal yields on investment grade corporate bonds, investors are still finding value relative to Treasuries. Interest rate risk will likely supplant credit risk as the primary determinant of long-term performance for corporate bonds and we are cautious of this risk in the portfolio management process. We think the highest rated corporate bonds appear overvalued, but will continue to look for select opportunities.

Despite strong price appreciation of asset-backed securities (“ABS”) in 2012, this asset class continues to offer relative value compared to similarly rated corporate bonds. ABS credit markets issued close to $200 billion in 2012, the most since 2007, with student loan, auto and credit card-backed ABS dominating the issuance. The broader market acceptance of off-the-run ABS has gained momentum throughout the year, as strong demand has continued to drive spreads tighter and increased competition among investors for allocations.

Despite headwinds posed by global political risks and increased supply, U.S. ABS credit performance expectations remain positive. Underlying consumer and corporate credits have been stable and supportive of continued ABS performance. New issue supply is increasing but still at a level that creates a net supply shortfall and firmer spreads.

As the Fed continues to engineer an environment of ample liquidity, resulting in low defaults, it remains an optimal time to take prudent credit risk. While we believe leveraged credit and select structured credit sub-sectors have more room to the upside, extended valuations have made fixed rate bonds more susceptible to increased volatility. Even the slightest geopolitical provocation may give rise to a correction as investors seek to consolidate gains in the high yield market.

For the 12-month period ended May 31, 2013, the average expected life of the Fund’s holdings was less than one year. Average portfolio duration over the period ranged from 0.3 to 0.6 years. Duration measures the sensitivity of price (the value of principal) of a fixed income investment to a change in interest rates.

Positions that contributed most significantly to the Fund’s return for the period included Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (not held in the Fund’s portfolio at period end) and Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (2.1% of the Fund’s total investments at period end). Detractors to performance for the period included several corporate credit positions that experienced mark-to-market weakness.

26 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2013

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Overview
The Guggenheim S&P Global Dividend Opportunities Index ETF, NYSE Arca ticker: LVL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index (the “Index”).

The Index consists of 100 common stocks and American Depositary Receipts (“ADRs”) that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P Global Broad Market Index, an index designed to measure global stock market performance. Potential index constituents include common stocks and ADRs with market capitalizations greater than $1.0 billion at the time of reconstitution, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large-capitalization companies, as defined by Standard & Poor’s, a division of McGraw-Hill Financial, the Fund’s index provider (“S&P” or the “Index Provider”).

The Fund will invest at least 90% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs that comprise the Index.) The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited – whether based on net asset value (“NAV”) or market price – assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2013.

On a market price basis, the Fund generated a total return of 15.98%, which included an increase in market price over the period to $13.02 as of May 31, 2013, from $12.10 as of May 31, 2012. On an NAV basis, the Fund generated a total return of 16.33%, which included an increase in NAV over the period to $13.07 as of May 31, 2013, from $12.11 as of May 31, 2012. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and market comparison purposes, the Index returned 16.16% and the MSCI World Index, an index designed to measure the equity market performance of developed markets, returned 27.77% for the 12-month period ended May 31, 2013.

The Fund made quarterly distributions per share of $0.460 on June 29, 2012; $0.266 on September 28, 2012; $0.128 on December 31, 2012; and $0.102 on March 28, 2013. In addition, on December 31, 2012, the Fund made a supplemental distribution of $0.01 per share.

Performance Attribution
For the 12-month period ended May 31, 2013, all sectors but one sector in which the Fund was invested had positive returns, contributing to the Fund’s return. The financial sector contributed most to return, followed by the utilities sector. The basic materials sector detracted most. Positions that contributed most significantly to the Fund’s return included ACS Actividades de Construccion y Servicios SA, a Spain-based engineering and contracting company that develops civil and industrial infrastructures; Sakari Resources Ltd., a coal mining company that mines for thermal coal on Sebuku Island, the Makassar Straits and the Separi region; and Marine Harvest ASA, a Norwegian-based fish farming plant, raising mainly Atlantic salmon (none held in the Fund’s portfolio at period end). Positions that detracted most significantly from return included Koninklijke KPN NV, which provides telecommunications services throughout the Netherlands (1.8% of the Fund’s long-term investments at period end); Lonking Holdings Ltd., which designs, manufactures and sells wheel loaders and infrastructure machinery in the People’s Republic of China (not held in the Fund’s portfolio at period end); and FirstGroup PLC, an international passenger group based in the UK which has bus and rail operations in the United Kingdom and North America (1.5% of the Fund’s long-term investments at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 27

May 31, 2013

Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers and Guggenheim Investments only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward-looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Investments ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Funds, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.

Credit/Default Risk: Issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor their obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the respective Fund’s income and share price.

Interest Rate Risk: As interest rates rise, the value of fixed-income securities held by the Funds is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.

Income Risk: Falling interest rates may cause the Funds’ income to decline.

Mortgage-and Asset-Backed Securities Risks (GIY and GSY): Mortgage-Backed Securities (“MBS”) (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, these securities are subject to “prepayment risk” and “extension risk.”

Non-Correlation Risk (excludes GIY and GSY): For passively managed Index Funds, the respective Fund’s return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Fund may not be fully invested at times. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate with the Index return, as would be the case if it purchased all of the stocks with the same weightings as the Index.

High-Yield Securities Risk: High yield securities (bonds that are rated below investment grade) are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations as well as may be subject to greater price volatility.

Foreign Issuers Risk: Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Financial Services Sector Risk: The financial services industry is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Active Management Risk (GIY and GSY): The Funds are subject to management risk because they are actively managed portfolios. In managing the Funds’ portfolio securities, the Investment Adviser will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Risk of Deviation between Market Price and NAV (GIY and GSY): Unlike conventional ETFs, the Funds are not index funds. The Funds are actively managed and do not seek to replicate the performance of a specified index. There can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Municipal Securities Risk (GSY): Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Call Risk/Prepayment Risk: During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Funds’ having to reinvest proceeds at lower interest rates, resulting in a decline in the Funds’ income.

Extension Risk: An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Funds’ performance may suffer from the inability to invest in higher-yielding securities.

Liquidity Risk: If the Funds invest in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Funds may be unable to sell the illiquid securities at an advantageous time or price.

28 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2013

Risks and Other Considerations continued

Non-Diversified Fund Risk (excluding GSY and LVL): The Funds can invest a greater portion of assets in securities of individual issuers than a diversified fund. Changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Declining Yield Risk (excludes GIY, GSY and LVL): During the final year of the Funds’ operations, as the bonds held by the Funds mature and the Funds’ portfolio transitions to cash and cash equivalents, the Funds’ yield will generally tend to move toward the yield of cash and cash equivalents and thus may be lower than the yields of the bonds previously held by the Funds and/or prevailing yields for bonds in the market.

Fluctuation of Yield and Liquidation Amount Risk (excludes GIY, GSY and LVL): The Funds, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Funds’ existence, they may make distributions at a greater (or lesser) rate than the coupon payments received on the Funds’ portfolio, which will result in the Funds returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Funds relative to a direct investment in corporate bonds. If the amount you receive as liquidation proceeds upon the Funds’ termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Concentration Risk (excludes GIY and GSY): If the Index concentrates in an industry or group of industries the Funds’ investments will be concentrated accordingly. In such event, the value of the Funds’ shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Telecommunications Sector Risk (LVL): This sector is subject to extensive government regulation. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products.

Equity Risk (LVL): The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Utilities Sector Risk (LVL): Companies in the utilities sector may be adversely affected by economic, political, and regulatory or deregulatory changes, and other occurrences associated with the utilities industry. This concentration may present more risks than investing in securities that are more broadly diversified over numerous sectors of the economy.

Medium-Sized Company Risk (LVL): Investing in securities of these companies involves greater risk as their securities may be more volatile and less liquid than investing in more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Risks of Investing In Other Investment Companies (GIY, GSY and LVL): Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or net asset values.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information and at guggenheiminvestments.com/etf.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 29

FUND SUMMARY & PERFORMANCE (Unaudited)	May 31, 2013

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF

Fund Statistics
Share Price	$20.80
Net Asset Value	$20.79
Premium/Discount to NAV	0.05%
Net Assets ($000)	$174,650

Total Returns
		Since
	One	Inception
(Inception 6/07/10)	Year	(Annualized)
Guggenheim BulletShares
2013 Corporate Bond ETF
NAV	1.01%	2.50%
Market	0.97%	2.51%
BulletShares® USD
Corporate Bond 2013 Index	1.31%	2.68%
Barclays Capital U.S. 1-3 Year
Corporate Bond Index	3.08%	3.14%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.08 per share for share price returns or initial net asset value (NAV) of $20.08 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays Capital U.S. 1-3 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to one year and less than three years. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	25.3%
Diversified Financial Services	22.2%
Telecommunications	7.8%
Computers	6.8%
Oil & Gas	4.7%
Retail	4.5%
Media	4.2%
Insurance	3.5%
Food	2.6%
Auto Manufacturers	2.5%
Beverages	2.1%
Agriculture	1.9%
Miscellaneous Manufacturing	1.5%
Chemicals	1.5%
Pharmaceuticals	1.3%
Mining	1.1%
Software	1.0%
Household Products & Housewares	0.9%
Iron & Steel	0.6%
Electric	0.5%
Pipelines	0.4%
Lodging	0.4%
Health Care Products	0.3%
Building Materials	0.2%
Machinery-Diversified	0.2%
Advertising	0.1%
Water	0.1%
Total Corporate Bonds	98.2%
U.S. Treasury Security	1.6%
Investments of Collateral for Securities Loaned	0.1%
Total Investments	99.9%
Other Assets in excess of Liabilities	0.1%
Net Assets	100.0%

30 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	1.0%
AA	15.8%
A	50.0%
BBB	27.9%
BB	5.3%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. 1-3 Year Corporate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. 1-3 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Rating), and have $250 million or more of outstanding face value. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 31

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF

Fund Statistics
Share Price	$21.30
Net Asset Value	$21.24
Premium/Discount to NAV	0.28%
Net Assets ($000)	$254,860

Total Returns
		Since
	One	Inception
(Inception 6/7/10)	Year	(Annualized)
Guggenheim BulletShares
2014 Corporate Bond ETF
NAV	2.51%	3.66%
Market	2.50%	3.74%
BulletShares USD
Corporate Bond 2014 Index	2.78%	4.06%
Barclays U.S. 3-5 Year
Corporate Bond Index	5.05%	5.59%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.10 per share for share price returns or initial net asset value (NAV) of $20.10 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	32.2%
Diversified Financial Services	13.4%
Telecommunications	8.3%
Pharmaceuticals	5.3%
Oil & Gas	4.7%
Media	4.2%
Insurance	3.6%
Computers	3.2%
Beverages	3.1%
Retail	2.1%
Electric	2.0%
Software	1.7%
Mining	1.4%
Food	1.4%
Biotechnology	1.2%
Agriculture	0.9%
Cosmetics & Personal Care	0.8%
Chemicals	0.8%
Transportation	0.7%
Pipelines	0.6%
Electronics	0.6%
Health Care Products	0.5%
Miscellaneous Manufacturing	0.5%
Health Care Services	0.4%
Real Estate Investment Trusts	0.4%
Machinery - Construction & Mining	0.4%
Commercial Services	0.4%
Semiconductors	0.4%
Gas	0.4%
Office & Business Equipment	0.4%
Holding Companies - Diversified	0.4%
Advertising	0.4%
Machinery - Diversified	0.3%
Aerospace & Defense	0.3%
Home Furnishings	0.3%
Internet	0.3%
Auto Manufacturers	0.2%
Iron & Steel	0.2%
Forest Products & Paper	0.0%*
Total Corporate Bonds	98.4%
Investments of Collateral for Securities Loaned	0.2%
Total Investments	98.6%
Other Assets in excess of Liabilities	1.4%
Net Assets	100.0%
*Less than 0.1%.

32 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	1.8%
AA	15.3%
A	54.9%
BBB	26.5%
BB	1.5%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. 3-5 Year Corporate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. 3-5 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 3 years and less than 5 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Rating), and have $250 million or more of outstanding face value. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 33

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

Fund Statistics
Share Price	$21.86
Net Asset Value	$21.80
Premium/Discount to NAV	0.28%
Net Assets ($000)	$248,488

Total Returns
		Since
	One	Inception
(Inception 6/7/10)	Year	(Annualized)
Guggenheim BulletShares
2015 Corporate Bond ETF
NAV	4.10%	4.98%
Market	4.19%	5.06%
BulletShares USD
Corporate Bond 2015 Index	4.34%	5.31%
Barclays U.S. 3-5 Year
Corporate Bond Index	5.05%	5.59%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.14 per share for share price returns or initial net asset value (NAV) of $20.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays U.S. 3-5 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to three years and less than five years. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	36.6%
Diversified Financial Services	16.2%
Oil & Gas	6.2%
Telecommunications	4.4%
Insurance	3.8%
Pharmaceuticals	3.8%
Media	3.5%
Retail	3.1%
Beverages	3.0%
Electric	2.1%
Computers	1.9%
Health Care Products	1.4%
Aerospace & Defense	1.3%
Real Estate Investment Trusts	1.3%
Chemicals	1.1%
Biotechnology	1.0%
Pipelines	1.0%
Cosmetics & Personal Care	1.0%
Miscellaneous Manufacturing	0.8%
Software	0.7%
Health Care Services	0.6%
Iron & Steel	0.5%
Food	0.5%
Office & Business Equipment	0.4%
Agriculture	0.4%
Mining	0.4%
Internet	0.4%
Semiconductors	0.3%
Machinery - Construction & Mining	0.2%
Savings & Loans	0.2%
Metal Fabrication & Hardware	0.2%
Household Products & Housewares	0.2%
Transportation	0.1%
Electronics	0.1%
Building Materials	0.1%
Forest Products & Paper	0.1%
Lodging	0.0%*
Total Corporate Bonds	98.9%
Investments of Collateral for Securities Loaned	0.4%
Total Investments	99.3%
Other Assets in excess of Liabilities	0.7%
Net Assets	100.0%
*Less than 0.1%.

34 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	1.0%
AA	19.0%
A	56.2%
BBB	20.4%
BB	3.4%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. 3-5 Year Corporate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. 3-5 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 3 years and less than 5 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Rating), and have $250 million or more of outstanding face value. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 35

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Statistics
Share Price	$22.28
Net Asset Value	$22.21
Premium/Discount to NAV	0.32%
Net Assets ($000)	$233,176

Total Returns
		Since
	One	Inception
(Inception 6/07/10)	Year	(Annualized)
Guggenheim BulletShares
2016 Corporate Bond ETF
NAV	4.82%	6.03%
Market	4.94%	6.13%
BulletShares® USD
Corporate Bond 2016 Index	5.27%	6.60%
Barclays U.S. 5-7 Year
Corporate Bond Index	6.76%	7.99%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.13 per share for share price returns or initial net asset value (NAV) of $20.13 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	32.1%
Diversified Financial Services	13.1%
Telecommunications	7.6%
Oil & Gas	5.6%
Media	3.9%
Pharmaceuticals	3.6%
Computers	3.2%
Beverages	3.1%
Retail	2.9%
Insurance	2.2%
Food	1.7%
Health Care Products	1.5%
Health Care Services	1.3%
Software	1.3%
Chemicals	1.2%
Agriculture	1.1%
Real Estate Investment Trusts	1.1%
Biotechnology	0.9%
Pipelines	0.9%
Semiconductors	0.9%
Building Materials	0.8%
Gas	0.8%
Miscellaneous Manufacturing	0.8%
Aerospace & Defense	0.7%
Mining	0.7%
Auto Parts & Equipment	0.6%
Electronics	0.6%
Cosmetics & Personal Care	0.5%
Electric	0.5%
Advertising	0.4%
Commercial Services	0.4%
Internet	0.4%
Office & Business Equipment	0.4%
Iron & Steel	0.3%
Machinery-Construction & Mining	0.3%
Transportation	0.3%
Environmental Control	0.2%
Leisure Time	0.2%
Oil & Gas Services	0.2%
Savings & Loans	0.2%
Textiles	0.2%
Machinery-Diversified	0.1%
Lodging	0.0%*
Total Corporate Bonds	98.8%
Investments of Collateral for Securities Loaned	0.3%
Total Investments	99.1%
Other Assets in excess of Liabilities	0.9%
Net Assets	100.0%
*Less than 0.1%

36 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	0.6%
AA	14.5%
A	55.6%
BBB	26.0%
BB	3.3%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. 5-7 Year Corporate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to 5 years and less than 7 years. This index is unmanaged and it is not possible to invest directly in this index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 37

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Statistics
Share Price	$22.71
Net Asset Value	$22.66
Premium/Discount to NAV	0.22%
Net Assets ($000)	$261,758

Total Returns
		Since
	One	Inception
(Inception 6/07/10)	Year	(Annualized)
Guggenheim BulletShares
2017 Corporate Bond ETF
NAV	5.98%	7.03%
Market	6.06%	7.10%
BulletShares® USD
Corporate Bond 2017 Index	6.39%	7.63%
Barclays U.S. 5-7 Year
Corporate Bond Index	6.76%	7.99%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.19 per share for share price returns or initial net asset value (NAV) of $20.19 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	30.2%
Diversified Financial Services	14.0%
Oil & Gas	7.9%
Pharmaceuticals	4.2%
Telecommunications	4.0%
Retail	3.9%
Media	3.7%
Insurance	3.0%
Computers	2.6%
Food	2.6%
Beverages	2.1%
Miscellaneous Manufacturing	2.1%
Software	1.5%
Electric	1.4%
Agriculture	1.2%
Semiconductors	1.2%
Chemicals	1.2%
Mining	1.2%
Real Estate Investment Trusts	1.2%
Aerospace & Defense	1.1%
Biotechnology	1.1%
Pipelines	0.9%
Internet	0.9%
Health Care Services	0.9%
Health Care Products	0.9%
Office & Business Equipment	0.7%
Transportation	0.6%
Commercial Services	0.4%
Electronics	0.4%
Household Products & Housewares	0.3%
Lodging	0.3%
Oil & Gas Services	0.3%
Water	0.2%
Machinery-Construction & Mining	0.2%
Iron & Steel	0.2%
Leisure Time	0.1%
Engineering & Construction	0.1%
Gas	0.1%
Total Corporate Bonds	98.9%
Investments of Collateral for Securities Loaned	0.3%
Total Investments	99.2%
Other Assets in excess of Liabilities	0.8%
Net Assets	100.0%

38 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	1.3%
AA	16.2%
A	54.9%
BBB	25.8%
BB	1.8%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. 5-7 Year Corporate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to 5 years and less than 7 years. This index is unmanaged and it is not possible to invest directly in this index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 39

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Statistics
Share Price	$21.04
Net Asset Value	$20.98
Premium/Discount to NAV	0.29%
Net Assets ($000)	$91,264

Total Returns
		Since
	One	Inception
(Inception 3/28/12)	Year	(Annualized)
Guggenheim BulletShares 2018
Corporate Bond ETF
NAV	6.73%	6.09%
Market	6.54%	6.34%
BulletShares USD
Corporate Bond 2018 Index	7.47%	7.10%
Barclays U.S. 5-7 Year
Corporate Bond Index	6.76%	6.73%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.98 per share for share price returns or initial net asset value (NAV) of $19.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to three years and less than five years. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	22.3%
Diversified Financial Services	13.9%
Telecommunications	8.8%
Insurance	5.6%
Electric	4.9%
Beverages	3.8%
Pharmaceuticals	3.7%
Oil & Gas	3.0%
Retail	3.0%
Agriculture	2.9%
Media	2.8%
Computers	2.6%
Food	2.2%
Real Estate Investment Trusts	2.2%
Mining	1.7%
Pipelines	1.7%
Electronics	1.4%
Transportation	1.4%
Chemicals	1.3%
Iron & Steel	1.1%
Software	1.0%
Health Care Services	0.9%
Forest Products & Paper	0.7%
Health Care Products	0.6%
Household Products & Housewares	0.6%
Machinery - Construction & Mining	0.6%
Metal Fabrication & Hardware	0.6%
Oil & Gas Services	0.6%
Biotechnology	0.5%
Environmental Control	0.5%
Miscellaneous Manufacturing	0.5%
Office & Business Equipment	0.4%
Semiconductors	0.3%
Water	0.3%
Gas	0.1%
Internet	0.1%
Total Corporate Bonds	98.6%
Investments of Collateral for Securities Loaned	0.1%
Total Investments	98.7%
Other Assets in excess of Liabilities	1.3%
Net Assets	100.0%

40 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSCI  Guggenheim BulletShares 2018 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	0.6%
AA	11.0%
A	58.0%
BBB	27.4%
BB	3.0%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. 5-7 Year Corporate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to 5 years and less than 7 years. This index is unmanaged and it is not possible to invest directly in this index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 41

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Statistics
Share Price	$20.98
Net Asset Value	$20.94
Premium/Discount to NAV	0.19%
Net Assets ($000)	$56,529

Total Returns
		Since
	One	Inception
(Inception 3/28/12)	Year	(Annualized)
Guggenheim BulletShares 2019
Corporate Bond ETF
NAV	5.85%	6.48%
Market	6.72%	6.65%
BulletShares USD
Corporate Bond 2019 Index	6.50%	7.33%
Barclays U.S. 5-7 Year
Corporate Bond Index	6.76%	6.73%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.97 per share for share price returns or initial net asset value (NAV) of $19.97 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to three years and less than five years. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for the fee payments under the investment advisory agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	15.0%
Oil & Gas	13.0%
Pharmaceuticals	6.5%
Telecommunications	6.3%
Media	6.0%
Diversified Financial Services	6.0%
Electric	4.3%
Chemicals	4.2%
Insurance	4.1%
Beverages	3.5%
Aerospace & Defense	3.2%
Mining	2.9%
Transportation	2.3%
Software	2.2%
Real Estate Investment Trusts	2.1%
Food	1.8%
Retail	1.8%
Agriculture	1.7%
Computers	1.4%
Pipelines	1.3%
Health Care Products	1.0%
Cosmetics & Personal Care	1.0%
Oil & Gas Services	0.9%
Forest Products & Paper	0.7%
Electronics	0.6%
Health Care Services	0.6%
Semiconductors	0.5%
Environmental Control	0.5%
Machinery - Diversified	0.5%
Biotechnology	0.5%
Gas	0.5%
Miscellaneous Manufacturing	0.4%
Advertising	0.4%
Commercial Services	0.4%
Electrical Components & Equipment	0.2%
Total Investments	98.3%
Other Assets in excess of Liabilities	1.7%
Net Assets	100.0%

42 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	1.4%
AA	13.6%
A	49.0%
BBB	36.0%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. 5-7 Year Corporate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to 5 years and less than 7 years. This index is unmanaged and it is not possible to invest directly in this index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 43

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Statistics
Share Price	$20.89
Net Asset Value	$20.94
Premium/Discount to NAV	-0.24%
Net Assets ($000)	$47,123

Total Returns
		Since
	One	Inception
(Inception 3/28/12)	Year	(Annualized)
Guggenheim BulletShares 2020
Corporate Bond ETF
NAV	6.16%	6.95%
Market	5.96%	6.72%
BulletShares® USD
Corporate Bond 2020 Index	6.69%	7.80%
Barclays U.S. 5-7 Year
Corporate Bond Index	6.76%	6.73%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	20.1%
Diversified Financial Services	10.0%
Oil & Gas	7.5%
Media	5.8%
Pipelines	4.9%
Real Estate Investment Trusts	4.5%
Food	4.4%
Beverages	4.2%
Retail	3.8%
Chemicals	3.2%
Pharmaceuticals	3.1%
Insurance	3.0%
Aerospace & Defense	2.7%
Electric	2.5%
Telecommunications	2.4%
Environmental Control	2.2%
Health Care Products	2.1%
Internet	1.8%
Health Care Services	1.6%
Agriculture	1.4%
Biotechnology	1.2%
Software	1.1%
Computers	0.8%
Mining	0.8%
Iron & Steel	0.6%
Oil & Gas Services	0.6%
Advertising	0.5%
Electronics	0.4%
Commercial Services	0.2%
Housewares	0.2%
Forest Products & Paper	0.2%
Cosmetics & Personal Care	0.2%
Total Corporate Bonds	98.0%
Investments of Collateral for Securities Loaned	0.2%
Total Investments	98.2%
Other Assets in excess of Liabilities	1.8%
Net Assets	100.0%

44 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
AAA	0.9%
AA	8.5%
A	44.6%
BB	1.8%
BBB	44.2%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. 5-7 Year Corporate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to 5 years and less than 7 years. This index is unmanaged and it is not possible to invest directly in this index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 45

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.76
Net Asset Value	$25.66
Premium/Discount to NAV	0.39%
Net Assets ($000)	$212,937

Total Returns
		Since
	One	Inception
(Inception 1/25/11)	Year	(Annualized)
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF
NAV	5.31%	5.05%
Market	5.30%	5.21%
BulletShares® USD High Yield
Corporate Bond 2013 Index	5.78%	5.29%
Barclays Capital U.S. Corporate
High Yield Index	14.82%	9.74%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.13 per share for share price returns or initial net asset value (NAV) of $25.13 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays Capital U.S. 3-5 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to three years and less than five years. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for the fee payments under the investment advisory agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Media	12.6%
Telecommunications	6.0%
Health Care Services	5.3%
Electric	4.9%
Oil & Gas	4.8%
Mining	4.6%
Real Estate	4.4%
Entertainment	4.2%
Diversified Financial Services	3.7%
Real Estate Investment Trusts	3.7%
Machinery-Diversified	3.6%
Banks	3.2%
Lodging	2.1%
Coal	1.8%
Food	1.8%
Aerospace & Defense	1.6%
Forest Products & Paper	1.5%
Beverages	1.1%
Iron & Steel	1.1%
Apparel	1.0%
Holding Companies-Diversified	0.9%
Packaging & Containers	0.9%
Chemicals	0.6%
Computers	0.5%
Pipelines	0.3%
Semiconductors	0.3%
Miscellaneous Manufacturing	0.3%
Auto Parts & Equipment	0.2%
Retail	0.2%
Oil & Gas Services	0.1%
Leisure Time	0.1%
Total Corporate Bonds	77.4%
US Treasury Security	17.8%
Investments of Collateral for Securities Loaned	1.2%
Total Investments	96.4%
Other Assets in excess of Liabilities	3.6%
Net Assets	100.0%

46 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
BBB	2.0%
BB	48.2%
B	45.9%
CCC	3.9%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. Corporate High Yield Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/ BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 47

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.62
Net Asset Value	$26.57
Premium/Discount to NAV	0.19%
Net Assets ($000)	$300,271

Total Returns
		Since
	One	Inception
(Inception 1/25/11)	Year	(Annualized)
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF
NAV	8.40%	7.34%
Market	8.67%	7.41%
BulletShares® USD High Yield
Corporate Bond 2014 Index	9.44%	7.55%
Barclays U.S. Corporate
High Yield Index	14.82%	9.74%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.06 per share for share price returns or initial net asset value (NAV) of $25.06 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Commercial Services	8.5%
Entertainment	7.7%
Pharmaceuticals	6.9%
Telecommunications	6.7%
Media	6.3%
Oil & Gas	5.6%
Banks	5.5%
Retail	4.8%
Aerospace & Defense	4.0%
Health Care Services	3.4%
Pipelines	3.1%
Household Products & Housewares	2.9%
Electric	2.8%
Packaging & Containers	2.7%
Semiconductors	2.6%
Miscellaneous Manufacturing	2.2%
Computers	1.9%
Real Estate	1.7%
Chemicals	1.7%
Food	1.7%
Building Materials	1.6%
Beverages	1.4%
Coal	1.3%
Lodging	1.3%
Diversified Financial Services	1.3%
Software	1.2%
Advertising	1.2%
Iron & Steel	1.0%
Auto Parts & Equipment	0.9%
Mining	0.9%
Real Estate Investment Trusts	0.8%
Auto Manufacturers	0.7%
Transportation	0.4%
Machinery-Diversified	0.4%
Home Builders	0.3%
Office & Business Equipment	0.3%
Metal Fabricate & Hardware	0.2%
Electrical Components & Equipment	0.1%
Total Corporate Bonds	98.0%
Exchange Traded Fund	0.1%
Total Long-Term Investments	98.1%
Investments of Collateral for Securities Loaned	1.4%
Total Investments	99.5%
Other Assets in excess of Liabilities	0.5%
Net Assets	100.0%

48 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (continued)

% of Long-Term
Credit Quality	Investments
BBB	2.7%
BB	39.0%
B	55.4%
CCC	2.4%
NR	0.4%
Exchange Traded Fund	0.1%

Represents Standard & Poor’s rating as a percentage of long-term investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Securities classified as NR are not rated. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 49

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.81
Net Asset Value	$26.76
Premium/Discount to NAV	0.19%
Net Assets ($000)	$417,507

Total Returns
		Since
	One	Inception
(Inception 1/25/11)	Year	(Annualized)
Guggenheim BulletShares
2015 High Yield Corporate
Bond ETF
NAV	10.96%	7.85%
Market	10.84%	7.91%
BulletShares® USD High
Yield Corporate Bond
2015 Index	11.99%	7.90%
Barclays Capital U.S. Corporate
High Yield Index	14.82%	9.74%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.21 per share for share price returns or initial net asset value (NAV) of $25.21 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays Capital U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Oil & Gas	11.6%
Telecommunications	7.6%
Health Care Services	7.3%
Electric	7.2%
Commercial Services	5.5%
Banks	5.4%
Media	4.8%
Retail	4.7%
Iron & Steel	3.3%
Apparel	2.8%
Pharmaceuticals	2.6%
Internet	2.6%
Lodging	2.5%
Auto Manufacturers	2.4%
Packaging & Containers	2.2%
Diversified Financial Services	2.1%
Mining	1.9%
Distribution & Wholesale	1.9%
Machinery-Diversified	1.9%
Aerospace & Defense	1.7%
Airlines	1.6%
Pipelines	1.6%
Building Materials	1.6%
Auto Parts & Equipment	1.5%
Home Builders	1.5%
Chemicals	1.4%
Health Care Products	1.3%
Computers	1.1%
Holding Companies-Diversified	1.1%
Shipbuilding	0.8%
Software	0.7%
Forest Products & Paper	0.5%
Metal Fabricate & Hardware	0.4%
Coal	0.3%
Entertainment	0.2%
Household Products & Housewares	0.1%
Electrical Components & Equipment	0.1%
Advertising	0.1%
Trucking & Leasing	0.1%
Total Corporate Bonds	98.0%
Exchange Traded Funds	0.1%
Investments of Collateral for Securities Loaned	1.5%
Total Investments	99.6%
Other Assets in excess of Liabilities	0.4%
Net Assets	100.0%

50 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
BBB	1.3%
BB	40.9%
B	49.2%
CCC	8.6%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 51

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.73
Net Asset Value	$26.67
Premium/Discount to NAV	0.22%
Net Assets ($000)	$144,010

Total Returns
		Since
	One	Inception
(Inception 4/25/12)	Year	(Annualized)
Guggenheim BulletShares 2016
High Yield Corporate Bond ETF
NAV	12.47%	10.64%
Market	12.39%	10.85%
BulletShares® USD High Yield
Corporate Bond 2016 Index	14.65%	12.78%
Barclays Capital U.S. Corporate
High Yield Index	14.82%	12.78%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.99 per share for share price returns or initial net asset value (NAV) of $24.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays Capital U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Oil & Gas	12.3%
Telecommunications	9.6%
Building Materials	5.7%
Health Care Services	5.1%
Packaging & Containers	4.9%
Pipelines	4.5%
Distribution/Wholesale	4.1%
Media	3.7%
Pharmaceuticals	3.4%
Auto Manufacturers	3.3%
Electric	3.2%
Lodging	3.2%
Internet	2.7%
Software	2.6%
Commercial Services	2.4%
Gas	2.3%
Mining	2.3%
Machinery - Diversified	1.9%
Iron & Steel	1.6%
Retail	1.5%
Beverages	1.4%
Household Products & Housewares	1.4%
Leisure Time	1.3%
Miscellaneous Manufacturing	1.2%
Food	1.1%
Shipbuilding	1.1%
Real Estate Investment Trusts	1.0%
Agriculture	0.9%
Coal	0.9%
Home Builders	0.8%
Real Estate	0.8%
Oil & Gas Services	0.7%
Banks	0.7%
Computers	0.7%
Diversified Financial Services	0.7%
Forest Products & Paper	0.6%
Health Care Products	0.5%
Airlines	0.4%
Cosmetics & Personal Care	0.4%
Entertainment	0.4%
Transportation	0.4%
Textiles	0.1%
Total Corporate Bonds	97.8%
Investments of Collateral for Securities Loaned	0.8%
Total Investments	98.6%
Other Assets in excess of Liabilities	1.4%
Net Assets	100.0%

52 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
BBB	0.1%
BB	45.8%
B	37.7%
CCC	16.4%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 53

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.88
Net Asset Value	$26.90
Premium/Discount to NAV	-0.07%
Net Assets ($000)	$67,251

Total Returns
		Since
	One	Inception
(Inception 4/25/2012)	Year	(Annualized)
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF
NAV	12.97%	11.61%
Market	12.37%	11.52%
BulletShares® USD High Yield
Corporate Bond 2017 Index	16.54%	12.21%
Barclays U.S. Corporate High
Yield Index	14.82%	12.78%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.94 per share for share price returns or initial net asset value (NAV) of $24.94 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Telecommunications	12.1%
Banks	9.0%
Retail	8.5%
Oil & Gas	7.3%
Diversified Financial Services	6.5%
Iron & Steel	5.5%
Home Builders	4.6%
Pipelines	4.2%
Food	4.1%
Media	3.8%
Commercial Services	3.2%
Transportation	2.8%
Lodging	2.8%
Machinery-Diversified	2.2%
Building Materials	2.2%
Health Care Services	2.0%
Auto Parts & Equipment	1.7%
Advertising	1.7%
Miscellaneous Manufacturing	1.6%
Beverages	1.5%
Electrical Components & Equipment	1.4%
Semiconductors	1.2%
Electric	0.9%
Forest Products & Paper	0.8%
Real Estate	0.8%
Packaging & Containers	0.8%
Hand & Machine Tools	0.7%
Aerospace & Defense	0.6%
Coal	0.5%
Pharmaceuticals	0.5%
Metal Fabricate & Hardware	0.5%
Computers	0.4%
Health Care Products	0.4%
Software	0.4%
Real Estate Investment Trusts	0.2%
Auto Manufacturers	0.1%
Total Corporate Bonds	97.5%
Exchange Traded Fund	0.6%
Total Long-Term Investments	98.1%
Investments of Collateral for Securities Loaned	2.6%
Total Investments	100.7%
Liabilities in excess of Other Assets	-0.7%
Net Assets	100.0%

54 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (continued)

% of Corporate
Credit Quality	Bonds
BBB	1.7%
BB	45.5%
B	46.6%
CCC	6.2%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 55

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.76
Net Asset Value	$26.70
Premium/Discount to NAV	0.22%
Net Assets ($000)	$66,748

Total Returns
		Since
	One	Inception
(Inception 4/25/12)	Year	(Annualized)
Guggenheim BulletShares 2018
High Yield Corporate Bond ETF
NAV	14.20%	11.40%
Market	13.92%	11.61%
BulletShares USD High Yield
Corporate Bond 2018 Index	16.40%	13.63%
Barclays U.S. Corporate
High Yield Index	14.82%	12.78%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.97 per share for share price returns or initial net asset value (NAV) of $24.97 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Health Care Services	8.6%
Telecommunications	8.4%
Media	8.2%
Iron & Steel	6.3%
Retail	5.0%
Lodging	4.9%
Pipelines	4.6%
Household Products & Housewares	4.1%
Metal Fabricate & Hardware	3.9%
Building Materials	3.6%
Electric	3.2%
Health Care Products	3.0%
Oil & Gas	2.9%
Home Builders	2.7%
Banks	2.7%
Commercial Services	2.6%
Chemicals	2.5%
Entertainment	1.9%
Food	1.8%
Diversified Financial Services	1.6%
Coal	1.6%
Computers	1.6%
Insurance	1.4%
Oil & Gas Services	1.3%
Miscellaneous Manufacturing	1.3%
Real Estate Investment Trusts	1.2%
Semiconductors	1.0%
Software	0.9%
Pharmaceuticals	0.8%
Environmental Control	0.8%
Mining	0.8%
Packaging & Containers	0.6%
Transportation	0.6%
Auto Parts & Equipment	0.5%
Machinery – Diversified	0.4%
Total Corporate Bonds	97.3%
Exchange Traded Fund	0.9%
Investments of Collateral for Securities Loaned	1.4%
Total Investments	99.6%
Other Assets in excess of Liabilities	0.4%
Net Assets	100.0%

56 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (continued)

% of Long-Term
Credit Quality	Investments
BBB	0.4%
BB	42.3%
B	39.0%
CCC	17.2%
NR	0.2%
Exchange Traded Fund	0.9%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Securities classified as NR are not rated. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/ BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 57

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

GIY Guggenheim Enhanced Core Bond ETF

Fund Statistics
Share Price	$50.71
Net Asset Value	$50.89
Premium/Discount to NAV	-0.35%
Net Assets ($000)	$5,089

Total Returns
		Three	Five	Since
	One	Years	Years	Inception
(Inception 2/12/08)	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim
Core Enhanced
Bond ETF
NAV	0.40%	3.92%	4.91%	4.32%
Market	0.42%	2.87%	4.85%	4.31%
Barclays U.S.
Aggregate
Bond Index	0.91%	4.58%	5.49%	5.08%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. Treasury Bill Index 1-3 Month tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 2.78%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was 0.27% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 2.31%. There is a contractual fee waiver currently in place for this Fund through December 31, 2015 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.27%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Banks	6.7%
Insurance	5.6%
Media	2.1%
Pipelines	1.2%
Biotechnology	1.0%
Electric	1.0%
Oil & Gas	1.0%
Diversified Financial Services	0.8%
Retail	0.4%
Building Materials	0.2%
Total Corporate Bonds	20.0%
Mortgage Backed Securities	48.1%
U.S. Treasury Securities	21.3%
U.S. Government Agency Securities	9.0%
Total Long-Term Investments	98.4%
Money Market Fund	1.2%
Total Investments	99.6%
Other Assets in excess of Liabilities	0.4%
Net Assets	100.0%

% of Long-Term
Credit Quality	Investments
AA	48.5%
A	11.2%
BBB	9.2%
NR- Mortgage Backed Securities	31.1%

Represents Standard & Poor’s rating as a percentage of long-term investments. For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

U. S. Treasury securities and U.S. Government Agency securities are not rated, but deemed to be equivalent to securities rated AA+.

58 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

GIY Guggenheim Enhanced Core Bond ETF (continued)

% of Long-Term
Maturity Breakdown	Investments
0-5 Years	26.8%
6-10 Years	11.1%
15-20 Years	0.2%
26-30 Years	61.9%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and maturity breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. Aggregate Bond Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The Index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and collateralized mortgage-backed securities sectors. It is not possible to invest directly in the Barclays Capital U.S. Aggregate Bond Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 59

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

GSY Guggenheim Enhanced Short Duration Bond ETF

Fund Statistics
Share Price	$50.24
Net Asset Value	$50.21
Premium/Discount to NAV	0.06%
Net Assets ($000)	$326,373

Total Returns
		Three	Five	Since
	One	Years	Years	Inception
(Inception 2/12/08)	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim
Enhanced Short
Duration Bond ETF
NAV	1.63%	0.76%	0.66%	0.74%
Market	1.63%	0.79%	0.65%	0.75%
Barclays 1-3 Month
U.S. Treasury
Bill Index	0.08%	0.09%	0.26%	0.35%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. Treasury Bill Index 1-3 Month tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.57%. In the Financial Highlights section of the Annual Report, the Fund’s annualized net operating expense ratio was 0.26%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.30%. There is a contractual fee waiver currently in place for this Fund through December 31, 2015 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses can be higher than 0.27%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Financial Services	2.8%
Banking	2.2%
Commercial Financial	2.1%
Metals & Mining	1.9%
Property & Casualty Insurance	1.8%
Exploration & Production	1.7%
Auto Manufacturers	1.3%
Real Estate Investment Trusts	1.3%
Healthcare Facilities	0.9%
Trucking & Leasing	0.9%
Media Non-Cable	0.9%
Hardware	0.8%
Software & Services	0.8%
Diversified Financial Services	0.7%
Retail Staples	0.6%
Construction Materials	0.5%
Utilities	0.5%
Real Estate	0.3%
Railroad	0.3%
Food & Beverage	0.1%
Consumer Financial	0.1%
Life Insurance	0.1%
Total Corporate Bonds	22.6%
Commercial Paper	33.5%
Repurchase Agreements	19.7%
Asset Backed Securities	9.4%
Term Loans	7.1%
Exchange Traded Funds	3.3%
U.S. Government and Agency Security	1.8%
Money Market Fund	1.5%
Municipal Bonds	1.0%
Investment of Collateral for Securities Loaned	0.5%
Collateralized Mortgage Obligations	0.5%
Total Investments	100.9%
Liabilities in excess of Other Assets	-0.9%
Net Assets	100.0%

60 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

GSY Guggenheim Enhanced Short Duration Bond ETF (continued)

% of Total
Credit Quality	Investments
AAA	20.5%
AA	4.9%
A	47.3%
BBB	14.8%
BB	2.3%
B	4.5%
C	0.4%
Exchange Traded Funds	3.2%
Investments of Collateral for Securities Loaned	0.6%
Money Market Fund	1.5%

Represents Standard & Poor’s Rating Group rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

U.S. Treasury securities and U.S Government Agency securities are not rated, but deemed to be equivalent to securities rated AA+

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 61

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Statistics
Share Price	$13.02
Net Asset Value	$13.07
Premium/Discount to NAV	-0.38%
Net Assets ($000)	$69,027

Total Returns
				Since
	One	Three Year	Five Year	Inception
(Inception 6/25/07)	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim S&P
Global Dividend
Opportunities
Index ETF
NAV	16.33%	6.06%	-2.08%	-4.79%
Market	15.98%	6.03%	-2.17%	-4.85%
Benchmarks By
Design High
Income Index/
S&P Global
Dividend
Opportunities
Index	16.16%	5.94%	-1.42%1	-4.13%2
S&P Global Dividend
Opportunities
Index	16.16%	5.94%	N/A	N/A
MSCI World
Index	27.77%	13.33%	1.51%	0.81%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.53%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was determined to be 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was determined to be 0.92%. There is a contractual fee waiver currently in place for this Fund through December 31, 2015 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

1 The benchmark return reflects the blended return of the Benchmarks By Design High Income Index from 5/31/2008 - 9/29/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08 - 5/31/13.

2 The benchmark return reflects the blended return of the Benchmarks By Design High Income Index from 6/25/07 - 9/29/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08 - 5/31/13.

Portfolio Breakdown	% of Net Assets
Communications	23.9%
Financial	18.6%
Energy	11.5%
Utilities	11.4%
Consumer, Non-cyclical	9.2%
Basic Materials	9.1%
Industrial	8.9%
Consumer, Cyclical	4.8%
Technology	2.0%
Total Common Stocks and Preferred Stocks	99.4%
Exchange Traded Fund	0.3%
Investments of Collateral for Securities Loaned	11.6%
Total Investments	111.3%
Liabilities in excess of Other Assets	-11.3%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Shin Corp. PCL	4.3%
Iluka Resources Ltd.	3.6%
Chimera Investment Corp., REIT	3.4%
Seadrill Ltd	3.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	3.3%
TDC A/S	3.3%
Metcash Ltd.	3.3%
Vector Group Ltd.	3.3%
EDP - Energias de Portugal SA	3.2%
Ferrovial SA	3.2%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

62 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2013

LVL Guggenheim S&P Global Dividend Opportunities Index ETF (continued)

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI World Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The MSCI World Index is a free float-adjusted market capitalization index that measures global developed market equity performance of the developed market country indices of Europe, Australasia, the Far East, the U.S. and Canada. It is not possible to invest directly in the MSCI World Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 63

OVERVIEW OF FUND EXPENSES (Unaudited)	May 31, 2013

As a shareholder of Guggenheim BulletShares 2013 Corporate Bond ETF; Guggenheim BulletShares 2014 Corporate Bond ETF; Guggenheim BulletShares 2015 Corporate Bond ETF; Guggenheim BulletShares 2016 Corporate Bond ETF; Guggenheim BulletShares 2017 Corporate Bond ETF; Guggenheim BulletShares 2018 Corporate Bond ETF; Guggenheim BulletShares 2019 Corporate Bond ETF; Guggenheim BulletShares 2020 Corporate Bond ETF; Guggenheim BulletShares 2013 High Yield Corporate Bond ETF; Guggenheim BulletShares 2014 High Yield Corporate Bond ETF; Guggenheim BulletShares 2015 High Yield Corporate Bond ETF; Guggenheim BulletShares 2016 High Yield Corporate Bond ETF; Guggenheim BulletShares 2017 High Yield Corporate Bond ETF; Guggenheim BulletShares 2018 High Yield Corporate Bond ETF; Guggenheim Enhanced Core Bond ETF; Guggenheim Enhanced Short Duration Bond ETF; or Guggenheim S&P Global Dividend Opportunities Index ETF; you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended May 31, 2013.

Actual Expense
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized	Expenses
	Beginning	Ending	Expense	Paid
	Account	Account	Ratio for the	During
	Value	Value	Period Ended	Period1
	12/1/12	5/31/13	5/31/13	12/1/12-5/31/13
Guggenheim BulletShares 2013 Corporate Bond ETF
Actual	$1,000.00	$1,002.33	0.24%	$1.20
Hypothetical (5% annual return before expenses)	1,000.00	1,023.73	0.24%	1.21
Guggenheim BulletShares 2014 Corporate Bond ETF
Actual	1,000.00	1,006.37	0.24%	1.20
Hypothetical (5% annual return before expenses)	1,000.00	1,023.73	0.24%	1.21
Guggenheim BulletShares 2015 Corporate Bond ETF
Actual	1,000.00	1,009.38	0.24%	1.20
Hypothetical (5% annual return before expenses)	1,000.00	1,023.73	0.24%	1.21
Guggenheim BulletShares 2016 Corporate Bond ETF
Actual	1,000.00	1,009.20	0.24%	1.20
Hypothetical (5% annual return before expenses)	1,000.00	1,023.73	0.24%	1.21
Guggenheim BulletShares 2017 Corporate Bond ETF
Actual	1,000.00	1,002.25	0.24%	1.20
Hypothetical (5% annual return before expenses)	1,000.00	1,023.73	0.24%	1.21
Guggenheim BulletShares 2018 Corporate Bond ETF
Actual	1,000.00	1,003.10	0.24%	1.20
Hypothetical (5% annual return before expenses)	1,000.00	1,023.73	0.24%	1.21
Guggenheim BulletShares 2019 Corporate Bond ETF
Actual	1,000.00	1,002.46	0.24%	1.20
Hypothetical (5% annual return before expenses)	1,000.00	1,023.73	0.24%	1.21
Guggenheim BulletShares 2020 Corporate Bond ETF
Actual	1,000.00	997.56	0.24%	1.20
Hypothetical (5% annual return before expenses)	1,000.00	1,023.73	0.24%	1.21

64 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

OVERVIEW OF FUND EXPENSES (Unaudited) continued	May 31, 2013

			Annualized	Expenses
	Beginning	Ending	Expense	Paid
	Account	Account	Ratio for the	During
	Value	Value	Period Ended	Period1
	12/1/12	5/31/13	5/31/13	12/1/12-5/31/13
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Actual	$1,000.00	$1,014.78	0.42%	$2.11
Hypothetical (5% annual return before expenses)	1,000.00	1,022.84	0.42%	2.12
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Actual	1,000.00	1,029.24	0.42%	2.12
Hypothetical (5% annual return before expenses)	1,000.00	1,022.84	0.42%	2.12
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Actual	1,000.00	1,038.61	0.42%	2.13
Hypothetical (5% annual return before expenses)	1,000.00	1,022.84	0.42%	2.12
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Actual	1,000.00	1,049.97	0.42%	2.15
Hypothetical (5% annual return before expenses)	1,000.00	1,022.84	0.42%	2.12
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Actual	1,000.00	1,050.15	0.42%	2.15
Hypothetical (5% annual return before expenses)	1,000.00	1,022.84	0.42%	2.12
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Actual	1,000.00	1,057.21	0.42%	2.15
Hypothetical (5% annual return before expenses)	1,000.00	1,022.84	0.42%	2.12
Guggenheim Enhanced Core Bond ETF2
Actual	1,000.00	987.67	0.27%	1.34
Hypothetical (5% annual return before expenses)	1,000.00	1,023.59	0.27%	1.36
Guggenheim Enhanced Short Duration Bond ETF2
Actual	1,000.00	1,008.92	0.26%	1.30
Hypothetical (5% annual return before expenses)	1,000.00	1,023.64	0.26%	1.31
Guggenheim S&P Global Dividend Opportunities Index ETF2
Actual	1,000.00	1,047.99	0.65%	3.32
Hypothetical (5% annual return before expenses)	1,000.00	1,021.69	0.65%	3.28

1 Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the six months ended May 31, 2013. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying that result by 182/365.

2 The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

Assumes all dividends and distributions were reinvested.

Premium/Discount Information
Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at guggenheiminvestments.com.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 65

PORTFOLIO OF INVESTMENTS	May 31, 2013

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 98.2%
	Advertising – 0.1%
$204,000	Interpublic Group of Cos., Inc.	BB+	10.000%	07/15/2017	07/15/14 @ 103	$215,730

	Agriculture – 1.9%
3,196,000	Altria Group, Inc.	BBB	8.500%	11/10/2013	N/A	3,305,265

	Auto Manufacturers – 2.5%
4,254,000	Daimler Finance North America LLC	A–	6.500%	11/15/2013	N/A	4,365,697

	Banks – 25.3%
1,569,000	Bank of America Corp.	BBB+	4.750%	08/15/2013	N/A	1,581,690
1,223,000	Bank of Montreal (Canada)	A+	2.125%	06/28/2013	N/A	1,224,453
1,364,000	Bank of New York Mellon Corp., Series MTN	A+	5.125%	08/27/2013	N/A	1,379,537
3,894,000	Bank of Nova Scotia (Canada)	A+	2.375%	12/17/2013	N/A	3,937,675
1,019,000	BB&T Corp., Series MTN	A–	3.375%	09/25/2013	N/A	1,028,444
2,141,000	Canadian Imperial Bank of Commerce (Canada)	A+	1.450%	09/13/2013	N/A	2,148,342
1,379,000	Citigroup, Inc.	A–	5.850%	07/02/2013	N/A	1,384,651
4,351,000	Citigroup, Inc.	A–	6.500%	08/19/2013	N/A	4,404,391
3,240,000	Citigroup, Inc.	A–	6.000%	12/13/2013	N/A	3,332,360
3,065,000	Goldman Sachs Group, Inc.	A–	4.750%	07/15/2013	N/A	3,079,209
5,009,000	Goldman Sachs Group, Inc.	A–	5.250%	10/15/2013	N/A	5,092,515
1,917,000	JPMorgan Chase & Co., Series 2	A	1.650%	09/30/2013	N/A	1,925,538
1,281,000	Royal Bank of Canada, Series MTN (Canada)	AA–	2.100%	07/29/2013	N/A	1,284,273
1,528,000	Royal Bank of Scotland PLC, Series 2 (United Kingdom)	A	3.400%	08/23/2013	N/A	1,537,481
204,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.000%	11/12/2013	N/A	207,621
2,698,000	UBS AG, Series BKNT (Switzerland)	A	2.250%	08/12/2013	N/A	2,707,268
1,364,000	US Bancorp, Series MTN	A+	2.000%	06/14/2013	N/A	1,364,613
1,672,000	US Bancorp, Series MTN	A+	1.375%	09/13/2013	08/13/13 @ 100	1,675,739
1,332,000	US Bancorp, Series MTN	A+	1.125%	10/30/2013	09/30/13 @ 100	1,335,558
1,324,000	Wachovia Corp., Series MTN	A+	5.700%	08/01/2013	N/A	1,335,010
2,121,000	Wells Fargo & Co.	A	4.950%	10/16/2013	N/A	2,155,292
						44,121,660

	Beverages – 2.1%
2,343,000	Coca-Cola Co.	AA–	0.750%	11/15/2013	N/A	2,346,896
408,000	Coca-Cola HBC Finance BV (Netherlands)	BBB	5.125%	09/17/2013	N/A	413,126
917,000	PepsiCo, Inc.	A–	0.875%	10/25/2013	N/A	918,958
						3,678,980

	Building Materials – 0.2%
408,000	CRH America, Inc.	BBB+	5.300%	10/15/2013	N/A	414,865

	Chemicals – 1.5%
753,000	EI du Pont de Nemours & Co.	A	5.000%	07/15/2013	N/A	756,905
1,363,000	ICI Wilmington, Inc.	BBB+	5.625%	12/01/2013	N/A	1,393,031
372,000	Praxair, Inc.	A	2.125%	06/14/2013	N/A	372,167
						2,522,103

	Computers – 6.8%
1,630,000	Dell, Inc.(a)	BBB	1.400%	09/10/2013	N/A	1,631,379
2,289,000	Hewlett-Packard Co.	BBB+	1.250%	09/13/2013	N/A	2,291,754
1,822,000	HP Enterprise Services, LLC, Series B	BBB+	6.000%	08/01/2013	N/A	1,837,328
612,000	International Business Machines Corp., Series A	AA–	7.500%	06/15/2013	N/A	613,226

See notes to financial statements.
66 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Computers continued
$2,500,000	International Business Machines Corp.	AA–	1.000%	08/05/2013	N/A	$2,502,848
2,850,000	International Business Machines Corp.	AA–	6.500%	10/15/2013	N/A	2,913,914
						11,790,449

	Diversified Financial Services – 22.2%
1,324,000	American Express Co.	BBB+	4.875%	07/15/2013	N/A	1,330,898
3,883,000	American Express Credit Corp., Series C	A–	7.300%	08/20/2013	N/A	3,938,904
815,000	Capital One Bank USA NA	BBB	6.500%	06/13/2013	N/A	816,235
1,519,000	Caterpillar Financial Services Corp., Series MTN	A	6.200%	09/30/2013	N/A	1,548,315
510,000	Caterpillar Financial Services Corp., Series MTN	A	1.550%	12/20/2013	N/A	513,470
2,099,000	CME Group, Inc.	AA–	5.400%	08/01/2013	N/A	2,115,110
2,364,000	Credit Suisse USA, Inc.	A+	5.500%	08/15/2013	N/A	2,387,879
6,329,000	Ford Motor Credit Co., LLC	BB+	7.000%	10/01/2013	N/A	6,463,548
4,109,000	General Electric Capital Corp., Series MTN	AA+	1.875%	09/16/2013	N/A	4,127,626
1,824,000	General Electric Capital Corp., Series GMTN	AA+	5.400%	09/20/2013	N/A	1,852,640
2,373,000	HSBC Finance Corp.	A	4.750%	07/15/2013	N/A	2,384,212
1,519,000	International Lease Finance Corp., Series MTN	BBB–	5.625%	09/20/2013	N/A	1,537,987
2,324,000	International Lease Finance Corp., Series MTN	BBB–	6.625%	11/15/2013	N/A	2,374,837
510,000	John Deere Capital Corp., Series MTN	A	1.875%	06/17/2013	N/A	510,293
1,461,000	John Deere Capital Corp., Series MTN	A	4.900%	09/09/2013	N/A	1,479,122
1,146,000	National Rural Utilities Cooperative Finance Corp.	A+	5.500%	07/01/2013	N/A	1,150,276
519,000	NYSE Euronext	A	4.800%	06/28/2013	N/A	520,505
1,984,000	SLM Corp., Series MTNA	BBB–	5.000%	10/01/2013	N/A	2,006,320
1,732,000	Toyota Motor Credit Corp., Series MTN	AA–	1.375%	08/12/2013	N/A	1,735,421
						38,793,598

	Electric – 0.5%
815,000	Georgia Power Co.	A	1.300%	09/15/2013	N/A	816,992

	Food – 2.6%
2,019,000	General Mills, Inc.	BBB+	5.250%	08/15/2013	N/A	2,037,981
836,000	HJ Heinz Co.	BBB+	5.350%	07/15/2013	N/A	840,598
1,700,000	Mondelez International, Inc.	BBB–	5.250%	10/01/2013	N/A	1,725,364
						4,603,943

	Health Care Products – 0.3%
510,000	Covidien International Finance SA (Luxembourg)	A	1.875%	06/15/2013	N/A	510,217

	Household Products & Housewares – 0.9%
1,472,000	Kimberly-Clark Corp.	A	5.000%	08/15/2013	N/A	1,485,065

	Insurance – 3.5%
1,148,000	Aegon NV (Netherlands)	A–	4.750%	06/01/2013	N/A	1,148,000
1,864,000	Berkshire Hathaway Finance Corp.	AA	5.000%	08/15/2013	N/A	1,881,084
1,569,000	Berkshire Hathaway Finance Corp.	AA	4.625%	10/15/2013	N/A	1,593,845
917,000	MetLife, Inc.	A–	5.000%	11/24/2013	N/A	936,869
606,000	Prudential Financial, Inc., Series MTNB	A	4.500%	07/15/2013	N/A	608,762
						6,168,560

	Iron & Steel – 0.6%
1,115,000	ArcelorMittal (Luxembourg)	BB+	5.375%	06/01/2013	N/A	1,115,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 67

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Lodging – 0.4%
$612,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.	BBB–	7.875%	11/01/2017	11/01/13 @ 104	$654,075

	Machinery-Diversified – 0.2%
408,000	Roper Industries, Inc.	BBB	6.625%	08/15/2013	N/A	412,621

	Media – 4.2%
1,121,000	COX Communications, Inc.	BBB	4.625%	06/01/2013	N/A	1,121,000
1,131,000	Thomson Reuters Corp. (Canada)	A–	5.950%	07/15/2013	N/A	1,137,723
2,683,000	Time Warner Cable, Inc.	BBB	6.200%	07/01/2013	N/A	2,693,606
2,364,000	Walt Disney Co., Series MTN	A	4.500%	12/15/2013	N/A	2,415,745
						7,368,074

	Mining – 1.1%
382,000	Alcoa, Inc.	BBB–	6.000%	07/15/2013	N/A	384,244
1,529,000	Barrick Gold Financeco, LLC, Series GMTN	BBB	6.125%	09/15/2013	N/A	1,551,551
						1,935,795

	Miscellaneous Manufacturing – 1.5%
1,171,000	3M Co., Series MTN	AA–	4.375%	08/15/2013	N/A	1,180,280
1,375,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	BBB	6.000%	08/15/2013	N/A	1,389,597
						2,569,877

	Oil & Gas – 4.7%
5,930,000	BP Capital Markets PLC (United Kingdom)	A	5.250%	11/07/2013	N/A	6,053,688
1,388,000	EnCana Corp. (Canada)	BBB	4.750%	10/15/2013	N/A	1,408,573
815,000	Occidental Petroleum Corp.	A	1.450%	12/13/2013	N/A	819,780
						8,282,041

	Pharmaceuticals – 1.3%
612,000	Bristol-Myers Squibb Co.	A+	5.250%	08/15/2013	N/A	617,851
1,630,000	Merck & Co., Inc.	AA	5.300%	12/01/2013	N/A	1,669,337
						2,287,188

	Pipelines – 0.4%
713,000	Kinder Morgan Energy Partners, LP	BBB	5.000%	12/15/2013	N/A	729,678

	Retail – 4.5%
713,000	Best Buy Co., Inc.	BB	7.250%	07/15/2013	N/A	720,130
1,822,000	Home Depot, Inc.	A–	5.250%	12/16/2013	N/A	1,869,230
561,000	Target Corp.	A+	4.000%	06/15/2013	N/A	561,551
3,475,000	Walgreen Co.	BBB	4.875%	08/01/2013	N/A	3,497,949
1,274,000	Wal-Mart Stores, Inc.	AA	0.750%	10/25/2013	N/A	1,276,102
						7,924,962

	Software – 1.0%
1,732,000	Microsoft Corp.	AAA	0.875%	09/27/2013	N/A	1,735,119

	Telecommunications – 7.8%
1,935,000	Cellco Partnership / Verizon Wireless Capital, LLC	A–	7.375%	11/15/2013	N/A	1,992,487
2,488,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.250%	07/22/2013	N/A	2,503,137
1,125,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.875%	08/20/2013	N/A	1,137,688
408,000	Qwest Communications International, Inc.	BB	7.125%	04/01/2018	04/01/14 @ 102	423,810
4,615,000	Telecom Italia Capital SA (Luxembourg)	BBB–	5.250%	11/15/2013	N/A	4,696,284
612,000	Verizon Global Funding Corp.	A–	4.375%	06/01/2013	N/A	612,000
2,223,000	Vodafone Group PLC (United Kingdom)	A–	5.000%	12/16/2013	N/A	2,276,645
						13,642,051

See notes to financial statements.
68 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Water – 0.1%
$153,000	Veolia Environnement SA (France)	BBB+	5.250%	06/03/2013	N/A	$153,000

	Total Corporate Bonds – 98.2%
	(Cost $171,442,075)					171,602,605

	US Treasury Security – 1.6%
2,731,000	U.S. Treasury Bill(b)
	(Cost $2,730,789)	NR	0.000%	07/18/2013	N/A	2,730,923

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned – 0.1%
204,970	BNY Mellon Securities Lending Overnight Fund, 0.0730%(c) (d)
	(Cost $204,970)					$204,970

	Total Investments – 99.9%
	(Cost $174,377,834)					174,538,498
	Other Assets in excess of Liabilities – 0.1%					111,091
	Net Assets – 100.0%					$174,649,589

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aaa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at May 31, 2013.

(b)	Zero coupon bond.

(c)	At May 31, 2013, the total market value of the Fund’s securities on loan was $199,790 and the total market value of the collateral held by the Fund was $204,970.

(d)	Interest rate shown reflects yield as of May 31, 2013.

% of Corporate
Country Breakdown	Bonds
United States	78.4%
Canada	6.5%
United Kingdom	5.9%
Luxembourg	3.7%
Netherlands	3.0%
Switzerland	1.6%
Bermuda	0.8%
France	0.1%

Country breakdown is shown as a percentage of corporate bonds.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 69

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 98.4%
	Advertising – 0.4%
$600,000	WPP Finance (United Kingdom)	BBB	8.000%	09/15/2014	N/A	$651,927
333,000	WPP Finance 2010 (United Kingdom)	BBB	4.750%	11/21/2021	N/A	357,322
						1,009,249

	Aerospace & Defense – 0.3%
800,000	Boeing Co.	A	5.000%	03/15/2014	N/A	827,873

	Agriculture – 0.9%
750,000	Altria Group, Inc.	BBB	7.750%	02/06/2014	N/A	785,215
1,527,000	Philip Morris International, Inc.	A	6.875%	03/17/2014	N/A	1,604,301
						2,389,516

	Auto Manufacturers – 0.2%
500,000	PACCAR, Inc., Series MTN	A+	6.875%	02/15/2014	N/A	521,903

	Banks – 32.2%
700,000	Abbey National Treasury Services PLC (United Kingdom)	A	2.875%	04/25/2014	N/A	713,044
3,271,000	Bank of America Corp., Series MTN	A–	7.375%	05/15/2014	N/A	3,472,095
829,000	Bank of America Corp.	A–	5.375%	06/15/2014	N/A	866,384
1,200,000	Bank of America Corp.	A–	5.125%	11/15/2014	N/A	1,268,929
500,000	Bank of Montreal, Series MTN (Canada)	A+	1.750%	04/29/2014	N/A	505,921
1,150,000	Bank of New York Mellon Corp., Series MTN	A+	4.300%	05/15/2014	N/A	1,192,879
500,000	Bank of New York Mellon Corp., Series MTN	A+	1.700%	11/24/2014	10/25/14 @ 100	507,491
1,600,000	Barclays Bank PLC (United Kingdom)	A+	2.375%	01/13/2014	N/A	1,617,288
2,450,000	Barclays Bank PLC (United Kingdom)	A+	5.200%	07/10/2014	N/A	2,570,417
1,080,000	BB&T Corp.	A–	2.050%	04/28/2014	03/28/14 @ 100	1,095,873
400,000	BB&T Corp., Series MTN	A–	5.700%	04/30/2014	N/A	418,844
1,275,000	BBVA US Senior SAU (Spain)	BBB–	3.250%	05/16/2014	N/A	1,288,910
1,114,000	Capital One Financial Corp.	BBB	7.375%	05/23/2014	N/A	1,185,052
750,000	Capital One Financial Corp.	BBB	2.125%	07/15/2014	N/A	760,341
1,521,000	Citigroup, Inc.	A–	5.125%	05/05/2014	N/A	1,581,295
2,732,000	Citigroup, Inc.	A–	6.375%	08/12/2014	N/A	2,905,171
4,176,000	Citigroup, Inc.	BBB+	5.000%	09/15/2014	N/A	4,369,725
1,768,000	Citigroup, Inc., Series MTN	A–	5.500%	10/15/2014	N/A	1,875,887
1,300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank (Netherlands)	AA-	1.850%	01/10/2014	N/A	1,311,641
1,250,000	Credit Suisse New York (Switzerland)	A+	2.200%	01/14/2014	N/A	1,263,899
2,350,000	Credit Suisse New York (Switzerland)	A+	5.500%	05/01/2014	N/A	2,456,652
1,200,000	Deutsche Bank (Germany)	A+	3.875%	08/18/2014	N/A	1,246,504
1,858,000	Goldman Sachs Group, Inc.	A–	5.150%	01/15/2014	N/A	1,909,769
2,432,000	Goldman Sachs Group, Inc., Series MTN	A–	6.000%	05/01/2014	N/A	2,549,371
1,300,000	Goldman Sachs Group, Inc.	A–	5.000%	10/01/2014	N/A	1,368,380
1,450,000	Goldman Sachs Group, Inc.	A–	5.500%	11/15/2014	N/A	1,543,223
1,100,000	HSBC Bank USA	A	4.625%	04/01/2014	N/A	1,136,474
850,000	JPMorgan Chase & Co., Series MTN	A	5.375%	01/15/2014	N/A	873,965
1,200,000	JPMorgan Chase & Co., Series MTN	A	2.050%	01/24/2014	N/A	1,212,317
500,000	JPMorgan Chase & Co.	A–	4.875%	03/15/2014	N/A	516,413
2,793,000	JPMorgan Chase & Co.	A	4.650%	06/01/2014	N/A	2,907,904
2,068,000	JPMorgan Chase & Co.	A–	5.125%	09/15/2014	N/A	2,178,047

See notes to financial statements.
70 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Banks continued
$750,000	KeyBank NA, Series BKNT	BBB+	5.800%	07/01/2014	N/A	$790,575
1,000,000	Morgan Stanley	A–	2.875%	01/24/2014	N/A	1,013,100
4,036,000	Morgan Stanley	BBB+	4.750%	04/01/2014	N/A	4,147,704
2,900,000	Morgan Stanley, Series GMTN	A–	6.000%	05/13/2014	N/A	3,037,999
550,000	Morgan Stanley	A–	2.875%	07/28/2014	N/A	562,016
1,400,000	Morgan Stanley	A–	4.200%	11/20/2014	N/A	1,458,974
600,000	Northern Trust Corp.	A+	4.625%	05/01/2014	N/A	623,362
500,000	PNC Funding Corp.	A–	3.000%	05/19/2014	N/A	512,107
1,000,000	Regions Financial Corp.	BBB–	7.750%	11/10/2014	N/A	1,088,054
1,400,000	Royal Bank of Canada, Series GMTN (Canada)	AA–	1.125%	01/15/2014	N/A	1,407,655
1,290,000	Royal Bank of Canada, Series GMTN (Canada)	AA–	1.450%	10/30/2014	N/A	1,307,184
600,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.000%	10/01/2014	N/A	621,060
900,000	State Street Corp.	A+	4.300%	05/30/2014	N/A	934,785
1,000,000	Toronto-Dominion Bank (Canada)	AA–	1.375%	07/14/2014	N/A	1,011,160
936,000	UBS AG, Series 001 (Switzerland)	A	2.250%	01/28/2014	N/A	945,166
1,000,000	US Bancorp	A+	4.200%	05/15/2014	N/A	1,036,154
500,000	US Bancorp, Series MTN	A+	2.875%	11/20/2014	N/A	516,602
1,250,000	US Bank NA, Series BKNT	A+	6.300%	02/04/2014	N/A	1,298,425
750,000	US Bank NA, Series BKNT	A+	4.950%	10/30/2014	N/A	796,647
837,000	Wachovia Bank NA, Series BKNT	A+	4.800%	11/01/2014	N/A	883,514
1,000,000	Wachovia Corp.	A	4.875%	02/15/2014	N/A	1,029,815
1,945,000	Wachovia Corp.	A	5.250%	08/01/2014	N/A	2,045,611
500,000	Wells Fargo & Co.	A	4.625%	04/15/2014	N/A	517,414
2,468,000	Wells Fargo & Co., Series GMTN	A+	3.750%	10/01/2014	N/A	2,570,049
700,000	Wells Fargo & Co.	A	5.000%	11/15/2014	N/A	741,978
500,000	Zions Bancorporation	BBB–	7.750%	09/23/2014	N/A	540,004
						82,107,219

	Beverages – 3.1%
1,000,000	Anheuser-Busch InBev Worldwide, Inc.	A	1.500%	07/14/2014	N/A	1,011,984
1,650,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.375%	11/15/2014	N/A	1,759,545
32,000	Beam, Inc.	BBB–	6.375%	06/15/2014	N/A	33,831
1,545,000	Bottling Group, LLC	A	6.950%	03/15/2014	N/A	1,622,558
875,000	Coca-Cola Co.	AA–	3.625%	03/15/2014	N/A	897,061
927,000	Diageo Capital PLC (United Kingdom)	A–	7.375%	01/15/2014	N/A	965,361
1,100,000	PepsiCo, Inc.	A–	3.750%	03/01/2014	N/A	1,126,783
500,000	PepsiCo, Inc.	A–	0.800%	08/25/2014	N/A	502,283
						7,919,406

	Biotechnology – 1.2%
1,100,000	Amgen, Inc.	A+	1.875%	11/15/2014	N/A	1,119,580
1,300,000	Amgen, Inc.	A+	4.850%	11/18/2014	N/A	1,378,719
600,000	Gilead Sciences, Inc.	A–	2.400%	12/01/2014	N/A	614,856
						3,113,155

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 71

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Chemicals – 0.8%
$500,000	Ecolab, Inc.	BBB+	2.375%	12/08/2014	N/A	$511,821
500,000	EI du Pont de Nemours & Co.	A	4.875%	04/30/2014	N/A	519,885
400,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A–	5.250%	05/15/2014	N/A	417,112
500,000	Sherwin-Williams Co.	A	3.125%	12/15/2014	N/A	518,199
						1,967,017

	Commercial Services – 0.4%
600,000	Western Union Co.	BBB+	6.500%	02/26/2014	N/A	625,226
407,000	Yale University, Series MTN	AAA	2.900%	10/15/2014	N/A	420,825
						1,046,051

	Computers – 3.2%
620,000	Dell, Inc.	BBB	5.625%	04/15/2014	N/A	643,013
2,087,000	Hewlett-Packard Co.	BBB+	6.125%	03/01/2014	N/A	2,165,267
400,000	Hewlett-Packard Co.	BBB+	1.550%	05/30/2014	N/A	402,645
1,720,000	Hewlett-Packard Co.	BBB+	4.750%	06/02/2014	N/A	1,785,665
730,000	Hewlett-Packard Co.	BBB+	2.625%	12/09/2014	N/A	747,247
850,000	International Business Machines Corp.	AA–	1.250%	05/12/2014	N/A	857,342
1,540,000	International Business Machines Corp.	AA–	0.875%	10/31/2014	N/A	1,549,680
						8,150,859

	Cosmetics & Personal Care – 0.8%
1,100,000	Procter & Gamble Co.	AA–	0.700%	08/15/2014	N/A	1,104,256
900,000	Procter & Gamble Co.	AA–	4.950%	08/15/2014	N/A	949,355
						2,053,611

	Diversified Financial Services – 13.4%
1,400,000	American Express Co.	BBB+	7.250%	05/20/2014	N/A	1,490,328
1,745,000	American Express Credit Corp., Series MTN	A–	5.125%	08/25/2014	N/A	1,841,989
2,060,000	Bear Stearns Cos., LLC	A	5.700%	11/15/2014	N/A	2,206,985
1,200,000	BlackRock, Inc.	A+	3.500%	12/10/2014	N/A	1,254,133
500,000	Boeing Capital Corp.	A	3.250%	10/27/2014	N/A	519,117
2,037,000	Caterpillar Financial Services Corp., Series MTN	A	6.125%	02/17/2014	N/A	2,119,541
900,000	Caterpillar Financial Services Corp., Series MTN	A	1.375%	05/20/2014	N/A	908,805
700,000	CME Group, Inc.	AA–	5.750%	02/15/2014	N/A	725,017
1,250,000	Credit Suisse USA, Inc.	A+	5.125%	01/15/2014	N/A	1,284,321
1,200,000	Ford Motor Credit Co., LLC	BB+	8.000%	06/01/2014	N/A	1,278,556
1,300,000	Ford Motor Credit Co., LLC	BB+	8.700%	10/01/2014	N/A	1,428,721
2,120,000	General Electric Capital Corp.	AA+	2.100%	01/07/2014	N/A	2,142,661
2,086,000	General Electric Capital Corp.	AA+	5.900%	05/13/2014	N/A	2,194,647
1,000,000	General Electric Capital Corp., Series MTN	AA+	5.500%	06/04/2014	N/A	1,051,378
850,000	General Electric Capital Corp., Series MTN	AA+	5.650%	06/09/2014	N/A	895,297
1,200,000	General Electric Capital Corp., Series MTNA	AA+	4.750%	09/15/2014	N/A	1,262,124
1,500,000	General Electric Capital Corp., Series A	AA+	3.750%	11/14/2014	N/A	1,568,052
600,000	HSBC Finance Corp.	A	5.250%	01/15/2014	N/A	616,670
1,150,000	International Lease Finance Corp., Series MTN	BBB–	5.650%	06/01/2014	N/A	1,196,000
500,000	John Deere Capital Corp., Series MTN	A	1.600%	03/03/2014	N/A	504,436
1,000,000	John Deere Capital Corp., Series MTN	A	1.250%	12/02/2014	N/A	1,011,057
1,200,000	Merrill Lynch & Co., Inc., Series MTNC	A–	5.000%	02/03/2014	N/A	1,233,978

See notes to financial statements.
72 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Diversified Financial Services continued
$1,787,000	Merrill Lynch & Co., Inc., Series MTN	A–	5.450%	07/15/2014	N/A	$1,871,061
975,000	National Rural Utilities Cooperative Finance Corp.	A+	4.750%	03/01/2014	N/A	1,006,499
620,000	SLM Corp., Series MTNA	BBB–	5.375%	05/15/2014	N/A	639,375
800,000	TD Ameritrade Holding Corp.	A	4.150%	12/01/2014	N/A	840,992
960,000	Toyota Motor Credit Corp., Series GMTN	AA–	1.250%	11/17/2014	N/A	971,296
						34,063,036

	Electric – 2.0%
690,000	Commonwealth Edison Co.	A–	1.625%	01/15/2014	N/A	694,640
700,000	Duke Energy Corp.	BBB	6.300%	02/01/2014	N/A	725,822
580,000	Duke Energy Corp.	BBB	3.950%	09/15/2014	N/A	603,742
400,000	Exelon Generation Co., LLC	BBB	5.350%	01/15/2014	N/A	411,417
600,000	NiSource Finance Corp.	BBB–	5.400%	07/15/2014	N/A	629,263
1,168,000	Pacific Gas & Electric Co.	BBB	4.800%	03/01/2014	N/A	1,204,483
800,000	Southern California Edison Co.	A	5.750%	03/15/2014	N/A	832,126
						5,101,493

	Electronics – 0.6%
600,000	Amphenol Corp.	BBB	4.750%	11/15/2014	N/A	634,995
800,000	Honeywell International, Inc.	A	3.875%	02/15/2014	N/A	819,307
						1,454,302

	Food – 1.4%
600,000	ConAgra Foods, Inc.	BBB–	5.875%	04/15/2014	N/A	625,939
800,000	Kroger Co.	BBB	7.500%	01/15/2014	N/A	833,334
700,000	Mondelez International, Inc.	BBB–	6.750%	02/19/2014	N/A	729,056
355,000	Safeway, Inc.	BBB	6.250%	03/15/2014	N/A	369,099
850,000	Unilever Capital Corp.	A+	3.650%	02/15/2014	N/A	869,327
						3,426,755
	Forest Products & Paper – 0.0%***
100,000	International Paper Co.	BBB	5.500%	01/15/2014	N/A	102,593

	Gas – 0.4%
400,000	Atmos Energy Corp.	BBB+	4.950%	10/15/2014	N/A	422,901
593,000	Sempra Energy	BBB+	2.000%	03/15/2014	N/A	599,027
						1,021,928

	Health Care Products – 0.5%
700,000	Boston Scientific Corp.	BBB–	5.450%	06/15/2014	N/A	733,372
500,000	Medtronic, Inc.	A+	4.500%	03/15/2014	N/A	515,204
						1,248,576

	Health Care Services – 0.4%
500,000	Howard Hughes Medical Institute	AAA	3.450%	09/01/2014	N/A	518,667
560,000	WellPoint, Inc.	A–	5.000%	12/15/2014	N/A	595,864
						1,114,531

	Holding Companies-Diversified – 0.4%
970,000	EnCana Holdings Finance Corp. (Canada)	BBB	5.800%	05/01/2014	N/A	1,014,598

	Home Furnishings – 0.3%
700,000	Whirlpool Corp., Series MTN	BBB	8.600%	05/01/2014	N/A	749,324

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 73

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Insurance – 3.6%
$850,000	ACE INA Holdings, Inc.	A	5.875%	06/15/2014	N/A	$895,012
900,000	Allstate Corp.	A–	5.000%	08/15/2014	N/A	946,775
850,000	American International Group, Inc.	A–	3.650%	01/15/2014	N/A	865,595
1,300,000	American International Group, Inc.	A–	4.250%	09/15/2014	N/A	1,356,380
550,000	Assurant, Inc.	BBB	5.625%	02/15/2014	N/A	567,755
400,000	CNA Financial Corp.	BBB–	5.850%	12/15/2014	N/A	427,599
500,000	Genworth Holdings, Inc.(a)	BBB–	5.750%	06/15/2014	N/A	521,916
1,200,000	MetLife, Inc.	A–	2.375%	02/06/2014	N/A	1,215,042
800,000	Prudential Financial, Inc., Series MTNB	A	4.750%	04/01/2014	N/A	827,121
900,000	Prudential Financial, Inc., Series MTNB	A	5.100%	09/20/2014	N/A	949,920
599,000	XL Group PLC (Ireland)	BBB+	5.250%	09/15/2014	N/A	630,878
						9,203,993

	Internet – 0.3%
700,000	Google, Inc.	AA	1.250%	05/19/2014	N/A	705,971

	Iron & Steel – 0.2%
400,000	ArcelorMittal USA, LLC	BB+	6.500%	04/15/2014	N/A	416,245

	Machinery-Construction & Mining – 0.4%
1,090,000	Caterpillar, Inc.	A	1.375%	05/27/2014	N/A	1,100,414

	Machinery-Diversified – 0.3%
800,000	Deere & Co.	A	6.950%	04/25/2014	N/A	841,750

	Media – 4.2%
1,000,000	Comcast Corp.	A–	5.300%	01/15/2014	N/A	1,029,278
1,226,000	COX Communications, Inc.	BBB	5.450%	12/15/2014	N/A	1,315,217
1,400,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	4.750%	10/01/2014	N/A	1,470,766
1,000,000	NBCUniversal Media, LLC	A–	2.100%	04/01/2014	N/A	1,013,018
950,000	News America, Inc.	BBB+	5.300%	12/15/2014	N/A	1,015,763
600,000	Reed Elsevier Capital, Inc.	BBB+	7.750%	01/15/2014	N/A	625,268
700,000	Thomson Reuters Corp. (Canada)	A–	5.700%	10/01/2014	N/A	744,871
450,000	Time Warner Cable, Inc.	BBB	8.250%	02/14/2014	N/A	473,085
1,243,000	Time Warner Cable, Inc.	BBB	7.500%	04/01/2014	N/A	1,312,745
600,000	Viacom, Inc.	BBB+	4.375%	09/15/2014	N/A	627,405
1,000,000	Walt Disney Co., Series E	A	0.875%	12/01/2014	N/A	1,007,715
						10,635,131

	Mining – 1.4%
500,000	Barrick Gold Corp. (Canada)	BBB	1.750%	05/30/2014	N/A	503,793
450,000	Rio Tinto Alcan, Inc. (Canada)	A–	5.200%	01/15/2014	N/A	462,450
2,350,000	Rio Tinto Finance USA Ltd. (Australia)	A–	8.950%	05/01/2014	N/A	2,524,229
						3,490,472

	Miscellaneous Manufacturing – 0.5%
400,000	Illinois Tool Works, Inc.	A+	5.150%	04/01/2014	N/A	414,648
700,000	Ingersoll-Rand Global Holding Co., Ltd. (Bermuda)	BBB	9.500%	04/15/2014	N/A	751,477
						1,166,125

	Office & Business Equipment – 0.4%
950,000	Xerox Corp.	BBB–	8.250%	05/15/2014	N/A	1,014,807

See notes to financial statements.
74 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Oil & Gas – 4.7%
$400,000	Anadarko Petroleum Corp.	BBB–	7.625%	03/15/2014	N/A	$421,750
1,350,000	BP Capital Markets PLC (United Kingdom)	A	3.625%	05/08/2014	N/A	1,389,612
900,000	BP Capital Markets PLC (United Kingdom)	A	1.700%	12/05/2014	N/A	915,508
400,000	Canadian Natural Resources Ltd. (Canada)	BBB+	1.450%	11/14/2014	N/A	403,575
735,000	Cenovus Energy, Inc. (Canada)	BBB+	4.500%	09/15/2014	N/A	768,869
994,000	ConocoPhillips	A	4.750%	02/01/2014	N/A	1,022,202
380,000	Devon Energy Corp.	BBB+	5.625%	01/15/2014	N/A	391,425
600,000	Husky Energy, Inc. (Canada)	BBB+	5.900%	06/15/2014	N/A	630,703
900,000	Petrohawk Energy Corp.	BBB+	10.500%	08/01/2014	02/01/14 @ 100	955,800
500,000	Petrohawk Energy Corp.	BBB+	7.250%	08/15/2018	08/15/14 @ 104	556,875
2,713,000	Shell International Finance BV (Netherlands)	AA	4.000%	03/21/2014	N/A	2,791,568
500,000	Statoil ASA (Norway)	AA–	3.875%	04/15/2014	N/A	514,492
570,000	Statoil ASA (Norway)	AA–	2.900%	10/15/2014	N/A	588,966
510,000	Total Capital Canada Ltd. (Canada)	AA–	1.625%	01/28/2014	N/A	513,771
						11,865,116

	Pharmaceuticals – 5.3%
850,000	AstraZeneca PLC (United Kingdom)	AA–	5.400%	06/01/2014	N/A	890,712
1,200,000	Eli Lilly & Co.	AA–	4.200%	03/06/2014	N/A	1,234,650
1,000,000	Express Scripts Holding Co.	BBB+	2.750%	11/21/2014	N/A	1,027,160
1,327,000	GlaxoSmithKline Capital, Inc.	A+	4.375%	04/15/2014	N/A	1,372,351
1,200,000	Johnson & Johnson	AAA	1.200%	05/15/2014	N/A	1,211,146
400,000	Mead Johnson Nutrition Co.	BBB–	3.500%	11/01/2014	N/A	413,208
2,390,000	Novartis Capital Corp.	AA–	4.125%	02/10/2014	N/A	2,449,449
800,000	Pfizer, Inc.	AA	4.500%	02/15/2014	N/A	822,577
560,000	Sanofi (France)	AA	1.625%	03/28/2014	N/A	565,995
1,270,000	Sanofi (France)	AA	1.200%	09/30/2014	N/A	1,283,374
2,208,000	Wyeth, LLC	AA	5.500%	02/01/2014	N/A	2,280,968
						13,551,590

	Pipelines – 0.6%
500,000	Enterprise Products Operating, LLC, Series O	BBB+	9.750%	01/31/2014	N/A	529,496
450,000	Enterprise Products Operating, LLC, Series G	BBB+	5.600%	10/15/2014	N/A	479,146
550,000	Kinder Morgan Energy Partners, LP	BBB	5.125%	11/15/2014	N/A	584,215
						1,592,857

	Real Estate Investment Trusts – 0.4%
800,000	ERP Operating, LP	BBB+	5.250%	09/15/2014	N/A	845,950
250,000	Simon Property Group, LP	A	6.750%	05/15/2014	02/15/14 @ 100	260,498
						1,106,448

	Retail – 2.1%
450,000	AutoZone, Inc.	BBB	6.500%	01/15/2014	N/A	465,813
880,000	CVS Caremark Corp.	BBB+	4.875%	09/15/2014	N/A	927,981
50,000	Macy’s Retail Holdings, Inc.	BBB	5.750%	07/15/2014	N/A	52,689
1,291,000	Staples, Inc.	BBB	9.750%	01/15/2014	N/A	1,361,069
500,000	Wal-Mart Stores, Inc.	AA	3.000%	02/03/2014	N/A	508,757

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 75

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Retail continued
$980,000	Wal-Mart Stores, Inc.	AA	1.625%	04/15/2014	N/A	$990,520
1,070,000	Wal-Mart Stores, Inc.	AA	3.200%	05/15/2014	N/A	1,099,190
						5,406,019

	Semiconductors – 0.4%
1,020,000	Texas Instruments, Inc.	A+	1.375%	05/15/2014	N/A	1,029,606

	Software – 1.7%
200,000	CA, Inc.	BBB+	6.125%	12/01/2014	N/A	214,415
2,287,000	Microsoft Corp.	AAA	2.950%	06/01/2014	N/A	2,347,073
1,755,000	Oracle Corp.	A+	3.750%	07/08/2014	N/A	1,818,090
						4,379,578

	Telecommunications – 8.3%
2,550,000	AT&T, Inc.	A–	5.100%	09/15/2014	N/A	2,695,317
1,214,000	BellSouth Corp.	A–	5.200%	09/15/2014	N/A	1,284,082
3,655,000	Cellco Partnership / Verizon Wireless Capital, LLC	A–	5.550%	02/01/2014	N/A	3,768,466
2,400,000	Cisco Systems, Inc.	A+	1.625%	03/14/2014	N/A	2,423,563
400,000	Cisco Systems, Inc.	A+	2.900%	11/17/2014	N/A	414,295
900,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	4.875%	07/08/2014	N/A	940,533
1,325,000	France Telecom SA (France)	BBB+	4.375%	07/08/2014	N/A	1,373,791
700,000	Qwest Corp.	BBB–	7.500%	10/01/2014	N/A	758,679
400,000	Rogers Communications, Inc. (Canada)	BBB+	6.375%	03/01/2014	N/A	416,765
1,300,000	Telecom Italia Capital SA (Luxembourg)	BBB–	6.175%	06/18/2014	N/A	1,359,160
1,100,000	Telecom Italia Capital SA (Luxembourg)	BBB–	4.950%	09/30/2014	N/A	1,147,062
1,500,000	Verizon Communications, Inc.	A–	1.950%	03/28/2014	N/A	1,518,476
1,000,000	Verizon Communications, Inc.	A–	1.250%	11/03/2014	N/A	1,008,907
900,000	Virgin Media Secured Finance PLC (United Kingdom)	BBB–	6.500%	01/15/2018	01/15/14 @ 103	951,750
1,104,000	Vodafone Group PLC (United Kingdom)	A–	4.150%	06/10/2014	N/A	1,140,735
						21,201,581

	Transportation – 0.7%
700,000	Burlington Northern Santa Fe, LLC	BBB+	7.000%	02/01/2014	N/A	729,046
1,000,000	United Parcel Service, Inc.	A+	3.875%	04/01/2014	N/A	1,027,751
						1,756,797

	Total Corporate Bonds – 98.4%
	(Cost $249,082,344)					250,867,495

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned – 0.2%
550,000	BNY Mellon Securities Lending Overnight Fund, 0.0730%(b) (c)
	(Cost $550,000)					$550,000

	Total Investments – 98.6%
	(Cost $249,632,344)					251,417,495
	Other Assets in excess of Liabilities – 1.4%					3,442,930
	Net Assets – 100.0%					$254,860,425

See notes to financial statements.
76 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

AG – Stock Corporation

ASA – Stock Company

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.

***	Less than 0.1%.

(a)	Security, or portion thereof, was on loan at May 31, 2013.

(b)	At May 31, 2013, the total market value of the Fund’s securities on loan was $521,916 and the total market value of the collateral held by the Fund was $550,000.

(c)	Interest rate shown reflects yield as of May 31, 2013.

% of Corporate
Country Breakdown	Bonds
United States	81.7%
United Kingdom	5.1%
Canada	4.0%
Netherlands	2.0%
Switzerland	1.9%
France	1.3%
Australia	1.0%
Luxembourg	1.0%
Spain	0.5%
Germany	0.5%
Norway	0.4%
Bermuda	0.3%
Ireland	0.3%

Country breakdown is shown as a percentage of corporate bonds.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 77

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 98.9%
	Aerospace & Defense – 1.3%
$450,000	Boeing Co.	A	3.500%	02/15/2015	N/A	$472,317
500,000	General Dynamics Corp.	A	1.375%	01/15/2015	N/A	507,456
560,000	Northrop Grumman Corp.	BBB	1.850%	11/15/2015	N/A	580,079
1,162,000	United Technologies Corp.	A	4.875%	05/01/2015	N/A	1,258,404
430,000	United Technologies Corp.	A	1.200%	06/01/2015	N/A	435,307
						3,253,563

	Agriculture – 0.4%
900,000	Altria Group, Inc.	BBB	4.125%	09/11/2015	N/A	964,232

	Banks – 36.6%
500,000	American Express Centurion Bank	A–	0.875%	11/13/2015	N/A	501,326
2,180,000	Bank of America Corp.	A–	4.500%	04/01/2015	N/A	2,307,421
1,275,000	Bank of America Corp.	A–	4.750%	08/01/2015	N/A	1,370,021
1,200,000	Bank of America Corp.	A–	3.700%	09/01/2015	N/A	1,262,648
1,500,000	Bank of America Corp.	A–	1.500%	10/09/2015	N/A	1,509,498
500,000	Bank of America Corp.	BBB+	5.250%	12/01/2015	N/A	540,212
800,000	Bank of Montreal, Series MTN (Canada)	A+	0.800%	11/06/2015	N/A	801,436
700,000	Bank of New York Mellon Corp., Series MTN	A+	3.100%	01/15/2015	N/A	729,916
900,000	Bank of New York Mellon Corp., Series MTN	A+	1.200%	02/20/2015	01/20/15 @ 100	909,524
300,000	Bank of New York Mellon Corp., Series MTNG	A	4.950%	03/15/2015	N/A	322,456
395,000	Bank of New York Mellon Corp., Series 001	A+	2.950%	06/18/2015	N/A	413,141
500,000	Bank of New York Mellon Corp.	A+	0.700%	10/23/2015	09/23/15 @ 100	500,741
1,100,000	Bank of Nova Scotia (Canada)	A+	1.850%	01/12/2015	N/A	1,121,099
1,833,000	Bank of Nova Scotia (Canada)	A+	3.400%	01/22/2015	N/A	1,915,074
900,000	Bank of Nova Scotia (Canada)	A+	2.050%	10/07/2015	N/A	925,695
1,000,000	Bank of Nova Scotia (Canada)	A+	0.750%	10/09/2015	N/A	1,001,043
1,000,000	Barclays (United Kingdom)	A+	2.750%	02/23/2015	N/A	1,031,176
800,000	Barclays Bank PLC (United Kingdom)	A+	3.900%	04/07/2015	N/A	842,686
825,000	BB&T Corp.	BBB+	5.200%	12/23/2015	N/A	908,612
2,000,000	BBVA US Senior SAU (Spain)	BBB–	4.664%	10/09/2015	N/A	2,081,414
147,000	BNP Paribas SA, Series MTN (France)(a)	A+	3.030%	12/20/2014	N/A	152,167
2,455,000	BNP Paribas SA (France)	A+	3.250%	03/11/2015	N/A	2,548,170
500,000	Canadian Imperial Bank of Commerce (Canada)	A+	0.900%	10/01/2015	N/A	501,434
1,300,000	Canadian Imperial Bank of Commerce (Canada)	A+	2.350%	12/11/2015	N/A	1,350,931
1,000,000	Capital One Financial Corp.	BBB	2.150%	03/23/2015	N/A	1,020,007
1,000,000	Capital One Financial Corp.	BBB	1.000%	11/06/2015	N/A	994,413
1,500,000	Citigroup, Inc.	A–	6.010%	01/15/2015	N/A	1,615,422
1,000,000	Citigroup, Inc.	A–	2.650%	03/02/2015	N/A	1,027,270
750,000	Citigroup, Inc.	BBB+	4.875%	05/07/2015	N/A	796,378
1,588,000	Citigroup, Inc.	A–	4.750%	05/19/2015	N/A	1,699,025
460,000	Citigroup, Inc.	A–	4.700%	05/29/2015	N/A	492,165
1,250,000	Citigroup, Inc.	A–	2.250%	08/07/2015	N/A	1,280,084
1,500,000	Citigroup, Inc.	A–	4.587%	12/15/2015	N/A	1,627,096
1,300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA–	2.125%	10/13/2015	N/A	1,339,955

See notes to financial statements.
78 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Banks continued
$1,550,000	Credit Suisse New York, Series MTN (Switzerland)	A+	3.500%	03/23/2015	N/A	$1,628,771
1,457,000	Deutsche Bank AG (Germany)	A2	3.450%	03/30/2015	N/A	1,526,885
200,000	Dresdner Bank AG (Germany)	BB+	7.250%	09/15/2015	N/A	216,292
500,000	Fifth Third Bank/Ohio, Series BKNT	BBB	4.750%	02/01/2015	N/A	530,661
200,000	First Horizon National Corp.	BBB–	5.375%	12/15/2015	N/A	218,656
1,786,000	Goldman Sachs Group, Inc.	A–	5.125%	01/15/2015	N/A	1,898,536
2,250,000	Goldman Sachs Group, Inc.	A–	3.300%	05/03/2015	N/A	2,340,949
2,050,000	Goldman Sachs Group, Inc., Series GMTN	A–	3.700%	08/01/2015	N/A	2,158,935
1,000,000	Goldman Sachs Group, Inc., Series MTN	A–	1.600%	11/23/2015	N/A	1,011,767
1,800,000	HSBC USA, Inc.	A+	2.375%	02/13/2015	N/A	1,848,220
2,136,000	JPMorgan Chase & Co.	A	3.700%	01/20/2015	N/A	2,233,844
980,000	JPMorgan Chase & Co.	A	4.750%	03/01/2015	N/A	1,043,621
1,200,000	JPMorgan Chase & Co., Series MTN	A	1.875%	03/20/2015	N/A	1,221,065
500,000	JPMorgan Chase & Co.	A–	5.250%	05/01/2015	N/A	538,474
1,370,000	JPMorgan Chase & Co.	A	3.400%	06/24/2015	N/A	1,438,212
1,180,000	JPMorgan Chase & Co.	A–	5.150%	10/01/2015	N/A	1,284,278
2,000,000	JPMorgan Chase & Co., Series GMTN	A	1.100%	10/15/2015	N/A	2,001,622
500,000	KeyCorp, Series MTN	BBB+	3.750%	08/13/2015	N/A	531,093
1,500,000	Morgan Stanley, Series GMTN	A–	4.100%	01/26/2015	N/A	1,568,607
2,064,000	Morgan Stanley, Series MTN	A–	6.000%	04/28/2015	N/A	2,240,096
900,000	Morgan Stanley, Series GMTN	A–	4.000%	07/24/2015	N/A	947,601
1,900,000	Morgan Stanley	A–	5.375%	10/15/2015	N/A	2,069,898
1,300,000	Morgan Stanley	A–	3.450%	11/02/2015	N/A	1,358,313
1,000,000	National Bank of Canada (Canada)	A–	1.500%	06/26/2015	N/A	1,013,952
950,000	PNC Funding Corp.	A–	3.625%	02/08/2015	N/A	995,778
326,000	PNC Funding Corp.	A–	4.250%	09/21/2015	N/A	351,245
665,000	PNC Funding Corp.	BBB+	5.250%	11/15/2015	N/A	732,651
720,000	Regions Financial Corp.	BBB–	5.750%	06/15/2015	N/A	779,777
1,200,000	Royal Bank of Canada, Series MTN (Canada)	AA–	1.150%	03/13/2015	N/A	1,212,160
1,000,000	Royal Bank of Canada, Series MTN (Canada)	AA–	0.800%	10/30/2015	N/A	1,002,735
1,000,000	Royal Bank of Canada (Canada)	AAA	0.625%	12/04/2015	N/A	997,283
600,000	Royal Bank of Canada, Series MTN (Canada)	AA–	2.625%	12/15/2015	N/A	628,502
550,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.050%	01/08/2015	N/A	571,345
1,200,000	Royal Bank of Scotland Group PLC (United Kingdom)	A–	2.550%	09/18/2015	N/A	1,233,256
500,000	Royal Bank of Scotland PLC (United Kingdom)	A	4.875%	03/16/2015	N/A	533,596
1,000,000	Royal Bank of Scotland PLC (United Kingdom)	A	3.950%	09/21/2015	N/A	1,061,219
1,000,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.350%	07/18/2015	N/A	1,011,005
1,111,000	UBS AG, Series BKNT (Switzerland)	A	3.875%	01/15/2015	N/A	1,166,948
300,000	US Bancorp, Series MTN	A+	3.150%	03/04/2015	N/A	313,516
1,100,000	US Bancorp, Series MTN	A+	2.450%	07/27/2015	N/A	1,141,494
300,000	US Bank NA, Series BKNT	A+	4.800%	04/15/2015	N/A	322,324
500,000	Wachovia Bank NA, Series BKNT	A+	4.875%	02/01/2015	N/A	533,224
200,000	Wachovia Bank NA, Series BKNT	A+	5.000%	08/15/2015	N/A	217,387
1,705,000	Wells Fargo & Co., Series MTN	A+	1.250%	02/13/2015	N/A	1,721,719
1,080,000	Wells Fargo & Co.	A+	3.625%	04/15/2015	N/A	1,137,994

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 79

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BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Banks continued
$1,700,000	Wells Fargo & Co.	A+	1.500%	07/01/2015	N/A	$1,726,342
1,250,000	Wells Fargo Bank NA, Series AI	A+	4.750%	02/09/2015	N/A	1,330,484
						91,031,988

	Beverages – 3.0%
830,000	Anheuser-Busch InBev Worldwide, Inc.	A	4.125%	01/15/2015	N/A	875,527
750,000	Anheuser-Busch InBev Worldwide, Inc.	A	3.625%	04/15/2015	N/A	790,560
1,251,000	Anheuser-Busch InBev Worldwide, Inc.	A	0.800%	07/15/2015	N/A	1,253,223
600,000	Coca-Cola Co.	AA–	0.750%	03/13/2015	N/A	603,439
800,000	Coca-Cola Co.	AA–	1.500%	11/15/2015	N/A	818,919
500,000	Diageo Finance BV (Netherlands)	A–	3.250%	01/15/2015	N/A	521,169
390,000	Diageo Finance BV (Netherlands)	A–	5.300%	10/28/2015	N/A	432,028
700,000	PepsiCo, Inc.	A–	3.100%	01/15/2015	N/A	728,878
660,000	PepsiCo, Inc.	A–	0.750%	03/05/2015	N/A	662,583
800,000	PepsiCo, Inc.	A–	0.700%	08/13/2015	N/A	801,823
						7,488,149

	Biotechnology – 1.0%
660,000	Celgene Corp.	BBB+	2.450%	10/15/2015	N/A	682,194
955,000	Genentech, Inc.	AA	4.750%	07/15/2015	N/A	1,036,010
600,000	Genzyme Corp.	AA	3.625%	06/15/2015	N/A	636,839
220,000	Life Technologies Corp.	BBB	4.400%	03/01/2015	N/A	231,782
						2,586,825

	Building Materials – 0.1%
200,000	Masco Corp.	BBB–	4.800%	06/15/2015	N/A	210,557

	Chemicals – 1.1%
556,000	Dow Chemical Co.	BBB	5.900%	02/15/2015	N/A	603,670
250,000	Ecolab, Inc.	BBB+	1.000%	08/09/2015	N/A	250,834
1,080,000	EI du Pont de Nemours & Co.	A	3.250%	01/15/2015	N/A	1,128,931
380,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A–	3.750%	09/30/2015	N/A	406,116
240,000	Praxair, Inc.	A	4.625%	03/30/2015	N/A	257,339
						2,646,890

	Computers – 1.9%
450,000	Dell, Inc.	BBB	2.300%	09/10/2015	N/A	453,216
600,000	Hewlett-Packard Co.	BBB+	2.350%	03/15/2015	N/A	613,003
1,020,000	Hewlett-Packard Co.	BBB+	2.125%	09/13/2015	N/A	1,042,119
550,000	Hewlett-Packard Co.	BBB+	2.200%	12/01/2015	N/A	562,424
1,100,000	International Business Machines Corp.	AA–	0.550%	02/06/2015	N/A	1,101,370
1,000,000	International Business Machines Corp.	AA–	0.750%	05/11/2015	N/A	1,005,671
						4,777,803

	Cosmetics & Personal Care – 1.0%
400,000	Procter & Gamble Co.	AA–	3.500%	02/15/2015	N/A	419,698
300,000	Procter & Gamble Co.	AA–	3.150%	09/01/2015	N/A	317,021
800,000	Procter & Gamble Co.	AA–	1.800%	11/15/2015	N/A	823,358
800,000	Procter & Gamble Co.	AA–	4.850%	12/15/2015	N/A	884,634
						2,444,711

See notes to financial statements.
80 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Diversified Financial Services – 16.2%
$1,750,000	American Express Credit Corp., Series MTN	A–	1.750%	06/12/2015	N/A	$1,784,477
1,950,000	American Express Credit Corp., Series MTN	A–	2.750%	09/15/2015	N/A	2,034,969
500,000	American Honda Finance Corp., Series REGS	A+	1.000%	08/11/2015	N/A	503,515
600,000	Ameriprise Financial, Inc.	A	5.650%	11/15/2015	N/A	670,533
1,100,000	Bear Stearns Cos., LLC	A	5.300%	10/30/2015	N/A	1,208,005
500,000	BlackRock, Inc.	A+	1.375%	06/01/2015	N/A	507,699
450,000	Caterpillar Financial Services Corp., Series MTN	A	1.100%	05/29/2015	N/A	454,652
500,000	Caterpillar Financial Services Corp.	A	0.700%	11/06/2015	N/A	500,658
1,358,000	Credit Suisse USA, Inc.	A+	4.875%	01/15/2015	N/A	1,447,870
1,608,000	Credit Suisse USA, Inc.	A+	5.125%	08/15/2015	N/A	1,760,258
1,050,000	Ford Motor Credit Co., LLC	BB+	3.875%	01/15/2015	N/A	1,089,451
1,500,000	Ford Motor Credit Co., LLC	BB+	7.000%	04/15/2015	N/A	1,650,762
700,000	Ford Motor Credit Co., LLC	BB+	2.750%	05/15/2015	N/A	716,364
1,000,000	Ford Motor Credit Co., LLC	BB+	12.000%	05/15/2015	N/A	1,203,660
1,000,000	Ford Motor Credit Co., LLC	BB+	5.625%	09/15/2015	N/A	1,090,975
2,100,000	General Electric Capital Corp.	AA+	2.150%	01/09/2015	N/A	2,150,049
880,000	General Electric Capital Corp., Series MTN	AA+	4.875%	03/04/2015	N/A	944,242
700,000	General Electric Capital Corp., Series MTN	AA+	3.500%	06/29/2015	N/A	738,141
300,000	General Electric Capital Corp., Series MTN	AA+	2.375%	06/30/2015	N/A	309,145
1,750,000	General Electric Capital Corp.	AA+	1.625%	07/02/2015	N/A	1,779,103
490,000	General Electric Capital Corp., Series GMTN	AA+	4.375%	09/21/2015	N/A	527,472
1,600,000	General Electric Capital Corp.	AA+	2.250%	11/09/2015	N/A	1,653,120
1,000,000	General Electric Capital Corp.	AA+	1.000%	12/11/2015	N/A	1,004,848
500,000	HSBC Finance Corp.	A	5.250%	04/15/2015	N/A	537,585
1,450,000	HSBC Finance Corp.	A	5.000%	06/30/2015	N/A	1,561,502
600,000	International Lease Finance Corp.	BBB–	4.875%	04/01/2015	N/A	627,750
950,000	International Lease Finance Corp.	BBB–	8.625%	09/15/2015	N/A	1,073,500
300,000	Jefferies Group, LLC	BBB	3.875%	11/09/2015	N/A	316,125
760,000	John Deere Capital Corp., Series MTN	A	2.950%	03/09/2015	N/A	792,262
350,000	John Deere Capital Corp.	A	0.875%	04/17/2015	N/A	352,337
500,000	John Deere Capital Corp.	A	0.950%	06/29/2015	N/A	503,331
1,713,000	Merrill Lynch & Co., Inc., Series MTNC	A–	5.000%	01/15/2015	N/A	1,813,563
600,000	Merrill Lynch & Co., Inc., Series MTNB	A–	5.300%	09/30/2015	N/A	651,985
1,356,000	Nomura Holdings, Inc. (Japan)	BBB+	5.000%	03/04/2015	N/A	1,447,369
500,000	ORIX Corp. (Japan)	A–	4.710%	04/27/2015	N/A	527,692
500,000	SLM Corp., Series MTN	BBB–	3.875%	09/10/2015	N/A	511,250
800,000	SLM Corp., Series MTNA	BBB–	5.000%	04/15/2015	N/A	834,000
700,000	Toyota Motor Credit Corp., Series MTN	AA–	1.000%	02/17/2015	N/A	706,214
1,300,000	Toyota Motor Credit Corp., Series MTN	AA–	3.200%	06/17/2015	N/A	1,365,905
1,000,000	Toyota Motor Credit Corp.	AA–	0.875%	07/17/2015	N/A	1,004,826
						40,357,164

	Electric – 2.1%
610,000	Constellation Energy Group, Inc.	BBB–	4.550%	06/15/2015	N/A	652,659
380,000	Dominion Resources, Inc., Series C	A–	5.150%	07/15/2015	N/A	414,238
470,000	Duke Energy Carolinas, LLC	A	5.300%	10/01/2015	N/A	520,805
330,000	Entergy Corp.	BBB–	3.625%	09/15/2015	N/A	343,187

See notes to financial statements.
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BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Electric continued
$560,000	Exelon Corp.	BBB–	4.900%	06/15/2015	N/A	$603,790
300,000	NextEra Energy Capital Holdings, Inc.	BBB+	1.200%	06/01/2015	N/A	302,037
306,000	NextEra Energy Capital Holdings, Inc.	BBB+	7.875%	12/15/2015	N/A	357,751
500,000	Oncor Electric Delivery Co., LLC	A	6.375%	01/15/2015	N/A	543,555
400,000	Scottish Power Ltd. (United Kingdom)	BBB	5.375%	03/15/2015	N/A	425,806
445,000	Southern Power Co., Series D	BBB+	4.875%	07/15/2015	N/A	482,441
565,000	TransAlta Corp. (Canada)	BBB–	4.750%	01/15/2015	N/A	592,956
						5,239,225

	Electronics – 0.1%
270,000	Agilent Technologies, Inc.	BBB+	5.500%	09/14/2015	N/A	296,968

	Food – 0.5%
800,000	General Mills, Inc.	BBB+	5.200%	03/17/2015	N/A	863,309
400,000	Kroger Co.	BBB	3.900%	10/01/2015	N/A	426,128
						1,289,437

	Forest Products & Paper – 0.1%
180,000	Plum Creek Timberlands, LP	BBB	5.875%	11/15/2015	N/A	198,579

	Health Care Products – 1.4%
300,000	Baxter International, Inc.	A	4.625%	03/15/2015	N/A	320,350
800,000	Boston Scientific Corp.	BBB–	4.500%	01/15/2015	N/A	844,962
400,000	Covidien International Finance SA (Luxembourg)	A	1.350%	05/29/2015	N/A	404,597
1,100,000	Medtronic, Inc.	A+	3.000%	03/15/2015	N/A	1,147,108
500,000	Medtronic, Inc., Series B	A+	4.750%	09/15/2015	N/A	544,782
200,000	Stryker Corp.	A+	3.000%	01/15/2015	N/A	207,766
						3,469,565

	Health Care Services – 0.6%
500,000	Quest Diagnostics, Inc.	BBB+	5.450%	11/01/2015	N/A	548,667
500,000	UnitedHealth Group, Inc.	A	0.850%	10/15/2015	N/A	502,632
500,000	WellPoint, Inc.	A–	1.250%	09/10/2015	N/A	503,406
						1,554,705

	Household Products & Housewares – 0.2%
400,000	Clorox Co.	BBB+	5.000%	01/15/2015	N/A	425,205

	Insurance – 3.8%
400,000	ACE INA Holdings, Inc.	A	2.600%	11/23/2015	N/A	418,101
400,000	Aegon NV (Netherlands)	A–	4.625%	12/01/2015	N/A	433,237
900,000	American International Group, Inc.	A–	3.000%	03/20/2015	N/A	932,610
600,000	American International Group, Inc.	A–	5.050%	10/01/2015	N/A	654,783
200,000	AON Corp.	BBB+	3.500%	09/30/2015	N/A	211,079
779,000	Berkshire Hathaway Finance Corp.	AA	4.850%	01/15/2015	N/A	833,761
400,000	Berkshire Hathaway Finance Corp.	AA	2.450%	12/15/2015	N/A	418,485
1,483,000	Berkshire Hathaway, Inc.	AA	3.200%	02/11/2015	N/A	1,549,901
500,000	Manulife Financial Corp. (Canada)	A	3.400%	09/17/2015	N/A	528,241
38,000	Marsh & McLennan Cos., Inc.	BBB	5.750%	09/15/2015	N/A	41,968
900,000	MetLife, Inc.	A–	5.000%	06/15/2015	N/A	975,594
300,000	Metropolitan Life Global Funding I, Series REGS	AA–	2.500%	09/29/2015	N/A	311,365
606,000	Prudential Financial, Inc., Series MTN	A	3.875%	01/14/2015	N/A	635,167

See notes to financial statements.
82 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Insurance continued
$900,000	Prudential Financial, Inc., Series MTN	A	4.750%	09/17/2015	N/A	$975,455
450,000	Transatlantic Holdings, Inc.	BBB	5.750%	12/14/2015	N/A	495,502
						9,415,249

	Internet – 0.4%
500,000	Amazon.com, Inc.	AA–	0.650%	11/27/2015	N/A	499,081
400,000	eBay, Inc.	A	1.625%	10/15/2015	N/A	409,644
						908,725

	Iron & Steel – 0.5%
350,000	ArcelorMittal (Luxembourg)	BB+	9.500%	02/15/2015	N/A	389,375
400,000	ArcelorMittal (Luxembourg)	BB+	4.250%	02/25/2015	N/A	412,000
500,000	ArcelorMittal (Luxembourg)	BB+	4.250%	08/05/2015	N/A	517,500
						1,318,875

	Lodging – 0.0%***
70,000	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.	BBB–	7.750%	08/15/2020	08/15/15 @ 104	79,275

	Machinery-Construction & Mining – 0.2%
550,000	Caterpillar, Inc.	A	0.950%	06/26/2015	N/A	554,214

	Media – 3.5%
805,000	Comcast Corp.	A–	6.500%	01/15/2015	N/A	880,825
800,000	Comcast Corp.	A–	5.850%	11/15/2015	N/A	898,118
200,000	COX Communications, Inc.	BBB	5.500%	10/01/2015	N/A	221,264
748,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.550%	03/15/2015	N/A	781,315
1,120,000	Discovery Communications, LLC	BBB	3.700%	06/01/2015	N/A	1,181,793
900,000	NBCUniversal Media, LLC	A–	3.650%	04/30/2015	N/A	951,061
700,000	TCI Communications, Inc.	A–	8.750%	08/01/2015	N/A	816,619
650,000	Time Warner Cable, Inc.	BBB	3.500%	02/01/2015	N/A	676,588
1,150,000	Time Warner, Inc.	BBB	3.150%	07/15/2015	N/A	1,204,847
600,000	Viacom, Inc.	BBB+	1.250%	02/27/2015	N/A	603,539
500,000	Walt Disney Co., Series MTN	A	0.450%	12/01/2015	N/A	499,197
						8,715,166

	Metal Fabricate & Hardware – 0.2%
500,000	Precision Castparts Corp.	A–	0.700%	12/20/2015	N/A	500,566

	Mining – 0.4%
500,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	1.400%	02/13/2015	N/A	503,549
160,000	Rio Tinto Alcan, Inc. (Canada)	A–	5.000%	06/01/2015	N/A	172,556
250,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	1.125%	03/20/2015	N/A	251,136
						927,241

	Miscellaneous Manufacturing – 0.8%
1,850,000	General Electric Co.	AA+	0.850%	10/09/2015	N/A	1,855,363
124,000	Tyco International Finance SA (Luxembourg)	BBB+	3.375%	10/15/2015	N/A	130,422
						1,985,785

	Office & Business Equipment – 0.4%
1,029,000	Xerox Corp.	BBB–	4.250%	02/15/2015	N/A	1,081,382

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 83

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BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Oil & Gas – 6.2%
$1,548,000	BP Capital Markets PLC (United Kingdom)	A	3.875%	03/10/2015	N/A	$1,633,016
1,900,000	BP Capital Markets PLC (United Kingdom)	A	3.125%	10/01/2015	N/A	2,003,451
1,000,000	BP Capital Markets PLC (United Kingdom)	A	0.700%	11/06/2015	N/A	998,205
1,334,000	ConocoPhillips	A	4.600%	01/15/2015	N/A	1,418,640
400,000	EOG Resources, Inc.	A–	2.950%	06/01/2015	N/A	418,191
1,000,000	Marathon Oil Corp.	BBB	0.900%	11/01/2015	N/A	999,642
500,000	Petrohawk Energy Corp.(b)	BBB+	6.250%	06/01/2019	06/01/15 @ 103	563,750
665,000	Phillips 66	BBB	1.950%	03/05/2015	N/A	677,735
1,410,000	Shell International Finance BV (Netherlands)	AA	3.100%	06/28/2015	N/A	1,485,327
1,000,000	Shell International Finance BV (Netherlands)	AA	3.250%	09/22/2015	N/A	1,061,341
800,000	Shell International Finance BV (Netherlands)	AA	0.625%	12/04/2015	N/A	802,181
1,090,000	Total Capital SA (France)	AA–	3.000%	06/24/2015	N/A	1,143,862
1,200,000	Total Capital SA (France)	AA–	3.125%	10/02/2015	N/A	1,268,845
750,000	Transocean, Inc. (Cayman Islands)	BBB–	4.950%	11/15/2015	N/A	812,719
						15,286,905

	Pharmaceuticals – 3.8%
900,000	Express Scripts Holding Co.	BBB+	2.100%	02/12/2015	N/A	919,170
900,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	0.750%	05/08/2015	N/A	905,255
500,000	McKesson Corp.	A–	0.950%	12/04/2015	N/A	501,542
600,000	Medco Health Solutions, Inc.	BBB+	2.750%	09/15/2015	N/A	622,962
905,000	Merck Sharp & Dohme Corp.	AA	4.750%	03/01/2015	N/A	970,437
900,000	Merck Sharp & Dohme Corp.	AA	4.000%	06/30/2015	N/A	963,512
1,608,000	Novartis Capital Corp.	AA–	2.900%	04/24/2015	N/A	1,679,577
2,623,000	Pfizer, Inc.	AA	5.350%	03/15/2015	N/A	2,836,869
						9,399,324

	Pipelines – 1.0%
380,000	Energy Transfer Partners, LP	BBB–	5.950%	02/01/2015	N/A	409,330
500,000	Enterprise Products Operating, LLC	BBB+	1.250%	08/13/2015	N/A	503,186
360,000	TransCanada PipeLines Ltd. (Canada)	A–	0.875%	03/02/2015	N/A	361,618
680,000	TransCanada PipeLines Ltd. (Canada)	A–	3.400%	06/01/2015	N/A	715,854
440,000	Williams Partners, LP	BBB	3.800%	02/15/2015	N/A	461,291
						2,451,279

	Real Estate Investment Trusts – 1.3%
400,000	American Tower Corp.	BB+	4.625%	04/01/2015	N/A	424,876
500,000	Host Hotels & Resorts, LP	BBB–	5.875%	06/15/2019	06/15/15 @ 103	550,179
500,000	Host Hotels & Resorts, LP	BBB–	6.000%	11/01/2020	11/01/15 @ 103	557,815
400,000	Simon Property Group, LP(b)	A	5.100%	06/15/2015	N/A	435,162
554,000	Simon Property Group, LP	A	5.750%	12/01/2015	09/02/15 @ 100	615,271
500,000	Vornado Realty, LP	BBB	4.250%	04/01/2015	01/01/15 @ 100	524,283
						3,107,586

	Retail – 3.1%
600,000	AutoZone, Inc.	BBB	5.750%	01/15/2015	N/A	647,191
1,000,000	Costco Wholesale Corp.	A+	0.650%	12/07/2015	N/A	1,003,107
600,000	CVS Caremark Corp.	BBB+	3.250%	05/18/2015	N/A	627,768
400,000	Lowe’s Cos., Inc.	A–	5.000%	10/15/2015	N/A	440,154

See notes to financial statements.
84 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Number
of Shares	Description					Value
	Retail continued
$320,000	Macy’s Retail Holdings, Inc.	BBB	7.875%	07/15/2015	N/A	$365,004
500,000	McDonald’s Corp., Series MTN	A	0.750%	05/29/2015	N/A	502,612
500,000	Walgreen Co.	BBB	1.000%	03/13/2015	N/A	502,416
800,000	Wal-Mart Stores, Inc.(b)	AA	2.875%	04/01/2015	N/A	835,686
908,000	Wal-Mart Stores, Inc.	AA	4.500%	07/01/2015	N/A	982,483
610,000	Wal-Mart Stores, Inc.	AA	2.250%	07/08/2015	N/A	632,119
1,050,000	Wal-Mart Stores, Inc.	AA	1.500%	10/25/2015	N/A	1,074,270
						7,612,810

	Savings & Loans – 0.2%
500,000	Santander Holdings USA, Inc.	BBB	3.000%	09/24/2015	08/24/15 @ 100	515,470

	Semiconductors – 0.3%
650,000	Texas Instruments, Inc.	A+	0.450%	08/03/2015	N/A	648,257

	Software – 0.7%
340,000	Adobe Systems, Inc.	BBB+	3.250%	02/01/2015	N/A	353,527
1,360,000	Microsoft Corp.	AAA	1.625%	09/25/2015	N/A	1,395,817
						1,749,344

	Telecommunications – 4.4%
600,000	AT&T, Inc.	A–	0.875%	02/13/2015	N/A	601,809
2,000,000	AT&T, Inc.	A–	2.500%	08/15/2015	N/A	2,073,136
1,000,000	AT&T, Inc.	A–	0.800%	12/01/2015	N/A	999,385
800,000	British Telecommunications PLC (United Kingdom)	BBB	2.000%	06/22/2015	N/A	819,536
450,000	France Telecom SA (France)	BBB+	2.125%	09/16/2015	N/A	460,101
500,000	Rogers Communications, Inc. (Canada)	BBB+	7.500%	03/15/2015	N/A	558,486
666,000	Telecom Italia Capital SA (Luxembourg)	BBB–	5.250%	10/01/2015	N/A	717,422
1,200,000	Telefonica Emisiones SAU (Spain)	BBB	4.949%	01/15/2015	N/A	1,266,254
600,000	Telefonica Emisiones SAU (Spain)	BBB	3.729%	04/27/2015	N/A	624,664
330,000	Verizon Communications, Inc.	A–	4.900%	09/15/2015	N/A	359,886
900,000	Verizon Communications, Inc.	A–	0.700%	11/02/2015	N/A	897,322
570,000	Vodafone Group PLC (United Kingdom)	A–	5.375%	01/30/2015	N/A	612,774
620,000	Vodafone Group PLC (United Kingdom)	A–	5.000%	09/15/2015	N/A	678,283
270,000	Vodafone Group PLC (United Kingdom)	A–	3.375%	11/24/2015	N/A	286,454
						10,955,512

	Transportation – 0.1%
310,000	CSX Corp.	BBB	6.250%	04/01/2015	N/A	340,826

	Total Corporate Bonds – 98.9%
	(Cost $242,132,308)					245,789,357

	Investments of Collateral for Securities Loaned – 0.4%
1,005,700	BNY Mellon Securities Lending Overnight Fund, 0.0730%(c) (d)
	(Cost $1,005,700)					1,005,700

	Total Investments – 99.3%
	(Cost $243,138,008)					246,795,057
	Other Assets in excess of Liabilities – 0.7%					1,692,833
	Net Assets – 100.0%					$248,487,890

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 85

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BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%.

(a)	Floating or variable rate coupon. The rate shown is as of May 31, 2013.

(b)	Security, or portion thereof, was on loan at May 31, 2013.

(c)	At May 31, 2013, the total market value of the Fund’s securities on loan was $983,714 and the total market value of the collateral held by the Fund was $1,005,700.

(d)	Interest rate shown reflects yield as of May 31, 2013.

% of Corporate
Country Breakdown	Bonds
United States	77.1%
Canada	6.4%
United Kingdom	5.7%
Netherlands	2.5%
France	2.3%
Spain	1.6%
Japan	1.2%
Switzerland	1.1%
Luxembourg	1.1%
Germany	0.7%
Cayman Islands	0.3%

Country breakdown is shown as a percentage of corporate bonds.

See notes to financial statements.
86 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 98.8%
	Corporate Bonds – 98.8%
	Advertising – 0.4%
$880,000	Omnicom Group, Inc.	BBB+	5.900%	04/15/2016	N/A	$991,140

	Aerospace & Defense – 0.7%
300,000	Boeing Co.	A	3.750%	11/20/2016	N/A	327,631
300,000	General Dynamics Corp.	A	2.250%	07/15/2016	N/A	312,472
500,000	L-3 Communications Corp.	BBB–	3.950%	11/15/2016	N/A	534,152
500,000	Lockheed Martin Corp.	A–	2.125%	09/15/2016	N/A	514,786
						1,689,041

	Agriculture – 1.1%
300,000	Lorillard Tobacco Co.	BBB–	3.500%	08/04/2016	N/A	316,922
1,400,000	Philip Morris International, Inc.	A	2.500%	05/16/2016	N/A	1,467,007
700,000	Reynolds American, Inc.	BBB–	7.625%	06/01/2016	N/A	828,882
						2,612,811

	Auto Parts & Equipment – 0.6%
400,000	Delphi Corp.	BB+	6.125%	05/15/2021	05/15/16 @ 103	443,500
750,000	Johnson Controls, Inc.	BBB+	5.500%	01/15/2016	N/A	829,947
						1,273,447

	Banks – 32.1%
800,000	Abbey National Treasury Services PLC (United Kingdom)	A	4.000%	04/27/2016	N/A	856,857
500,000	Bank of America Corp., Series MTN	A–	1.250%	01/11/2016	N/A	499,081
1,400,000	Bank of America Corp., Series MTN	A–	3.625%	03/17/2016	N/A	1,480,308
1,400,000	Bank of America Corp., Series 1	A–	3.750%	07/12/2016	N/A	1,487,153
2,970,000	Bank of America Corp.	A–	6.500%	08/01/2016	N/A	3,398,025
500,000	Bank of America Corp.	BBB+	5.750%	08/15/2016	N/A	553,110
1,400,000	Bank of America Corp.	A–	5.625%	10/14/2016	N/A	1,578,014
380,000	Bank of New York Mellon Corp., Series MTN	A+	2.500%	01/15/2016	N/A	395,734
769,000	Bank of New York Mellon Corp., Series MTN	A+	2.300%	07/28/2016	N/A	801,792
500,000	Bank of New York Mellon Corp., Series MTN	A+	2.400%	01/17/2017	12/18/16 @ 100	518,578
1,050,000	Bank of Nova Scotia (Canada)	A+	2.900%	03/29/2016	N/A	1,106,405
1,708,000	Barclays Bank PLC, Series 1 (United Kingdom)	A+	5.000%	09/22/2016	N/A	1,912,936
1,000,000	BB&T Corp., Series MTN	A–	3.200%	03/15/2016	02/16/16 @ 100	1,058,068
524,000	BB&T Corp., Series MTN	A–	3.950%	04/29/2016	N/A	567,100
2,000,000	BNP Paribas SA, Series MTN (France)(a)	A+	3.600%	02/23/2016	N/A	2,115,648
850,000	Capital One Financial Corp.	BBB	3.150%	07/15/2016	N/A	897,733
727,000	Capital One Financial Corp.	BBB–	6.150%	09/01/2016	N/A	825,747
872,000	Citigroup, Inc.	A–	5.300%	01/07/2016	N/A	957,643
1,500,000	Citigroup, Inc.	A–	1.250%	01/15/2016	N/A	1,498,766
500,000	Citigroup, Inc.	A–	1.300%	04/01/2016	N/A	499,418
1,800,000	Citigroup, Inc.	A–	3.953%	06/15/2016	N/A	1,932,874
800,000	Citigroup, Inc.	A–	5.850%	08/02/2016	N/A	905,294
162,000	Comerica Bank, Series BKNT	A–	5.750%	11/21/2016	N/A	186,189
1,600,000	Deutsche Bank AG (Germany)	A+	3.250%	01/11/2016	N/A	1,688,685
800,000	Fifth Third Bancorp	BBB	3.625%	01/25/2016	N/A	850,193
2,408,000	Goldman Sachs Group, Inc.	A–	5.350%	01/15/2016	N/A	2,648,913

See notes to financial statements.
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BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Banks continued
$3,400,000	Goldman Sachs Group, Inc.	A–	3.625%	02/07/2016	N/A	$3,598,427
1,200,000	Goldman Sachs Group, Inc.	A–	5.750%	10/01/2016	N/A	1,361,221
1,442,000	JPMorgan Chase & Co.	A	2.600%	01/15/2016	N/A	1,492,526
500,000	JPMorgan Chase & Co.	A	1.125%	02/26/2016	N/A	499,771
2,575,000	JPMorgan Chase & Co.	A	3.450%	03/01/2016	N/A	2,730,471
3,150,000	JPMorgan Chase & Co.	A	3.150%	07/05/2016	N/A	3,321,432
600,000	JPMorgan Chase Bank NA, Series BKNT	A	5.875%	06/13/2016	N/A	679,333
500,000	KeyBank NA, Series MTN	BBB+	5.450%	03/03/2016	N/A	555,872
1,222,000	Lloyds TSB Bank PLC (United Kingdom)	A	4.875%	01/21/2016	N/A	1,334,084
1,000,000	Morgan Stanley	A–	1.750%	02/25/2016	N/A	1,002,324
2,300,000	Morgan Stanley	A–	3.800%	04/29/2016	N/A	2,428,577
1,050,000	Morgan Stanley, Series MTN	A–	5.750%	10/18/2016	N/A	1,178,312
500,000	PNC Bank NA	A	0.800%	01/28/2016	12/28/15 @ 100	499,451
1,000,000	PNC Funding Corp.	A–	2.700%	09/19/2016	08/19/16 @ 100	1,050,514
500,000	Royal Bank of Canada, Series MTN (Canada)	AA–	0.850%	03/08/2016	N/A	499,836
900,000	Royal Bank of Canada, Series MTN (Canada)	AA–	2.875%	04/19/2016	N/A	951,283
950,000	Royal Bank of Canada, Series MTN (Canada)	AA–	2.300%	07/20/2016	N/A	987,541
1,500,000	Royal Bank of Scotland PLC (United Kingdom)	A	4.375%	03/16/2016	N/A	1,625,880
800,000	State Street Corp.	A+	2.875%	03/07/2016	N/A	845,552
500,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	0.900%	01/18/2016	N/A	497,655
850,000	SunTrust Banks, Inc.	BBB	3.600%	04/15/2016	03/15/16 @ 100	906,653
700,000	SunTrust Banks, Inc.	BBB	3.500%	01/20/2017	12/20/16 @ 100	745,861
900,000	Svenska Handelsbanken AB (Sweden)	AA–	3.125%	07/12/2016	N/A	954,248
1,300,000	Toronto-Dominion Bank, Series GMTN (Canada)	AA–	2.500%	07/14/2016	N/A	1,358,223
2,200,000	Toronto-Dominion Bank (Canada)	AA–	2.375%	10/19/2016	N/A	2,297,662
877,000	UBS AG, Series MTN (Switzerland)	BBB	5.875%	07/15/2016	N/A	984,015
250,000	Union Bank NA, Series BKNT	A	5.950%	05/11/2016	N/A	281,945
600,000	Union Bank NA, Series BKNT	A+	3.000%	06/06/2016	N/A	632,815
250,000	US Bancorp	BBB+	3.442%	02/01/2016	N/A	264,052
1,000,000	US Bancorp, Series MTN	A+	2.200%	11/15/2016	10/14/16 @ 100	1,039,804
500,000	Wachovia Bank NA, Series MTN	A+	5.600%	03/15/2016	N/A	560,618
761,000	Wachovia Corp.	A	5.625%	10/15/2016	N/A	865,867
500,000	Wachovia Corp.	A+	5.750%	02/01/2018	N/A	588,273
2,100,000	Wells Fargo & Co.(d)	A+	3.676%	06/15/2016	N/A	2,257,273
700,000	Wells Fargo & Co.	A	5.125%	09/15/2016	N/A	784,146
1,250,000	Wells Fargo & Co.	A+	2.625%	12/15/2016	N/A	1,309,929
500,000	Wells Fargo Bank NA	A+	5.750%	05/16/2016	N/A	565,960
						74,757,670

	Beverages – 3.1%
1,000,000	Anheuser-Busch InBev Finance, Inc.	A	0.800%	01/15/2016	N/A	999,174
500,000	Anheuser-Busch InBev Worldwide, Inc.	A	2.875%	02/15/2016	N/A	526,747
45,000	Beam, Inc.	BBB–	5.375%	01/15/2016	N/A	49,494
1,100,000	Bottling Group, LLC	A	5.500%	04/01/2016	N/A	1,237,326
1,400,000	Coca-Cola Co.	AA–	1.800%	09/01/2016	N/A	1,443,212
500,000	Diageo Capital PLC (United Kingdom)	A–	0.625%	04/29/2016	N/A	497,325

See notes to financial statements.
88 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Beverages continued
$500,000	Diageo Capital PLC (United Kingdom)	A–	5.500%	09/30/2016	N/A	$571,298
80,000	Dr Pepper Snapple Group, Inc.	BBB	2.900%	01/15/2016	N/A	83,818
500,000	PepsiCo, Inc.	A–	0.700%	02/26/2016	N/A	499,569
1,200,000	PepsiCo, Inc.	A–	2.500%	05/10/2016	N/A	1,257,469
						7,165,432

	Biotechnology – 0.9%
500,000	Amgen, Inc.	A+	2.300%	06/15/2016	N/A	516,124
1,000,000	Amgen, Inc.	A+	2.500%	11/15/2016	N/A	1,042,285
600,000	Gilead Sciences, Inc.	A–	3.050%	12/01/2016	N/A	639,258
						2,197,667

	Building Materials – 0.8%
506,000	CRH America, Inc.	BBB+	6.000%	09/30/2016	N/A	574,481
150,000	Lafarge SA (France)	BB+	6.500%	07/15/2016	N/A	168,750
893,000	Masco Corp.	BBB–	6.125%	10/03/2016	N/A	1,000,226
200,000	Owens Corning	BBB–	6.500%	12/01/2016	N/A	225,271
						1,968,728

	Chemicals – 1.2%
650,000	Dow Chemical Co.	BBB	2.500%	02/15/2016	N/A	675,375
1,100,000	Ecolab, Inc.	BBB+	3.000%	12/08/2016	N/A	1,168,135
400,000	EI du Pont de Nemours & Co.	A	2.750%	04/01/2016	N/A	421,009
242,000	EI du Pont de Nemours & Co.	A	5.250%	12/15/2016	N/A	277,272
300,000	El du Pont de Nemours & Co.	A	1.950%	01/15/2016	N/A	308,645
						2,850,436

	Commercial Services – 0.4%
900,000	Western Union Co.	BBB+	5.930%	10/01/2016	N/A	1,005,968

	Computers – 3.2%
1,200,000	Apple, Inc.	AA+	0.450%	05/03/2016	N/A	1,192,676
640,000	Hewlett-Packard Co.	BBB+	2.650%	06/01/2016	N/A	658,552
1,300,000	Hewlett-Packard Co.	BBB+	3.000%	09/15/2016	N/A	1,348,070
800,000	Hewlett-Packard Co.	BBB+	3.300%	12/09/2016	N/A	839,759
900,000	International Business Machines Corp.	AA–	2.000%	01/05/2016	N/A	929,149
500,000	International Business Machines Corp.	AA–	0.450%	05/06/2016	N/A	495,935
1,900,000	International Business Machines Corp.	AA–	1.950%	07/22/2016	N/A	1,963,109
						7,427,250

	Cosmetics & Personal Care – 0.5%
1,100,000	Procter & Gamble Co.	AA–	1.450%	08/15/2016	N/A	1,123,134

	Diversified Financial Services – 13.1%
400,000	American Express Co.	BBB+	5.500%	09/12/2016	N/A	453,431
1,900,000	American Express Credit Corp., Series MTN	A–	2.800%	09/19/2016	N/A	2,000,751
600,000	Boeing Capital Corp.	A	2.125%	08/15/2016	07/15/16 @ 100	621,523
800,000	Caterpillar Financial Services Corp.	A	2.050%	08/01/2016	N/A	827,998
1,050,000	Countrywide Financial Corp.	BBB+	6.250%	05/15/2016	N/A	1,167,027
1,000,000	Credit Suisse USA, Inc.(a)	A+	5.375%	03/02/2016	N/A	1,115,069
500,000	Ford Motor Credit Co., LLC	BB+	2.500%	01/15/2016	N/A	509,243
1,500,000	Ford Motor Credit Co., LLC	BB+	4.207%	04/15/2016	N/A	1,599,265
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 89

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BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Diversified Financial Services continued
$750,000	Ford Motor Credit Co., LLC	BB+	1.700%	05/09/2016	N/A	$748,675
900,000	Ford Motor Credit Co., LLC	BB+	3.984%	06/15/2016	N/A	955,694
1,100,000	Ford Motor Credit Co., LLC	BB+	8.000%	12/15/2016	N/A	1,323,263
1,300,000	General Electric Capital Corp., Series MTN	AA+	1.000%	01/08/2016	N/A	1,302,255
1,162,000	General Electric Capital Corp., Series MTN	AA+	5.000%	01/08/2016	N/A	1,278,974
1,350,000	General Electric Capital Corp.	AA+	2.950%	05/09/2016	N/A	1,424,691
1,000,000	General Electric Capital Corp., Series MTN	AA+	3.350%	10/17/2016	N/A	1,067,577
1,350,000	General Electric Capital Corp., Series MTN	AA+	5.375%	10/20/2016	N/A	1,526,178
1,703,000	HSBC Finance Corp.	A	5.500%	01/19/2016	N/A	1,882,033
750,000	International Lease Finance Corp.	BBB–	5.750%	05/15/2016	N/A	807,622
665,000	John Deere Capital Corp., Series MTN	A	2.250%	06/07/2016	N/A	691,320
300,000	John Deere Capital Corp., Series MTN	A	1.850%	09/15/2016	N/A	309,164
1,708,000	Merrill Lynch & Co., Inc.	BBB+	6.050%	05/16/2016	N/A	1,898,669
1,300,000	Nomura Holdings, Inc., Series MTN (Japan)	BBB+	4.125%	01/19/2016	N/A	1,374,242
500,000	Nomura Holdings, Inc., Series MTN (Japan)	BBB+	2.000%	09/13/2016	N/A	500,909
600,000	ORIX Corp. (Japan)	A–	5.000%	01/12/2016	N/A	644,195
1,900,000	SLM Corp., Series MTN	BBB–	6.250%	01/25/2016	N/A	2,025,945
756,000	Toyota Motor Credit Corp., Series MTN	AA–	2.800%	01/11/2016	N/A	794,186
500,000	Toyota Motor Credit Corp.	AA–	0.800%	05/17/2016	N/A	499,535
1,200,000	Toyota Motor Credit Corp., Series MTN	AA–	2.000%	09/15/2016	N/A	1,238,122
						30,587,556

	Electric – 0.5%
450,000	Duke Energy Corp.	BBB	2.150%	11/15/2016	N/A	464,659
608,000	Southern Co.	A–	1.950%	09/01/2016	N/A	625,140
						1,089,799

	Electronics – 0.6%
480,000	Thermo Fisher Scientific, Inc.	BBB	3.200%	03/01/2016	N/A	503,765
760,000	Thermo Fisher Scientific, Inc.	BBB	2.250%	08/15/2016	N/A	777,419
						1,281,184

	Environmental Control – 0.2%
484,000	Waste Management, Inc.	BBB	2.600%	09/01/2016	N/A	504,327

	Food – 1.7%
500,000	ConAgra Foods, Inc.	BBB–	1.300%	01/25/2016	N/A	503,478
300,000	Kellogg Co.	BBB+	4.450%	05/30/2016	N/A	328,496
500,000	Kellogg Co.	BBB+	1.875%	11/17/2016	N/A	512,705
1,531,000	Mondelez International, Inc.	BBB–	4.125%	02/09/2016	N/A	1,653,195
350,000	Tyson Foods, Inc.	BBB	6.600%	04/01/2016	N/A	398,801
500,000	Unilever Capital Corp.	A+	2.750%	02/10/2016	N/A	524,690
						3,921,365

	Gas – 0.8%
761,000	National Grid PLC (United Kingdom)	BBB+	6.300%	08/01/2016	N/A	875,645
900,000	Sempra Energy	BBB+	6.500%	06/01/2016	N/A	1,038,711
						1,914,356

See notes to financial statements.
90 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Health Care Products – 1.5%
$700,000	Baxter International, Inc.	A	5.900%	09/01/2016	N/A	$806,319
500,000	Becton Dickinson and Co.	A	1.750%	11/08/2016	N/A	512,730
300,000	Boston Scientific Corp.	BBB–	6.400%	06/15/2016	N/A	340,182
560,000	Medtronic, Inc.	A+	2.625%	03/15/2016	N/A	585,934
500,000	St Jude Medical, Inc.	A	2.500%	01/15/2016	N/A	516,238
800,000	Stryker Corp.	A+	2.000%	09/30/2016	N/A	827,593
						3,588,996

	Health Care Services – 1.3%
600,000	Aetna, Inc.	A–	6.000%	06/15/2016	N/A	685,535
500,000	Cigna Corp.	BBB	2.750%	11/15/2016	N/A	526,904
300,000	Humana, Inc.	BBB	6.450%	06/01/2016	N/A	342,848
400,000	UnitedHealth Group, Inc.	A	5.375%	03/15/2016	N/A	446,858
1,023,000	WellPoint, Inc.	A–	5.250%	01/15/2016	N/A	1,130,237
						3,132,382

	Insurance – 2.2%
449,000	Allied World Assurance Co. Ltd. (Bermuda)	BBB+	7.500%	08/01/2016	N/A	529,701
1,000,000	American International Group, Inc.	A–	4.875%	09/15/2016	N/A	1,108,483
550,000	American International Group, Inc., Series MTN	A–	5.600%	10/18/2016	N/A	622,869
250,000	AON Corp.	BBB+	3.125%	05/27/2016	N/A	263,719
800,000	Berkshire Hathaway, Inc.	AA	2.200%	08/15/2016	N/A	833,909
963,000	MetLife, Inc.	A–	6.750%	06/01/2016	N/A	1,122,174
700,000	Prudential Financial, Inc., Series MTN	A	3.000%	05/12/2016	N/A	738,070
						5,218,925

	Internet – 0.4%
800,000	Google, Inc.	AA	2.125%	05/19/2016	N/A	832,523

	Iron & Steel – 0.3%
600,000	ArcelorMittal (Luxembourg)	BB+	4.250%	03/01/2016	N/A	624,000

	Leisure Time – 0.2%
500,000	Carnival Corp. (Panama)	BBB+	1.200%	02/05/2016	N/A	498,927

	Lodging – 0.0%***
5,000	Wyndham Worldwide Corp.	BBB–	6.000%	12/01/2016	N/A	5,629

	Machinery-Construction & Mining – 0.3%
500,000	Caterpillar, Inc.	A	5.700%	08/15/2016	N/A	574,342

	Machinery-Diversified – 0.1%
275,000	Xylem, Inc.	BBB	3.550%	09/20/2016	N/A	291,378

	Media – 3.9%
1,000,000	Comcast Corp.	A–	5.900%	03/15/2016	N/A	1,135,308
500,000	Comcast Corp.	A–	4.950%	06/15/2016	N/A	558,088
580,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.125%	02/15/2016	N/A	608,688
1,410,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.500%	03/01/2016	N/A	1,495,061
1,000,000	NBCUniversal Media, LLC	A–	2.875%	04/01/2016	N/A	1,053,416
500,000	Scripps Networks Interactive, Inc.	A–	2.700%	12/15/2016	N/A	524,378
300,000	Thomson Reuters Corp. (Canada)	A–	0.875%	05/23/2016	N/A	298,540
900,000	Time Warner, Inc.	BBB	5.875%	11/15/2016	N/A	1,038,513
993,000	Viacom, Inc.	BBB+	6.250%	04/30/2016	N/A	1,133,113

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 91

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BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Media continued
$800,000	Walt Disney Co.	A	1.350%	08/16/2016	N/A	$813,045
450,000	Walt Disney Co., Series MTNC	A	5.625%	09/15/2016	N/A	517,381
						9,175,531

	Mining – 0.7%
965,000	Barrick Gold Corp. (Canada)	BBB	2.900%	05/30/2016	N/A	994,530
100,000	Rio Tinto Finance USA Ltd. (Australia)	A–	2.500%	05/20/2016	N/A	103,969
500,000	Rio Tinto Finance USA Ltd. (Australia)	A–	2.250%	09/20/2016	N/A	515,108
						1,613,607

	Miscellaneous Manufacturing – 0.8%
1,300,000	3M Co.	AA–	1.375%	09/29/2016	N/A	1,325,186
400,000	Danaher Corp.	A+	2.300%	06/23/2016	N/A	416,416
						1,741,602

	Office & Business Equipment – 0.4%
300,000	Pitney Bowes, Inc., Series MTN	BBB	4.750%	01/15/2016	N/A	318,658
450,000	Xerox Corp.	BBB–	6.400%	03/15/2016	N/A	506,714
						825,372

	Oil & Gas – 5.6%
1,362,000	Anadarko Petroleum Corp.	BBB–	5.950%	09/15/2016	N/A	1,553,612
1,500,000	BP Capital Markets PLC (United Kingdom)	A	3.200%	03/11/2016	N/A	1,589,729
1,000,000	BP Capital Markets PLC (United Kingdom)	A	2.248%	11/01/2016	N/A	1,035,475
962,000	ConocoPhillips Canada Funding Co. I (Canada)	A	5.625%	10/15/2016	N/A	1,105,857
470,000	Devon Energy Corp.	BBB+	2.400%	07/15/2016	06/15/16 @ 100	485,697
800,000	Ensco PLC (United Kingdom)	BBB+	3.250%	03/15/2016	N/A	846,197
550,000	Marathon Petroleum Corp.	BBB	3.500%	03/01/2016	N/A	583,639
750,000	Occidental Petroleum Corp.	A	2.500%	02/01/2016	N/A	782,987
680,000	Occidental Petroleum Corp.	A	4.125%	06/01/2016	N/A	744,486
1,000,000	Petrobras Global Finance BV (Netherlands)	BBB	2.000%	05/20/2016	N/A	1,005,520
500,000	Statoil ASA (Norway)	AA–	1.800%	11/23/2016	N/A	515,290
600,000	Total Capital International SA (France)	AA–	0.750%	01/25/2016	N/A	599,968
1,150,000	Total Capital SA (France)	AA–	2.300%	03/15/2016	N/A	1,194,965
800,000	Transocean, Inc. (Cayman Islands)	BBB–	5.050%	12/15/2016	N/A	886,975
						12,930,397

	Oil & Gas Services – 0.2%
500,000	SESI, LLC	BBB–	7.125%	12/15/2021	12/15/16 @ 104	563,750

	Pharmaceuticals – 3.6%
600,000	Allergan, Inc.	A+	5.750%	04/01/2016	N/A	677,633
1,150,000	Express Scripts Holding Co.	BBB+	3.125%	05/15/2016	N/A	1,214,468
1,085,000	Express Scripts Holding Co.	BBB+	3.500%	11/15/2016	N/A	1,165,829
1,000,000	GlaxoSmithKline Capital, Inc.	A+	0.700%	03/18/2016	N/A	996,370
700,000	Johnson & Johnson	AAA	2.150%	05/15/2016	N/A	729,695
400,000	McKesson Corp.	A–	3.250%	03/01/2016	N/A	425,124
800,000	Merck & Co., Inc.	AA	2.250%	01/15/2016	N/A	830,503
1,200,000	Sanofi (France)	AA	2.625%	03/29/2016	N/A	1,260,353
963,000	Wyeth, LLC	AA	5.500%	02/15/2016	N/A	1,083,893
						8,383,868

See notes to financial statements.
92 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Pipelines – 0.9%
$600,000	Enterprise Products Operating, LLC	BBB+	3.200%	02/01/2016	N/A	$633,497
500,000	Kinder Morgan Energy Partners, LP	BBB	3.500%	03/01/2016	N/A	532,535
600,000	ONEOK Partners, LP	BBB	3.250%	02/01/2016	01/01/16 @ 100	631,531
400,000	TransCanada PipeLines Ltd. (Canada)	A–	0.750%	01/15/2016	N/A	398,742
						2,196,305

	Real Estate Investment Trusts – 1.1%
400,000	ERP Operating, LP	BBB+	5.125%	03/15/2016	N/A	443,548
250,000	HCP, Inc.	BBB+	3.750%	02/01/2016	N/A	266,393
557,000	Simon Property Group, LP	A	5.250%	12/01/2016	09/02/16 @ 100	629,434
500,000	Simon Property Group, LP	A	2.800%	01/30/2017	10/30/16 @ 100	522,147
500,000	Simon Property Group, LP	A	5.875%	03/01/2017	12/01/16 @ 100	574,803
						2,436,325

	Retail – 2.9%
2,346,000	Home Depot, Inc.	A–	5.400%	03/01/2016	N/A	2,637,610
600,000	Lowe’s Cos., Inc.	A–	5.400%	10/15/2016	N/A	686,779
849,000	Macy’s Retail Holdings, Inc.	BBB	5.900%	12/01/2016	N/A	976,704
700,000	Target Corp.	A+	5.875%	07/15/2016	N/A	806,317
500,000	Wal-Mart Stores, Inc.(a)	AA	0.600%	04/11/2016	N/A	499,267
1,000,000	Wal-Mart Stores, Inc.	AA	2.800%	04/15/2016	N/A	1,057,273
						6,663,950

	Savings & Loans – 0.2%
500,000	Santander Holdings USA, Inc.	BBB	4.625%	04/19/2016	N/A	535,261

	Semiconductors – 0.9%
1,200,000	Intel Corp.	A+	1.950%	10/01/2016	N/A	1,240,263
800,000	Texas Instruments, Inc.	A+	2.375%	05/16/2016	N/A	837,057
						2,077,320

	Software – 1.3%
280,000	Fiserv, Inc.	BBB–	3.125%	06/15/2016	N/A	293,996
680,000	Microsoft Corp.	AAA	2.500%	02/08/2016	N/A	713,081
1,835,000	Oracle Corp.	A+	5.250%	01/15/2016	N/A	2,047,497
						3,054,574

	Telecommunications – 7.6%
900,000	AT&T, Inc.	A–	0.900%	02/12/2016	N/A	898,760
1,300,000	AT&T, Inc.	A–	2.950%	05/15/2016	N/A	1,370,960
899,000	AT&T, Inc.	A–	5.625%	06/15/2016	N/A	1,017,451
1,400,000	AT&T, Inc.	A–	2.400%	08/15/2016	N/A	1,455,530
2,585,000	Cisco Systems, Inc.	A+	5.500%	02/22/2016	N/A	2,910,343
529,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.750%	03/23/2016	N/A	595,350
1,150,000	Embarq Corp.	BB	7.082%	06/01/2016	N/A	1,319,028
650,000	France Telecom SA (France)	BBB+	2.750%	09/14/2016	N/A	676,245
1,100,000	Telefonica Emisiones SAU (Spain)	BBB	3.992%	02/16/2016	N/A	1,152,390
1,000,000	Telefonica Emisiones SAU (Spain)	BBB	6.421%	06/20/2016	N/A	1,121,099
1,299,000	Verizon Communications, Inc.	A–	5.550%	02/15/2016	N/A	1,451,588
900,000	Verizon Communications, Inc.	A–	3.000%	04/01/2016	N/A	947,845
900,000	Verizon Communications, Inc.	A–	2.000%	11/01/2016	N/A	924,499
500,000	Vodafone Group PLC (United Kingdom)	A–	0.900%	02/19/2016	N/A	498,110

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 93

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BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Telecommunications continued
$800,000	Vodafone Group PLC (United Kingdom)	A–	5.750%	03/15/2016	N/A	$900,729
500,000	Vodafone Group PLC (United Kingdom)	A–	2.875%	03/16/2016	N/A	524,065
						17,763,992

	Textiles – 0.2%
360,000	Mohawk Industries, Inc.	BBB–	6.375%	01/15/2016	N/A	401,634

	Transportation – 0.3%
700,000	Norfolk Southern Corp.	BBB+	5.750%	01/15/2016	N/A	785,631

	Total Corporate Bonds – 98.8%
	(Cost $225,539,732)					230,277,532

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned – 0.3%
710,922	BNY Mellon Securities Lending Overnight Fund, 0.0730%(b) (c)
	(Cost $710,922)					$710,922

	Total Investments – 99.1%
	(Cost $226,250,654)					230,988,454
	Other Assets in excess of Liabilities – 0.9%					2,187,646
	Net Assets – 100.0%					$233,176,100

AB – Stock Company

AG – Stock Corporation

ASA – Stock Company

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%

(a)	Security, or portion thereof, was on loan at May 31, 2013.

(b)	At May 31, 2013, the total market value of the Fund’s securities on loan was $693,286 and the total market value of the collateral held by the Fund was $710,922.

(c)	Interest rate shown reflects yield as of May 31, 2013.

(d)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined rate. The rate shown reflects the rate in effect as of May 31, 2013.

See notes to financial statements.
94 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

% of Corporate
Country Breakdown	Bonds
United States	81.2%
United Kingdom	5.7%
Canada	4.4%
France	2.6%
Japan	1.3%
Spain	1.0%
Germany	0.7%
Netherlands	0.7%
Switzerland	0.4%
Sweden	0.4%
Cayman Islands	0.4%
Luxembourg	0.3%
Australia	0.3%
Bermuda	0.2%
Norway	0.2%
Panama	0.2%

Country breakdown is shown as a percentage of corporate bonds.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 95

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 98.9%
	Corporate Bonds – 98.9%
	Aerospace & Defense – 1.1%
$800,000	General Dynamics Corp.	A	1.000%	11/15/2017	N/A	$785,202
1,400,000	United Technologies Corp.	A	1.800%	06/01/2017	N/A	1,429,266
521,000	United Technologies Corp.	A	5.375%	12/15/2017	N/A	607,785
						2,822,253

	Agriculture – 1.2%
700,000	Bunge Ltd. Finance Corp.	BBB–	3.200%	06/15/2017	N/A	725,166
750,000	Lorillard Tobacco Co.	BBB–	2.300%	08/21/2017	N/A	753,260
400,000	Philip Morris International, Inc.	A	1.625%	03/20/2017	N/A	404,332
750,000	Philip Morris International, Inc.	A	1.125%	08/21/2017	N/A	741,256
470,000	Reynolds American, Inc.	BBB–	6.750%	06/15/2017	N/A	556,758
						3,180,772

	Banks – 30.2%
750,000	American Express Bank FSB, Series BKNT	A–	6.000%	09/13/2017	N/A	883,992
1,000,000	American Express Centurion Bank, Series BKN1	A–	6.000%	09/13/2017	N/A	1,177,751
1,000,000	Bank of America Corp.	BBB+	5.420%	03/15/2017	N/A	1,101,144
1,300,000	Bank of America Corp.	A–	3.875%	03/22/2017	N/A	1,390,593
2,170,000	Bank of America Corp.	A–	6.000%	09/01/2017	N/A	2,502,763
2,945,000	Bank of America Corp.	A–	5.750%	12/01/2017	N/A	3,375,833
1,800,000	Bank of America NA, Series BKNT	A–	5.300%	03/15/2017	N/A	1,998,322
500,000	Bank of America NA, Series BKNT	A–	6.100%	06/15/2017	N/A	570,804
1,020,000	Bank of Montreal, Series MTN (Canada)	A+	2.500%	01/11/2017	N/A	1,058,485
1,000,000	Bank of Montreal, Series MTN (Canada)	A+	1.400%	09/11/2017	N/A	994,192
500,000	Bank of New York Mellon Corp., Series MTN	A+	2.400%	01/17/2017	12/18/16 @ 100	518,578
400,000	Bank of New York Mellon Corp.	A+	1.969%	06/20/2017	N/A	409,055
1,300,000	Bank of Nova Scotia (Canada)	A+	2.550%	01/12/2017	N/A	1,350,430
1,000,000	Bank of Nova Scotia (Canada)	A+	1.375%	12/18/2017	11/18/17 @ 100	991,015
500,000	BB&T Corp., Series MTN	A–	2.150%	03/22/2017	02/22/17 @ 100	510,584
950,000	BB&T Corp., Series MTN	A–	1.600%	08/15/2017	07/14/17 @ 100	952,220
1,750,000	BNP Paribas SA, Series MTN (France)	A+	2.375%	09/14/2017	N/A	1,782,434
1,427,000	Capital One Financial Corp.	BBB	6.750%	09/15/2017	N/A	1,719,725
1,900,000	Citigroup, Inc.	A–	4.450%	01/10/2017	N/A	2,079,388
948,000	Citigroup, Inc.	BBB+	5.500%	02/15/2017	N/A	1,054,431
1,519,000	Citigroup, Inc.	A–	6.000%	08/15/2017	N/A	1,760,845
3,688,000	Citigroup, Inc.	A–	6.125%	11/21/2017	N/A	4,318,500
500,000	Comerica Bank	A–	5.200%	08/22/2017	N/A	569,526
2,100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA–	3.375%	01/19/2017	N/A	2,235,154
2,516,000	Deutsche Bank AG (Germany)	A+	6.000%	09/01/2017	N/A	2,953,087
300,000	Fifth Third Bancorp	BBB–	5.450%	01/15/2017	N/A	333,871
1,750,000	Goldman Sachs Group, Inc.	BBB+	5.625%	01/15/2017	N/A	1,945,918
2,496,000	Goldman Sachs Group, Inc.	A–	6.250%	09/01/2017	N/A	2,901,680
500,000	HSBC Bank USA NA, Series BKNT	A	6.000%	08/09/2017	N/A	579,521
900,000	JPMorgan Chase & Co.	A–	6.125%	06/27/2017	N/A	1,039,877
2,200,000	JPMorgan Chase & Co.	A	2.000%	08/15/2017	N/A	2,225,606

See notes to financial statements.
96 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Banks continued
$750,000	JPMorgan Chase Bank NA, Series BKNT	A	6.000%	07/05/2017	N/A	$866,704
2,250,000	JPMorgan Chase Bank NA, Series BKNT	A	6.000%	10/01/2017	N/A	2,628,844
600,000	Lloyds TSB Bank PLC (United Kingdom)	A	4.200%	03/28/2017	N/A	654,899
1,997,000	Morgan Stanley, Series GMTN	A–	5.450%	01/09/2017	N/A	2,219,276
2,100,000	Morgan Stanley	A–	4.750%	03/22/2017	N/A	2,298,729
1,200,000	Morgan Stanley, Series MTN	A–	5.550%	04/27/2017	N/A	1,341,557
1,300,000	Morgan Stanley, Series MTN	A–	6.250%	08/28/2017	N/A	1,501,222
1,500,000	Morgan Stanley, Series MTN	A–	5.950%	12/28/2017	N/A	1,723,194
500,000	National Bank of Canada, Series MTN (Canada)	A–	1.450%	11/07/2017	10/07/17 @ 100	494,041
300,000	PNC Bank NA, Series BKNT	A–	5.250%	01/15/2017	N/A	337,132
800,000	PNC Bank NA, Series BKNT	A–	4.875%	09/21/2017	N/A	904,354
400,000	PNC Funding Corp.	BBB+	5.625%	02/01/2017	N/A	451,446
2,000,000	Royal Bank of Canada (Canada)	AAA	1.200%	09/19/2017	N/A	1,991,590
950,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.800%	07/18/2017	N/A	948,454
500,000	SunTrust Banks, Inc.	BBB	3.500%	01/20/2017	12/20/16 @ 100	532,758
300,000	SunTrust Banks, Inc.	BBB	6.000%	09/11/2017	N/A	349,085
1,600,000	Svenska Handelsbanken AB (Sweden)	AA–	2.875%	04/04/2017	N/A	1,684,578
1,833,000	UBS AG, Series BKNT (Switzerland)	A	5.875%	12/20/2017	N/A	2,151,115
500,000	Union Bank NA, Series BKNT	A+	2.125%	06/16/2017	N/A	509,400
800,000	US Bancorp, Series MTN	A+	1.650%	05/15/2017	04/15/17 @ 100	810,784
900,000	Wachovia Bank NA, Series BKNT	A+	6.000%	11/15/2017	N/A	1,060,286
1,559,000	Wachovia Corp.	A+	5.750%	06/15/2017	N/A	1,803,063
1,200,000	Wells Fargo & Co., Series MTN	A+	2.100%	05/08/2017	N/A	1,228,217
2,816,000	Wells Fargo & Co.	A+	5.625%	12/11/2017	N/A	3,283,760
						79,059,812

	Beverages – 2.1%
1,600,000	Anheuser-Busch InBev Worldwide, Inc.	A	1.375%	07/15/2017	N/A	1,598,338
870,000	Coca-Cola Co.	AA–	5.350%	11/15/2017	N/A	1,017,120
697,000	Diageo Capital PLC (United Kingdom)	A–	1.500%	05/11/2017	N/A	700,429
1,207,000	Diageo Capital PLC (United Kingdom)	A–	5.750%	10/23/2017	N/A	1,415,909
900,000	PepsiCo, Inc.	A–	1.250%	08/13/2017	N/A	896,670
						5,628,466

	Biotechnology – 1.1%
1,300,000	Amgen, Inc.	A+	2.125%	05/15/2017	N/A	1,327,937
936,000	Amgen, Inc.	A+	5.850%	06/01/2017	N/A	1,088,692
500,000	Celgene Corp.	BBB+	1.900%	08/15/2017	N/A	502,794
						2,919,423

	Chemicals – 1.2%
600,000	Eastman Chemical Co.	BBB	2.400%	06/01/2017	N/A	616,108
500,000	Ecolab, Inc.	BBB+	1.450%	12/08/2017	N/A	493,288
400,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A–	3.250%	12/01/2017	N/A	427,026
775,000	Rohm & Haas Co.	BBB	6.000%	09/15/2017	N/A	894,885
675,000	Sherwin-Williams Co.	A	1.350%	12/15/2017	N/A	668,796
						3,100,103

See notes to financial statements.
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BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Commercial Services – 0.4%
$500,000	ADT Corp.	BBB–	2.250%	07/15/2017	N/A	$500,952
500,000	Western Union Co.	BBB+	2.875%	12/10/2017	N/A	510,511
						1,011,463

	Computers – 2.6%
250,000	Hewlett-Packard Co.	BBB+	5.400%	03/01/2017	N/A	276,648
1,400,000	Hewlett-Packard Co.	BBB+	2.600%	09/15/2017	N/A	1,424,959
1,000,000	International Business Machines Corp.	AA–	1.250%	02/06/2017	N/A	1,001,750
2,646,000	International Business Machines Corp.	AA–	5.700%	09/14/2017	N/A	3,116,350
900,000	NetApp, Inc.	BBB+	2.000%	12/15/2017	N/A	890,708
						6,710,415

	Diversified Financial Services – 14.0%
1,227,000	American Express Co.	BBB+	6.150%	08/28/2017	N/A	1,452,188
1,800,000	American Express Credit Corp., Series MTN	A–	2.375%	03/24/2017	N/A	1,865,365
1,100,000	Bear Stearns Cos., LLC	A–	5.550%	01/22/2017	N/A	1,233,970
1,951,000	Bear Stearns Cos., LLC	A	6.400%	10/02/2017	N/A	2,308,376
600,000	BlackRock, Inc.	A+	6.250%	09/15/2017	N/A	718,719
300,000	Caterpillar Financial Services Corp., Series MTN	A	1.625%	06/01/2017	N/A	303,298
1,000,000	Caterpillar Financial Services Corp., Series MTNG	A	1.250%	11/06/2017	N/A	993,548
100,000	Eaton Vance Corp.	A–	6.500%	10/02/2017	N/A	119,005
1,250,000	Ford Motor Credit Co., LLC	BB+	4.250%	02/03/2017	N/A	1,335,492
1,250,000	Ford Motor Credit Co., LLC	BB+	3.000%	06/12/2017	N/A	1,283,842
1,000,000	Ford Motor Credit Co., LLC	BB+	6.625%	08/15/2017	N/A	1,164,067
1,300,000	General Electric Capital Corp.	AA+	2.900%	01/09/2017	N/A	1,361,535
1,176,000	General Electric Capital Corp., Series MTN	AA+	5.400%	02/15/2017	N/A	1,336,525
1,850,000	General Electric Capital Corp., Series MTN	AA+	2.300%	04/27/2017	N/A	1,905,700
2,892,000	General Electric Capital Corp., Series MTN	AA+	5.625%	09/15/2017	N/A	3,347,851
1,000,000	General Electric Capital Corp., Series GMTN(a)	AA+	1.600%	11/20/2017	N/A	999,098
1,750,000	International Lease Finance Corp.	BBB–	8.750%	03/15/2017	N/A	2,080,313
500,000	John Deere Capital Corp., Series MTN	A	2.000%	01/13/2017	N/A	512,625
450,000	John Deere Capital Corp., Series MTN	A	1.400%	03/15/2017	N/A	454,128
300,000	John Deere Capital Corp., Series MTN	A	2.800%	09/18/2017	N/A	317,397
600,000	John Deere Capital Corp.	A	1.200%	10/10/2017	N/A	595,682
600,000	Merrill Lynch & Co., Inc.	BBB+	5.700%	05/02/2017	N/A	663,718
2,438,000	Merrill Lynch & Co., Inc., Series GMTN	A–	6.400%	08/28/2017	N/A	2,837,478
1,150,000	Murray Street Investment Trust I	A–	4.647%	03/09/2017	N/A	1,254,510
400,000	National Rural Utilities Cooperative Finance Corp.	A+	5.450%	04/10/2017	N/A	459,960
600,000	NYSE Euronext	A	2.000%	10/05/2017	N/A	607,458
100,000	ORIX Corp. (Japan)	A–	3.750%	03/09/2017	N/A	104,674
400,000	PACCAR Financial Corp., Series MTN	A+	1.600%	03/15/2017	N/A	402,034
1,000,000	SLM Corp., Series MTN	BBB–	6.000%	01/25/2017	N/A	1,057,500
500,000	SLM Corp., Series MTN	BBB–	4.625%	09/25/2017	N/A	496,250
660,000	Toyota Motor Credit Corp., Series MTN	AA–	2.050%	01/12/2017	N/A	677,105
860,000	Toyota Motor Credit Corp., Series MTN (Japan)	AA–	1.750%	05/22/2017	N/A	871,532
1,600,000	Toyota Motor Credit Corp., Series MTN (Japan)	AA–	1.250%	10/05/2017	N/A	1,585,866
						36,706,809

See notes to financial statements.
98 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Electric – 1.4%
$600,000	American Electric Power Co., Inc.	BBB–	1.650%	12/15/2017	11/15/17 @ 100	$596,853
900,000	Duke Energy Corp.	BBB	1.625%	08/15/2017	N/A	900,502
652,000	Exelon Generation Co., LLC	BBB	6.200%	10/01/2017	N/A	756,579
670,000	Pacific Gas & Electric Co.	BBB	5.625%	11/30/2017	N/A	790,077
570,000	Virginia Electric & Power Co.	A–	5.950%	09/15/2017	N/A	678,067
						3,722,078

	Electronics – 0.4%
810,000	Agilent Technologies, Inc.	BBB+	6.500%	11/01/2017	N/A	958,790

	Engineering & Construction – 0.1%
260,000	ABB Finance USA, Inc.	A	1.625%	05/08/2017	N/A	261,130

	Food – 2.6%
100,000	ConAgra Foods, Inc.	BBB–	5.819%	06/15/2017	N/A	114,871
1,150,000	General Mills Inc.	BBB+	5.700%	02/15/2017	N/A	1,324,227
1,000,000	Kraft Foods Group, Inc.	BBB	2.250%	06/05/2017	N/A	1,024,658
570,000	Kroger Co.	BBB	6.400%	08/15/2017	N/A	670,378
1,699,000	Mondelez International, Inc.	BBB–	6.500%	08/11/2017	N/A	2,016,246
700,000	Safeway, Inc.	BBB	6.350%	08/15/2017	N/A	806,018
750,000	Unilever Capital Corp.	A+	0.850%	08/02/2017	N/A	738,151
						6,694,549

	Gas – 0.1%
150,000	Sempra Energy	BBB+	2.300%	04/01/2017	N/A	154,378

	Health Care Products – 0.9%
500,000	Baxter International, Inc.	A	1.850%	01/15/2017	N/A	508,052
1,213,000	Covidien International Finance SA (Luxembourg)	A	6.000%	10/15/2017	N/A	1,431,264
300,000	Hospira, Inc.	BBB–	6.050%	03/30/2017	N/A	331,506
						2,270,822

	Health Care Services – 0.9%
500,000	Aetna, Inc.	A–	1.500%	11/15/2017	10/15/17 @ 100	496,776
330,000	Laboratory Corp. of America Holdings	BBB	2.200%	08/23/2017	N/A	331,573
800,000	UnitedHealth Group, Inc.	A	1.400%	10/15/2017	N/A	799,962
570,000	WellPoint, Inc.	A–	5.875%	06/15/2017	N/A	661,513
						2,289,824

	Household Products & Housewares – 0.3%
759,000	Kimberly-Clark Corp.	A	6.125%	08/01/2017	N/A	904,591

	Insurance – 3.0%
300,000	ACE INA Holdings, Inc.	A	5.700%	02/15/2017	N/A	345,919
450,000	Aflac, Inc.	A–	2.650%	02/15/2017	N/A	469,170
1,200,000	American International Group, Inc.	A–	3.800%	03/22/2017	N/A	1,283,531
1,000,000	American International Group, Inc., Series MTN	A–	5.450%	05/18/2017	N/A	1,129,832
300,000	American International Group, Inc.	A–	8.250%	08/15/2018	N/A	382,079
1,500,000	Berkshire Hathaway Finance Corp.	AA	1.600%	05/15/2017	N/A	1,516,608
800,000	Berkshire Hathaway, Inc.	AA	1.900%	01/31/2017	N/A	819,632
300,000	Hartford Financial Services Group, Inc.	BBB	5.375%	03/15/2017	N/A	337,926
500,000	MetLife, Inc.	A–	1.756%	12/15/2017	N/A	504,034

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 99

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BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Insurance continued
$920,000	Prudential Financial, Inc., Series MTN	A	6.000%	12/01/2017	N/A	$1,086,302
90,000	Willis North America, Inc.	BBB–	6.200%	03/28/2017	N/A	101,824
						7,976,857

	Internet – 0.9%
800,000	Amazon.com, Inc.	AA–	1.200%	11/29/2017	N/A	788,910
1,000,000	eBay, Inc.	A	1.350%	07/15/2017	N/A	1,000,754
550,000	Symantec Corp.	BBB	2.750%	06/15/2017	05/15/17 @ 100	564,289
						2,353,953

	Iron & Steel – 0.2%
40,000	ArcelorMittal (Luxembourg)	BB+	5.000%	02/25/2017	N/A	41,700
430,000	Nucor Corp.	A	5.750%	12/01/2017	N/A	503,719
						545,419

	Leisure Time – 0.1%
400,000	Carnival Corp. (Panama)	BBB+	1.875%	12/15/2017	N/A	397,141

	Lodging – 0.3%
850,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.	BBB–	5.375%	03/15/2022	03/15/17 @ 103	898,875

	Machinery-Construction & Mining – 0.2%
550,000	Caterpillar, Inc.	A	1.500%	06/26/2017	N/A	553,659

	Media – 3.7%
712,000	Comcast Cable Communications, LLC	A–	8.875%	05/01/2017	N/A	911,043
900,000	Comcast Corp.	A–	6.500%	01/15/2017	N/A	1,063,473
769,000	Comcast Corp.	A–	6.300%	11/15/2017	N/A	926,718
1,500,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	2.400%	03/15/2017	N/A	1,536,525
1,958,000	Time Warner Cable, Inc.	BBB	5.850%	05/01/2017	N/A	2,256,460
500,000	Time Warner Cos., Inc.	BBB	7.250%	10/15/2017	N/A	611,410
300,000	Viacom, Inc.	BBB+	3.500%	04/01/2017	N/A	319,197
600,000	Viacom, Inc.	BBB+	6.125%	10/05/2017	N/A	707,390
500,000	Walt Disney Co., Series MTN	A	1.125%	02/15/2017	N/A	497,551
1,000,000	Walt Disney Co., Series MTN	A	1.100%	12/01/2017	N/A	991,263
						9,821,030

	Mining – 1.2%
646,000	Alcoa, Inc.(a)	BBB–	5.550%	02/01/2017	N/A	700,017
600,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	2.150%	03/01/2017	N/A	606,879
480,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	2.000%	03/22/2017	02/22/17 @ 100	485,959
1,280,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	1.625%	08/21/2017	07/21/17 @ 100	1,275,535
						3,068,390

	Miscellaneous Manufacturing – 2.1%
600,000	3M Co., Series MTN	AA–	1.000%	06/26/2017	N/A	596,180
3,709,000	General Electric Co.	AA+	5.250%	12/06/2017	N/A	4,289,462
434,000	Tyco Electronics Group SA (Luxembourg)	BBB+	6.550%	10/01/2017	N/A	511,201
						5,396,843

	Office & Business Equipment – 0.7%
470,000	Pitney Bowes, Inc., Series MTN	BBB	5.750%	09/15/2017	N/A	522,281
800,000	Xerox Corp.	BBB–	6.750%	02/01/2017	N/A	925,289
500,000	Xerox Corp.	BBB–	2.950%	03/15/2017	N/A	513,312
						1,960,882

See notes to financial statements.
100 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Oil & Gas – 7.9%
$1,842,000	Anadarko Petroleum Corp.	BBB–	6.375%	09/15/2017	N/A	$2,173,991
300,000	Apache Corp.	A–	5.625%	01/15/2017	N/A	343,210
1,000,000	BP Capital Markets PLC (United Kingdom)	A	1.846%	05/05/2017	N/A	1,013,835
800,000	BP Capital Markets PLC (United Kingdom)	A	1.375%	11/06/2017	N/A	791,298
1,280,000	Canadian Natural Resources Ltd. (Canada)	BBB+	5.700%	05/15/2017	N/A	1,476,055
1,700,000	Chevron Corp.	AA	1.104%	12/05/2017	11/05/17 @ 100	1,689,837
800,000	ConocoPhillips Co.	A	1.050%	12/15/2017	09/15/17 @ 100	787,722
480,000	Devon Energy Corp.	BBB+	1.875%	05/15/2017	04/15/17 @ 100	481,677
580,000	EnCana Corp. (Canada)	BBB	5.900%	12/01/2017	N/A	674,187
813,000	EOG Resources, Inc.	A–	5.875%	09/15/2017	N/A	964,240
387,000	Marathon Oil Corp.	BBB	6.000%	10/01/2017	N/A	452,863
500,000	Murphy Oil Corp.	BBB	2.500%	12/01/2017	N/A	504,433
1,200,000	Occidental Petroleum Corp.	A	1.750%	02/15/2017	N/A	1,216,756
1,300,000	Phillips 66	BBB	2.950%	05/01/2017	N/A	1,361,593
800,000	Shell International Finance BV (Netherlands)	AA	5.200%	03/22/2017	N/A	918,711
650,000	Shell International Finance BV (Netherlands)	AA	1.125%	08/21/2017	N/A	647,444
1,170,000	Statoil ASA (Norway)	AA–	3.125%	08/17/2017	N/A	1,253,464
1,050,000	Total Capital International SA (France)	AA–	1.500%	02/17/2017	N/A	1,056,001
1,400,000	Total Capital International SA (France)	AA–	1.550%	06/28/2017	N/A	1,405,446
500,000	Transocean, Inc. (Cayman Islands)	BBB–	2.500%	10/15/2017	N/A	505,137
832,000	Valero Energy Corp.	BBB	6.125%	06/15/2017	N/A	977,181
						20,695,081

	Oil & Gas Services – 0.3%
300,000	National Oilwell Varco, Inc.	A–	1.350%	12/01/2017	N/A	297,782
320,000	Weatherford International, Inc.	BBB–	6.350%	06/15/2017	N/A	362,709
						660,491

	Pharmaceuticals – 4.2%
1,125,000	Actavis, Inc.	BBB	1.875%	10/01/2017	N/A	1,118,684
1,582,000	AstraZeneca PLC (United Kingdom)	AA–	5.900%	09/15/2017	N/A	1,872,140
800,000	Bristol-Myers Squibb Co.	A+	0.875%	08/01/2017	N/A	788,175
870,000	ELI Lilly & Co.	AA–	5.200%	03/15/2017	N/A	992,216
1,300,000	Express Scripts Holding Co.	BBB+	2.650%	02/15/2017	N/A	1,349,189
1,700,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	1.500%	05/08/2017	N/A	1,717,464
746,000	Johnson & Johnson	AAA	5.550%	08/15/2017	N/A	879,651
570,000	McKesson Corp.	A–	5.700%	03/01/2017	N/A	655,346
800,000	Merck & Co., Inc.	AA	6.000%	09/15/2017	N/A	952,227
500,000	Wyeth, LLC	AA	5.450%	04/01/2017	N/A	577,909
						10,903,001

	Pipelines – 0.9%
500,000	DCP Midstream Operating, LP	BBB–	2.500%	12/01/2017	11/01/17 @ 100	506,142
720,000	Enterprise Products Operating, LLC, Series L	BBB+	6.300%	09/15/2017	N/A	855,055
350,000	Kinder Morgan Energy Partners LP	BBB	6.000%	02/01/2017	N/A	401,223
500,000	Williams Partners, LP / Williams Partners Finance Corp.	BBB	7.250%	02/01/2017	N/A	594,975
						2,357,395
See notes to financial statements.
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BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Real Estate Investment Trusts – 1.2%
$300,000	American Tower Corp.	BB+	7.000%	10/15/2017	N/A	$358,716
600,000	ERP Operating, LP	BBB+	5.750%	06/15/2017	N/A	693,931
570,000	HCP, Inc.	BBB+	6.000%	01/30/2017	N/A	652,924
400,000	Simon Property Group, LP	A	2.800%	01/30/2017	10/30/16 @ 100	417,717
350,000	Simon Property Group, LP	A	5.875%	03/01/2017	12/01/16 @ 100	402,363
500,000	Simon Property Group, LP	A	2.150%	09/15/2017	06/15/17 @ 100	511,848
						3,037,499

	Retail – 3.9%
877,000	Costco Wholesale Corp.	A+	5.500%	03/15/2017	N/A	1,016,528
1,000,000	Costco Wholesale Corp.	A+	1.125%	12/15/2017	N/A	991,848
1,286,000	CVS Caremark Corp.	BBB+	5.750%	06/01/2017	N/A	1,497,881
290,000	Darden Restaurants, Inc.	BBB	6.200%	10/15/2017	N/A	332,628
400,000	Dollar General Corp.	BBB–	4.125%	07/15/2017	N/A	434,518
500,000	Kohl’s Corp.	BBB+	6.250%	12/15/2017	N/A	584,202
500,000	Lowe’s Cos., Inc.	A–	1.625%	04/15/2017	03/15/17 @ 100	507,063
680,000	McDonald’s Corp., Series GMTN	A	5.800%	10/15/2017	N/A	806,742
650,000	Starbucks Corp.	A–	6.250%	08/15/2017	N/A	771,805
969,000	Target Corp.	A+	5.375%	05/01/2017	N/A	1,117,241
1,050,000	Walgreen Co.	BBB	1.800%	09/15/2017	N/A	1,056,860
908,000	Wal-Mart Stores, Inc.	AA	5.375%	04/05/2017	N/A	1,049,189
						10,166,505

	Semiconductors – 1.2%
350,000	Altera Corp.	A–	1.750%	05/15/2017	N/A	352,520
2,800,000	Intel Corp.	A+	1.350%	12/15/2017	N/A	2,785,208
						3,137,728

	Software – 1.5%
300,000	Fidelity National Information Services, Inc.	BBB–	5.000%	03/15/2022	03/15/17 @ 103	321,375
670,000	Fiserv, Inc.	BBB–	6.800%	11/20/2017	N/A	795,147
300,000	Intuit, Inc.	BBB	5.750%	03/15/2017	N/A	338,847
500,000	Microsoft Corp.	AAA	0.875%	11/15/2017	N/A	492,965
2,000,000	Oracle Corp.	A+	1.200%	10/15/2017	N/A	1,984,722
						3,933,056

	Telecommunications – 4.0%
1,070,000	AT&T, Inc.	A–	1.600%	02/15/2017	N/A	1,076,863
800,000	AT&T, Inc.	A–	1.700%	06/01/2017	N/A	804,902
2,000,000	AT&T, Inc.	A–	1.400%	12/01/2017	N/A	1,986,952
300,000	CenturyLink, Inc., Series N	BB	6.000%	04/01/2017	N/A	332,250
500,000	Cisco Systems, Inc.	A+	3.150%	03/14/2017	N/A	536,047
400,000	Nippon Telegraph & Telephone Corp. (Japan)	AA	1.400%	07/18/2017	N/A	399,185
500,000	Qwest Corp.	BBB–	6.500%	06/01/2017	N/A	576,897
500,000	Telefonica Emisiones SAU (Spain)	BBB	6.221%	07/03/2017	N/A	563,927
459,000	Verizon Communications, Inc.	A–	5.500%	04/01/2017	N/A	526,373
500,000	Verizon Communications, Inc.	A–	1.100%	11/01/2017	N/A	492,324
1,181,000	Vodafone Group PLC (United Kingdom)	A–	5.625%	02/27/2017	N/A	1,349,050

See notes to financial statements.
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BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Telecommunications continued
$900,000	Vodafone Group PLC (United Kingdom)	A–	1.625%	03/20/2017	N/A	$902,106
1,000,000	Vodafone Group PLC (United Kingdom)	A–	1.250%	09/26/2017	N/A	982,973
						10,529,849

	Transportation – 0.6%
830,000	Burlington Northern Santa Fe, LLC	BBB+	5.650%	05/01/2017	N/A	957,410
500,000	Norfolk Southern Corp.	BBB+	7.700%	05/15/2017	N/A	614,386
						1,571,796

	Water – 0.2%
495,000	American Water Capital Corp.	A–	6.085%	10/15/2017	N/A	581,726

	Total Corporate Bonds – 98.9%
	(Cost $254,030,263)					258,942,854

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned – 0.3%
777,230	BNY Mellon Securities Lending Overnight Fund, 0.0730%(b) (c)
	(Cost $777,230)					$777,230

	Total Investments – 99.2%
	(Cost $254,807,493)					259,720,084
	Other Assets in excess of Liabilities – 0.8%					2,037,723
	Net Assets – 100.0%					$261,757,807

AB – Stock Company

AG – Stock Corporation

ASA – Stock Company

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at May 31, 2013.

(b)	At May 31, 2013, the total market value of the Fund’s securities on loan was $758,736 and the total market value of the collateral held by the Fund was $777,230.

(c)	Interest rate shown reflects yield as of May 31, 2013.

See notes to financial statements.
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BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

% of Corporate
Country Breakdown	Bonds
United States	83.2%
United Kingdom	5.1%
Canada	3.7%
France	1.6%
Netherlands	1.5%
Germany	1.1%
Switzerland	0.8%
Luxembourg	0.8%
Sweden	0.6%
Japan	0.6%
Norway	0.5%
Spain	0.2%
Cayman Islands	0.2%
Panama	0.1%

Country breakdown is shown as a percentage of corporate bonds.

See notes to financial statements.
104 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 98.6%
	Agriculture – 2.9%
$818,000	Altria Group, Inc.	BBB	9.700%	11/10/2018	N/A	$1,118,261
420,000	Archer Daniels	A	5.450%	03/15/2018	N/A	493,849
855,000	Philip Morris International, Inc.	A	5.650%	05/16/2018	N/A	1,015,437
						2,627,547

	Banks – 22.3%
900,000	Bank of America Corp.	A–	2.000%	01/11/2018	N/A	892,899
1,750,000	Bank of America Corp., Series MTNL	A–	5.650%	05/01/2018	N/A	2,006,359
500,000	Bank of Montreal, Series MTN (Canada)	A+	1.450%	04/09/2018	03/09/18 @ 100	493,724
250,000	Bank of New York Mellon	A+	1.300%	01/25/2018	12/25/17 @ 100	247,864
200,000	BB&T Corp., Series MTN	A–	1.450%	01/12/2018	12/12/17 @ 100	198,048
200,000	Canadian Imperial Bank (Canada)	A+	1.550%	01/23/2018	12/23/17 @ 100	198,659
500,000	Capital One NA, Series BNKT	BBB+	1.500%	03/22/2018	02/22/18 @ 100	492,428
805,000	Citigroup, Inc.	A–	6.125%	05/15/2018	N/A	950,141
450,000	Credit Suisse New York (Switzerland)	BBB+	6.000%	02/15/2018	N/A	519,746
300,000	Discover Bank	BBB	2.000%	02/21/2018	N/A	298,243
360,000	Fifth Third Bancorp	BBB–	4.500%	06/01/2018	N/A	395,150
250,000	Fifth Third Bank, Series BKNT	BBB+	1.450%	02/28/2018	01/28/18 @ 100	247,608
1,100,000	Goldman Sachs Group, Inc.	A–	5.950%	01/18/2018	N/A	1,269,700
700,000	Goldman Sachs Group, Inc.	A–	2.375%	01/22/2018	N/A	704,402
1,225,000	Goldman Sachs Group, Inc.	A–	6.150%	04/01/2018	N/A	1,425,615
700,000	HBOS PLC, Series REGS (United Kingdom)	BB+	6.750%	05/21/2018	N/A	789,132
500,000	HSBC USA, Inc.	A+	1.625%	01/16/2018	N/A	496,556
1,675,000	JPMorgan Chase & Co.	A	6.000%	01/15/2018	N/A	1,956,531
500,000	JPMorgan Chase & Co.	A	1.800%	01/25/2018	N/A	497,984
300,000	Key Bank NA, Series BKNT	A–	1.650%	02/01/2018	N/A	300,923
1,300,000	Morgan Stanley, Series GMTN	A–	6.625%	04/01/2018	N/A	1,531,708
500,000	Rabobank Nederland (Netherlands)	AA–	1.700%	03/19/2018	N/A	497,233
200,000	Rbs NV Ex-ABN NV (Netherlands)	BBB–	4.650%	06/04/2018	N/A	205,872
156,000	Regions Bank, Series BKNT	BBB–	7.500%	05/15/2018	N/A	189,693
500,000	Royal Bank of Canada, Series MTN (Canada)	AA–	1.500%	01/16/2018	N/A	499,088
250,000	Sumitomo Mitsui Banking (Japan)	A+	1.500%	01/18/2018	N/A	246,021
500,000	Svenska Handelsbanken AB (Sweden)	AA–	1.625%	03/21/2018	N/A	498,712
744,000	UBS AG, Series BKNT (Switzerland)	A	5.750%	04/25/2018	N/A	877,072
775,000	Wachovia Corp., Series MTN	A+	5.750%	02/01/2018	N/A	911,823
500,000	Wells Fargo & Co.	A+	1.500%	01/16/2018	N/A	495,335
						20,334,269

	Beverages – 3.8%
200,000	Anheuser-Busch Cos., Inc.	A	5.500%	01/15/2018	N/A	234,137
450,000	Anheuser-Busch InBev Finance	A	1.250%	01/17/2018	N/A	446,173
260,000	Coca-Cola Co.	AA–	1.650%	03/14/2018	N/A	263,099
400,000	Coca-Cola Co.	AA–	1.150%	04/01/2018	N/A	395,515
300,000	Dr Pepper Snapple Group	BBB	6.820%	05/01/2018	N/A	369,116
900,000	PepsiCo, Inc.	A–	5.000%	06/01/2018	N/A	1,037,711
525,000	PepsiCo, Inc.	A–	7.900%	11/01/2018	N/A	687,312
						3,433,063

See notes to financial statements.
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BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Biotechnology – 0.5%
$100,000	Amgen, Inc.	A+	6.150%	06/01/2018	N/A	$120,397
300,000	Biogen IDEC, Inc.	A–	6.875%	03/01/2018	N/A	364,418
						484,815

	Chemicals – 1.3%
130,000	CF Industries, Inc.	BBB–	6.875%	05/01/2018	N/A	156,360
250,000	Dow Chemical Co.	BBB	5.700%	05/15/2018	N/A	290,638
510,000	EI du Pont de Nemours & Co.	A	6.000%	07/15/2018	N/A	617,995
100,000	PPG Industries, Inc.	BBB+	6.650%	03/15/2018	N/A	121,333
						1,186,326

	Computers – 2.6%
505,000	Computer Sciences Corp.	BBB	6.500%	03/15/2018	N/A	584,050
300,000	Hewlett-Packard Co.	BBB+	5.500%	03/01/2018	N/A	338,527
500,000	IBM Corp.	AA–	1.250%	02/08/2018	N/A	496,817
750,000	IBM Corp.	AA–	7.625%	10/15/2018	N/A	976,264
						2,395,658

	Diversified Financial Services – 13.9%
675,000	American Express Co.	BBB+	7.000%	03/19/2018	N/A	831,111
411,000	Associates Corp. NA	A–	6.950%	11/01/2018	N/A	499,424
890,000	Bear JPM	A	7.250%	02/01/2018	N/A	1,088,655
400,000	Bear Stearns Cos. LLC	A2	4.650%	07/02/2018	N/A	448,218
300,000	Caterpillar Financial Services Corp., Series MTN	A	5.450%	04/15/2018	N/A	353,174
150,000	Caterpillar Financial Services Corp., Series MTN	A	7.050%	10/01/2018	N/A	189,696
500,000	Ford Motor Credit Co. LLC	BB+	2.375%	01/16/2018	N/A	498,345
700,000	Ford Motor Credit Co. LLC	BB+	5.000%	05/15/2018	N/A	772,862
500,000	General Elec Capital Corp.	AA+	1.625%	04/02/2018	N/A	496,634
1,325,000	General Electric Capital Corp.	AA+	5.625%	05/01/2018	N/A	1,553,009
420,000	Jefferies Group, Inc.	BBB	5.125%	04/13/2018	N/A	461,198
100,000	John Deere Capital Corp., Series MTN	A	5.350%	04/03/2018	N/A	117,094
300,000	John Deere Capital Corp., Series MTN	A	5.750%	09/10/2018	N/A	359,400
1,725,000	Merrill Lynch & Co., Inc., Series MTN	A–	6.875%	04/25/2018	N/A	2,056,981
300,000	Merrill Lynch & Co., Inc.	A–	6.875%	11/15/2018	N/A	363,337
250,000	National Rural Utilities Cooperative Finance Corp.	A+	5.450%	02/01/2018	N/A	292,508
624,000	National Rural Utilities Cooperative Finance Corp.	A+	10.375%	11/01/2018	N/A	888,858
875,000	SLM Corp., Series MTN	BBB–	8.450%	06/15/2018	N/A	975,625
400,000	Toyota Motor Credit Corp., Series MTN	AA–	1.375%	01/10/2018	N/A	397,944
						12,644,073

	Electric – 4.9%
120,000	Commonwealth Edison	A–	5.800%	03/15/2018	N/A	142,113
420,000	Consolidated Edison Co. of New York, Inc., Series 08-A	A–	5.850%	04/01/2018	N/A	502,274
400,000	Consolidated Edison Co. of New York, Inc.	A–	7.125%	12/01/2018	N/A	509,383
300,000	Dominion Resources, Inc.	A–	6.400%	06/15/2018	N/A	364,424
200,000	Duke Energy Carolinas, Series C	A	7.000%	11/15/2018	N/A	254,168
100,000	Florida Power Corp.	A	5.650%	06/15/2018	N/A	118,475

See notes to financial statements.
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BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Electric continued
$200,000	Midamerican Energy Holdings	BBB+	5.750%	04/01/2018	N/A	$237,436
200,000	Nevada Power Co.	BBB+	6.500%	08/01/2018	N/A	246,510
70,000	NiSource Finance Corp.	BBB–	6.400%	03/15/2018	N/A	83,223
50,000	Northern States Power Co.	A	5.250%	03/01/2018	N/A	58,768
150,000	Oncor Electric Delivery	A	6.800%	09/01/2018	N/A	185,291
365,000	Pacific Gas & Electric Co.	BBB	8.250%	10/15/2018	N/A	481,261
350,000	PacifiCorp	A	5.650%	07/15/2018	N/A	418,136
400,000	PECO Energy Co.	A–	5.350%	03/01/2018	N/A	470,362
100,000	Transalta Corp. (Canada)	BBB–	6.650%	05/15/2018	N/A	115,358
220,000	Virginia Electric & Power Co.	A–	5.400%	04/30/2018	N/A	259,710
						4,446,892

	Electronics – 1.4%
360,000	Honeywell International	A	5.300%	03/01/2018	N/A	421,785
570,000	Royal Philips Electronics NV (Netherlands)	A–	5.750%	03/11/2018	N/A	672,931
150,000	Thermo Fisher Scientific	BBB	1.850%	01/15/2018	N/A	148,483
						1,243,199

	Environmental Control – 0.5%
250,000	Republic Services, Inc.	BBB	3.800%	05/15/2018	N/A	269,602
150,000	Waste Management, Inc.	BBB	6.100%	03/15/2018	N/A	177,427
						447,029

	Food – 2.2%
400,000	ConAgra Foods, Inc.	BBB–	1.900%	01/25/2018	N/A	402,463
450,000	Kraft Foods Group, Inc.	BBB	6.125%	08/23/2018	N/A	538,765
525,000	Kraft Foods, Inc.	BBB–	6.125%	02/01/2018	N/A	618,723
280,000	Kraft Foods, Inc.	BBB–	6.125%	08/23/2018	N/A	334,010
100,000	SYSCO Corp.	A	5.250%	02/12/2018	N/A	116,212
						2,010,173

	Forest Products & Paper – 0.7%
510,000	International Paper Co.	BBB	7.950%	06/15/2018	N/A	649,102

	Gas – 0.1%
100,000	Sempra Energy	BBB+	6.150%	06/15/2018	N/A	120,335

	Health Care Products – 0.6%
150,000	Baxter International, Inc.	A	5.375%	06/01/2018	N/A	175,782
100,000	CR Bard, Inc.	A	1.375%	01/15/2018	N/A	98,954
300,000	Stryker Corp.	A+	1.300%	04/01/2018	N/A	297,065
						571,801

	Health Care Services – 0.9%
200,000	Aetna, Inc.	A–	6.500%	09/15/2018	N/A	243,392
100,000	Humana, Inc.	BBB	7.200%	06/15/2018	N/A	120,548
300,000	UnitedHealth Group, Inc.	A	6.000%	02/15/2018	N/A	357,945
100,000	WellPoint, Inc.	A–	1.875%	01/15/2018	N/A	100,147
						822,032

	Household Products & Housewares – 0.6%
400,000	Kimberly-Clark Corp.	A	7.500%	11/01/2018	N/A	520,746

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 107

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BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Insurance – 5.6%
$800,000	American International Group, Inc., Series MTN	A–	5.850%	01/16/2018	N/A	$923,018
1,500,000	American International Group, Inc.	A–	8.250%	08/15/2018	N/A	1,910,394
475,000	Berkshire Hathaway Finance Corp.	AA	5.400%	05/15/2018	N/A	559,213
400,000	Berkshire Hathaway, Inc.	AA	1.550%	02/09/2018	N/A	401,060
360,000	Chubb Corp.	A+	5.750%	05/15/2018	N/A	430,540
200,000	Genworth Financial, Inc., Series MTN	BBB–	6.515%	05/22/2018	N/A	229,601
100,000	Hartford Financial Services Group Inc.	BBB	6.300%	03/15/2018	N/A	117,694
400,000	MetLife, Inc., Series A	A–	6.817%	08/15/2018	N/A	496,586
60,000	Travelers Cos., Inc.	A	5.800%	05/15/2018	N/A	71,867
						5,139,973

	Internet – 0.1%
100,000	Expedia, Inc.	BBB–	7.456%	08/15/2018	N/A	117,952

	Iron & Steel – 1.1%
150,000	Arcelormittal (Luxembourg)	BB+	6.125%	06/01/2018	N/A	159,562
200,000	Cliffs Natural Resources(a)	BBB–	3.950%	01/15/2018	N/A	198,236
540,000	Nucor Corp.	A	5.850%	06/01/2018	N/A	642,171
						999,969

	Machinery-Construction & Mining – 0.6%
400,000	Caterpillar, Inc.	A	7.900%	12/15/2018	N/A	526,329

	Media – 2.8%
300,000	Comcast Corp.	A–	5.875%	02/15/2018	N/A	358,205
100,000	Comcast Corp.	A–	5.700%	05/15/2018	N/A	119,148
200,000	DIRECTV Holdings	BBB	1.750%	01/15/2018	N/A	197,450
350,000	Historic TW, Inc.	BBB	6.875%	06/15/2018	N/A	429,327
400,000	Thomson Reuters (Canada)	A–	6.500%	07/15/2018	N/A	484,409
825,000	Time Warner Cable, Inc.	BBB	6.750%	07/01/2018	N/A	1,000,633
						2,589,172

	Metal Fabricate & Hardware – 0.6%
500,000	Precision Castparts Corp.	A–	1.250%	01/15/2018	N/A	494,867

	Mining – 1.7%
240,000	Alcoa, Inc.	BBB–	6.750%	07/15/2018	N/A	269,504
150,000	Barrick NA Finance LLC	BBB	6.800%	09/15/2018	N/A	177,614
350,000	Goldcorp, Inc. (Canada)	BBB+	2.125%	03/15/2018	N/A	345,971
550,000	Rio Tinto Finance USA Ltd. (Australia)	A–	6.500%	07/15/2018	N/A	669,637
100,000	Teck Resources Ltd. (Canada)	BBB	2.500%	02/01/2018	N/A	101,049
						1,563,775

	Miscellaneous Manufacturing – 0.5%
375,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	BBB	6.875%	08/15/2018	N/A	451,981

	Office & Business Equipment – 0.4%
310,000	Xerox Corp.	BBB–	6.350%	05/15/2018	N/A	363,276

	Oil & Gas – 3.0%
100,000	ConocoPhillips	A	5.200%	05/15/2018	N/A	116,267
270,000	Marathon Oil Corp.	BBB	5.900%	03/15/2018	N/A	316,654
300,000	Occidental Petroleum Corp.	A	1.500%	02/15/2018	01/15/18 @ 100	299,849

See notes to financial statements.
108 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Oil & Gas continued
$200,000	Petro-Canada (Canada)	BBB+	6.050%	05/15/2018	N/A	$237,422
129,000	Southwestern Energy Co.	BBB–	7.500%	02/01/2018	N/A	156,598
475,000	Suncor, Inc. (Canada)	BBB+	6.100%	06/01/2018	N/A	565,761
450,000	Total Capital Canada Ltd. (Canada)	AA–	1.450%	01/15/2018	N/A	447,806
510,000	Transocean, Inc. (Cayman Islands)	BBB–	6.000%	03/15/2018	N/A	585,410
						2,725,767

	Oil & Gas Services – 0.6%
350,000	Baker Hughes, Inc.	A	7.500%	11/15/2018	N/A	451,105
100,000	Weatherford International Ltd. (Bermuda)	BBB–	6.000%	03/15/2018	N/A	113,872
						564,977

	Pharmaceuticals – 3.7%
250,000	Bristol-Myers Squibb Co.	A+	5.450%	05/01/2018	N/A	296,648
1,000,000	GlaxoSmithKline Capital, Inc.	A+	5.650%	05/15/2018	N/A	1,190,161
450,000	Johnson & Johnson	AAA	5.150%	07/15/2018	N/A	531,463
250,000	McKesson Corp.	A–	1.400%	03/15/2018	N/A	247,240
260,000	Medco Health Solutions	BBB+	7.125%	03/15/2018	N/A	319,871
400,000	Merck & Co., Inc.	AA	1.100%	01/31/2018	N/A	395,843
350,000	Pharmacia Corp.	AA	6.500%	12/01/2018	N/A	433,316
						3,414,542

	Pipelines – 1.7%
100,000	Energy Transfer Partners	BBB–	6.700%	07/01/2018	N/A	120,095
270,000	Kinder Morgan Energy Partners, LP	BBB	5.950%	02/15/2018	N/A	319,934
70,000	Plains All American	BBB	6.500%	05/01/2018	N/A	84,899
300,000	Spectra Energy Capital	BBB	6.200%	04/15/2018	N/A	356,688
560,000	TransCanada PipeLines Ltd. (Canada)	A–	6.500%	08/15/2018	N/A	688,663
						1,570,279

	Real Estate Investment Trusts – 2.2%
400,000	American Tower Corp.	BB+	4.500%	01/15/2018	N/A	437,164
300,000	Boston Properties, LP	A–	3.700%	11/15/2018	08/15/18 @ 100	326,423
380,000	HCP, Inc., Series MTN	BBB+	6.700%	01/30/2018	N/A	456,692
100,000	ProLogis, LP, Series *	BBB	6.625%	05/15/2018	N/A	119,493
400,000	Simon Property Group, LP	A	6.125%	05/30/2018	N/A	482,975
200,000	Ventas Realty, LP	BBB	2.000%	02/15/2018	01/15/18 @ 100	199,630
						2,022,377

	Retail – 3.0%
370,000	McDonald’s Corp., Series MTN	A	5.350%	03/01/2018	N/A	435,271
70,000	Nordstrom, Inc.	A–	6.250%	01/15/2018	N/A	83,003
300,000	Staples, Inc.	BBB	2.750%	01/12/2018	12/12/17 @ 100	305,623
450,000	Target Corp.	A+	6.000%	01/15/2018	N/A	538,974
470,000	Wal-Mart Stores, Inc.	AA	5.800%	02/15/2018	N/A	561,717
550,000	Wal-Mart Stores, Inc.	AA	1.125%	04/11/2018	N/A	544,182
200,000	Yum! Brands, Inc.	BBB	6.250%	03/15/2018	N/A	236,926
						2,705,696

See notes to financial statements.
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BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Semiconductors – 0.3%
$200,000	Broadcom Corp.	A–	2.700%	11/01/2018	N/A	$209,115
60,000	KLA-Tencor Corp.	BBB	6.900%	05/01/2018	N/A	71,016
						280,131

	Software – 1.0%
760,000	Oracle Corp.	A+	5.750%	04/15/2018	N/A	906,102

	Telecommunications – 8.8%
725,000	AT&T, Inc.	A–	5.500%	02/01/2018	N/A	849,535
300,000	AT&T, Inc.	A–	5.600%	05/15/2018	N/A	355,085
400,000	British Telecommunications PLC (United Kingdom)	BBB	5.950%	01/15/2018	N/A	470,009
750,000	Cellco Partnership / Verizon Wireless Capital, LLC	A–	8.500%	11/15/2018	N/A	997,492
400,000	Deutsche Telephone Finance (Netherlands)	BBB+	6.750%	08/20/2018	N/A	491,717
200,000	GTE Corp.	A–	6.840%	04/15/2018	N/A	242,955
550,000	Rogers Communications, Inc. (Canada)	BBB+	6.800%	08/15/2018	N/A	678,666
375,000	Telecom It Capital (Luxembourg)	BBB–	6.999%	06/04/2018	N/A	437,001
500,000	Telefonica Emisiones SAU (Spain)	BBB	3.192%	04/27/2018	N/A	502,948
500,000	Verizon Communications	A–	5.500%	02/15/2018	N/A	581,414
760,000	Verizon Communications, Inc.	A–	6.100%	04/15/2018	N/A	909,050
470,000	Verizon Communications, Inc.	A–	8.750%	11/01/2018	N/A	627,177
100,000	Virgin Media Secured Finance PLC (United Kingdom)	BBB–	6.500%	01/15/2018	01/15/14 @ 103	105,750
550,000	Vodafone Group PLC (United Kingdom)	A–	1.500%	02/19/2018	N/A	544,032
200,000	Vodafone Group PLC (United Kingdom)	A–	4.625%	07/15/2018	N/A	226,516
						8,019,347

	Transportation – 1.4%
300,000	Burlington Northern Santa Fe, LLC	BBB+	5.750%	03/15/2018	N/A	354,295
320,000	CSX Corp.	BBB	6.250%	03/15/2018	N/A	382,778
200,000	Norfolk Southern Corp.	BBB+	5.750%	04/01/2018	N/A	236,418
250,000	United Parcel Service, Inc.	A+	5.500%	01/15/2018	N/A	294,253
						1,267,744

	Water – 0.3%
250,000	Veolia Environnement SA (France)	BBB+	6.000%	06/01/2018	N/A	295,159

	Total Corporate Bonds – 98.6%
	(Cost $90,286,307)					89,956,475

See notes to financial statements.
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Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned – 0.1%
103,000	BNY Mellon Securities Lending Overnight Fund, 0.0730%(b) (c)
	(Cost $103,000)	$103,000

	Total Investments – 98.7%
	(Cost $90,389,307)	90,059,475
	Other Assets in excess of Liabilities – 1.3%	1,204,062
	Net Assets – 100.0%	$91,263,537

AB – Stock Company

AG – Stock Corporation

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.

(a)	Security, or portion thereof, was on loan at May 31, 2013.

(b)	At May 31, 2013, the total market value of the Fund’s securities on loan was $101,031 and the total market value of the collateral held by the Fund was $103,000.

(c)	Interest rate shown reflects yield as of May 31, 2013.

% of Corporate
Country Breakdown	Bonds
United States	84.3%
Canada	5.4%
Netherlands	2.1%
United Kingdom	2.1%
Switzerland	1.6%
Australia	0.7%
Luxembourg	0.7%
Cayman Islands	0.7%
Bermuda	0.6%
Spain	0.6%
Sweden	0.6%
France	0.3%
Japan	0.3%
Country breakdown is shown as a percentage of corporate bonds.

See notes to financial statements.
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BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 98.3%
	Advertising – 0.4%
$200,000	Omnicom Group, Inc.	BBB+	6.250%	07/15/2019	N/A	$237,378

	Aerospace & Defense – 3.2%
300,000	Boeing Co.	A	6.000%	03/15/2019	N/A	366,792
400,000	L-3 Communications Corp.	BBB–	5.200%	10/15/2019	N/A	447,872
300,000	Lockheed Martin Corp.	A–	4.250%	11/15/2019	N/A	335,594
200,000	Northrop Grumman Corp.	BBB	5.050%	08/01/2019	N/A	230,637
350,000	United Technologies Corp.	A	6.125%	02/01/2019	N/A	427,857
						1,808,752

	Agriculture – 1.7%
351,000	Altria Group, Inc.	BBB	9.250%	08/06/2019	N/A	481,043
400,000	Lorillard Tobacco Co.	BBB–	8.125%	06/23/2019	N/A	506,535
						987,578

	Banks – 15.0%
100,000	Bank of America Corp.	BBB+	5.490%	03/15/2019	N/A	111,814
800,000	Bank of America Corp.	A–	7.625%	06/01/2019	N/A	1,008,899
200,000	Bank of New York Mellon Corp.	A+	5.450%	05/15/2019	N/A	238,972
400,000	Barclays Bank PLC (United Kingdom)	A+	6.750%	05/22/2019	N/A	493,369
100,000	BB&T Corp.	BBB+	5.250%	11/01/2019	N/A	114,835
827,000	Citigroup, Inc.	A–	8.500%	05/22/2019	N/A	1,084,724
400,000	Credit Suisse (Switzerland)	A+	5.300%	08/13/2019	N/A	466,806
1,000,000	Goldman Sachs Group, Inc., Series GMTN	A–	7.500%	02/15/2019	N/A	1,240,927
850,000	JPMorgan Chase & Co.	A	6.300%	04/23/2019	N/A	1,024,070
850,000	Morgan Stanley, Series GMTN	A–	7.300%	05/13/2019	N/A	1,042,732
700,000	Morgan Stanley, Series MTN	A–	5.625%	09/23/2019	N/A	793,944
100,000	National City Corp.	BBB+	6.875%	05/15/2019	N/A	122,594
200,000	PNC Funding Corp.	A–	6.700%	06/10/2019	N/A	249,913
400,000	Royal Bank of Scotland Group PLC (United Kingdom)	A–	6.400%	10/21/2019	N/A	473,526
						8,467,125

	Beverages – 3.5%
650,000	Anheuser-Busch InBev Worldwide, Inc.	A	7.750%	01/15/2019	N/A	843,373
300,000	Anheuser-Busch InBev Worldwide, Inc.	A	6.875%	11/15/2019	N/A	382,158
200,000	Bottling Group, LLC	A	5.125%	01/15/2019	N/A	232,655
450,000	Coca-Cola Co.	AA–	4.875%	03/15/2019	N/A	522,087
						1,980,273

	Biotechnology – 0.5%
235,000	Amgen, Inc.	A+	5.700%	02/01/2019	N/A	277,671

	Chemicals – 4.2%
200,000	Agrium, Inc. (Canada)	BBB	6.750%	01/15/2019	N/A	242,358
550,000	Dow Chemical Co.	BBB	8.550%	05/15/2019	N/A	732,698
100,000	El du Pont de Nemours & Co.	A	5.750%	03/15/2019	N/A	120,175
230,000	Lubrizol Corp.	AA	8.875%	02/01/2019	N/A	312,808
600,000	LyondellBasell Industries NV (Netherlands)	BBB–	5.000%	04/15/2019	01/15/19 @ 100	678,110
100,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A–	6.500%	05/15/2019	N/A	122,828
125,000	Praxair, Inc.	A	4.500%	08/15/2019	N/A	142,641
						2,351,618

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Commercial Services – 0.4%
$200,000	Princeton University	AAA	4.950%	03/01/2019	N/A	$234,664

	Computers – 1.4%
100,000	Dell, Inc.	BBB	5.875%	06/15/2019	N/A	104,816
400,000	International Business Machines Corp.	AA–	1.875%	05/15/2019	N/A	403,691
200,000	International Business Machines Corp.	AA–	8.375%	11/01/2019	N/A	272,532
						781,039

	Cosmetics & Personal Care – 1.0%
480,000	Procter & Gamble Co.	AA–	4.700%	02/15/2019	N/A	556,106

	Diversified Financial Services – 6.0%
150,000	American Express Co.	BBB+	8.125%	05/20/2019	N/A	199,463
450,000	BlackRock, Inc., Series 2	A+	5.000%	12/10/2019	N/A	527,834
100,000	Boeing Capital Corp.	A	4.700%	10/27/2019	N/A	116,058
315,000	Capital One Bank USA NA	BBB	8.800%	07/15/2019	N/A	419,400
250,000	Caterpillar Financial Services Corp., Series MTN	A	7.150%	02/15/2019	N/A	318,017
550,000	General Electric Capital Corp., Series GMTN	AA+	6.000%	08/07/2019	N/A	660,807
100,000	International Lease Finance Corp.	BBB–	5.875%	04/01/2019	N/A	107,750
350,000	International Lease Finance Corp.	BBB–	6.250%	05/15/2019	N/A	384,125
350,000	Jefferies Group, Inc.	BBB	8.500%	07/15/2019	N/A	444,500
100,000	John Deere Capital Corp.	A	2.250%	04/17/2019	N/A	102,320
100,000	TD Ameritrade Holding Co.	A	5.600%	12/01/2019	N/A	119,381
						3,399,655

	Electric – 4.3%
200,000	Arizona Public Service Co.	BBB+	8.750%	03/01/2019	N/A	265,030
400,000	Carolina Power & Light Co.	A	5.300%	01/15/2019	N/A	475,074
100,000	Consumers Energy Co.	A–	6.700%	09/15/2019	N/A	127,860
100,000	Dominion Resources, Inc.	A–	8.875%	01/15/2019	N/A	134,353
100,000	Dominion Resources, Inc.	A–	5.200%	08/15/2019	N/A	117,211
100,000	Duke Energy Corp.	BBB	5.050%	09/15/2019	N/A	115,917
100,000	Entergy Texas, Inc.	A–	7.125%	02/01/2019	N/A	121,823
100,000	Exelon Generation Co. LLC	BBB	5.200%	10/01/2019	N/A	112,512
300,000	Georgia Power Co.	A	4.250%	12/01/2019	N/A	341,061
250,000	Nevada Power Co.	BBB+	7.125%	03/15/2019	N/A	316,900
150,000	NiSource Finance Corp.	BBB–	6.800%	01/15/2019	N/A	181,287
130,000	Xcel Energy, Inc.	BBB+	4.700%	05/15/2020	11/15/19 @ 100	148,449
						2,457,477

	Electrical Components & Equipment – 0.2%
100,000	Emerson Electric Co.	A	4.875%	10/15/2019	N/A	116,888

	Electronics – 0.6%
300,000	Honeywell International, Inc.	A	5.000%	02/15/2019	N/A	351,535

	Environmental Control – 0.5%
250,000	Republic Services, Inc.	BBB	5.500%	09/15/2019	N/A	290,303

	Food – 1.8%
200,000	ConAgra Foods, Inc.	BBB–	7.000%	04/15/2019	N/A	248,640
300,000	General Mills, Inc.	BBB+	5.650%	02/15/2019	N/A	356,143
75,000	Kellogg Co.	BBB+	4.150%	11/15/2019	N/A	82,741

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Food continued
$100,000	Safeway, Inc.	BBB	5.000%	08/15/2019	N/A	$110,386
200,000	Unilever Capital Corp.	A+	4.800%	02/15/2019	N/A	231,727
						1,029,637

	Forest Products & Paper – 0.7%
300,000	International Paper Co.	BBB	9.375%	05/15/2019	N/A	407,101

	Gas – 0.5%
200,000	Sempra Energy	BBB+	9.800%	02/15/2019	N/A	277,275

	Health Care Products – 1.0%
100,000	Baxter International, Inc.	A	4.500%	08/15/2019	N/A	113,552
200,000	Becton Dickinson and Co.	A	5.000%	05/15/2019	N/A	230,909
200,000	CareFusion Corp.	BBB	6.375%	08/01/2019	N/A	236,304
						580,765

	Health Care Services – 0.6%
200,000	UnitedHealth Group, Inc.	A	1.625%	03/15/2019	N/A	197,098
100,000	WellPoint, Inc.	A–	7.000%	02/15/2019	N/A	123,198
						320,296

	Insurance – 4.1%
200,000	ACE INA Holdings, Inc.	A	5.900%	06/15/2019	N/A	244,963
200,000	Aflac, Inc.	A–	8.500%	05/15/2019	N/A	266,539
200,000	Allstate Corp.	A–	7.450%	05/16/2019	N/A	260,684
200,000	Hartford Financial Services Group Inc., Series MTN	BBB	6.000%	01/15/2019	N/A	235,959
200,000	Lincoln National Corp.	A–	8.750%	07/01/2019	N/A	266,667
300,000	MetLife, Inc.	A–	7.717%	02/15/2019	N/A	389,403
300,000	Prudential Financial, Inc., Series MTND	A	7.375%	06/15/2019	N/A	382,693
200,000	Travelers Cos., Inc.	A	5.900%	06/02/2019	N/A	245,345
						2,292,253

	Machinery-Diversified – 0.5%
250,000	Deere & Co.	A	4.375%	10/16/2019	N/A	285,454

	Media – 6.0%
100,000	CBS Corp.	BBB	8.875%	05/15/2019	N/A	132,144
350,000	Comcast Corp.	A–	5.700%	07/01/2019	N/A	423,674
300,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	BBB	5.875%	10/01/2019	N/A	353,460
200,000	Discovery Communications LLC	BBB	5.625%	08/15/2019	N/A	236,269
200,000	News America, Inc.	BBB+	6.900%	03/01/2019	N/A	248,203
500,000	Time Warner Cable, Inc.	BBB	8.750%	02/14/2019	N/A	656,688
730,000	Time Warner Cable, Inc.	BBB	8.250%	04/01/2019	N/A	941,374
200,000	Viacom, Inc.	BBB+	5.625%	09/15/2019	N/A	235,828
150,000	Walt Disney Co., Series MTN	A	5.500%	03/15/2019	N/A	178,588
						3,406,228

	Mining – 2.9%
300,000	Alcoa, Inc.	BBB–	5.720%	02/23/2019	N/A	321,194
150,000	Barrick Gold Corp. (Canada)	BBB	6.950%	04/01/2019	N/A	177,634
200,000	Newmont Mining Corp.	BBB+	5.125%	10/01/2019	N/A	223,069
600,000	Rio Tinto Finance USA Ltd (Australia)	A–	9.000%	05/01/2019	N/A	812,431
100,000	Teck Resources Ltd. (Canada)	BBB	3.000%	03/01/2019	N/A	100,892
						1,635,220
See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Miscellaneous Manufacturing – 0.4%
$100,000	Danaher Corp.	A+	5.400%	03/01/2019	N/A	$118,756
100,000	Illinois Tool Works, Inc.	A+	6.250%	04/01/2019	N/A	122,868
						241,624

	Oil & Gas – 13.0%
100,000	Anadarko Petroleum Corp.	BBB–	8.700%	03/15/2019	N/A	132,579
300,000	BP Capital Markets PLC (United Kingdom)	A	4.750%	03/10/2019	N/A	343,270
400,000	Cenovus Energy, Inc. (Canada)	BBB+	5.700%	10/15/2019	N/A	476,103
550,000	Chevron Corp.	AA	4.950%	03/03/2019	N/A	645,084
880,000	ConocoPhillips	A	5.750%	02/01/2019	N/A	1,058,167
150,000	Devon Energy Corp.	BBB+	6.300%	01/15/2019	N/A	177,928
200,000	Diamond Offshore Drilling, Inc.	A–	5.875%	05/01/2019	N/A	240,602
200,000	Encana Corp. (Canada)	BBB	6.500%	05/15/2019	N/A	243,180
450,000	EOG Resources, Inc.	A–	5.625%	06/01/2019	N/A	541,891
200,000	EQT Corp.	BBB	8.125%	06/01/2019	N/A	248,840
300,000	Hess Corp.	BBB	8.125%	02/15/2019	N/A	386,617
190,000	Husky Energy, Inc. (Canada)	BBB+	7.250%	12/15/2019	N/A	241,538
400,000	Noble Energy, Inc.	BBB	8.250%	03/01/2019	N/A	518,229
100,000	Pride International, Inc.	BBB+	8.500%	06/15/2019	N/A	131,536
200,000	Rowan Companies, Inc.	BBB–	7.875%	08/01/2019	N/A	246,679
700,000	Shell International Finance BV (Netherlands)	AA	4.300%	09/22/2019	N/A	800,545
300,000	Statoil ASA (Norway)	AA–	5.250%	04/15/2019	N/A	356,201
100,000	Talisman Energy, Inc. (Canada)	BBB	7.750%	06/01/2019	N/A	124,860
300,000	Valero Energy Corp.	BBB	9.375%	03/15/2019	N/A	406,806
						7,320,655

	Oil & Gas Services – 0.9%
300,000	Halliburton Co.	A	6.150%	09/15/2019	N/A	372,077
100,000	Weatherford International Ltd. (Bermuda)	BBB–	9.625%	03/01/2019	N/A	130,126
						502,203

	Pharmaceuticals – 6.5%
400,000	Abbott Laboratories	A+	5.125%	04/01/2019	N/A	467,145
300,000	AstraZeneca PLC (United Kingdom)	AA–	1.950%	09/18/2019	N/A	301,929
100,000	Express Scripts Holding Co.	BBB+	7.250%	06/15/2019	N/A	126,547
150,000	Mead Johnson Nutrition Co.	BBB–	4.900%	11/01/2019	N/A	168,810
350,000	Merck & Co., Inc.	AA	5.000%	06/30/2019	N/A	410,798
850,000	Novartis Securities Investment Ltd. (Bermuda)	AA–	5.125%	02/10/2019	N/A	998,377
950,000	Pfizer, Inc.	AA	6.200%	03/15/2019	N/A	1,173,023
						3,646,629

	Pipelines – 1.3%
100,000	Enterprise Products Operating LLC, Series N	BBB+	6.500%	01/31/2019	N/A	122,313
100,000	Kinder Morgan Ener Partners LP	BBB	9.000%	02/01/2019	N/A	132,209
100,000	Magellan Midstream Partners LP	BBB	6.550%	07/15/2019	N/A	121,548
100,000	ONEOK Partners LP	BBB	8.625%	03/01/2019	N/A	130,608
100,000	Spectra Energy Capital, LLC	BBB	8.000%	10/01/2019	N/A	129,791
60,000	TransCanada PipeLines Ltd. (Canada)	A–	7.125%	01/15/2019	N/A	75,368
						711,837

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Real Estate Investment Trusts – 2.1%
$100,000	Boston Properties, LP	A–	5.875%	10/15/2019	N/A	$119,855
100,000	Health Care REIT, Inc.	BBB	4.125%	04/01/2019	01/01/19 @ 100	108,032
100,000	Realty Income Corp.	BBB	6.750%	08/15/2019	N/A	121,484
100,000	Simon Property Group, LP	A	10.350%	04/01/2019	N/A	143,551
400,000	Simon Property Group, LP	A	5.650%	02/01/2020	11/01/19 @ 100	477,205
100,000	Ventas Realty, LP / Ventas Capital Corp.	BBB	4.000%	04/30/2019	01/30/19 @ 100	108,186
100,000	Weyerhaeuser Co.	BBB–	7.375%	10/01/2019	N/A	124,947
						1,203,260

	Retail – 1.8%
200,000	Costco Wholesale Corp.	A+	1.700%	12/15/2019	N/A	197,785
200,000	CVS Caremark Corp.	BBB+	6.600%	03/15/2019	N/A	246,624
200,000	Lowe’s Companies, Inc.	A–	4.625%	04/15/2020	10/15/19 @ 100	227,246
200,000	Walgreen Co.	BBB	5.250%	01/15/2019	N/A	230,194
100,000	Wal-Mart Stores, Inc.	AA	4.125%	02/01/2019	N/A	111,870
						1,013,719

	Semiconductors – 0.5%
300,000	Texas Instruments, Inc.	A+	1.650%	08/03/2019	N/A	296,675

	Software – 2.2%
100,000	CA, Inc.	BBB+	5.375%	12/01/2019	N/A	112,522
500,000	Microsoft Corp.	AAA	4.200%	06/01/2019	N/A	566,594
500,000	Oracle Corp.	A+	5.000%	07/08/2019	N/A	586,525
						1,265,641

	Telecommunications – 6.3%
650,000	AT&T, Inc.	A–	5.800%	02/15/2019	N/A	779,929
450,000	Cisco Systems, Inc.	A+	4.950%	02/15/2019	N/A	523,971
100,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	6.000%	07/08/2019	N/A	120,847
300,000	France Telecom SA (France)	BBB+	5.375%	07/08/2019	N/A	347,328
100,000	Telecom Italia Capital SA (Luxembourg)	BBB–	7.175%	06/18/2019	N/A	118,337
500,000	Telefonica Emisiones SAU (Spain)	BBB	5.877%	07/15/2019	N/A	559,235
600,000	Verizon Communications, Inc.	A–	6.350%	04/01/2019	N/A	732,014
300,000	Vodafone Group PLC (United Kingdom)	A–	5.450%	06/10/2019	N/A	352,590
						3,534,251

	Transportation – 2.3%
300,000	Burlington Northern Santa Fe LLC	BBB+	4.700%	10/01/2019	N/A	343,823
100,000	Canadian National Railway Co. (Canada)	A–	5.550%	03/01/2019	N/A	119,387
200,000	FedEx Corp.	BBB	8.000%	01/15/2019	N/A	257,963
200,000	Norfolk Southern Corp.	BBB+	5.900%	06/15/2019	N/A	242,427
300,000	United Parcel Service, Inc.	A+	5.125%	04/01/2019	N/A	353,242
						1,316,842

	Total Corporate Bonds – 98.3%
	(Cost $55,596,931)					55,585,627

	Total Investments – 98.3%
	(Cost $55,596,931)					55,585,627
	Other Assets in excess of Liabilities – 1.7%					943,389
	Net Assets – 100.0%					$56,529,016

See notes to financial statements.
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ASA – Stock Company

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

% of Corporate
Country Breakdown	Bonds
United States	83.3%
United Kingdom	3.5%
Canada	3.5%
Netherlands	2.9%
Bermuda	2.0%
Australia	1.5%
Spain	1.0%
Switzerland	0.9%
Norway	0.6%
France	0.6%
Luxembourg	0.2%
Country breakdown is shown as a percentage of corporate bonds.

See notes to financial statements.
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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 98.0%
	Corporate Bonds – 98.0%
	Advertising – 0.5%
$200,000	Omnicom Group, Inc.	BBB+	4.450%	08/15/2020	N/A	$215,079

	Aerospace & Defense – 2.7%
100,000	Boeing Co.	A	4.875%	02/15/2020	N/A	116,327
200,000	L-3 Communications Corp.	BBB–	4.750%	07/15/2020	N/A	216,200
300,000	L-3 Communications Corp.	BBB–	4.950%	02/15/2021	11/15/20 @ 100	327,098
200,000	Raytheon Co.	A–	4.400%	02/15/2020	N/A	222,827
100,000	Raytheon Co.	A–	3.125%	10/15/2020	N/A	103,257
250,000	United Technologies Corp.	A	4.500%	04/15/2020	N/A	283,785
						1,269,494

	Agriculture – 1.4%
300,000	Lorillard Tobacco Co.	BBB–	6.875%	05/01/2020	N/A	359,688
250,000	Philip Morris International, Inc.	A	4.500%	03/26/2020	N/A	283,880
						643,568

	Banks – 20.1%
850,000	Bank of America Corp.	A–	5.625%	07/01/2020	N/A	983,297
350,000	Barclays Bank PLC (United Kingdom)	A+	5.125%	01/08/2020	N/A	400,133
400,000	Barclays Bank PLC (United Kingdom)	BBB+	5.140%	10/14/2020	N/A	421,626
550,000	Citigroup, Inc.	A–	5.375%	08/09/2020	N/A	633,957
340,000	Credit Suisse (Switzerland)	BBB+	5.400%	01/14/2020	N/A	385,198
250,000	Credit Suisse, Series MTN (Switzerland)	A+	4.375%	08/05/2020	N/A	277,370
250,000	Discover Bank	BBB–	7.000%	04/15/2020	N/A	303,201
800,000	Goldman Sachs Group, Inc., Series GMTN	A–	5.375%	03/15/2020	N/A	910,712
500,000	Goldman Sachs Group, Inc.	A–	6.000%	06/15/2020	N/A	586,280
250,000	HSBC Bank USA NA	A	4.875%	08/24/2020	N/A	278,582
300,000	HSBC USA, Inc.	A–	5.000%	09/27/2020	N/A	328,286
400,000	JPMorgan Chase & Co.	A	4.950%	03/25/2020	N/A	451,220
450,000	JPMorgan Chase & Co.	A	4.400%	07/22/2020	N/A	494,555
540,000	JPMorgan Chase & Co.	A	4.250%	10/15/2020	N/A	587,060
400,000	Morgan Stanley, Series GMTN	A–	5.500%	01/26/2020	N/A	451,702
450,000	Morgan Stanley, Series GMTN	A–	5.500%	07/24/2020	N/A	508,652
200,000	Northern Trust Corp.	A+	3.450%	11/04/2020	N/A	212,295
350,000	PNC Funding Corp.	A–	5.125%	02/08/2020	N/A	404,170
200,000	PNC Funding Corp.	A–	4.375%	08/11/2020	N/A	222,633
300,000	Royal Bank of Scotland PLC (United Kingdom)	A	5.625%	08/24/2020	N/A	344,154
250,000	UBS AG, Series BKNT (Switzerland)	A	4.875%	08/04/2020	N/A	284,060
						9,469,143

	Beverages – 4.2%
550,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.375%	01/15/2020	N/A	651,865
330,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.000%	04/15/2020	N/A	384,992
250,000	Coca-Cola Co.	AA–	3.150%	11/15/2020	N/A	265,606
200,000	Coca-Cola Enterprises, Inc.	BBB	3.500%	09/15/2020	N/A	208,016
100,000	Diageo Capital PLC (United Kingdom)	A–	4.828%	07/15/2020	N/A	115,465

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Beverages continued
$130,000	PepsiCo, Inc.	A–	4.500%	01/15/2020	N/A	$147,658
200,000	PepsiCo, Inc.	A–	3.125%	11/01/2020	N/A	209,297
						1,982,899

	Biotechnology – 1.2%
300,000	Amgen, Inc.	A+	3.450%	10/01/2020	N/A	313,935
210,000	Life Technologies Corp.	BBB	6.000%	03/01/2020	N/A	244,203
						558,138

	Chemicals – 3.2%
150,000	CF Industries, Inc.	BBB–	7.125%	05/01/2020	N/A	186,371
650,000	Dow Chemical Co.	BBB	4.250%	11/15/2020	8/15/20 @ 100	714,763
200,000	El du Pont de Nemours & Co.	A	4.625%	01/15/2020	N/A	228,957
150,000	Potash Corp of Saskatchewan, Inc. (Canada)	A–	4.875%	03/30/2020	N/A	171,043
200,000	PPG Industries, Inc.	BBB+	3.600%	11/15/2020	N/A	212,133
						1,513,267

	Commercial Services – 0.2%
100,000	Moody’s Corp.	BBB+	5.500%	09/01/2020	N/A	110,431

	Computers – 0.8%
400,000	Hewlett-Packard Co.	BBB+	3.750%	12/01/2020	N/A	397,032

	Cosmetics & Personal Care – 0.2%
100,000	Avon Products, Inc.	BBB–	4.600%	03/15/2020	N/A	105,838

	Diversified Financial Services – 10.0%
200,000	Ameriprise Financial, Inc.	A	5.300%	03/15/2020	N/A	236,005
150,000	Charles Schwab Corp.	A	4.450%	07/22/2020	N/A	168,835
500,000	Ford Motor Credit Co. LLC	BB+	8.125%	01/15/2020	N/A	631,888
600,000	General Electric Capital Corp., Series GMTN	AA+	5.500%	01/08/2020	N/A	701,795
300,000	General Electric Capital Corp., Series MTN	AA+	5.550%	05/04/2020	N/A	351,833
500,000	General Electric Capital Corp., Series MTN	AA+	4.375%	09/16/2020	N/A	547,557
350,000	International Lease Finance Corp.	BBB–	8.250%	12/15/2020	N/A	425,250
200,000	John Deere Capital Corp.	A	1.700%	01/15/2020	N/A	193,696
250,000	NASDAQ OMX Group, Inc.	BBB	5.550%	01/15/2020	N/A	268,772
400,000	Nomura Holdings, Inc. (Japan)	BBB+	6.700%	03/04/2020	N/A	472,746
500,000	SLM Corp., Series MTN	BBB–	8.000%	03/25/2020	N/A	546,250
150,000	Toyota Motor Credit Corp., Series MTN	AA–	4.500%	06/17/2020	N/A	170,325
						4,714,952

	Electric – 2.5%
150,000	Constellation Energy Group, Inc.	BBB–	5.150%	12/01/2020	09/01/20 @ 100	170,035
200,000	Exelon Generation Co. LLC	BBB	4.000%	10/01/2020	07/01/20 @ 100	209,232
200,000	NiSource Finance	BBB–	5.450%	09/15/2020	N/A	229,209
450,000	Pacific Gas & Electric Co.	BBB	3.500%	10/01/2020	07/01/20 @ 100	483,517
70,000	Progress Energy, Inc.	BBB	4.400%	01/15/2021	10/15/20 @ 100	77,451
						1,169,444

	Electronics – 0.4%
150,000	Agilent Technologies, Inc.	BBB+	5.000%	07/15/2020	N/A	166,492

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Environmental Control – 2.2%
$600,000	Republic Services, Inc.	BBB	5.000%	03/01/2020	N/A	$678,757
300,000	Waste Management, Inc.	BBB	4.750%	06/30/2020	N/A	336,155
						1,014,912

	Food – 4.4%
400,000	Kellogg Co.	BBB+	4.000%	12/15/2020	N/A	435,633
200,000	Kraft Foods Group, Inc.	BBB	5.375%	02/10/2020	N/A	233,226
300,000	Kroger Co.	BBB	6.150%	01/15/2020	N/A	359,360
800,000	Mondelez International, Inc.	BBB–	5.375%	02/10/2020	N/A	929,183
100,000	Safeway, Inc.	BBB	3.950%	08/15/2020	N/A	102,101
						2,059,503

	Forest Products & Paper – 0.2%
100,000	Plum Creek Timberlands LP	BBB	4.700%	03/15/2021	12/15/20 @ 100	106,805

	Health Care Products – 2.1%
100,000	Becton Dickinson and Co.	A	3.250%	11/12/2020	N/A	104,471
100,000	Boston Scientific Corp.	BBB–	6.000%	01/15/2020	N/A	116,658
300,000	Covidien International Finance SA(Luxembourg)	A	4.200%	06/15/2020	N/A	331,358
100,000	CR Bard, Inc.	A	4.400%	01/15/2021	10/15/20 @ 100	109,782
200,000	Medtronic, Inc.	A+	4.450%	03/15/2020	N/A	225,699
100,000	Stryker Corp.	A+	4.375%	01/15/2020	N/A	112,233
						1,000,201

	Health Care Services – 1.6%
200,000	Aetna, Inc.	A–	3.950%	09/01/2020	N/A	213,819
100,000	Laboratory Corp. of America Holdings	BBB	4.625%	11/15/2020	08/15/20 @ 100	107,552
100,000	Quest Diagnostics, Inc.	BBB+	4.750%	01/30/2020	N/A	108,004
300,000	WellPoint, Inc.	A–	4.350%	08/15/2020	N/A	328,768
						758,143

	Housewares – 0.2%
100,000	Newell Rubbermaid, Inc.	BBB–	4.700%	08/15/2020	N/A	109,332

	Insurance – 3.0%
550,000	American International Group, Inc.	A–	6.400%	12/15/2020	N/A	665,883
100,000	Aon Corp.	BBB+	5.000%	09/30/2020	N/A	114,145
100,000	Hartford Financial Services Group, Inc.	BBB	5.500%	03/30/2020	N/A	116,415
300,000	Prudential Financial, Inc., Series MTN	A	5.375%	06/21/2020	N/A	351,478
100,000	Prudential Financial, Inc., Series MTN	A	4.500%	11/15/2020	N/A	111,315
50,000	Travelers Cos., Inc.	A	3.900%	11/01/2020	N/A	55,293
						1,414,529

	Internet – 1.8%
500,000	eBay, Inc.	A	3.250%	10/15/2020	07/15/20 @ 100	524,127
100,000	Expedia, Inc.	BBB–	5.950%	08/15/2020	N/A	111,188
200,000	Symantec Corp.	BBB	4.200%	09/15/2020	N/A	211,752
						847,067

	Iron & Steel – 0.6%
100,000	Allegheny Technologies, Inc.	BBB–	5.950%	01/15/2021	10/15/20 @ 100	110,030
200,000	Cliffs Natural Resources, Inc.(a)	BBB–	4.800%	10/01/2020	N/A	192,982
						303,012

See notes to financial statements.
120 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Media – 5.8%
$200,000	CBS Corp.	BBB	5.750%	04/15/2020	N/A	$231,919
200,000	Comcast Corp.	A–	5.150%	03/01/2020	N/A	235,730
400,000	DIRECTV Holdings LLC/DIRECTV Finance Co., Inc.	BBB	5.200%	03/15/2020	N/A	451,889
300,000	Discovery Communications LLC	BBB	5.050%	06/01/2020	N/A	342,473
350,000	NBCUniversal Media LLC	A–	5.150%	04/30/2020	N/A	413,937
250,000	Time Warner Cable, Inc.	BBB	5.000%	02/01/2020	N/A	282,125
280,000	Time Warner Cable, Inc.	BBB	4.125%	02/15/2021	11/15/20 @ 100	297,040
400,000	Time Warner, Inc.	BBB	4.875%	03/15/2020	N/A	453,408
						2,708,521

	Mining – 0.8%
220,000	Alcoa, Inc.	BBB–	6.150%	08/15/2020	N/A	235,317
150,000	Rio Tinto Finance USA Ltd. (Australia)	A–	3.500%	11/02/2020	N/A	155,199
						390,516

	Oil & Gas – 7.5%
650,000	BP Capital Markets PLC (United Kingdom)	A	4.500%	10/01/2020	N/A	731,147
350,000	ConocoPhillips	A	6.000%	01/15/2020	N/A	428,872
150,000	EOG Resources, Inc.	A–	4.400%	06/01/2020	N/A	169,970
400,000	Occidental Petroleum Corp.,Series 1	A	4.100%	02/01/2021	11/01/20 @ 100	441,835
100,000	Pride International, Inc.	BBB+	6.875%	08/15/2020	N/A	123,916
400,000	Shell International Finance BV (Netherlands)	AA	4.375%	03/25/2020	N/A	456,464
100,000	Talisman Energy, Inc. (Canada)	BBB	3.750%	02/01/2021	11/01/20 @ 100	103,122
300,000	Total Capital SA (France)	AA–	4.450%	06/24/2020	N/A	339,369
500,000	Transocean, Inc. (Cayman Islands)	BBB–	6.500%	11/15/2020	N/A	581,353
150,000	Valero Energy Corp.	BBB	6.125%	02/01/2020	N/A	180,137
						3,556,185

	Oil & Gas Services – 0.6%
250,000	Weatherford International Ltd. (Bermuda)	BBB–	5.125%	09/15/2020	N/A	270,132

	Pharmaceuticals – 3.1%
200,000	Abbott Laboratories	A+	4.125%	05/27/2020	N/A	222,451
150,000	Allergan, Inc.	A+	3.375%	09/15/2020	N/A	158,526
250,000	Cardinal Health, Inc.	A–	4.625%	12/15/2020	N/A	275,685
200,000	Johnson & Johnson	AAA	2.950%	09/01/2020	N/A	210,189
300,000	Medco Health Solutions, Inc.	BBB+	4.125%	09/15/2020	N/A	322,212
250,000	Novartis Capital Corp.	AA–	4.400%	04/24/2020	N/A	283,726
						1,472,789

See notes to financial statements.
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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Pipelines – 4.9%
$200,000	Buckeye Partners, LP	BBB–	4.875%	02/01/2021	11/01/20 @ 100	$211,230
200,000	El Paso Pipeline Part Operating Co. LLC	BBB–	6.500%	04/01/2020	N/A	241,016
100,000	Enbridge Energy Partners LP	BBB	5.200%	03/15/2020	N/A	112,777
200,000	Enterprise Products Operating LLC	BBB+	5.250%	01/31/2020	N/A	230,399
100,000	Enterprise Products Operating LLC	BBB+	5.200%	09/01/2020	N/A	115,729
250,000	Kinder Morgan Energy Partners, LP	BBB	6.850%	02/15/2020	N/A	309,938
100,000	Kinder Morgan Energy Partners, LP	BBB	5.300%	09/15/2020	N/A	115,251
200,000	Plains All American Pipeline/PAA Finance Corp.	BBB	5.000%	02/01/2021	11/01/20 @ 100	228,568
150,000	TransCanada PipeLines Ltd. (Canada)	A–	3.800%	10/01/2020	N/A	162,083
300,000	Williams Partners, LP	BBB	5.250%	03/15/2020	N/A	338,068
200,000	Williams Partners, LP	BBB	4.125%	11/15/2020	08/15/20 @ 100	212,779
						2,277,838

	Real Estate Investment Trusts – 4.5%
200,000	American Towers Corp.	BB+	5.050%	09/01/2020	N/A	219,193
150,000	Boston Properties, LP	A–	5.625%	11/15/2020	08/15/20 @ 100	177,134
350,000	Digital Realty Trust, LP	BBB	5.875%	02/01/2020	N/A	404,913
300,000	ERP Operating, LP	BBB+	4.750%	07/15/2020	04/15/20 @ 100	335,129
350,000	HCP, Inc.	BBB+	2.625%	02/01/2020	11/01/19 @ 100	334,865
250,000	ProLogis, LP	BBB	6.875%	03/15/2020	12/16/19 @ 100	302,690
120,000	Simon Property Group, LP	A	5.650%	02/01/2020	11/01/19 @ 100	143,162
200,000	Ventas Realty, LP/Ventas Capital Corp.	BBB	2.700%	04/01/2020	01/01/20 @ 100	190,650
						2,107,736

	Retail – 3.8%
100,000	Autozone, Inc.	BBB	4.000%	11/15/2020	08/15/20 @ 100	106,248
200,000	Home Depot, Inc.	A–	3.950%	09/15/2020	06/15/20 @ 100	221,498
100,000	Lowe’s Companies, Inc.	A–	4.625%	04/15/2020	10/15/19 @ 100	113,623
200,000	Nordstrom, Inc.	A–	4.750%	05/01/2020	N/A	227,232
300,000	Target Corp.	A+	3.875%	07/15/2020	N/A	330,724
350,000	Wal-Mart Stores, Inc.	AA	3.625%	07/08/2020	N/A	379,107
400,000	Wal-Mart Stores, Inc.	AA	3.250%	10/25/2020	N/A	423,863
						1,802,295

	Software – 1.1%
300,000	Adobe Systems, Inc.	BBB+	4.750%	02/01/2020	N/A	330,974
200,000	Microsoft Corp.	AAA	3.000%	10/01/2020	N/A	209,588
						540,562

	Telecommunications – 2.4%
600,000	Cisco Systems, Inc.	A+	4.450%	01/15/2020	N/A	680,062
440,000	Telefonica Emisiones SAU (Spain)	BBB	5.134%	04/27/2020	N/A	470,888
						1,150,950

	Total Corporate Bonds – 98.0%
	(Cost $46,345,757)					46,206,805

See notes to financial statements.
122 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned – 0.2%
78,000	BNY Mellon Securities Lending Overnight Fund, 0.0730%(b) (c)
	(Cost $78,000)	$78,000

	Total Investments – 98.2%
	(Cost $46,423,757)	46,284,805

	Other Assets in excess of Liabilities – 1.8%	838,097
	Net Assets – 100.0%	$47,122,902

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at May 31, 2013.

(b)	At May 31, 2013, the total market value of the Fund’s securities on loan was $76,165 and the total market value of the collateral held by the Fund was $78,000.

(c)	Interest rate shown reflects yield as of May 31, 2013.

% of Corporate
Country Breakdown	Bonds
United States	86.0%
United Kingdom	4.4%
Switzerland	2.1%
Cayman Islands	1.3%
Japan	1.0%
Spain	1.0%
Netherlands	1.0%
Canada	0.9%
France	0.7%
Luxembourg	0.7%
Bermuda	0.6%
Australia	0.3%
Country breakdown is shown as a percentage of corporate bonds.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 123

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 77.4%
	Aerospace & Defense – 1.6%
$2,159,000	DAE Aviation Holdings, Inc.(a)	CCC	11.250%	08/01/2015	08/01/13 @ 100	$2,185,987
1,080,000	Spirit Aerosystems, Inc.	BB–	7.500%	10/01/2017	10/01/13 @ 104	1,139,400
						3,325,387

	Apparel – 1.0%
2,059,000	Hanesbrands, Inc.	BB	8.000%	12/15/2016	12/15/13 @ 104	2,208,277

	Auto Parts & Equipment – 0.2%
435,000	TRW Automotive, Inc.(a)	BB	8.875%	12/01/2017	12/01/13 @ 104	466,538

	Banks – 3.2%
6,536,000	Ally Financial, Inc.	B+	7.500%	12/31/2013	N/A	6,764,760

	Beverages – 1.1%
2,116,000	Cott Beverages, Inc.	B+	8.375%	11/15/2017	11/15/13 @ 104	2,261,475

	Chemicals – 0.6%
1,212,000	NOVA Chemicals Corp. (Canada)	BB+	8.375%	11/01/2016	11/01/13 @ 104	1,295,325

	Coal – 1.8%
1,080,000	Arch Coal, Inc.(b)	B–	8.750%	08/01/2016	08/01/14 @ 102	1,119,150
2,591,000	Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.	BB–	8.250%	12/15/2017	12/15/13 @ 104	2,772,370
						3,891,520

	Computers – 0.5%
1,080,000	Stream Global Services, Inc.	B+	11.250%	10/01/2014	10/01/13 @ 100	1,115,100

	Diversified Financial Services – 3.7%
713,000	International Lease Finance Corp., Series MTN	BBB–	5.625%	09/20/2013	N/A	721,913
5,365,000	National Money Mart Co. (Canada)	B+	10.375%	12/15/2016	12/15/13 @ 105	5,774,081
1,057,000	Springleaf Finance Corp., Series MTN	CCC+	5.850%	06/01/2013	N/A	1,057,000
290,000	TMX Finance, LLC / TitleMax Finance Corp.	B+	13.250%	07/15/2015	07/15/14 @ 100	313,200
						7,866,194

	Electric – 4.9%
6,464,000	Calpine Construction Finance Co., LP / CCFC Finance Corp.(a)	BB	8.000%	06/01/2016	06/01/14 @ 102	6,722,560
3,522,000	Calpine Corp.(a)	BB–	7.250%	10/15/2017	10/15/13 @ 104	3,698,100
						10,420,660

	Entertainment – 4.2%
2,350,000	American Casino & Entertainment Properties, LLC / ACEP Finance Corp.	B+	11.000%	06/15/2014	06/15/13 @ 100	2,357,344
2,160,000	NAI Entertainment Holdings, LLC(a)	BB	8.250%	12/15/2017	12/15/13 @ 106	2,343,600
2,813,000	Pinnacle Entertainment, Inc.	BB–	8.625%	08/01/2017	08/01/14 @ 102	2,953,650
534,000	Speedway Motorsports, Inc.	BB–	8.750%	06/01/2016	06/01/14 @ 102	557,363
759,000	Yonkers Racing Corp.(a)	B+	11.375%	07/15/2016	07/15/14 @ 103	810,232
						9,022,189

	Food – 1.8%
3,047,000	Ingles Markets, Inc.	BB–	8.875%	05/15/2017	05/15/14 @ 102	3,203,159
597,000	Stater Bros Holdings, Inc.	B+	7.375%	11/15/2018	11/15/13 @ 106	638,044
						3,841,203

	Forest Products & Paper – 1.5%
2,967,000	Boise Paper Holdings, LLC / Boise Finance Co.	BB	9.000%	11/01/2017	11/01/13 @ 105	3,174,690

See notes to financial statements.
124 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Health Care Services – 5.3%
$5,968,000	DaVita HealthCare Partners, Inc.	B	6.375%	11/01/2018	11/01/13 @ 105	$6,355,920
4,954,000	HCA, Inc.	B–	6.750%	07/15/2013	N/A	4,983,724
						11,339,644

	Holding Companies-Diversified – 0.9%
1,944,000	Leucadia National Corp.(b)	BBB	7.000%	08/15/2013	N/A	1,966,648

	Iron & Steel – 1.1%
2,116,000	ArcelorMittal (Luxembourg)	BB+	5.375%	06/01/2013	N/A	2,116,000
136,000	Commercial Metals Co.	BB+	5.625%	11/15/2013	N/A	139,332
						2,255,332

	Leisure Time – 0.1%
167,000	Easton-Bell Sports, Inc.	B–	9.750%	12/01/2016	12/01/13 @ 105	180,153

	Lodging – 2.1%
4,261,000	Caesars Entertainment Operating Co., Inc.	B–	11.250%	06/01/2017	06/01/14 @ 103	4,463,397

	Machinery-Diversified – 3.6%
7,647,000	Case New Holland, Inc.	BB+	7.750%	09/01/2013	N/A	7,752,146

	Media – 12.6%
1,620,000	Bresnan Broadband Holdings, LLC(a)	B+	8.000%	12/15/2018	12/15/13 @ 106	1,761,750
8,174,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB–	7.250%	10/30/2017	10/30/13 @ 105	8,746,180
2,662,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB–	7.875%	04/30/2018	04/30/14 @ 104	2,819,218
4,711,000	DISH DBS Corp.	BB–	7.000%	10/01/2013	N/A	4,791,322
2,136,000	Gannett Co., Inc.	BB	9.375%	11/15/2017	11/15/13 @ 105	2,312,220
3,770,000	Sinclair Television Group, Inc.(a)	BB+	9.250%	11/01/2017	11/01/13 @ 105	4,043,325
2,268,000	Videotron Ltd. (Canada)	BB	9.125%	04/15/2018	04/15/14 @ 103	2,387,070
						26,861,085

	Mining – 4.6%
9,072,000	Novelis, Inc. (Canada)	B	8.375%	12/15/2017	12/15/13 @ 106	9,843,120

	Miscellaneous Manufacturing – 0.3%
507,000	Polypore International, Inc.(b)	B+	7.500%	11/15/2017	11/15/13 @ 106	545,025

	Oil & Gas – 4.8%
3,852,000	Antero Resources Finance Corp.	B+	9.375%	12/01/2017	12/01/13 @ 105	4,150,530
2,518,000	Bill Barrett Corp.	B+	9.875%	07/15/2016	07/15/14 @ 102	2,662,785
617,000	HollyFrontier Corp.	BBB–	9.875%	06/15/2017	06/15/14 @ 102	648,976
2,721,000	Plains Exploration & Production Co.	B	7.625%	06/01/2018	06/01/14 @ 103	2,824,752
						10,287,043

	Oil & Gas Services – 0.1%
250,000	CIE Generale de Geophysique – Veritas (France)	BB–	9.500%	05/15/2016	05/15/14 @ 102	264,375

	Packaging & Containers – 0.9%
1,782,000	Graphic Packaging International, Inc.	BB+	9.500%	06/15/2017	06/15/15 @ 100	1,871,456

	Pipelines – 0.3%
703,000	Regency Energy Partners, LP / Regency Energy Finance Corp.	BB	9.375%	06/01/2016	06/01/14 @ 102	735,957

	Real Estate – 4.4%
2,469,000	CBRE Services, Inc.	B+	11.625%	06/15/2017	06/15/14 @ 103	2,622,695
6,254,000	Toys “R” US Property Co. I, LLC	B+	10.750%	07/15/2017	07/15/14 @ 103	6,660,510
						9,283,205

See notes to financial statements.
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BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Real Estate Investment Trusts – 3.7%
$5,518,000	DuPont Fabros Technology, LP	BB	8.500%	12/15/2017	12/15/13 @ 104	$5,931,850
1,594,000	Geo Group, Inc.	B+	7.750%	10/15/2017	10/15/13 @ 104	1,685,655
38,000	iStar Financial, Inc.	B+	8.625%	06/01/2013	N/A	38,000
111,000	iStar Financial, Inc., Series B	B+	5.950%	10/15/2013	N/A	113,370
						7,768,875

	Retail – 0.2%
312,000	Office Depot, Inc.	CCC+	6.250%	08/15/2013	N/A	316,683

	Semiconductors – 0.3%
647,000	Advanced Micro Devices, Inc.(b)	B	8.125%	12/15/2017	12/15/13 @ 104	672,880

	Telecommunications – 6.0%
4,706,000	Inmarsat Finance PLC (United Kingdom)(a)	BB+	7.375%	12/01/2017	12/01/13 @ 104	4,964,830
2,802,000	NII Capital Corp.(b)	CCC	10.000%	08/15/2016	08/15/14 @ 103	2,844,030
4,957,000	Windstream Corp.	B	8.125%	08/01/2013	N/A	5,006,570
						12,815,430

	Total Corporate Bonds – 77.4%
	(Cost $164,517,386)					164,875,772

Principal
Amount	Description	Coupon	Yield	Maturity		Value
	US Treasury Security – 17.8%
$37,793,000	U.S. Treasury Bill(c)	NR	0.035%	07/18/2013	N/A	$37,791,942
	(Cost $37,791,224)

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned – 1.2%
2,541,005	BNY Mellon Securities Lending Overnight Fund, 0.0730%(d) (e)
	(Cost $2,541,005)					$2,541,005

	Total Investments – 96.4%
	(Cost $204,849,615)					205,208,719
	Other Assets in excess of Liabilities – 3.6%					7,727,873
	Net Assets – 100.0%					$212,936,592

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aaa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013 these securities amounted to $26,996,922, which represents 12.7% of net assets.

(b)	Security, or portion thereof, was on loan at May 31, 2013.

(c)	Zero coupon bond.

(d)	At May 31, 2013, the total market value of the Fund’s securities on loan was $2,479,248 and the total market value of the collateral held by the Fund was $2,541,005.

(e)	Interest rate shown reflects yield as of May 31, 2013.

See notes to financial statements.
126 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF continued

% of Corporate
Country Breakdown	Bonds
United States	83.8%
Canada	11.7%
United Kingdom	3.0%
Luxembourg	1.3%
France	0.2%
Country breakdown is shown as a percentage of corporate bonds.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 127

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 98.1%
	Corporate Bonds – 98.0%
	Advertising – 1.2%
$800,000	Lamar Media Corp.	BB+	9.750%	04/01/2014	N/A	$848,000
2,457,000	Lamar Media Corp.(b)	BB–	7.875%	04/15/2018	04/15/14 @ 104	2,671,988
						3,519,988

	Aerospace & Defense – 4.0%
3,750,000	Kratos Defense & Security Solutions, Inc.	B	10.000%	06/01/2017	06/01/14 @ 105	4,106,250
6,765,000	TransDigm, Inc.	B–	7.750%	12/15/2018	12/15/14 @ 104	7,416,131
400,000	Triumph Group, Inc.	BB–	8.625%	07/15/2018	07/15/14 @ 104	438,000
						11,960,381

	Auto Manufacturers – 0.7%
2,000,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	BB–	7.750%	05/15/2018	05/15/14 @ 106	2,190,000

	Auto Parts & Equipment – 0.9%
2,028,000	Lear Corp.	BB	7.875%	03/15/2018	03/15/14 @ 104	2,180,100
437,000	Meritor, Inc.(b)	B–	10.625%	03/15/2018	03/15/14 @ 105	481,246
100,000	TRW Automotive, Inc.(a)	BB	7.000%	03/15/2014	N/A	104,000
						2,765,346

	Banks – 5.5%
4,550,000	Ally Financial, Inc.	B+	4.500%	02/11/2014	N/A	4,629,625
2,750,000	Ally Financial, Inc.(b)	B+	6.750%	12/01/2014	N/A	2,949,375
2,850,000	Ally Financial, Inc., Series 8	B+	6.750%	12/01/2014	N/A	3,063,750
5,625,000	CIT Group, Inc.(a)	BB–	5.250%	04/01/2014	N/A	5,807,812
						16,450,562

	Beverages – 1.4%
2,270,000	Constellation Brands, Inc.	BB+	8.375%	12/15/2014	N/A	2,514,025
1,600,000	Cott Beverages, Inc.	B+	8.125%	09/01/2018	09/01/14 @ 104	1,742,000
						4,256,025

	Building Materials – 1.6%
2,500,000	Building Materials Corp. of America(a)	BB+	6.875%	08/15/2018	08/15/14 @ 103	2,681,250
1,000,000	Interline Brands, Inc.(a)(c )	B–	10.000%	11/15/2018	11/15/15 @ 103	1,112,500
1,000,000	USG Corp.(a)	BB–	8.375%	10/15/2018	10/15/14 @ 104	1,105,000
						4,898,750

	Chemicals – 1.7%
3,000,000	Celanese US Holdings, LLC	BB+	6.625%	10/15/2018	10/15/14 @ 103	3,255,000
1,758,000	NOVA Chemicals Corp. (Canada)	BB+	8.625%	11/01/2019	11/01/14 @ 104	1,973,355
						5,228,355

	Coal – 1.3%
1,600,000	Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.	BB–	8.500%	12/15/2019	12/15/14 @ 104	1,768,000
2,000,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.	B–	8.250%	04/15/2018	04/15/14 @ 104	2,140,000
						3,908,000

	Commercial Services – 8.5%
2,000,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.	B	8.250%	01/15/2019	10/15/14 @ 104	2,187,500
1,300,000	Cardtronics, Inc.	BB	8.250%	09/01/2018	09/01/14 @ 104	1,413,750
500,000	Deluxe Corp., Series B	B	5.125%	10/01/2014	N/A	518,125
See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Commercial Services continued
$3,600,000	Envision Healthcare Corp.	B–	8.125%	06/01/2019	06/01/14 @ 106	$3,942,000
500,000	Hertz Corp.	B	7.500%	10/15/2018	10/15/14 @ 104	546,250
3,566,000	Interactive Data Corp.	B–	10.250%	08/01/2018	08/01/14 @ 105	4,020,665
2,550,000	Iron Mountain, Inc.	B+	8.375%	08/15/2021	08/15/14 @ 104	2,782,687
2,500,000	Jaguar Holding Co. II / Jaguar Merger Sub, Inc.(a)	B–	9.500%	12/01/2019	12/01/14 @ 107	2,865,625
700,000	RR Donnelley & Sons Co.	BB	4.950%	04/01/2014	N/A	720,125
740,000	Service Corp. International	BB–	7.000%	05/15/2019	11/15/14 @ 104	802,900
1,300,000	TransUnion, LLC / TransUnion Financing Corp.	B–	11.375%	06/15/2018	06/15/14 @ 106	1,475,500
1,150,000	United Rentals North America, Inc.	B+	10.250%	11/15/2019	11/15/14 @ 105	1,328,250
2,550,000	United Rentals North America, Inc.	B+	9.250%	12/15/2019	12/15/14 @ 105	2,884,688
						25,488,065

	Computers – 1.9%
3,000,000	iGATE Corp.	B+	9.000%	05/01/2016	05/01/14 @ 105	3,240,000
1,400,000	Stream Global Services, Inc.	B+	11.250%	10/01/2014	10/01/13 @ 100	1,445,500
1,025,000	SunGard Data Systems, Inc.	BB	4.875%	01/15/2014	N/A	1,040,375
						5,725,875

	Diversified Financial Services – 1.3%
1,900,000	Aircastle Ltd. (Bermuda)(b)	BB+	9.750%	08/01/2018	08/01/14 @ 105	2,156,500
1,500,000	Credit Acceptance Corp.	BB	9.125%	02/01/2017	02/01/14 @ 105	1,627,500
						3,784,000

	Electric – 2.8%
900,000	CMS Energy Corp.	BBB–	2.750%	05/15/2014	N/A	915,475
925,000	GenOn Energy, Inc.	B	7.625%	06/15/2014	N/A	989,958
3,900,000	NRG Energy, Inc.	BB–	7.625%	05/15/2019	05/15/14 @ 104	4,163,250
2,207,000	NRG Energy, Inc.	BB–	8.500%	06/15/2019	06/15/14 @ 104	2,422,183
						8,490,866

	Electrical Components & Equipment – 0.1%
250,000	Coleman Cable, Inc.	B	9.000%	02/15/2018	02/15/14 @ 105	270,625

	Entertainment – 7.7%
500,000	AMC Entertainment, Inc.	B–	8.750%	06/01/2019	06/01/14 @ 104	551,250
1,851,000	American Casino & Entertainment Properties, LLC / ACEP Finance Corp.	B+	11.000%	06/15/2014	07/15/13 @ 100	1,856,784
2,300,000	Cinemark USA, Inc.	BB–	8.625%	06/15/2019	06/15/14 @ 104	2,586,350
1,450,000	Penn National Gaming, Inc.	BB–	8.750%	08/15/2019	08/15/14 @ 104	1,620,375
2,000,000	Regal Cinemas Corp.	B–	8.625%	07/15/2019	07/15/14 @ 104	2,230,000
3,150,000	Regal Entertainment Group(b)	B–	9.125%	08/15/2018	08/15/14 @ 105	3,606,750
1,500,000	Scientific Games Corp.	B+	8.125%	09/15/2018	09/15/14 @ 104	1,646,250
1,900,000	Scientific Games International, Inc.	B+	9.250%	06/15/2019	06/15/14 @ 105	2,099,500
1,690,000	Vail Resorts, Inc.	BB	6.500%	05/01/2019	05/01/14 @ 105	1,816,750
4,175,000	WMG Acquisition Corp.	B	11.500%	10/01/2018	10/01/14 @ 109	4,947,375
						22,961,384

	Food – 1.7%
3,000,000	Bumble Bee Holdings, Inc.(a)	B	9.000%	12/15/2017	12/15/14 @ 105	3,307,500
800,000	JBS USA, LLC / JBS USA Finance, Inc.	BB	11.625%	05/01/2014	N/A	862,000
750,000	TreeHouse Foods, Inc.	BB–	7.750%	03/01/2018	03/01/14 @ 104	810,000
						4,979,500

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Health Care Services – 3.4%
$1,002,000	Apria Healthcare Group, Inc.(b)	B–	12.375%	11/01/2014	11/01/13 @ 100	$1,038,322
2,900,000	DaVita HealthCare Partners, Inc.	B	6.625%	11/01/2020	11/01/14 @ 105	3,110,250
2,200,000	HCA, Inc.	B–	5.750%	03/15/2014	N/A	2,266,000
3,400,000	HCA, Inc.	BB	8.500%	04/15/2019	04/15/14 @ 104	3,714,500
						10,129,072

	Home Builders – 0.3%
922,000	Lennar Corp., Series B	BB–	5.500%	09/01/2014	N/A	967,524

	Household Products & Housewares – 2.9%
4,500,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds
	Group Issuer Lu	B+	7.125%	04/15/2019	10/15/14 @ 104	4,815,000
3,590,000	Spectrum Brands, Inc.	B	9.500%	06/15/2018	06/15/14 @ 105	3,989,388
						8,804,388

	Iron & Steel – 1.0%
3,000,000	ArcelorMittal USA, LLC	BB+	6.500%	04/15/2014	N/A	3,121,836

	Lodging – 1.3%
1,000,000	CityCenter Holdings, LLC / CityCenter Finance Corp.	B	7.625%	01/15/2016	01/15/14 @ 104	1,067,500
2,700,000	MGM Resorts International	B+	5.875%	02/27/2014	N/A	2,794,500
						3,862,000

	Machinery-Diversified – 0.4%
1,000,000	Manitowoc Co., Inc.	B+	9.500%	02/15/2018	02/15/14 @ 105	1,097,500

	Media – 6.3%
5,981,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB–	7.000%	01/15/2019	01/15/14 @ 105	6,422,099
1,000,000	CSC Holdings, LLC	BB+	8.500%	04/15/2014	N/A	1,062,500
4,050,000	DISH DBS Corp.	BB–	6.625%	10/01/2014	N/A	4,272,750
1,352,000	MediaCom, LLC / MediaCom Capital Corp.	B–	9.125%	08/15/2019	08/15/14 @ 105	1,500,720
700,000	Nielsen Finance, LLC / Nielsen Finance Co.	BB–	11.625%	02/01/2014	N/A	743,750
1,000,000	Nielsen Finance, LLC / Nielsen Finance Co.	BB–	7.750%	10/15/2018	10/15/14 @ 104	1,105,000
500,000	Sinclair Television Group, Inc.(b)	B	8.375%	10/15/2018	10/15/14 @ 104	555,000
2,881,000	XM Satellite Radio, Inc.(a)	BB	7.625%	11/01/2018	11/01/14 @ 104	3,183,505
						18,845,324

	Metal Fabricate & Hardware – 0.2%
600,000	Severstal Columbus, LLC	B	10.250%	02/15/2018	02/15/14 @ 105	645,000

	Mining – 0.9%
1,700,000	Century Aluminum Co.	B	8.000%	05/15/2014	07/05/13 @ 100	1,707,225
1,000,000	Vedanta Resources PLC (United Kingdom)(a)(b)	BB	8.750%	01/15/2014	N/A	1,033,800
						2,741,025

	Miscellaneous Manufacturing – 2.2%
4,302,000	RBS Global, Inc. / Rexnord, LLC	B	8.500%	05/01/2018	05/01/14 @ 104	4,678,425
1,900,000	SPX Corp.	BB+	7.625%	12/15/2014	N/A	2,066,250
						6,744,675

	Office & Business Equipment – 0.3%
800,000	CDW, LLC / CDW Finance Corp.	B+	8.000%	12/15/2018	12/15/14 @ 104	885,000

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Oil & Gas – 5.6%
$1,250,000	Antero Resources Finance Corp.	B+	7.250%	08/01/2019	08/01/14 @ 105	$1,356,250
600,000	Berry Petroleum Co.	BB–	10.250%	06/01/2014	N/A	648,000
2,500,000	Carrizo Oil & Gas, Inc.	B–	8.625%	10/15/2018	10/15/14 @ 104	2,737,500
350,000	Citgo Petroleum Corp.(a)	BB+	11.500%	07/01/2017	07/01/14 @ 106	397,250
1,600,000	Continental Resources, Inc.	BB+	8.250%	10/01/2019	10/01/14 @ 104	1,784,000
2,550,000	Energy XXI Gulf Coast, Inc.	B+	9.250%	12/15/2017	12/15/14 @ 105	2,843,250
750,000	McMoRan Exploration Co.	BBB	11.875%	11/15/2014	11/15/13 @ 100	791,250
350,000	Petrohawk Energy Corp.	BBB+	10.500%	08/01/2014	02/01/14 @ 100	371,700
1,760,000	Plains Exploration & Production Co.	BBB	8.625%	10/15/2019	10/15/14 @ 104	1,993,200
1,365,000	Range Resources Corp.	BB	8.000%	05/15/2019	05/15/14 @ 104	1,494,675
1,340,000	Tesoro Corp.	BB+	9.750%	06/01/2019	06/01/14 @ 105	1,494,100
925,000	Whiting Petroleum Corp.	BB+	7.000%	02/01/2014	N/A	957,375
						16,868,550

	Packaging & Containers – 2.7%
1,325,000	Ardagh Packaging Finance PLC (Ireland)(a)	B+	7.375%	10/15/2017	10/15/14 @ 104	1,447,562
1,500,000	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., (Ireland)(a)	B+	7.375%	10/15/2017	10/15/14 @ 104	1,636,875
1,700,000	Ball Corp.	BB+	7.375%	09/01/2019	09/01/14 @ 104	1,857,250
1,895,000	Berry Plastics Corp.	CCC+	9.500%	05/15/2018	05/15/14 @ 105	2,084,500
920,000	Graphic Packaging International	BB+	7.875%	10/01/2018	10/01/14 @ 104	1,014,300
						8,040,487

	Pharmaceuticals – 6.9%
4,200,000	Grifols, Inc.	B+	8.250%	02/01/2018	02/01/14 @ 106	4,593,750
2,200,000	Mylan, Inc.(a)(b)	BBB–	7.625%	07/15/2017	07/15/14 @ 104	2,424,061
3,000,000	Valeant Pharmaceuticals International(a)	BB–	6.750%	10/01/2017	10/01/14 @ 103	3,217,500
5,000,000	Valeant Pharmaceuticals International(a)	BB–	6.875%	12/01/2018	12/01/14 @ 103	5,362,500
4,500,000	Warner Chilcott Co., LLC / Warner Chilcott Finance, LLC (Puerto Rico)	BB	7.750%	09/15/2018	09/15/14 @ 104	4,986,563
						20,584,374

	Pipelines – 3.1%
3,750,000	Crosstex Energy, LP / Crosstex Energy Finance Corp.	B+	8.875%	02/15/2018	02/15/14 @ 104	4,050,000
1,000,000	El Paso, LLC(b)	BB	6.875%	06/15/2014	N/A	1,059,694
2,850,000	Regency Energy Partners, LP / Regency Energy Finance Corp.	BB	6.875%	12/01/2018	12/01/14 @ 103	3,070,875
1,100,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.	BB	7.875%	10/15/2018	10/15/14 @ 104	1,196,250
						9,376,819

	Real Estate – 1.7%
3,350,000	Atlantic Finance Ltd. (Jersey)(a)	B+	10.750%	05/27/2014	N/A	3,606,017
1,500,000	CBRE Services, Inc.	B+	6.625%	10/15/2020	10/15/14 @ 105	1,627,500
						5,233,517

	Real Estate Investment Trusts – 0.8%
1,141,000	Felcor Lodging, LP	B+	10.000%	10/01/2014	N/A	1,255,100
1,000,000	iStar Financial, Inc., Series B	B+	5.700%	03/01/2014	N/A	1,030,000
						2,285,100

See notes to financial statements.
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Number
of Shares	Description					Value
	Retail – 4.8%
$1,500,000	Academy Ltd. / Academy Finance Corp.(a)	CCC+	9.250%	08/01/2019	08/01/14 @ 107	$1,687,500
4,400,000	Burger King Corp.(b)	B	9.875%	10/15/2018	10/15/14 @ 105	4,994,000
65,000	CKE Restaurants, Inc.	B–	11.375%	07/15/2018	07/15/15 @ 103	68,007
40,000	Express, LLC / Express Finance Corp.	BB	8.750%	03/01/2018	03/01/14 @ 104	43,450
1,080,000	Fifth & Pacific Cos., Inc.	B	10.500%	04/15/2019	04/15/14 @ 105	1,209,600
500,000	L Brands, Inc.	BB–	5.250%	11/01/2014	N/A	524,375
4,470,000	Michaels Stores, Inc.	B	7.750%	11/01/2018	11/01/14 @ 104	4,872,300
1,000,000	Rite AID Corp.	B–	10.250%	10/15/2019	10/15/14 @ 105	1,151,250
						14,550,482

	Semiconductors – 2.6%
244,000	Freescale Semiconductor, Inc.	CCC+	8.875%	12/15/2014	07/15/13 @ 100	245,220
6,400,000	Freescale Semiconductor, Inc.(a)	B	9.250%	04/15/2018	04/15/14 @ 105	6,992,000
475,000	NXP BV / NXP Funding, LLC (Netherlands)(a)	B+	9.750%	08/01/2018	08/01/14 @ 105	539,125
						7,776,345

	Software – 1.2%
1,000,000	Audatex North America, Inc.(a)	BB	6.750%	06/15/2018	06/15/14 @ 103	1,068,750
1,400,000	Fidelity National Information Services, Inc.	BBB–	7.875%	07/15/2020	07/15/14 @ 106	1,569,180
770,000	IMS Health, Inc.(a)(b)	B	12.500%	03/01/2018	03/01/15 @ 106	907,638
						3,545,568

	Telecommunications – 6.7%
3,000,000	Crown Castle International Corp.	B–	7.125%	11/01/2019	11/01/14 @ 104	3,270,000
927,000	Frontier Communications Corp.	BB–	8.250%	05/01/2014	N/A	980,302
2,751,000	Level 3 Financing, Inc.	CCC+	10.000%	02/01/2018	02/01/14 @ 105	2,998,590
3,500,000	MetroPCS Wireless, Inc.	BB	7.875%	09/01/2018	09/01/14 @ 104	3,832,500
1,000,000	PAETEC Holding Corp.	NR	9.875%	12/01/2018	12/01/14 @ 105	1,142,500
3,200,000	Telesat Canada / Telesat, LLC (Canada)(a)	B–	6.000%	05/15/2017	05/15/14 @ 103	3,356,000
2,204,000	Virgin Media Finance PLC (United Kingdom)	BB–	8.375%	10/15/2019	10/15/14 @ 104	2,473,990
1,900,000	Windstream Corp.	B	8.125%	09/01/2018	09/01/14 @ 104	2,071,000
						20,124,882

	Transportation – 0.4%
1,000,000	Quality Distribution, LLC / QD Capital Corp.	B–	9.875%	11/01/2018	11/01/14 @ 105	1,122,500

	Total Corporate Bonds – 98.0%
	(Cost $290,733,363)					294,229,690

See notes to financial statements.
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Number
of Shares	Description	Value
	Exchange Traded Fund – 0.1%
9,100	SPDR Barclays High Yield Bond ETF(b)	$369,278
	(Cost $372,144)

	Total Long-Term Investments – 98.1%
	(Cost $291,105,507)	294,598,968

	Investments of Collateral for Securities Loaned – 1.4%
4,093,533	BNY Mellon Securities Lending Overnight Fund, 0.0730%(d)(e)
	(Cost $4,093,533)	4,093,533

	Total Investments – 99.5%
	(Cost $295,199,040)	298,692,501
	Other Assets in excess of Liabilities – 0.5%	1,578,282
	Net Assets – 100.0%	$300,270,783

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities amounted to $56,033,771, which represents 18.7% of net assets.

(b)	Security, or portion thereof, was on loan at May 31, 2013.

(c)	Paid-in-kind toggle note. The issuer in each interest period has the option to pay interest in cash or to issue payment-in-kind shares of the note.

(d)	At May 31, 2013, the total market value of the Fund’s securities on loan was $4,004,949 and the total market value of the collateral held by the Fund was $4,093,533.

(e)	Interest rate shown reflects yield as of May 31, 2013.

% of Long-Term
Country Breakdown	Investments
United States	91.4%
United Kingdom	1.9%
Canada	1.8%
Puerto Rico	1.7%
Jersey	1.2%
Ireland	1.1%
Bermuda	0.7%
Netherlands	0.2%
Country breakdown is shown as a percentage of long-term investments.

See notes to financial statements.
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BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 98.1%
	Corporate Bonds – 98.0%
	Advertising – 0.1%
$500,000	Affinion Group, Inc. (a)	CCC	11.500%	10/15/2015	10/15/13 @ 100	$430,000

	Aerospace & Defense – 1.7%
4,580,000	B/E Aerospace, Inc.	BB	6.875%	10/01/2020	10/01/15 @ 103	5,049,450
2,000,000	Esterline Technologies Corp.	BB	7.000%	08/01/2020	08/01/15 @ 104	2,200,000
						7,249,450

	Airlines – 1.6%
4,200,000	Air Canada (Canada) (b)	B+	9.250%	08/01/2015	08/01/13 @ 105	4,439,400
2,200,000	United Airlines, Inc. (b)	BB–	6.750%	09/15/2015	09/15/13 @ 103	2,307,250
						6,746,650

	Apparel – 2.8%
5,750,000	Hanesbrands, Inc.	BB	6.375%	12/15/2020	12/15/15 @ 103	6,368,125
3,250,000	Levi Strauss & Co. (a)	B+	7.625%	05/15/2020	05/15/15 @ 104	3,615,625
1,750,000	Quiksilver, Inc. (a)	CCC	6.875%	04/15/2015	07/15/13 @ 100	1,752,205
						11,735,955

	Auto Manufacturers – 2.4%
9,000,000	Chrysler Group, LLC / CG Co.-Issuer, Inc.	B	8.000%	06/15/2019	06/15/15 @ 104	10,012,500

	Auto Parts & Equipment – 1.5%
2,000,000	Goodyear Tire & Rubber Co.	B+	8.250%	08/15/2020	08/15/15 @ 104	2,237,500
2,232,000	Lear Corp. (a)	BB	8.125%	03/15/2020	03/15/15 @ 104	2,488,680
1,200,000	Meritor, Inc.	B–	8.125%	09/15/2015	N/A	1,365,012
						6,091,192

	Banks – 5.4%
8,950,000	Ally Financial, Inc.	B+	8.300%	02/12/2015	N/A	9,867,375
6,685,000	Ally Financial, Inc.	B+	4.625%	06/26/2015	N/A	6,987,750
3,265,000	CIT Group, Inc. (b)	BB–	4.750%	02/15/2015	N/A	3,411,925
100,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.050%	01/08/2015	N/A	103,881
2,000,000	Zions Bancorporation	BB+	6.000%	09/15/2015	N/A	2,134,650
						22,505,581

	Building Materials – 1.6%
1,500,000	Building Materials Corp. of America (b)	BB+	7.000%	02/15/2020	02/15/15 @ 104	1,612,500
2,325,000	Building Materials Corp. of America (b)	BB+	7.500%	03/15/2020	03/15/15 @ 104	2,511,000
2,241,000	Lafarge SA (France) (b)	BB+	6.200%	07/09/2015	N/A	2,431,485
						6,554,985

	Chemicals – 1.4%
2,500,000	Huntsman International, LLC	B+	8.625%	03/15/2020	03/15/15 @ 104	2,775,000
2,700,000	PolyOne Corp.	BB–	7.375%	09/15/2020	09/15/15 @ 104	2,990,250
						5,765,250

	Coal – 0.3%
1,200,000	Murray Energy Corp. (b)	B	10.250%	10/15/2015	12/15/13 @ 103	1,266,600

	Commercial Services – 5.5%
5,000,000	Ceridian Corp.	CCC	11.250%	11/15/2015	11/15/13 @ 100	5,175,000
3,750,000	Hertz Corp.	B	6.750%	04/15/2019	04/15/15 @ 103	4,092,188

See notes to financial statements.
134 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Commercial Services continued
$3,725,000	Iron Mountain, Inc.	B+	7.750%	10/01/2019	10/01/15 @ 104	$4,176,656
2,000,000	Knowledge Universe Education, LLC (b)	CCC–	7.750%	02/01/2015	07/05/13 @ 100	1,950,000
2,478,000	RR Donnelley & Sons Co.	BB	5.500%	05/15/2015	N/A	2,663,850
4,500,000	United Rentals North America, Inc. (a)	B–	8.375%	09/15/2020	09/15/15 @ 104	4,927,500
						22,985,194

	Computers – 1.1%
4,203,000	SunGard Data Systems, Inc.	B	7.625%	11/15/2020	11/15/15 @ 104	4,644,315

	Distribution & Wholesale – 1.9%
7,110,000	HD Supply, Inc.	B+	8.125%	04/15/2019	04/15/15 @ 106	7,927,650

	Diversified Financial Services – 2.1%
400,000	International Lease Finance Corp.	BBB–	8.625%	09/15/2015	N/A	452,000
2,950,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	10.875%	04/01/2015	04/01/14 @ 100	3,130,687
2,500,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. (b)	B+	9.625%	05/01/2019	05/01/15 @ 107	2,875,000
2,400,000	Nuveen Investments, Inc.	CCC	5.500%	09/15/2015	N/A	2,424,000
100,000	Springleaf Finance Corp., Series MTNI	CCC+	5.400%	12/01/2015	N/A	103,500
						8,985,187

	Electric – 7.2%
2,079,000	AES Corp.	BB–	7.750%	10/15/2015	N/A	2,318,085
6,875,000	Calpine Corp. (b)	BB–	7.875%	07/31/2020	07/31/15 @ 104	7,596,875
11,000,000	Calpine Corp. (b)	BB–	7.500%	02/15/2021	11/01/15 @ 104	11,990,000
7,370,000	NRG Energy, Inc.	BB–	8.250%	09/01/2020	09/01/15 @ 104	8,300,462
						30,205,422

	Electrical Components & Equipment – 0.1%
500,000	Anixter, Inc.	BB	5.950%	03/01/2015	N/A	534,375

	Entertainment – 0.2%
500,000	AMC Entertainment, Inc.	CCC+	9.750%	12/01/2020	12/01/15 @ 105	580,000
425,000	Snoqualmie Entertainment Authority (b)	B	9.125%	02/01/2015	07/05/13 @ 100	421,547
						1,001,547

	Forest Products & Paper – 0.5%
1,900,000	Appleton Papers, Inc. (b)	B+	10.500%	06/15/2015	02/08/14 @ 100	2,011,625

	Health Care Products – 1.3%
471,000	Bausch & Lomb, Inc.	B	9.875%	11/01/2015	11/01/13 @ 100	489,840
4,150,000	Fresenius US Finance II, Inc. (b)	BB+	9.000%	07/15/2015	N/A	4,793,250
						5,283,090

	Health Care Services – 7.3%
10,250,000	CHS/Community Health Systems, Inc.	B	8.000%	11/15/2019	11/15/15 @ 104	11,326,250
7,961,000	HCA Holdings, Inc.	B–	7.750%	05/15/2021	11/15/15 @ 104	8,816,808
5,600,000	HCA, Inc.	B–	6.375%	01/15/2015	N/A	5,978,000
4,000,000	Tenet Healthcare Corp.	CCC+	9.250%	02/01/2015	N/A	4,500,000
						30,621,058

	Holding Companies-Diversified – 1.1%
3,850,000	Leucadia National Corp.	BBB	8.125%	09/15/2015	N/A	4,389,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 135

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BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Home Builders – 1.5%
$1,665,000	KB Home	B	6.250%	06/15/2015	N/A	$1,798,200
4,000,000	Lennar Corp., Series B	BB–	5.600%	05/31/2015	N/A	4,270,000
						6,068,200

	Household Products & Housewares – 0.1%
500,000	Jarden Corp.	B	7.500%	01/15/2020	01/15/15 @ 104	542,500

	Internet – 2.6%
5,200,000	GXS Worldwide, Inc.	B	9.750%	06/15/2015	06/15/14 @ 100	5,343,000
4,925,000	Zayo Group, LLC / Zayo Capital, Inc.	B	8.125%	01/01/2020	07/01/15 @ 104	5,491,375
						10,834,375

	Iron & Steel – 3.3%
3,250,000	ArcelorMittal (Luxembourg)	BB+	9.500%	02/15/2015	N/A	3,615,625
1,500,000	ArcelorMittal (Luxembourg)	BB+	4.250%	02/25/2015	N/A	1,545,000
4,500,000	ArcelorMittal (Luxembourg)	BB+	4.250%	08/05/2015	N/A	4,657,500
1,500,000	Essar Steel Algoma, Inc. (Canada) (b)	B	9.375%	03/15/2015	03/15/14 @ 100	1,402,500
2,390,000	Steel Dynamics, Inc.	BB+	7.625%	03/15/2020	03/15/15 @ 104	2,646,925
						13,867,550

	Lodging – 2.5%
2,250,000	Caesars Entertainment Operating Co., Inc.	CCC–	10.000%	12/15/2015	12/15/13 @ 103	1,985,625
1,700,000	Marina District Finance Co., Inc. (a)	B+	9.500%	10/15/2015	10/15/13 @ 105	1,789,250
6,000,000	MGM Resorts International	B+	6.625%	07/15/2015	N/A	6,540,000
						10,314,875

	Machinery-Diversified – 1.9%
4,250,000	CNH Capital, LLC	BB	3.875%	11/01/2015	N/A	4,366,875
3,100,000	Manitowoc Co., Inc.	B+	8.500%	11/01/2020	11/01/15 @ 104	3,541,750
						7,908,625

	Media – 4.8%
5,150,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB–	8.125%	04/30/2020	04/30/15 @ 104	5,780,875
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB–	7.375%	06/01/2020	12/01/15 @ 104	1,121,250
5,500,000	DISH DBS Corp.	BB–	7.750%	05/31/2015	N/A	6,063,750
1,500,000	Gannett Co., Inc.	BB	6.375%	09/01/2015	N/A	1,657,500
4,500,000	Sirius XM Radio, Inc. (b)	BB	8.750%	04/01/2015	N/A	5,028,750
500,000	Unitymedia Hessen GmbH & Co. KG (Germany) (b)	B+	7.500%	03/15/2019	03/15/15 @ 104	545,000
						20,197,125

	Metal Fabricate & Hardware – 0.4%
1,320,000	Mueller Water Products, Inc.	B2	8.750%	09/01/2020	09/01/15 @ 104	1,498,200

	Mining – 1.9%
7,255,000	Novelis, Inc. (Canada)	B	8.750%	12/15/2020	12/15/15 @ 104	8,143,738

	Oil & Gas – 11.6%
2,000,000	Berry Petroleum Co.	BB–	6.750%	11/01/2020	11/01/15 @ 103	2,165,000
2,000,000	Chaparral Energy, Inc.	B–	9.875%	10/01/2020	10/01/15 @ 105	2,300,000
4,400,000	Chesapeake Energy Corp.	BB–	9.500%	02/15/2015	N/A	4,928,000
1,251,000	Continental Resources, Inc.	BB+	7.375%	10/01/2020	10/01/15 @ 104	1,416,757
4,313,000	Denbury Resources, Inc.	BB	8.250%	02/15/2020	02/15/15 @ 104	4,852,125
1,000,000	Energy XXI Gulf Coast, Inc.	B+	7.750%	06/15/2019	06/15/15 @ 104	1,075,000
4,900,000	EP Energy, LLC / Everest Acquisition Finance, Inc.	B+	6.875%	05/01/2019	05/01/15 @ 103	5,316,500
8,100,000	Linn Energy, LLC / Linn Energy Finance Corp.	B	8.625%	04/15/2020	04/15/15 @ 104	8,910,000

See notes to financial statements.
136 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Oil & Gas continued
$350,000	Petrohawk Energy Corp.	BBB+	7.875%	06/01/2015	06/01/14 @ 100	$357,788
2,500,000	Plains Exploration & Production Co.	B	7.625%	04/01/2020	04/01/15 @ 104	2,831,250
8,000,000	Plains Exploration & Production Co.	B	6.500%	11/15/2020	11/15/15 @ 105	8,900,000
1,700,000	Quicksilver Resources, Inc.	CCC	8.250%	08/01/2015	08/01/13 @ 102	1,742,500
3,250,000	Range Resources Corp.	BB	6.750%	08/01/2020	08/01/15 @ 103	3,534,375
						48,329,295

	Packaging & Containers – 2.2%
4,500,000	Ball Corp.	BB+	6.750%	09/15/2020	03/15/15 @ 103	4,882,500
3,670,000	Sealed Air Corp. (b)	BB–	8.125%	09/15/2019	09/15/15 @ 104	4,174,625
						9,057,125

	Pharmaceuticals – 2.6%
1,750,000	BioScrip, Inc.	B–	10.250%	10/01/2015	10/01/14 @ 100	1,846,250
3,900,000	Omnicare, Inc.	BB	7.750%	06/01/2020	06/01/15 @ 104	4,338,750
4,500,000	Valeant Pharmaceuticals International (b)	BB–	7.000%	10/01/2020	10/01/15 @ 104	4,871,250
						11,056,250

	Pipelines – 1.6%
900,000	Kinder Morgan Kansas, Inc. (a)	BB	5.150%	03/01/2015	N/A	955,067
3,930,000	MarkWest Energy Partners, LP / MarkWest Energy Finance Corp.	BB	6.750%	11/01/2020	11/01/15 @ 103	4,303,350
1,200,000	NGPL PipeCo, LLC (a) (b)	B	9.625%	06/01/2019	06/01/15 @ 107	1,344,000
						6,602,417

	Retail – 4.7%
3,500,000	AmeriGas Partners, LP / AmeriGas Finance Corp.	Ba3	6.250%	08/20/2019	08/20/15 @ 103	3,762,500
4,600,000	PVH Corp.	BB	7.375%	05/15/2020	05/15/15 @ 104	5,117,500
4,500,000	Rite Aid Corp.	B+	8.000%	08/15/2020	08/15/15 @ 104	5,085,000
4,975,000	Sally Holdings, LLC / Sally Capital, Inc.	BB+	6.875%	11/15/2019	11/15/15 @ 103	5,540,906
						19,505,906

	Shipbuilding – 0.8%
3,000,000	Huntington Ingalls Industries, Inc.	B+	6.875%	03/15/2018	03/15/15 @ 103	3,285,000

	Software – 0.7%
2,600,000	First Data Corp. (b)	B+	8.875%	08/15/2020	08/15/15 @ 104	2,886,000

	Telecommunications – 7.6%
3,600,000	Avaya, Inc.	CCC+	9.750%	11/01/2015	11/01/13 @ 100	3,564,000
5,675,000	CommScope, Inc., Series (b)	B	8.250%	01/15/2019	01/15/15 @ 104	6,242,500
2,000,000	Intelsat Jackson Holdings SA (Luxembourg)	B	7.250%	04/01/2019	04/01/15 @ 104	2,165,000
3,055,000	Intelsat Jackson Holdings SA (Luxembourg)	B	7.250%	10/15/2020	10/15/15 @ 104	3,326,131
1,000,000	Level 3 Communications, Inc.	CCC	11.875%	02/01/2019	02/01/15 @ 106	1,152,500
3,000,000	Level 3 Financing, Inc.	CCC	9.375%	04/01/2019	04/01/15 @ 105	3,322,500
6,000,000	Level 3 Financing, Inc.	CCC	8.125%	07/01/2019	07/01/15 @ 104	6,525,000
2,340,000	SBA Telecommunications, Inc.	B+	8.250%	08/15/2019	08/15/14 @ 104	2,574,000
2,700,000	Windstream Corp.	B	7.750%	10/15/2020	10/15/15 @ 104	2,895,750
						31,767,381

	Trucking & Leasing – 0.1%
400,000	Maxim Crane Works, LP / Maxim Finance Corp. (b)	B	12.250%	04/15/2015	04/15/14 @ 100	421,000

	Total Corporate Bonds – 98.0%
	(Cost $402,463,875)					409,232,188

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 137

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BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

Number
of Shares	Description	Value
	Exchange Traded Fund – 0.1%
4,400	SPDR Barclays High Yield Bond ETF (a)
	(Cost $179,150)	$178,552

	Total Long-Term Investments – 98.1%
	(Cost $402,643,025)	409,410,740

	Investments of Collateral for Securities Loaned – 1.5%
6,249,840	BNY Mellon Securities Lending Overnight Fund, 0.0730% (c) (d)
	(Cost $6,249,840)	6,249,840

	Total Investments – 99.6%
	(Cost $408,892,865)	415,660,580
	Other Assets in excess of Liabilities – 0.4%	1,846,814
	Net Assets – 100.0%	$417,507,394

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

GmbH – Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at May 31, 2013.

(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013 these securities amounted to $76,534,082, which represents 18.3% of net assets.

(c)	At May 31, 2013, the total market value of the Fund’s securities on loan was $6,106,017 and the total market value of the collateral held by the Fund was $6,249,840.

(d)	Interest rate shown reflects yield as of May 31, 2013.

	% of Corporate
Country Breakdown	Bonds
United States	92.1%
Luxemburg	3.8%
Canada	3.4%
France	0.6%
Germany	0.1%
United Kingdom	0.0%	*
*Less than 0.1%
Country breakdown is shown as a percentage of corporate bonds.

See notes to financial statements.
138 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 97.8%
	Agriculture – 0.9%
$1,250,000	Alliance One International, Inc.	B–	10.000%	07/15/2016	07/15/14 @ 103	$1,320,312

	Airlines – 0.4%
500,000	Air Canada (Canada) (a)	B–	12.000%	02/01/2016	02/01/13 @ 109	547,500

	Auto Manufacturers – 3.3%
3,150,000	Chrysler Group, LLC / CG Co.-Issuer, Inc.	B	8.250%	06/15/2021	06/15/16 @ 104	3,575,250
1,000,000	Jaguar Land Rover Automotive PLC (United Kingdom) (a)	BB–	8.125%	05/15/2021	05/15/16 @ 104	1,132,500
						4,707,750

	Banks – 0.7%
1,000,000	Ally Financial, Inc.	B+	3.125%	01/15/2016	N/A	1,011,300

	Beverages – 1.4%
1,700,000	Constellation Brands, Inc.	BB+	7.250%	09/01/2016	N/A	1,967,750

	Building Materials – 5.7%
2,800,000	Building Materials Corp. of America (a)	BB+	6.750%	05/01/2021	05/01/16 @ 104	3,038,000
1,000,000	Hanson Ltd. (United Kingdom)	Ba2	6.125%	08/15/2016	N/A	1,110,000
400,000	Lafarge SA (France)	BB+	6.500%	07/15/2016	N/A	450,000
500,000	Nortek, Inc.	B	8.500%	04/15/2021	04/15/16 @ 104	550,000
700,000	USG Corp.	B–	6.300%	11/15/2016	N/A	743,750
950,000	USG Corp.(a)	BB–	7.875%	03/30/2020	03/30/16 @ 104	1,072,906
1,036,000	Vulcan Materials Co.	BB	6.500%	12/01/2016	N/A	1,165,500
						8,130,156

	Coal – 0.9%
1,100,000	Peabody Energy Corp.	BB+	7.375%	11/01/2016	N/A	1,259,500

	Commercial Services – 2.4%
1,048,000	Hertz Corp.	B	7.375%	01/15/2021	01/15/16 @ 104	1,163,280
600,000	PHH Corp.	BB–	9.250%	03/01/2016	N/A	700,500
1,500,000	United Rentals North America, Inc.	B+	8.250%	02/01/2021	02/01/16 @ 104	1,668,750
						3,532,530

	Computers – 0.7%
900,000	iGATE Corp.	B+	9.000%	05/01/2016	05/01/14 @ 105	972,000

	Cosmetics & Personal Care – 0.4%
500,000	Elizabeth Arden, Inc.	BB–	7.375%	03/15/2021	03/15/16 @ 104	559,375

	Distribution/Wholesale – 4.1%
1,900,000	Hd Supply, Inc.	CCC+	11.000%	04/15/2020	04/15/16 @ 106	2,291,875
1,300,000	Hd Supply, Inc.	CCC+	11.500%	07/15/2020	10/15/16 @ 106	1,530,750
2,000,000	Hd Supply, Inc. (a)	CCC+	7.500%	07/15/2020	10/15/16 @ 104	2,125,000
						5,947,625

	Diversified Financial Services – 0.7%
900,000	E*TRADE Financial Corp.	B–	6.750%	06/01/2016	N/A	967,500

	Electric – 3.2%
500,000	AES Corp.	BB–	9.750%	04/15/2016	N/A	595,000
1,100,000	DPL, Inc.	BB	6.500%	10/15/2016	09/15/16 @ 100	1,190,750
2,500,000	NRG Energy, Inc.	BB–	7.875%	05/15/2021	05/15/16 @ 104	2,800,000
						4,585,750

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 139

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Entertainment – 0.4%
$600,000	Yonkers Racing Corp. (a)	B+	11.375%	07/15/2016	07/15/14 @ 103	$640,500

	Food – 1.1%
1,350,000	Dean Foods Co.	B–	7.000%	06/01/2016	N/A	1,530,563

	Forest Products & Paper – 0.6%
350,000	Longview Fibre Paper & Packing, Inc. (a)	B+	8.000%	06/01/2016	06/01/14 @ 102	365,313
500,000	Stora Enso OYJ (Finland) (a)	BB	6.404%	04/15/2016	N/A	537,500
						902,813

	Gas – 2.3%
2,950,000	Sabine Pass LNG, LP	BB+	7.500%	11/30/2016	N/A	3,304,000

	Health Care Products – 0.5%
750,000	Alere, Inc.	CCC+	9.000%	05/15/2016	05/15/14 @ 102	787,969

	Health Care Services – 5.1%
2,350,000	HCA, Inc.	B–	6.500%	02/15/2016	N/A	2,596,750
1,250,000	Health Management Associates, Inc.	BB–	6.125%	04/15/2016	N/A	1,375,000
1,500,000	Health Management Associates, Inc.	B–	7.375%	01/15/2020	01/15/16 @ 104	1,644,375
1,100,000	Symbion, Inc.	B	8.000%	06/15/2016	06/15/14 @ 104	1,168,750
515,000	Universal Health Services, Inc.	BB+	7.125%	06/30/2016	N/A	583,238
						7,368,113

	Home Builders – 0.8%
550,000	D.R. Horton, Inc.	BB–	6.500%	04/15/2016	N/A	613,250
250,000	Lennar Corp., Series B	BB–	6.500%	04/15/2016	N/A	276,250
200,000	Standard Pacific Corp.	B+	10.750%	09/15/2016	N/A	248,000
						1,137,500

	Household Products & Housewares – 1.4%
1,150,000	American Achievement Corp. (a)	B–	10.875%	04/15/2016	10/15/13 @ 105	1,173,000
750,000	Prestige Brands, Inc.	B–	8.125%	02/01/2020	02/01/16 @ 104	847,500
						2,020,500

	Internet – 2.7%
1,970,000	Equinix, Inc.	BB	7.000%	07/15/2021	07/15/16 @ 104	2,199,013
1,400,000	Zayo Group LLC / Zayo Capital, Inc.	CCC+	10.125%	07/01/2020	07/01/16 @ 105	1,634,500
						3,833,513

	Iron & Steel – 1.6%
700,000	APERAM (Luxembourg) (a)	B+	7.375%	04/01/2016	10/01/13 @ 104	708,750
1,500,000	ArcelorMittal (Luxembourg)	BB+	4.250%	03/01/2016	N/A	1,560,000
						2,268,750

	Leisure Time – 1.3%
500,000	Good Sam Enterprises, LLC	B–	11.500%	12/01/2016	12/01/13 @ 109	541,250
250,000	Icon Health & Fitness, Inc. (a)	CCC+	11.875%	10/15/2016	10/15/13 @ 106	222,500
1,000,000	Sabre Holdings Corp.	CCC+	8.350%	03/15/2016	N/A	1,127,500
						1,891,250

	Lodging – 3.2%
500,000	Boyd Gaming Corp.	CCC+	7.125%	02/01/2016	02/01/14 @ 100	503,750
750,000	Caesars Entertainment Operating Co., Inc. (b)	CCC–	10.750%	02/01/2016	02/01/14 @ 100	648,750
575,000	CityCenter Holdings, LLC / CityCenter Finance Corp.	B	7.625%	01/15/2016	01/15/14 @ 104	613,812

See notes to financial statements.
140 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Lodging continued
$350,000	MGM Resorts International	B+	6.875%	04/01/2016	N/A	$386,750
1,020,000	MGM Resorts International	B+	7.500%	06/01/2016	N/A	1,151,325
850,000	MGM Resorts International (b)	B+	10.000%	11/01/2016	N/A	1,031,687
298,000	Sugarhouse HSP Gaming Prop. Mezz., LP / Sugarhouse HSP
	Gaming Finance Corp. (a)	B–	8.625%	04/15/2016	10/15/13 @ 104	317,743
						4,653,817

	Machinery-Diversified – 1.9%
600,000	CNH America, LLC	BB+	7.250%	01/15/2016	N/A	667,500
1,905,000	CNH Capital LLC	BB	6.250%	11/01/2016	N/A	2,105,025
						2,772,525

	Media – 3.7%
1,557,000	AMC Networks, Inc.	BB–	7.750%	07/15/2021	07/15/16 @ 104	1,771,087
2,590,000	DISH DBS Corp.	BB–	7.125%	02/01/2016	N/A	2,849,000
600,000	New York Times Co.	BB–	6.625%	12/15/2016	N/A	666,750
100,000	Quebecor Media, Inc. (Canada)	B+	7.750%	03/15/2016	03/15/14 @ 100	102,000
						5,388,837

	Mining – 2.3%
3,000,000	Inmet Mining Corp. (Canada) (a)	B+	8.750%	06/01/2020	06/01/16 @ 104	3,247,500

	Miscellaneous Manufacturing – 1.2%
1,650,000	Bombardier, Inc. (Canada) (a)	BB	4.250%	01/15/2016	N/A	1,716,000

	Oil & Gas – 12.3%
1,000,000	Chaparral Energy, Inc.	B–	8.250%	09/01/2021	09/01/16 @ 104	1,110,000
1,300,000	Chesapeake Energy Corp.	BB–	3.250%	03/15/2016	03/15/14 @ 101	1,293,500
1,200,000	Concho Resources, Inc.	BB+	7.000%	01/15/2021	01/15/16 @ 104	1,311,000
1,000,000	Continental Resources, Inc.	BB+	7.125%	04/01/2021	04/01/16 @ 104	1,127,500
1,500,000	Denbury Resources, Inc.	BB	6.375%	08/15/2021	08/15/16 @ 103	1,657,500
3,950,000	EP Energy, LLC / EP Energy Finance, Inc.	B	9.375%	05/01/2020	05/01/16 @ 105	4,498,062
600,000	Pbf Holding Co., LLC	BB+	8.250%	02/15/2020	02/15/16 @ 104	666,000
2,000,000	Plains Exploration & Production Co.	B	6.125%	06/15/2019	05/01/16 @ 103	2,205,000
1,750,000	Plains Exploration & Production Co.	B	6.625%	05/01/2021	06/15/16 @ 103	1,942,500
1,500,000	Quicksilver Resources, Inc.	CCC	11.750%	01/01/2016	07/01/14 @ 103	1,597,500
350,000	Quicksilver Resources, Inc. (b)	CCC	7.125%	04/01/2016	04/01/14 @ 100	351,750
						17,760,312

	Oil & Gas Services – 0.7%
1,000,000	Cie Generale de Geophysique – Veritas (France)	BB–	6.500%	06/01/2021	06/01/16 @ 103	1,050,000

	Packaging & Containers – 4.9%
1,500,000	Berry Plastics Corp.	CCC+	9.750%	01/15/2021	01/15/16 @ 105	1,740,000
1,500,000	Crown Americas /Crown Americas Capital Corp. III	BB	6.250%	02/01/2021	02/01/16 @ 103	1,646,250
850,000	Owens-Brockway Glass Container, Inc.	BB	7.375%	05/15/2016	N/A	977,500
500,000	Packaging Dynamics Corp. (a)	B	8.750%	02/01/2016	02/01/14 @ 102	523,750
1,850,000	Sealed Air Corp. (a)	BB–	8.375%	09/15/2021	09/15/16 @ 104	2,146,000
						7,033,500

	Pharmaceuticals – 3.4%
650,000	Valeant Pharmaceuticals International (a)	BB–	6.500%	07/15/2016	07/15/14 @ 102	676,000
4,000,000	Valeant Pharmaceuticals International (a)	BB–	6.375%	10/15/2020	10/15/16 @ 103	4,220,000
						4,896,000

See notes to financial statements.
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BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Pipelines – 4.5%
$1,500,000	Kinder Morgan Finance Co., ULC	BB	5.700%	01/05/2016	N/A	$1,640,309
750,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp.	BB	6.500%	08/15/2021	02/15/16 @ 103	815,625
1,750,000	Regency Energy Partners LP / Regency Energy Finance Corp.	BB	6.500%	07/15/2021	07/15/16 @ 103	1,903,125
2,000,000	Targa Resources Partners LP / Targas Resources Finance Corp.	BB	6.875%	02/01/2021	02/01/16 @ 103	2,170,000
						6,529,059

	Real Estate – 0.8%
500,000	Realogy Corp. (a)	BB–	7.625%	01/15/2020	01/15/16 @ 104	568,750
500,000	Realogy Corp. (a) (b)	B–	9.000%	01/15/2020	01/15/16 @ 105	583,750
						1,152,500

	Real Estate Investment Trusts – 1.0%
1,000,000	Geo Group, Inc.	B+	6.625%	02/15/2021	02/15/16 @ 103	1,095,000
350,000	iStar Financial, Inc., Series 1	B+	5.875%	03/15/2016	N/A	372,750
						1,467,750

	Retail – 1.5%
1,300,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	Ba2	6.750%	05/20/2020	05/20/16 @ 103	1,423,500
750,000	Toys “R” US, Inc. (a) (b)	B+	7.375%	09/01/2016	09/01/13 @ 104	777,187
						2,200,687

	Shipbuilding – 1.1%
1,400,000	Huntington Ingalls Industries, Inc.	B+	7.125%	03/15/2021	03/15/16 @ 104	1,543,500

	Software – 2.6%
3,750,000	First Data Corp.	CCC+	11.250%	03/31/2016	09/30/13 @ 100	3,787,500

	Telecommunications – 9.6%
350,000	Clearwire Communications, LLC / Clearwire Finance, Inc. (a)	CCC	14.750%	12/01/2016	N/A	483,000
2,300,000	Intelsat Jackson Holdings SA (Luxembourg)	B	7.500%	04/01/2021	04/01/16 @ 104	2,538,625
450,000	ITC Deltacom, Inc.	B–	10.500%	04/01/2016	04/01/14 @ 103	476,302
2,650,000	Level 3 Financing, Inc.	CCC	8.625%	07/15/2020	11/15/16 @ 104	2,924,938
800,000	NII Capital Corp. (b)	CCC	10.000%	08/15/2016	08/15/14 @ 103	812,000
3,350,000	Sprint Nextel Corp.	B+	6.000%	12/01/2016	N/A	3,626,375
1,750,000	UPCB Finance V Ltd. (Cayman Islands) (a)	BB–	7.250%	11/15/2021	11/15/16 @ 104	1,938,125
1,000,000	Windstream Corp.	B	7.750%	10/01/2021	10/01/16 @ 104	1,080,000
						13,879,365

	Textiles – 0.1%
100,000	Mohawk Industries, Inc.	BBB–	6.375%	01/15/2016	N/A	111,565

	Transportation – 0.4%
500,000	CEVA Group PLC (United Kingdom) (a)	CCC–	11.625%	10/01/2016	10/01/13 @ 106	527,500

	Total Corporate Bonds – 97.8%
	(Cost $139,443,524)					140,912,436
See notes to financial statements.
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Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned – 0.8%
1,080,280	BNY Mellon Securities Lending Overnight Fund, 0.0730% (c) (d)
	(Cost $1,080,280)	$1,080,280

	Total Investments – 98.6%
	(Cost $140,523,804)	141,992,716
	Other Assets in excess of Liabilities – 1.4%	2,016,882
	Net Assets – 100.0%	$144,009,598

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

OYJ – Public Traded Company

PLC – Public Limited Company

SA – Corporation

ULC – Unlimited Liability Company

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013 these securities amounted to $29,288,774, which represents 20.34% of net assets applicable to common shares.

(b)	Security, or portion thereof, was on loan at May 31, 2013.

(c)	At May 31, 2013, the total market value of the Fund’s securities on loan was $1,054,299 and the total market value of the collateral held by the Fund was $1,080,280.

(d)	Interest rate shown reflects yield as of May 31, 2013.

% of Corporate
Country Breakdown	Bonds
United States	87.8%
Canada	4.0%
Luxembourg	3.4%
United Kingdom	2.0%
Cayman Islands	1.4%
France	1.0%
Finland	0.4%
Country breakdown is shown as a percentage of corporate bonds.

See notes to financial statements.
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BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 98.1%
	Corporate Bonds – 97.5%
	Advertising – 1.7%
$750,000	Lamar Media Corp.	BB–	5.875%	02/01/2022	02/01/17 @ 103	$813,750
300,000	Sitel, LLC / Sitel Finance Corp.(a)	B	11.000%	08/01/2017	08/01/14 @ 106	324,000
						1,137,750

	Aerospace & Defense – 0.6%
350,000	Kratos Defense & Security Solutions, Inc.	B	10.000%	06/01/2017	06/01/14 @ 105	383,250

	Auto Manufacturers – 0.1%
75,000	Oshkosh Corp.	BB	8.250%	03/01/2017	03/01/14 @ 104	81,000

	Auto Parts & Equipment – 1.7%
800,000	Schaeffler Finance BV (Netherlands)(a)	B+	7.750%	02/15/2017	N/A	904,000
250,000	Titan International, Inc.	B+	7.875%	10/01/2017	10/01/13 @ 106	268,750
						1,172,750

	Banks – 9.0%
1,250,000	Ally Financial, Inc.	B+	5.500%	02/15/2017	N/A	1,343,098
900,000	Ally Financial, Inc.	B+	6.250%	12/01/2017	N/A	993,868
1,250,000	CIT Group, Inc.	BB–	5.000%	05/15/2017	N/A	1,337,500
1,500,000	CIT Group, Inc.	BB–	4.250%	08/15/2017	N/A	1,550,625
850,000	Synovus Financial Corp.	B	5.125%	06/15/2017	N/A	858,500
						6,083,591

	Beverages – 1.5%
850,000	Constellation Brands, Inc.	BB+	7.250%	05/15/2017	N/A	997,688

	Building Materials – 2.2%
250,000	Ainsworth Lumber Co. Ltd. (Canada)(a)	B	7.500%	12/15/2017	12/15/14 @ 104	271,250
750,000	Associated Materials, LLC / AMH New Finance, Inc.	B–	9.125%	11/01/2017	11/01/13 @ 107	796,875
250,000	Norbord Delaware GP I(a)	BB–	7.700%	02/15/2017	N/A	291,250
100,000	Vulcan Materials Co.	BB	6.400%	11/30/2017	N/A	111,750
						1,471,125

	Coal – 0.5%
350,000	CONSOL Energy, Inc.	BB	8.000%	04/01/2017	04/01/14 @ 104	376,250

	Commercial Services – 3.2%
250,000	Ashtead Capital, Inc.(a)	BB–	6.500%	07/15/2022	07/15/17 @ 103	271,250
250,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.(a)(b)	B	4.875%	11/15/2017	05/15/15 @ 102	260,000
750,000	DynCorp International, Inc.(b)	B–	10.375%	07/01/2017	07/01/14 @ 105	772,500
500,000	RR Donnelley & Sons Co.	BB	6.125%	01/15/2017	N/A	536,250
300,000	Service Corp. International	BB–	7.000%	06/15/2017	N/A	344,250
						2,184,250

	Computers – 0.4%
250,000	Unisys Corp.	BB–	6.250%	08/15/2017	N/A	268,750

	Diversified Financial Services – 6.5%
750,000	Aircastle Ltd. (Bermuda)	BB+	6.750%	04/15/2017	N/A	828,750
400,000	Credit Acceptance Corp.	BB	9.125%	02/01/2017	02/01/14 @ 105	434,000
750,000	E*Trade Financial Corp.	B–	6.000%	11/15/2017	11/15/14 @ 103	785,625
100,000	Ford Motor Credit Co., LLC	BB+	6.625%	08/15/2017	N/A	116,407

See notes to financial statements.
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BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Diversified Financial Services continued
$1,500,000	General Motors Financial Co., Inc.(a)	BB–	4.750%	08/15/2017	N/A	$1,590,000
580,000	Nuveen Investments, Inc.(a)	CCC	9.125%	10/15/2017	10/15/14 @ 107	611,900
						4,366,682

	Electric – 0.9%
103,000	AES Corp.	BB–	8.000%	10/15/2017	N/A	121,282
82,000	Calpine Corp.(a)	BB–	7.250%	10/15/2017	10/15/13 @ 104	86,100
250,000	CMS Energy Corp.	BBB–	6.550%	07/17/2017	N/A	295,153
100,000	InterGen NV (Netherlands)(a)	B	9.000%	06/30/2017	06/30/14 @ 102	103,125
						605,660

	Electrical Components & Equipment – 1.4%
250,000	International Wire Group Holdings, Inc.(a)	B	8.500%	10/15/2017	10/15/15 @ 104	258,750
650,000	WireCo WorldGroup, Inc.	B–	9.500%	05/15/2017	05/15/14 @ 102	677,625
						936,375

	Food – 4.1%
582,000	Bumble Bee Holdings, Inc.(a) (b)	B	9.000%	12/15/2017	12/15/14 @ 105	641,655
600,000	Smithfield Foods, Inc.	BB	7.750%	07/01/2017	N/A	700,500
1,250,000	Smithfield Foods, Inc.	BB	6.625%	08/15/2022	08/15/17 @ 103	1,425,000
						2,767,155

	Forest Products & Paper – 0.8%
250,000	Cascades, Inc. (Canada)	B	7.750%	12/15/2017	12/15/13 @ 104	263,750
250,000	Sappi Papier Holding GmbH (Austria)(a)	BB	7.750%	07/15/2017	04/15/17 @ 100	273,750
						537,500

	Hand & Machine Tools – 0.7%
425,000	Victor Technologies Group, Inc.	B–	9.000%	12/15/2017	12/15/13 @ 107	465,375

	Health Care Products – 0.4%
250,000	Accellent, Inc.	B+	8.375%	02/01/2017	02/01/14 @ 104	264,375

	Health Care Services – 2.0%
250,000	Capella Healthcare, Inc.	B	9.250%	07/01/2017	07/01/14 @ 105	268,437
250,000	Centene Corp.	BB	5.750%	06/01/2017	N/A	269,375
450,000	Fresenius Medical Care US Finance, Inc.	BB+	6.875%	07/15/2017	N/A	515,250
250,000	Health Net, Inc.	BB	6.375%	06/01/2017	N/A	269,688
						1,322,750

	Home Builders – 4.6%
700,000	D.R. Horton, Inc.	BB–	4.750%	05/15/2017	N/A	752,500
575,000	KB Home	B	9.100%	09/15/2017	N/A	687,125
250,000	Lennar Corp., Series B	BB–	12.250%	06/01/2017	N/A	330,625
750,000	Lennar Corp.	BB–	4.750%	12/15/2017	09/15/17 @ 100	800,625
250,000	Lennar Corp.(a)	BB–	4.750%	11/15/2022	08/15/22 @ 100	250,625
250,000	Ryland Group	BB–	8.400%	05/15/2017	N/A	296,250
						3,117,750

	Iron & Steel – 5.5%
1,750,000	ArcelorMittal (Luxembourg)	BB+	5.000%	02/25/2017	N/A	1,824,375
300,000	Commercial Metals Co.	BB+	6.500%	07/15/2017	N/A	330,000
850,000	Ryerson, Inc. / Joseph T. Ryerson & Son, Inc.(a)	CCC+	9.000%	10/15/2017	04/15/15 @ 105	921,187
600,000	United States Steel Corp.	BB	6.050%	06/01/2017	N/A	639,000
						3,714,562

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Lodging – 2.8%
$1,250,000	Caesars Entertainment Operating Co., Inc.	B–	11.250%	06/01/2017	06/01/14 @ 103	$1,309,375
500,000	MGM Resorts International	B+	7.625%	01/15/2017	N/A	573,125
						1,882,500

	Machinery-Diversified – 2.2%
1,250,000	Case New Holland, Inc.	BB+	7.875%	12/01/2017	N/A	1,475,000

	Media – 3.8%
1,150,000	Cablevision Systems Corp.	B+	8.625%	09/15/2017	N/A	1,345,500
1,100,000	DISH DBS Corp.	BB–	4.625%	07/15/2017	N/A	1,105,500
75,000	Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc.	B	8.875%	04/15/2017	04/15/14 @ 104	81,937
						2,532,937

	Metal Fabricate & Hardware – 0.5%
350,000	Mueller Water Products, Inc.	CCC+	7.375%	06/01/2017	06/01/14 @ 101	360,500

	Miscellaneous Manufacturing – 1.6%
250,000	Polypore International, Inc.(b)	B+	7.500%	11/15/2017	11/15/13 @ 106	268,750
700,000	SPX Corp.	BB+	6.875%	09/01/2017	N/A	782,250
						1,051,000

	Oil & Gas – 7.3%
750,000	Chesapeake Energy Corp.(b)	BB–	6.500%	08/15/2017	N/A	828,750
350,000	Comstock Resources, Inc.	B–	8.375%	10/15/2017	10/15/13 @ 104	373,625
350,000	Hercules Offshore, Inc.(a)	BB–	7.125%	04/01/2017	04/01/14 @ 105	378,000
1,500,000	SandRidge Energy, Inc.	B–	8.125%	10/15/2022	04/15/17 @ 104	1,608,750
100,000	Stone Energy Corp.	B–	8.625%	02/01/2017	02/01/14 @ 104	108,000
300,000	Sunoco, Inc.	BBB–	5.750%	01/15/2017	N/A	334,435
100,000	Swift Energy Co.	B+	7.125%	06/01/2017	06/01/14 @ 101	102,500
750,000	Tesoro Corp.	BB+	4.250%	10/01/2017	09/01/17 @ 100	783,750
350,000	WPX Energy, Inc.	BB+	5.250%	01/15/2017	N/A	373,625
						4,891,435

	Packaging & Containers – 0.8%
500,000	Pactiv LLC	CCC+	8.125%	06/15/2017	N/A	531,250

	Pharmaceuticals – 0.5%
350,000	Valeant Pharmaceuticals International(a)	BB–	6.750%	10/01/2017	10/01/14 @ 103	375,375

	Pipelines – 4.2%
825,000	Access Midstream Partners LP / ACMP Finance Corp.	BB–	6.125%	07/15/2022	01/15/17 @ 103	886,875
750,000	El Paso LLC	BB	7.000%	06/15/2017	N/A	858,026
1,000,000	NGPL Pipeco LLC(a)	B	7.119%	12/15/2017	N/A	1,055,000
						2,799,901

	Real Estate – 0.8%
500,000	Toys “R” US Property Co. II, LLC	B+	8.500%	12/01/2017	12/01/13 @ 104	531,875

	Real Estate Investment Trusts – 0.2%
110,000	iStar Financial, Inc.	B+	9.000%	06/01/2017	N/A	128,150

See notes to financial statements.
146 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

Number					Optional Call
of Shares	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Retail – 8.5%
$250,000	Bon-Ton Department Stores, Inc.	B–	10.625%	07/15/2017	07/15/13 @ 100	$252,815
450,000	Dollar General Corp.	BBB–	4.125%	07/15/2017	N/A	488,832
100,000	Ferrellgas, LP / Ferrellgas Finance Corp.	B	9.125%	10/01/2017	10/01/13 @ 105	106,500
362,000	L Brands, Inc.	BB–	6.900%	07/15/2017	N/A	417,205
750,000	Logan’s Roadhouse, Inc.	B–	10.750%	10/15/2017	10/15/13 @ 108	709,688
500,000	Rite Aid Corp.(b)	B–	7.500%	03/01/2017	03/01/14 @ 101	515,000
400,000	Rite Aid Corp.(b)	CCC	9.500%	06/15/2017	06/15/14 @ 102	414,500
1,250,000	Sally Holdings, LLC / Sally Capital, Inc.	BB+	5.750%	06/01/2022	06/01/17 @ 103	1,321,875
500,000	Sonic Automotive, Inc.	BB–	7.000%	07/15/2022	07/15/17 @ 104	555,625
600,000	Tops Holding Corp./Tops Markets LLC(a)	B	8.875%	12/15/2017	06/15/15 @ 104	663,000
250,000	Toys “R” US, Inc.	CCC+	10.375%	08/15/2017	02/15/15 @ 105	274,375
						5,719,415

	Semiconductors – 1.2%
750,000	Advanced Micro Devices, Inc.(b)	B	8.125%	12/15/2017	12/15/13 @ 104	780,000

	Software – 0.4%
250,000	Aspect Software, Inc.	CCC+	10.625%	05/15/2017	05/15/14 @ 105	261,875

	Telecommunications – 12.1%
70,000	Cincinnati Bell, Inc.	B	8.250%	10/15/2017	10/15/13 @ 104	74,025
500,000	Frontier Communications Corp.	BB–	8.250%	04/15/2017	N/A	587,500
250,000	Inmarsat Finance PLC (United Kingdom)(a)	BB+	7.375%	12/01/2017	12/01/13 @ 104	263,750
1,250,000	Sprint Nextel Corp.	B+	9.125%	03/01/2017	N/A	1,468,750
1,250,000	Sprint Nextel Corp.	B+	8.375%	08/15/2017	N/A	1,446,875
300,000	Telesat Canada / Telesat, LLC (Canada)(a)	B–	6.000%	05/15/2017	05/15/14 @ 103	314,625
2,000,000	Wind Acquisition Finance SA (Luxembourg)(a)	B	11.750%	07/15/2017	07/15/15 @ 100	2,115,000
1,600,000	Windstream Corp.	B	7.875%	11/01/2017	N/A	1,848,000
						8,118,525

	Transportation – 2.8%
650,000	CEVA Group PLC (United Kingdom)(a) (b)	CCC+	8.375%	12/01/2017	12/01/13 @ 106	676,000
250,000	Florida East Coast Railway Corp.	B–	8.125%	02/01/2017	02/01/14 @ 104	267,500
500,000	Hapag-Lloyd AG (Germany)(a)(b)	B–	9.750%	10/15/2017	10/15/14 @ 105	530,000
400,000	Marquette Transportation Co. / Marquette Transportation Finance Corp.	B–	10.875%	01/15/2017	01/15/14 @ 105	435,000
						1,908,500

	Total Corporate Bonds – 97.5%
	(Cost $64,868,689)					65,602,826

See notes to financial statements.
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BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

Number
of Shares	Description	Value
	Exchange Traded Fund – 0.6%
9,300	SPDR Barclays High Yield Bond ETF	$377,394
	(Cost $380,921)

	Total Long-Term Investments – 98.1%
	(Cost $65,249,610)	65,980,220

	Investments of Collateral for Securities Loaned – 2.6%
1,762,036	BNY Mellon Securities Lending Overnight Fund, 0.0730%(c) (d)
	(Cost $1,762,036)	1,762,036

	Total Investments – 100.7%
	(Cost $67,011,646)	67,742,256
	Liabilities in excess of Other Assets – (0.7%)	(491,452)
	Net Assets – 100.0%	$67,250,804

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

SA – Corporation

GmbH – Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013 these securities amounted to $13,429,592, which represents 20.0% of net assets.

(b)	Security, or portion thereof, was on loan at May 31, 2013.

(c)	At May 31, 2013, the total market value of the Fund’s securities on loan was $1,720,011 and the total market value of the collateral held by the Fund was $1,762,036.

(d)	Interest rate shown reflects yield as of May 31, 2013.

% of Long-Term
Country Breakdown	Investments
United States	87.3%
Luxembourg	6.0%
Netherlands	1.5%
United Kingdom	1.4%
Canada	1.3%
Bermuda	1.3%
Germany	0.8%
Austria	0.4%
Country breakdown is shown as a percentage of long-term investments.

See notes to financial statements.
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BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 98.2%
	Corporate Bonds – 97.3%
	Auto Parts & Equipment – 0.5%
$300,000	Meritor, Inc.	B–	10.625%	03/15/2018	03/15/14 @ 105	$330,375
36,000	Tomkins LLC / Tomkins, Inc.	BB–	9.000%	10/01/2018	10/01/14 @ 105	39,960
						370,335

	Banks – 2.7%
359,000	Ally Financial, Inc.	B–	8.000%	12/31/2018	N/A	421,825
900,000	CIT Group, Inc.	BB–	5.250%	03/15/2018	N/A	972,000
350,000	CIT Group, Inc.(a)	BB–	6.625%	04/01/2018	N/A	395,500
						1,789,325

	Building Materials – 3.6%
500,000	Griffon Corp.	BB–	7.125%	04/01/2018	04/01/14 @ 105	540,000
250,000	Interline Brands, Inc.	B+	7.500%	11/15/2018	11/15/13 @ 106	268,750
300,000	Ply Gem Industries, Inc.	B	8.250%	02/15/2018	02/15/14 @ 106	323,625
600,000	USG Corp.	B–	9.750%	01/15/2018	N/A	709,500
525,000	Vulcan Materials Co.	BB	7.000%	06/15/2018	N/A	598,500
						2,440,375

	Chemicals – 2.5%
500,000	Ashland, Inc.(a)	BB	3.875%	04/15/2018	03/15/18 @ 100	515,625
1,100,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC	CCC+	8.875%	02/01/2018	02/01/14 @ 104	1,153,625
						1,669,250

	Coal – 1.6%
700,000	Peabody Energy Corp.	BB+	6.000%	11/15/2018	N/A	751,625
300,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.	B–	8.250%	04/15/2018	04/15/14 @ 104	321,000
						1,072,625

	Commercial Services – 2.6%
300,000	Hertz Corp.(a)	B	4.250%	04/01/2018	N/A	309,750
278,000	RR Donnelley & Sons Co.	BB	7.250%	05/15/2018	N/A	303,715
200,000	Service Corp. International	BB–	7.625%	10/01/2018	N/A	237,000
750,000	Speedy Cash Intermediate Holdings Corp.(a)	B	10.750%	05/15/2018	05/15/15 @ 105	802,500
100,000	United Rentals North America, Inc.	BB	5.750%	07/15/2018	07/15/15 @ 103	107,250
						1,760,215

	Computers – 1.6%
1,000,000	SunGard Data Systems, Inc.	B	7.375%	11/15/2018	11/15/13 @ 106	1,070,000

	Diversified Financial Services – 1.6%
500,000	General Motors Financial Co., Inc.	BB–	6.750%	06/01/2018	N/A	572,500
500,000	Oxford Finance LLC / Oxford Finance Co-Issuer, Inc.(a)	B	7.250%	01/15/2018	01/15/15 @ 104	535,625
						1,108,125

	Electric – 3.2%
250,000	CMS Energy Corp.	BBB–	5.050%	02/15/2018	N/A	283,265
800,000	Ipalco Enterprises, Inc.	BB+	5.000%	05/01/2018	04/01/18 @ 100	864,000
850,000	NRG Energy, Inc.	BB–	7.625%	01/15/2018	N/A	962,625
						2,109,890

See notes to financial statements.
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BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Entertainment – 1.9%
$500,000	Boyd Acquisition Sub LLC / Boyd Acquisition Finance Corp.(a)	CCC+	8.375%	02/15/2018	08/15/14 @ 106	$545,000
500,000	Diamond Resorts Corp.	B–	12.000%	08/15/2018	08/15/14 @ 106	560,625
120,000	WMG Acquisition Corp.	B	11.500%	10/01/2018	10/01/14 @ 109	142,200
						1,247,825

	Environmental Control – 0.8%
250,000	Darling International, Inc.	BB+	8.500%	12/15/2018	12/15/14 @ 104	281,250
250,000	Heckmann Corp.(b)	B	9.875%	04/15/2018	04/15/15 @ 105	267,500
						548,750

	Food – 1.8%
142,000	B&G Foods, Inc.	B	7.625%	01/15/2018	01/15/14 @ 104	153,005
250,000	Michael Foods Holding, Inc.(a)	CCC+	8.500%	07/15/2018	07/15/14 @ 103	264,375
750,000	Pilgrim’s Pride Corp.	B	7.875%	12/15/2018	12/15/14 @ 104	819,375
						1,236,755

	Health Care Products – 3.0%
200,000	Alere, Inc.	CCC+	8.625%	10/01/2018	10/01/14 @ 104	217,500
150,000	Hanger, Inc.	B	7.125%	11/15/2018	11/15/14 @ 104	163,312
1,500,000	Kinetics Concept, Inc. / KCI USA, Inc.	B	10.500%	11/01/2018	11/01/15 @ 105	1,631,250
						2,012,062

	Health Care Services – 8.6%
1,300,000	CHS / Community Health System, Inc.	BB	5.125%	08/15/2018	08/15/15 @ 103	1,358,500
300,000	DaVita HealthCare Partners, Inc.	B	6.375%	11/01/2018	11/01/13 @ 105	319,500
600,000	Fresenius Medical Care US Finance, Inc.(a)	BB+	6.500%	09/15/2018	N/A	687,000
600,000	HCA, Inc.	B–	8.000%	10/01/2018	N/A	708,000
1,100,000	Tenet Healthcare Corp.	B+	6.250%	11/01/2018	N/A	1,222,375
1,350,000	Vanguard Health Holding Co. II, LLC / Vanguard Holding Co. II, Inc.	B–	8.000%	02/01/2018	02/01/14 @ 104	1,439,438
						5,734,813

	Home Builders – 2.7%
250,000	D.R. Horton, Inc.	BB–	3.625%	02/15/2018	11/15/17 @ 100	255,313
305,000	KB Home	B	7.250%	06/15/2018	N/A	344,650
300,000	Lennar Corp.	BB–	6.950%	06/01/2018	N/A	346,500
250,000	Lennar Corp.(a)	BB–	4.125%	12/01/2018	10/01/18 @ 100	253,750
500,000	Standard Pacific Corp.	B+	8.375%	05/15/2018	N/A	591,875
						1,792,088

	Household Products & Housewares – 4.1%
470,000	Armored Autogroup, Inc.	CCC	9.250%	11/01/2018	11/01/14 @ 105	449,437
1,100,000	Central Garden and Pet Co.	CCC+	8.250%	03/01/2018	03/01/14 @ 104	1,152,250
1,100,000	Reynolds Group Issuer, Inc.	CCC+	8.500%	05/15/2018	05/15/14 @ 104	1,160,500
						2,762,187

	Insurance – 1.4%
850,000	Hub International Ltd.(a)	CCC+	8.125%	10/15/2018	10/15/14 @ 104	918,000

See notes to financial statements.
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BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Iron & Steel – 6.3%
$500,000	AK Steel Corp.(a)	BB–	8.750%	12/01/2018	12/01/15 @ 104	$550,625
750,000	APERAM (Luxembourg)(a)	B+	7.750%	04/01/2018	04/01/15 @ 104	750,000
1,250,000	Arcelormittal (Luxembourg)	BB+	6.125%	06/01/2018	N/A	1,329,687
800,000	Commercial Metals Co.	BB+	7.350%	08/15/2018	N/A	906,000
600,000	United States Steel Corp.	BB	7.000%	02/01/2018	N/A	640,500
						4,176,812

	Lodging – 4.9%
850,000	Boyd Gaming Corp.(b)	CCC+	9.125%	12/01/2018	12/01/14 @ 105	926,500
250,000	Caesars Entertainment Operating Co.	CCC–	10.000%	12/15/2018	12/15/13 @ 105	152,500
500,000	Caesars Entertainment Operating Co., Inc.	CCC–	12.750%	04/15/2018	04/15/14 @ 106	352,500
1,000,000	Caesars Entertainment Operating Co., Inc., Series *	CCC–	10.000%	12/15/2018	12/15/13 @ 105	625,000
400,000	Marina District Finance Co., Inc.(b)	B+	9.875%	08/15/2018	08/15/14 @ 105	431,500
600,000	MGM Resorts International	B+	11.375%	03/01/2018	N/A	780,000
						3,268,000

	Machinery – Diversified – 0.4%
250,000	CNH Capital LLC(a)	BB	3.625%	04/15/2018	N/A	252,500

	Media – 8.2%
850,000	Cablevision Systems Corp.	B+	7.750%	04/15/2018	N/A	964,750
250,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB–	7.875%	04/30/2018	04/30/14 @ 104	264,765
500,000	CSC Holdings LLC	BB+	7.875%	02/15/2018	N/A	590,000
600,000	CSC Holdings LLC	BB+	7.625%	07/15/2018	N/A	708,000
400,000	Gannett Co., Inc.	BB	7.125%	09/01/2018	09/01/14 @ 104	435,000
550,000	Nara Cable Funding Ltd (Ireland)(a)	B+	8.875%	12/01/2018	12/01/13 @ 109	574,750
1,400,000	Nara Cable Funding Ltd (Ireland)(a)	B+	8.875%	12/01/2018	12/01/13 @ 109	1,484,000
300,000	Sinclair Television Group, Inc.	B	8.375%	10/15/2018	10/15/14 @ 104	333,000
100,000	XM Satellite Radio, Inc.(a)	BB	7.625%	11/01/2018	11/01/14 @ 104	110,500
						5,464,765

	Metal Fabricate & Hardware – 3.9%
1,050,000	Atkore International, Inc.	B	9.875%	01/01/2018	01/01/14 @ 107	1,136,625
900,000	JMC Steel Group, Inc.(a)	B	8.250%	03/15/2018	03/15/14 @ 106	915,750
500,000	Severstal Columbus, LLC	B	10.250%	02/15/2018	02/15/14 @ 105	537,500
						2,589,875

	Mining – 0.8%
500,000	Aleris International, Inc.	B	7.625%	02/15/2018	02/15/14 @ 106	539,375

	Miscellaneous Manufacturing – 1.3%
150,000	Amsted Industries, Inc.(a)	BB–	8.125%	03/15/2018	03/15/14 @ 104	161,625
600,000	Bombardier, Inc. (Canada)(a)	BB	7.500%	03/15/2018	N/A	690,000
						851,625

	Oil & Gas – 2.9%
350,000	Carrizo Oil & Gas, Inc.	B–	8.625%	10/15/2018	10/15/14 @ 104	383,250
682,000	Chesapeake Energy Corp.	BB–	7.250%	12/15/2018	N/A	789,415
250,000	EPL Oil & Gas, Inc.	B–	8.250%	02/15/2018	02/15/15 @ 104	270,000
250,000	EPL Oil & Gas, Inc.(a)	B–	8.250%	02/15/2018	02/15/15 @ 104	269,375
100,000	Newfield Exploration Co.	BB+	7.125%	05/15/2018	05/15/14 @ 102	103,250
100,000	Whiting Petroleum Corp.	BB+	6.500%	10/01/2018	10/01/14 @ 103	107,500
						1,922,790

See notes to financial statements.
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BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Oil & Gas Services – 1.3%
$400,000	Exterran Holdings, Inc.	BB	7.250%	12/01/2018	12/01/13 @ 105	$430,000
396,000	FTS International Services LLC / FTS International Bonds, Inc.(a)	B+	8.125%	11/15/2018	11/15/14 @ 104	423,720
						853,720

	Packaging & Containers – 0.6%
75,000	Berry Plastics Corp.	CCC+	9.500%	05/15/2018	05/15/14 @ 105	82,500
250,000	Owens-Illinois, Inc.	BB–	7.800%	05/15/2018	N/A	296,250
						378,750

	Pharmaceuticals – 0.8%
100,000	Grifols, Inc.	B+	8.250%	02/01/2018	02/01/14 @ 106	109,375
100,000	Valeant Pharmaceuticals International(a)	BB–	6.875%	12/01/2018	12/01/14 @ 103	107,250
300,000	Warner Chilcott Co., LLC / Warner Chilcott Finance, LLC (Puerto Rico)	BB	7.750%	09/15/2018	09/15/14 @ 104	332,438
						549,063

	Pipelines – 4.6%
700,000	El Paso LLC	BB	7.250%	06/01/2018	N/A	816,240
850,000	Kinder Morgan Finance Co. LLC(a)	BB	6.000%	01/15/2018	N/A	942,607
1,000,000	Niska Gas Storage US, LLC / Niska Gas Storage Canada ULC	B+	8.875%	03/15/2018	03/15/14 @ 104	1,055,000
250,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.	BB	7.875%	10/15/2018	10/15/14 @ 104	271,875
						3,085,722

	Real Estate Investment Trusts – 1.2%
250,000	iStar Financial, Inc.	B+	7.125%	02/15/2018	N/A	271,250
500,000	Sabra Health Care LP / Sabra Capital Corp.	BB–	8.125%	11/01/2018	11/01/14 @ 104	546,250
						817,500

	Retail – 5.0%
300,000	AutoNation, Inc.	BB+	6.750%	04/15/2018	N/A	346,125
10,000	CKE Restaurants, Inc.	B–	11.375%	07/15/2018	07/15/15 @ 103	10,463
100,000	DineEquity, Inc.	B–	9.500%	10/30/2018	10/30/14 @ 105	113,000
100,000	JC Penney Corp., Inc.	CCC–	5.750%	02/15/2018	N/A	90,000
500,000	Landry’s Holdings II, Inc.(a)	CCC+	10.250%	01/01/2018	01/01/15 @ 104	532,500
75,000	Michaels Stores, Inc.	B	7.750%	11/01/2018	11/01/14 @ 104	81,750
1,000,000	New Academy Finance Co. LLC / New Academy Finance Corp.(a)	CCC+	8.000%	06/15/2018	12/15/13 @ 102	1,035,000
250,000	Suburban Propane Partners LP / Suburban Energy Finance Corp.	BB–	7.500%	10/01/2018	10/01/14 @ 104	269,687
900,000	Toys “R” Us, Inc.	CCC+	7.375%	10/15/2018	N/A	896,625
						3,375,150

	Semiconductors – 1.0%
500,000	Amkor Technologies, Inc.	BB	7.375%	05/01/2018	05/01/14 @ 104	531,250
100,000	Freescale Semiconductor, Inc.(a)	B	10.125%	03/15/2018	03/15/14 @ 105	112,250
						643,500

	Software – 0.9%
100,000	Audatex North America, Inc.(a)	BB	6.750%	06/15/2018	06/15/14 @ 103	106,875
400,000	Infor US, Inc.	B–	11.500%	07/15/2018	07/15/15 @ 106	471,000
						577,875

	Telecommunications – 8.4%
350,000	Cincinnati Bell, Inc.	CCC+	8.750%	03/15/2018	03/15/14 @ 104	360,500
825,000	Frontier Communications Corp.	BB–	8.125%	10/01/2018	N/A	951,844
100,000	Level 3 Financing, Inc.	CCC+	10.000%	02/01/2018	02/01/14 @ 105	109,000

See notes to financial statements.
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BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Telecommunications continued
$100,000	PAETEC Holding Corp.	NR	9.875%	12/01/2018	12/01/14 @ 105	$114,250
2,350,000	Sprint Nextel Corp.(a)	BB–	9.000%	11/15/2018	N/A	2,855,250
250,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB–	7.250%	02/15/2018	11/15/13 @ 105	260,625
900,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB–	7.250%	02/15/2018	11/15/13 @ 105	942,750
						5,594,219

	Transportation – 0.6%
400,000	CEVA Group PLC (United Kingdom)(a) (c) (d)	CCC–	11.500%	04/01/2018	04/01/14 @ 106	261,750
100,000	Quality Distribution, LLC / QD Capital Corp.	B–	9.875%	11/01/2018	11/01/14 @ 105	112,250
						374,000

	Total Corporate Bonds – 97.3%
	(Cost $63,994,588)					64,957,861

Number
of Shares	Description					Value
	Exchange Traded Fund – 0.9%
14,300	SPDR Barclays High Yield Bond ETF(b)
	(Cost $590,979)					$580,294

	Total Long-Term Investments – 98.2%
	(Cost $64,585,567)					65,538,155

	Investments of Collateral for Securities Loaned – 1.4%
972,232	BNY Mellon Securities Lending Overnight Fund, 0.0730%(e) (f)
	(Cost $972,232)					972,232

	Total Investments – 99.6%
	(Cost $65,557,799)					66,510,387
	Other Assets in excess of Liabilities – 0.4%					237,623
	Net Assets – 100.0%					$66,748,010

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

ULC – Unlimited Liability Company

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013 these securities amounted to $18,566,827, which represents 27.8% of net assets applicable to common shares.

(b)	Security, or portion thereof, was on loan at May 31, 2013.

(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $261,750 which represents 0.4% of net assets applicable to common shares.

(d)	Illiquid Security.

(e)	At May 31, 2013, the total market value of the Fund’s securities on loan was $949,930 and the total market value of the collateral held by the Fund was $972,232.

(f)	Interest rate shown reflects yield as of May 31, 2013.

See notes to financial statements.
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BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

% of Long-Term
Country Breakdown	Investments
United States	89.9%
Luxembourg	5.0%
Ireland	3.1%
Canada	1.1%
Puerto Rico	0.5%
United Kingdom	0.4%
Country breakdown is shown as a percentage of long-term investments.

See notes to financial statements.
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GIY Guggenheim Enhanced Core Bond ETF

Principal
Amount	Description	Rating *	Coupon	Maturity	Value
	Long-Term Investments – 98.4%
	Corporate Bonds – 20.0%
	Banks – 6.7%
$40,000	Bank of America Corp.	A–	7.625%	06/01/2019	$50,445
50,000	Citigroup, Inc.	A–	8.125%	07/15/2039	71,139
50,000	City National Corp.	BBB+	5.250%	09/15/2020	56,294
50,000	Goldman Sachs Group, Inc., Series GMTN	A–	5.375%	03/15/2020	56,919
40,000	JPMorgan Chase & Co.	A	4.750%	03/01/2015	42,597
50,000	Morgan Stanley, Series GMTN	A–	7.300%	05/13/2019	61,337
					338,731

	Biotechnology – 1.0%
40,000	Biogen IDEC, Inc.	A–	6.875%	03/01/2018	48,589

	Building Materials – 0.2%
9,000	Owens Corning	BBB–	6.500%	12/01/2016	10,137

	Diversified Financial Services – 0.8%
40,000	American Express Co.	BBB+	7.250%	05/20/2014	42,581

	Electric – 1.0%
50,000	Constellation Energy Group, Inc.	BBB–	4.550%	06/15/2015	53,497

	Insurance – 5.6%
50,000	ACE INA Holdings, Inc.	A	2.600%	11/23/2015	52,263
40,000	American Financial Group, Inc.	BBB+	9.875%	06/15/2019	53,746
50,000	Axis Specialty Finance, LLC	A–	5.875%	06/01/2020	57,389
50,000	Chubb Corp.	A+	5.750%	05/15/2018	59,797
50,000	PartnerRe Finance, LLC	A–	6.875%	06/01/2018	59,654
					282,849

	Media – 2.1%
40,000	CBS Corp.	BBB	8.875%	05/15/2019	52,858
50,000	Time Warner, Inc.	BBB	4.750%	03/29/2021	55,925
					108,783

	Oil & Gas – 1.0%
40,000	EQT Corp.	BBB	8.125%	06/01/2019	49,768

	Pipelines – 1.2%
50,000	Oneok, Inc.	BBB	5.200%	06/15/2015	53,989
6,000	Williams Cos., Inc.	BBB–	8.750%	03/15/2032	8,034
					62,023

	Retail – 0.4%
19,000	Macy’s Retail Holdings, Inc.	BBB	7.875%	07/15/2015	21,672

	Total Corporate Bonds – 20.0%
	(Cost $944,809)				1,018,630

	Mortgage Backed Securities – 48.1%
410,386	Freddie Mac	NR	5.500%	01/01/2039	441,449
1,052,576	Freddie Mac	NR	4.500%	11/01/2039	1,116,751
883,570	Freddie Mac	AA+	3.000%	11/01/2042	885,849
	(Cost $2,426,588)				2,444,049

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 155

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

GIY Guggenheim Enhanced Core Bond ETF continued

Principal
Amount	Description	Rating *	Coupon	Maturity	Value
	U.S. Government Agency Securities – 9.0%
$5,000	Federal Home Loan Banks	AA+	3.125%	12/13/2013	$5,080
400,000	Freddie Mac	AA+	5.250%	04/18/2016	453,524
	(Cost $444,736)				458,604

	U.S. Treasury Securities – 21.3%
500,000	U.S. Treasury Bill(a)	NR	0.000%	08/29/2013	499,961
600,000	U.S. Treasury Note/Bond	NR	3.125%	11/15/2041	583,406
	(Cost $1,133,652)				1,083,367

	Total Long-Term Investments – 98.4%
	(Cost $4,949,785)				5,004,650

Number
of Shares	Description				Value
	Money Market Fund – 1.2%
62,728	Dreyfus Treasury Prime Cash Management Institutional Shares
	(Cost $62,728)			12/31/2049	$62,728

	Total Investments – 99.6%
	(Cost $5,012,513)				5,067,378
	Other Assets in excess of Liabilities – 0.4%				21,651
	Net Assets – 100.0%				$5,089,029

LLC – Limited Liability Company

NR – Not Rated

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aa+. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

(a)	Zero coupon bond.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

See notes to financial statements.
156 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

GSY Guggenheim Enhanced Short Duration Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 22.6%
	Auto Manufacturers – 1.3%
$4,225,000	Daimler Finance North America, LLC(a)	A–	1.300%	07/31/2015	N/A	$4,252,365

	Banking – 2.2%
1,500,000	Barclays Bank PLC (United Kingdom)(b)	A	1.317%	01/13/2014	N/A	1,508,512
1,768,000	Garanti Diversified Payment Rights Finance Co., Series 2007-A, Class A1
	(Cayman Islands)(b) (c)	BBB+	0.469%	07/09/2017	N/A	1,667,401
2,250,000	UBS AG, Series FRN (Switzerland)(b)	A	1.276%	01/28/2014	N/A	2,263,642
300,000	Wachovia Corp., Series MTN(b)	A+	0.464%	08/01/2013	N/A	300,199
1,500,000	Wells Fargo & Co., Series FRN(b)	A+	1.197%	06/26/2015	N/A	1,521,515
						7,261,269

	Commercial Financial – 2.1%
500,000	Ford Motor Credit Co., LLC	BB+	7.000%	04/15/2015	N/A	550,254
900,000	Ford Motor Credit Co., LLC	BB+	8.000%	06/01/2014	N/A	958,917
2,000,000	Ford Motor Credit Co., LLC	BB+	8.700%	10/01/2014	N/A	2,198,032
3,000,000	General Electric Capital Corp.(b)	AA+	1.303%	07/02/2015	N/A	3,042,417
						6,749,620

	Construction Materials – 0.5%
1,500,000	CRH America, Inc.	BBB+	5.300%	10/15/2013	N/A	1,525,240

	Consumer Financial – 0.1%
400,000	American Express Credit Co.(b)	A–	1.123%	06/24/2014	N/A	402,829

	Diversified Financial Services – 0.7%
2,200,000	International Lease Finance Corp.(b)	BBB–	2.224%	06/15/2016	N/A	2,222,000

	Exploration & Production – 1.7%
1,000,000	Canadian Oil Sands Ltd. (Canada)(a)	BBB	5.800%	08/15/2013	N/A	1,009,853
4,333,665	RAS Laffan Liquefied Natural Gas Co. Ltd. III (Qatar)(a)	A	5.832%	09/30/2016	N/A	4,658,690
						5,668,543

	Financial Services – 2.8%
2,500,000	Goldman Sachs Group, Inc., Series FRN(b)	A–	1.476%	04/30/2018	N/A	2,515,350
3,500,000	JPMorgan Chase & Co., Series GMTN(b)	A	0.893%	02/26/2016	N/A	3,513,801
3,000,000	Morgan Stanley(b)	A–	1.523%	02/25/2016	N/A	3,014,115
						9,043,266

	Food & Beverage – 0.1%
500,000	Anheuser – Busch InBev Worldwide, Inc.(b)	A	0.637%	07/14/2014	N/A	501,784

	Hardware – 0.8%
2,500,000	Xerox Corp., Series FRN(b)	BBB–	1.672%	09/13/2013	N/A	2,505,590

	Healthcare Facilities – 0.9%
3,000,000	Express Scripts Holding Co.	BBB+	2.100%	02/12/2015	N/A	3,063,900

	Life Insurance – 0.1%
400,000	MetLife, Inc.(b)	A–	1.523%	08/06/2013	N/A	400,834

	Media Non-Cable – 0.9%
2,613,000	WPP Finance (United Kingdom)	BBB	8.000%	09/15/2014	N/A	2,839,142

	Metals & Mining – 1.9%
1,450,000	Anglo American Capital PLC (United Kingdom)(a)	BBB	9.375%	04/08/2014	N/A	1,546,729
4,600,000	Glencore Funding, LLC(a) (b)	BBB	1.431%	05/27/2016	N/A	4,596,780
						6,143,509

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 157

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

GSY Guggenheim Enhanced Short Duration Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Property & Casualty Insurance – 1.8%
$3,100,000	Aspen Insurance Holdings Ltd. (Bermuda)	BBB+	6.000%	08/15/2014	N/A	$3,269,201
500,000	Berkshire Hathaway, Inc., Series FRN(b)	AA	0.975%	08/15/2014	N/A	504,158
2,000,000	XL Group PLC (Ireland)	BBB+	5.250%	09/15/2014	N/A	2,106,438
						5,879,797

	Railroad – 0.3%
1,000,000	CSX Corp.	BBB	5.500%	08/01/2013	N/A	1,007,637

	Real Estate – 0.3%
950,000	WEA Finance, LLC / WT Finance Pty Ltd. (Australia)(a)	A–	5.750%	09/02/2015	N/A	1,048,089

	Real Estate Investment Trusts – 1.3%
1,300,000	Health Care REIT, Inc.	BBB	5.875%	05/15/2015	N/A	1,420,275
1,350,000	Mack-Cali Realty, LP	BBB	5.125%	02/15/2014	N/A	1,388,116
1,300,000	Realty Income Corp.	BBB+	5.500%	11/15/2015	N/A	1,411,089
						4,219,480

	Retail Staples – 0.6%
2,000,000	Walgreen Co.(b)	BBB	0.772%	03/13/2014	N/A	2,004,446

	Software & Services – 0.8%
2,000,000	CA, Inc.	BBB+	6.125%	12/01/2014	N/A	2,144,148
250,000	Symantec Corp.	BBB	2.750%	09/15/2015	N/A	258,650
						2,402,798

	Trucking & Leasing – 0.9%
3,000,000	Penske Truck Leasing Co., LP / PTL Finance Corp.(a)	BBB–	2.500%	07/11/2014	N/A	3,048,264

	Utilities – 0.5%
1,500,000	Taqa Abu Dhabi National Energy Co. (United Arab Emirates)(a)	A–	6.600%	08/01/2013	N/A	1,513,005

	Total Corporate Bonds – 22.6%
	(Cost $73,538,567)					73,703,407

	Asset Backed Securities – 9.4%
	Airlines – 0.4%
1,328,540	ACS Pass-Through Trust, Series 2007-1X, Class G1(b)	A+	0.508%	06/14/2037	N/A	1,232,221

	Collateralized Debt Obligation – 2.4%
847,523	GSC Partners Gemini Fund Ltd., Series 1A, Class C (Cayman Islands)(a) (b)	AAA	3.779%	10/10/2014	N/A	846,272
761,388	Legg Mason Real Estate CDO I Ltd. Series 2006-A1 Class A1T (Cayman Islands)(a) (b)	BBB+	0.473%	03/25/2038	N/A	741,401
6,066,764	Newcastle 2007, CDO Ltd., Series 9A, Class A1(a) (b)	A1	0.453%	05/25/2052	N/A	5,878,513
63,717	Putnam Structured Product CDO, Series 2001-1A, Class A1SS
	(Cayman Islands)(a) (b)	AA	0.773%	02/25/2032	N/A	62,084
439,825	South Coast Funding, Series 5X, Class A1 (Cayman Islands)(b)	A	0.633%	08/06/2039	N/A	431,029
						7,959,299

	Collateralized Loan Obligation – 5.4%
2,500,000	Battalion CLO II Ltd., Series 2012-2X, Class C (Cayman Islands)(b)	BBB	4.277%	11/15/2019	N/A	2,499,900
2,256,067	Brentwood CLO Corp. (Cayman Islands)(a) (b)	AAA	0.544%	02/01/2022	N/A	2,200,478
1,275,000	FM Leveraged Capital Fund, Series 2006-2A, Class D (Cayman Islands)(a) (b)	A+	1.875%	11/15/2020	N/A	1,264,596
1,500,000	Goldentree Credit Opportunities Financing Ltd., Series 2012-1X,
	Class B2 (Cayman Islands)	Aa2	4.280%	09/15/2024	N/A	1,512,195
500,000	Golub Capital Partners Fundings Ltd., Series 2007-1A, Class C
	(Cayman Islands)(a) (b) (c)	A	1.030%	03/15/2022	N/A	470,620
2,000,000	Great Lakes CLO Ltd., Series 2012-1A, Class C (Cayman Islands)(a) (b)	A	4.674%	01/15/2023	N/A	2,006,900
250,000	ICE EM CLO, Series 2007-1X, Class A1D (Ireland)(b)	AAA	0.815%	08/15/2022	N/A	240,398
500,000	ICE EM CLO, Series 2007-1X, Class A2 (Ireland)(b)	AA	1.065%	08/15/2022	N/A	457,120
750,000	KKR Financial CLO 2007-1A Corp., Series 2007-1A, Class D (Cayman Islands)(a) (b)	A	2.525%	05/15/2021	N/A	720,751

See notes to financial statements.
158 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

GSY Guggenheim Enhanced Short Duration Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Collateralized Loan Obligation continued
$1,000,000	KKR Financial CLO Ltd., Series 2007-AA, Class C
	(Cayman Islands)(a) (b)	A+	2.927%	10/15/2017	N/A	$1,000,920
500,000	Knightsbridge CLO Ltd., Series 2007-1X, Class A2 (Cayman Islands)(b)	AA+	1.128%	01/11/2022	N/A	470,620
2,000,000	Newstar Trust, Series 2012-2A, Class B(a) (b)	Aa2	3.558%	01/20/2023	N/A	1,999,880
2,000,000	Salus CLO 2012-1 Ltd., Series 2012-1X, Class B (Cayman Islands)(b)	AA	4.484%	03/05/2021	N/A	2,002,740
750,000	Telos CLO Ltd., Series 2013.3A, Class C (Cayman Islands)(a) (b)	A	3.301%	01/17/2024	N/A	750,067
						17,597,185

	Other – 0.5%
1,793,462	Drug Royalty II LP, Series 2012-1, Class A1(a) (b) (c)	BBB	4.277%	01/15/2025	N/A	1,793,552

	Transportation – 0.7%
1,106,870	Aircraft Lease Securitization Ltd., Series 2007-1X, Class G3 (Jersey)(b)	A	0.458%	05/10/2032	N/A	1,068,240
1,312,767	Genesis Funding Ltd, Series 2006-1X, Class G1 (Bermuda) (b)	A–	0.438%	12/19/2032	N/A	1,188,841
						2,257,081

	Total Asset Backed Securities – 9.4%
	(Cost $30,688,529)					30,839,338

	Collateralized Mortgage Obligations – 0.5%
	Residential Mortgage Backed Security – 0.5%
1,588,559	Accredited Mortgage Loan Trust 2007-1(b)	CCC	0.323%	02/25/2037	N/A	1,455,670
	(Cost $1,225,687)

	US Government and Agency Security – 1.8%
6,000,000	Fannie Mae	AA+	1.125%	05/25/2018	11/25/13 @ 100	5,987,994
	(Cost $6,000,000)

	Term Loans – 7.1%(d)
	Aerospace & Defense – 0.3%
870,000	Doncasters(b)	B	5.500%	04/09/2020	N/A	878,700

	Automotive – 0.3%
1,000,000	Ti Automotive(b)	BB–	5.500%	03/28/2019	N/A	1,011,255

	Commercial Services – 0.2%
750,000	Laureate Education(b)	B	5.250%	06/15/2018	N/A	754,376

	Communication Equipment – 0.3%
991,845	Avaya, Inc.(b)	B	4.773%	10/26/2017	N/A	893,544

	Computers – 0.2%
700,000	SRA International, Inc.(b)	B	6.500%	07/20/2018	N/A	701,750

	Electric Equipment – 0.1%
277,030	Excelitas Technologies Corp.(b)	BB–	5.000%	11/29/2016	N/A	279,800

	Entertainment – 0.1%
400,000	Travelport, LLC(b)	B	5.533%	08/23/2015	N/A	399,818

	Environmental Control – 0.2%
498,750	ADS Waste Holdings, Inc.(b)	B+	4.250%	10/05/2019	N/A	503,114

	Financial Services – 0.9%
1,000,000	Nuveen Investments, Inc.(b)	B	4.193%	05/13/2017	N/A	1,006,145
1,972,786	RPI Finance Trust(b)	BBB–	3.500%	05/09/2018	N/A	1,996,824
						3,002,969

	Health Care Services – 0.6%
2,000,000	Apria Healthcare(b)	BB–	6.750%	04/01/2020	N/A	2,018,340

	Household Products & Housewares – 0.2%
497,500	Reynolds Group Holdings, Inc.(b)	B+	4.750%	09/20/2018	N/A	502,761

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 159

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

GSY Guggenheim Enhanced Short Duration Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Insurance – 0.2%
$477,883	CNO Financial Group(b)	BB–	3.750%	09/28/2018	N/A	$482,065

	Internet – 0.2%
750,000	Go Daddy Operating Co., LLC(b)	B	4.250%	12/17/2018	N/A	755,156

	Lodging – 0.1%
248,750	Cannery Casino Resorts, LLC(b)	BB–	6.000%	10/02/2018	N/A	252,792

	Media Non-Cable – 1.3%
500,000	Acosta, Inc.(b)	B+	5.000%	03/02/2018	N/A	504,895
2,500,000	CSC Holdings, LLC(b)	BBB–	2.694%	04/17/2020	N/A	2,497,112
997,500	Getty Images, Inc.(b)	B	4.750%	10/18/2019	N/A	1,005,325
300,000	Univision Communications, Inc.(b)	B+	4.500%	03/01/2020	N/A	299,867
						4,307,199

	Oil & Gas Services – 0.2%
746,255	Paradigm Pinnacle Holding Co. (Luxembourg)(b)	B+	4.750%	07/30/2019	N/A	756,751

	Other – 0.1%
498,750	Ellucian (Datatel) (Sophia LP)(b)	B+	4.500%	07/19/2018	N/A	503,488

	Retail Staples – 0.5%
497,503	BJ’s Wholesale Club, Inc.(b)	B	4.250%	09/26/2019	N/A	500,496
997,500	Serta Simmons Holdings, LLC(b)	B+	5.000%	10/01/2019	N/A	1,006,073
						1,506,569

	Software Services – 1.0%
881,210	Aspect Software, Inc.(b)	B	7.000%	05/07/2016	N/A	895,256
498,750	Deltek, Inc.(b)	B+	5.000%	10/10/2018	N/A	505,503
1,000,000	First Data Corp.(b)	B+	4.195%	03/23/2018	N/A	998,055
1,000,000	First Data Corp.(b)	B+	4.199%	09/24/2018	N/A	997,220
						3,396,034

	Wireless – 0.1%
299,250	Alcatel-Lucent(b)	BB–	7.250%	01/30/2019	N/A	303,241

	Total Term Loans – 7.1%
	(Cost $22,963,100)					23,209,722

Number
of Shares	Description					Value
	Exchange Traded Funds – 3.3%
140,000	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF(e)					$3,726,800
258,000	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF(e)					6,916,980
	(Cost $10,624,924)					10,643,780

	Short-Term Investments – 56.2%
	Commercial Paper – 33.5%
5,000,000	Abbvie, Inc.	A1		06/04/2013		4,999,900
5,000,000	Aetna, Inc.	A2		06/05/2013		4,999,850
5,000,000	AKZO Nobel NV	A2		06/10/2013		4,999,700
5,000,000	AON Corp.	A2		06/17/2013		4,999,400
5,000,000	Apache Corp.	A2		06/05/2013		4,999,850
1,000,000	B A T International Finance	A2		06/05/2013		999,970
6,000,000	Bayer AG	A2		06/21/2013		5,999,100
3,000,000	Bemis, Inc.	A2		06/11/2013		2,999,790
5,000,000	CBS Corp.	A2		06/03/2013		4,999,850

See notes to financial statements.
160 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

GSY Guggenheim Enhanced Short Duration Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Commercial Paper continued
$3,000,000	Celgene Corp.	A2		06/20/2013		$2,999,580
4,000,000	Clorox Co.	A2		06/19/2013		3,999,480
5,000,000	Devon Energy Corp.	A2		06/27/2013		4,998,850
5,000,000	Dominion RES, Inc.	A2		06/03/2013		4,999,900
5,000,000	Ecolab, Inc.	A2		06/06/2013		4,999,800
2,000,000	FMC Technologies	A2		06/27/2013		1,999,620
1,000,000	Kinder Morgan Energy	A2		06/07/2013		999,957
5,000,000	National Grid Holdings, Inc.	A2		06/06/2013		4,999,800
6,000,000	Nissan Motor Acceptance Corp.	A2		06/20/2013		5,999,160
5,000,000	Omnicom Capital, Inc.	A2		06/19/2013		4,999,350
5,000,000	Pacific Gas & Electric Co.	A2		06/10/2013		4,999,800
5,000,000	Pentair Finance SA	A2		06/05/2013		4,999,850
3,000,000	Rio Tinto, Inc.	A2		06/03/2013		2,999,940
5,000,000	Ryder System	A2		06/25/2013		4,999,100
5,200,000	Southern California	A2		06/04/2013		5,199,896
5,000,000	Verizon Communication, Inc.	A2		06/13/2013		4,999,600
	(Cost $109,190,900)					109,191,093

	Repurchase Agreements – 19.7%
15,305,170	Bank of America, Inc., dated 5/20/2013; Proceeds at maturity - $15,322,669; (Collateralized by Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A, 0.9792%, due 07/25/2047; Market Value $18,839,667)			07/01/2013		15,305,170
4,764,000	Jefferies & Company, Inc., dated 5/24/2013; Proceeds at maturity - $4,766,051; (Collateralized by New Castle County Development, Series B, 5.0000%, due 07/15/2022; Market Value $5,015,200)			06/24/2013		4,764,000
2,836,000	Jefferies & Company, Inc., dated 5/24/2013; Proceeds at maturity - $2,844,295; (Collateralized by Security National Mortgage Loan Trust, Series 2006-3A, Class A1, 0.4700%, due 01/25/2037; Market Value $3,647,987)			07/02/2013		2,836,000
2,920,000	Jefferies & Company, Inc., dated 5/24/2013; Proceeds at maturity - $2,928,541; (Collateralized by Argent Securities, Inc., Series 2006-M3, Class A2D, 0.4300%, due 10/25/2036; Market Value $3,991,700)			07/02/2013		2,920,000
3,060,000	Jefferies & Company, Inc. dated 5/24/2013; Proceeds at maturity - $3,068,951; (Collateralized by GSAMP Trust, Series 2006-HE2, Class M1, 0.5100%, due 03/25/2046; Market Value $3,745,110)			07/02/2013		3,060,000
3,582,000	Jefferies & Company, Inc., dated 5/24/2013; Proceeds at maturity - $3,582,498; (Collateralized by MET Council Minneapolis-Saint Paul MN Met Area, Series E, 5.0000%, due 09/01/2021; Market Value $3,751,590)			06/03/2013		3,582,000
5,573,000	Jefferies & Company, Inc., dated 5/14/2013; Proceeds at maturity - $5,577,180; (Collateralized by Home Equity Asset Trust, Series 2005-6, Class M3, 0.7100%, due 12/25/2035; Market Value $6,728,356)			06/24/2013		5,573,000
15,000,000	Nomura Securities International, Inc., dated 5/20/2013; Proceeds at maturity - $15,045,500; (Collateralized by Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.4100%, due 11/19/2036; Market Value $20,186,106)			07/08/2013		15,000,000
7,990,000	Royal Bank of Scotland Securities, Inc., dated 5/3/2013; Proceeds at maturity - $7,994,472; Collateralized by MLCC Mortgage Investors, Inc., Series 2005-3, Class 1A, 2.7611%, due 11/25/2035, Market Value $10,039,061)			06/03/2013		7,990,000
3,243,000	Royal Bank of Scotland Securities, Inc., dated 5/3/2013; Proceeds at maturity - $3,244,815; Collateralized by Structured Asset Securities Corp., Series 2004-20, Class 5A2, 6.2500%, due 11/25/2034, Market Value $3,955,481)			06/03/2013		3,243,000
	(Cost $64,273,170)					64,273,170

	Short Term Municipal Bond – 1.0%
	New York – 1.0%
3,200,000	New York City, New York General Obligation Variable Rate, Series L-5(b)(f)	A-2	0.380%		06/04/13 @ 100	3,200,000
	(Cost $3,200,000)

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 161

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

GSY Guggenheim Enhanced Short Duration Bond ETF continued

Number
of Shares	Description	Rating*	Value
	Investments of Collateral for Securities Loaned – 0.5%
1,762,460	BNY Mellon Securities Lending Overnight Fund, 0.0730%(g) (h)		$1,762,460
	(Cost $1,762,460)

	Money Market Fund – 1.5%
4,907,759	Dreyfus Treasury Prime Cash Management Institutional Shares	AAAm	4,907,759
	(Cost $4,907,759)

	Total Short-Term Investments – 56.2%
	(Cost $183,334,289)		183,334,482

	Total Investments – 100.9%
	(Cost $328,375,096)		329,174,393
	Liabilities in excess of Other Assets – (0.9%)		(2,801,867)
	Net Assets – 100.0%		$326,372,526

AG – Stock Corporation

CDO – Collateralized Debt Obligation

CLO – Collateralized Loan Obligation

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

Pty – Proprietary

SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc., Fitch Ratings or DBRS. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided. For securities not rated by Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Rating Group, the rating by DBRS is provided). All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013 these securities amounted to $41,409,809, which represents 12.7% of net assets.

(b)	Floating or variable rate coupon. The rate shown is as of May 31, 2013.

(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $3,931,573 which represents 1.2% of net assets.

(d)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark. In addition, term loans may include mandatory and/or optional prepayment terms. As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments. Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(e)	Security, or portion thereof, was on loan at May 31, 2013.

(f)	Security has a maturity of more than one year, but has a variable rate and demand features which qualify it as a short-term security. The rate shown is that earned by the Fund as of May 31, 2013.

(g)	At May 31, 2013, the total market value of the Fund’s securities on loan was $1,722,069 and the total market value of the collateral held by the Fund was $1,762,460.

See notes to financial statements.
162 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

GSY Guggenheim Enhanced Short Duration Bond ETF continued

(h)	Interest rate shown reflects yield as of May 31, 2013.

The obligations of certain United States Government sponsored entities are neither insured nor guaranteed by the United States Treasury.

The Guggenheim Enhanced Short Duration Bond ETF had the following transactions with affiliated funds during the year ended May 31, 2013.

	Share Activity				Year Ended May 31, 2013 (in 000s)
						Dividends
	Balance			Balance		Included
Security Name	5/31/12	Purchases	Sales	5/31/13	Value	in Income
Guggenheim Bullet Shares 2012 Corporate Bond ETF	27,600	—	27,600	—	$—	$2
Guggenheim Bullet Shares 2012 High Yield Corporate Bond ETF	4,956	—	4,956	—	—	1
Guggenheim Bullet Shares 2013 High Yield Corporate Bond ETF	12,700	138,000	150,700	—	—	77
Guggenheim Bullet Shares 2014 High Yield Corporate Bond ETF	—	318,000	178,000	140,000	3,727	130
Guggenheim Bullet Shares 2015 High Yield Corporate Bond ETF	—	258,000	—	258,000	6,917	150
					$10,644	$360

Affiliated funds accounted for $18,911 of the net realized gain on investments and $28,418 of the change in net unrealized appreciation on investments during the year.

% of Total
Country Breakdown	Investments
United States	87.1%
Cayman Islands	5.7%
United Kingdom	1.8%
Bermuda	1.4%
Qatar	1.4%
Ireland	0.8%
Switzerland	0.7%
United Arab Emirates	0.5%
Jersey	0.3%
Canada	0.3%
Country breakdown is shown as a percentage of total investments.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 163

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Number
of Shares	Description	Value
	Long-Term Investments – 99.7%
	Common Stocks – 99.2%
	Australia – 15.6%
1,044	ASX Ltd.	$37,435
1,350	Australia & New Zealand Banking Group Ltd.	35,645
3,990	Bendigo and Adelaide Bank Ltd.	37,795
16,866	CFS Retail Property Trust Group, REIT	32,502
559	Commonwealth Bank of Australia	35,833
517,825	David Jones Ltd.(a)	1,251,091
538,115	DUET Group	1,196,929
230,644	Iluka Resources Ltd.	2,485,500
607,996	Metcash Ltd.	2,255,885
1,317	National Australia Bank Ltd.	36,618
4,794	OZ Minerals Ltd.	18,615
1,040,725	SP AusNet	1,202,343
9,645	Stockland, REIT	33,752
660,780	Tatts Group Ltd.	2,033,608
7,505	Telstra Corp. Ltd.	34,106
1,292	Westpac Banking Corp.	35,229
		10,762,886

	Belgium – 5.4%
71,517	Belgacom SA	1,602,541
45,792	Telenet Group Holding NV	2,136,175
		3,738,716

	Bermuda – 3.4%
56,911	Seadrill Ltd.	2,324,615

	Brazil – 2.8%
92,434	CPFL Energia SA, ADR	1,967,920

	Canada – 5.2%
1,349	Bell Aliant, Inc.	36,585
106,573	Canadian Oil Sands Ltd.(a)	2,069,489
167,744	Lightstream Resources Ltd.	1,452,575
		3,558,649

	Cayman Islands – 0.5%
771,017	Dongyue Group(a)	380,403

	Czech Republic – 0.6%
1,041	CEZ AS	28,841
25,833	Telefonica Czech Republic AS	375,999
		404,840

	Denmark – 3.3%
289,019	TDC A/S	2,265,712

	Finland – 1.6%
1,559	Elisa OYJ	29,681
51,683	Fortum OYJ	971,227
1,155	Orion OYJ, Class B	28,530

See notes to financial statements.
164 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

Number
of Shares	Description	Value
	Finland continued
5,241	Stora ENSO OYJ	$38,309
3,027	UPM-Kymmene OYJ	32,639
		1,100,386

	France – 4.8%
1,958	AXA SA	39,662
443	Fonciere DES Regions, REIT	37,519
186,059	France Telecom SA(a)	1,891,202
20,490	Neopost SA(a)	1,373,161
		3,341,544

	Germany – 0.1%
1,769	Freenet AG	37,920
892	RWE AG	30,583
		68,503

	Hong Kong – 0.1%
86,000	Shougang Fushan Resources Group Ltd.(a)	34,676
74,003	Yuexiu Real Estate Investment Trust, REIT	41,373
		76,049

	Israel – 6.1%
1,790,761	Bezeq The Israeli Telecommunication Corp. Ltd.	2,303,152
172,112	Israel Chemicals Ltd.	1,919,993
		4,223,145

	Italy – 0.1%
1,983	Atlantia SpA	33,821
8,749	Terna Rete Elettrica Nazionale SpA	38,801
		72,622

	Luxembourg – 2.5%
51,873	Oriflame Cosmetics SA	1,722,337

	Netherlands – 1.9%
1,886	Corio NV, REIT	84,376
630,450	Koninklijke KPN NV	1,217,424
		1,301,800

	Norway – 0.1%
2,414	Gjensidige Forsikring ASA	36,505

	Portugal – 3.2%
691,562	EDP – Energias de Portugal SA	2,221,839

	Singapore – 2.5%
18,000	Ascendas Real Estate Investment Trust, REIT	33,021
43,000	Hutchison Port Holdings Trust	33,970
10,000	Keppel Land Ltd.	29,494
26,000	Suntec Real Estate Investment Trust, REIT	35,464
1,795,056	Vard Holdings Ltd.	1,589,739
		1,721,688

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 165

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

Number
of Shares	Description	Value
	South Africa – 3.9%
9,595	African Bank Investments Ltd.(a)	$15,261
26,534	Kumba Iron Ore Ltd.(a)	1,366,297
545,719	MMI Holdings Ltd.	1,293,267
		2,674,825

	South Korea – 0.1%
2,113	KT Corp., ADR	35,625

	Spain – 3.3%
1,530	Enagas SA	38,290
134,700	Ferrovial SA	2,178,648
657	Red Electrica Corp. SA	34,910
		2,251,848

	Sweden – 4.0%
51,823	NCC AB	1,239,635
2,159	Skanska AB	38,457
119,103	Tele2 AB(a)	1,487,220
		2,765,312

	Switzerland – 0.0%*
128	Zurich Insurance Group AG	33,907

	Taiwan – 0.0%*
1,106	Chunghwa Telecom Co. Ltd., ADR(a)	34,684

	Thailand – 4.3%
998,410	Shin Corp. PCL	2,935,045

	Turkey – 3.0%
27,969	Eregli Demir ve Celik Fabrikalari TAS	33,392
76,132	Tupras Turkiye Petrol Rafinerileri AS	2,032,946
9,014	Turk Telekomunikasyon AS(a)	34,880
		2,101,218

	United Kingdom – 1.7%
1,881	Admiral Group PLC	38,157
744	AstraZeneca PLC	38,216
527,584	Firstgroup PLC(a)	999,038
3,201	National Grid PLC	38,072
1,510	SSE PLC	35,576
7,767	TUI Travel PLC	42,215
		1,191,274

	United States – 19.1%
69,867	American Capital Agency Corp., REIT	1,802,569
2,408	Annaly Capital Management, Inc., REIT	32,701
1,995	Ares Capital Corp.	34,234
29,513	Capstead Mortgage Corp., REIT	362,420
774,268	Chimera Investment Corp., REIT	2,361,517
1,440	Government Properties Income Trust, REIT	35,006
69,885	Hatteras Financial Corp., REIT	1,804,431

See notes to financial statements.
166 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

Number
of Shares	Description	Value
	United States continued
1,031	Highwoods Properties, Inc., REIT	$37,549
1,485	Hospitality Properties Trust, REIT	43,332
1,659	Invesco Mortgage Capital, Inc., REIT	30,940
1,352	Mack-Cali Realty Corp., REIT	35,828
912	Mercury General Corp.	40,839
4,102	MFA Financial, Inc., REIT	36,016
2,675	New York Community Bancorp, Inc.	34,989
1,434	Omega Healthcare Investors, Inc., REIT	46,476
1,286	PennyMac Mortgage Investment Trust, REIT	27,842
192,878	Prospect Capital	2,004,002
955	TAL International Group, Inc.	40,358
225,359	Valley National Bancorp(a)	2,100,346
140,535	Vector Group Ltd.(a)	2,255,587
		13,166,982

	Total Common Stocks – 99.2%
	(Cost $72,647,315)	68,480,879

	Preferred Stocks – 0.2%
	Brazil – 0.1%
3,680	Cia Energetica de Minas Gerais, ADR(a)	38,346
8,253	Oi SA, ADR(a)	15,433
1,832	Vale SA, ADR	24,695
		78,474

	Germany – 0.1%
1,157	ProSiebenSat.1 Media AG	46,334

	Total Preferred Stocks – 0.2%
	(Cost $152,958)	124,808

	Exchange Traded Fund – 0.3%
3,700	iShares MSCI Acwi Index Fund
	(Cost $199,115)	192,363

	Total Long-Term Investments – 99.7%
	(Cost $72,999,388)	68,798,050

	Investments of Collateral for Securities Loaned – 11.6%
8,018,219	BNY Mellon Securities Lending Overnight Fund, 0.0730%(b) (c)
	(Cost $8,018,219)	8,018,219

	Total Investments – 111.3%
	(Cost $81,017,607)	76,816,269
	Liabilities in excess of Other Assets – (11.3%)	(7,789,034)
	Net Assets – 100.0%	$69,027,235

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 167

PORTFOLIO OF INVESTMENTS continued	May 31, 2013

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

AB – Stock Company
ADR – American Depositary Receipt
AG – Stock Corporation
AS – Joint Stock Company
ASA – Stock Company
A/S – Limited Liability Stock Company or Stock Company
NV – Publicly Traded Company
OYJ – Public Traded Company
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SA – Corporation
SpA – Limited Share Company

*	Less than 0.1%.

(a)	Security, or portion thereof, was on loan at May 31, 2013.

(b)
At May 31, 2013, the total market value of the Fund’s securities on loan was $7,916,121 and the total market value of the collateral held by the Fund was $8,313,755, consisting of cash collateral of $8,018,219 and U.S. Government and Agency securities valued at $295,536.

(c)	Interest rate shown reflects yield as of May 31, 2013.

	% of Long-Term
Country Breakdown	Investments
United States	19.4%
Australia	15.6%
Israel	6.1%
Belgium	5.4%
Canada	5.2%
France	4.8%
Thailand	4.3%
Sweden	4.0%
South Africa	3.9%
Bermuda	3.4%
Denmark	3.3%
Spain	3.3%
Portugal	3.2%
Turkey	3.1%
Brazil	3.0%
Luxembourg	2.5%
Singapore	2.5%
Netherlands	1.9%
United Kingdom	1.7%
Finland	1.6%
Czech Republic	0.6%
Cayman Islands	0.6%
Germany	0.2%
Hong Kong	0.1%
Italy	0.1%
Norway	0.1%
Taiwan	0.1%
Switzerland	0.0%	*
South Korea	0.0%	*
*Less than 0.1%

% of Long-Term
Currency Denomination	Investments
USD	22.5%
Euro	20.6%
Australian Dollar	15.7%
Swedish Krona	6.5%
All other currencies	34.7%

Country breakdown and currency denomination are shown as a percentage of long-term investments.

See notes to financial statements.
168 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

This Page Intentionally Left Blank.

STATEMENT OF ASSETS AND LIABILITIES	May 31, 2013

	Guggenheim BulletShares 2013 Corporate Bond ETF (BSCD)	Guggenheim BulletShares 2014 Corporate Bond ETF (BSCE)	Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF)
Assets
Investments in securities, at value (including securities on loan)	$1,498,585	$251,417,495	$246,795,057
Short term investments, at value	173,039,913	—	—
Cash	2,998,677	1,426,676	3,959,219
Restricted cash	—	—	—
Foreign currency, at value	—	—	—
Unrealized appreciation on unfunded commitments	—	—	—
Receivables:
Fund shares sold	—	—	—
Dividends	—	—	—
Tax reclaims	—	—	—
Interest	1,566,366	2,616,623	2,040,671
Securities lending income	868	683	220
Investments sold	34,998,678	—	—
Due from Adviser	—	—	—
Other assets	—	—	—
Total assets	214,103,087	255,461,477	252,795,167
Liabilities
Custodian bank	—	—	—
Payables:
Investments purchased	39,213,025	—	3,253,471
Administration fee	—	—	—
Collateral for securities on loan	204,970	550,000	1,005,700
Accrued advisory fees	35,503	51,052	48,106
Accrued expenses	—	—	—
Total liabilities	39,453,498	601,052	4,307,277
Net Assets	$174,649,589	$254,860,425	$248,487,890
Composition of Net Assets
Paid-in capital	$174,371,546	$252,705,640	$244,499,271
Accumulated undistributed net investment income (loss)	98,075	255,032	312,269
Accumulated net realized gain (loss) on investments and currency transactions	19,304	114,602	19,301
Net unrealized appreciation (depreciation) on investments and currency translation	160,664	1,785,151	3,657,049
Net Assets	$174,649,589	$254,860,425	$248,487,890
Shares outstanding ($0.01 par value with unlimited amount authorized)	8,400,000	12,000,000	11,400,000
Net Asset Value Per Share	$20.79	$21.24	$21.80
Investments in securities, at cost	$1,482,404	$249,632,344	$243,138,008
Short term investments, at cost	$172,895,430	$—	$—
Foreign currency, at cost	$—	$—	$—
Securities on loan, at value	$199,790	$521,916	$983,714

See notes to financial statements.
170 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2013

Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG)	Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH)	Guggenheim BulletShares 2018 Corporate Bond ETF (BSCI)	Guggenheim BulletShares 2019 Corporate Bond ETF (BSCJ)	Guggenheim BulletShares 2020 Corporate Bond ETF (BSCK)	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (BSJD)	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (BSJE)

$230,988,454	$259,720,084	$90,059,475	$55,585,627	$46,284,805	$129,108,304	$298,692,501
—	—	—	—	—	76,100,415	—
7,209,385	1,059,653	344,139	236,654	374,063	5,955,322	4,983,818
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	3,414,557	—	—	—	—	2,663,604
—	—	—	—	—	—	—
—	—	—	—	—	—	—
2,113,128	2,502,357	980,688	717,212	549,779	4,386,005	5,460,006
431	743	87	24	62	2,685	6,842
—	—	—	—	—	—	1,463,659
—	—	—	—	—	—	—
—	—	—	—	—	—	—
240,311,398	266,697,394	91,384,389	56,539,517	47,208,709	215,552,731	313,270,430

—	—	—	—	—	—	—

6,379,630	4,110,350	—	—	—	—	8,802,025
—	—	—	—	—	—	—
710,922	777,230	103,000	—	78,000	2,541,005	4,093,533
44,746	52,007	17,852	10,501	7,807	75,134	104,089
—	—	—	—	—	—	—
7,135,298	4,939,587	120,852	10,501	85,807	2,616,139	12,999,647
$233,176,100	$261,757,807	$91,263,537	$56,529,016	$47,122,902	$212,936,592	$300,270,783

$227,993,406	$256,265,905	$91,459,828	$56,415,665	$47,169,162	$211,130,732	$294,543,414
333,452	431,384	129,834	93,796	82,884	458,783	963,671
111,442	147,927	3,707	30,859	9,808	987,973	1,270,237
4,737,800	4,912,591	(329,832)	(11,304)	(138,952)	359,104	3,493,461
$233,176,100	$261,757,807	$91,263,537	$56,529,016	$47,122,902	$212,936,592	$300,270,783
10,500,000	11,550,000	4,350,000	2,700,000	2,250,000	8,300,000	11,300,000
$22.21	$22.66	$20.98	$20.94	$20.94	$25.66	$26.57
$226,250,654	$254,807,493	$90,389,307	$55,596,931	$46,423,757	$128,840,669	$295,199,040
$—	$—	$—	$—	$—	$76,008,946	$—
$—	$—	$—	$—	$—	$—	$—
$693,286	$758,736	$101,031	$—	$76,165	$2,479,248	$4,004,949

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 171

STATEMENT OF ASSETS AND LIABILITIES continued	May 31, 2013

Assets
Investments in securities, at value (including securities on loan)
Short term investments, at value
Cash
Restricted cash
Foreign currency, at value
Unrealized appreciation on unfunded commitments
Receivables:
Fund shares sold
Dividends
Tax reclaims
Interest
Securities lending income
Investments sold
Due from Adviser
Other assets
Total assets
Liabilities
Custodian bank
Payables:
Investments purchased
Administration fee
Collateral for securities on loan
Accrued advisory fees
Accrued expenses
Total liabilities
Net Assets
Composition of Net Assets
Paid-in capital
Accumulated undistributed net investment income (loss)
Accumulated net realized gain (loss) on investments and currency transactions
Net unrealized appreciation (depreciation) on investments and currency translation
Net Assets
Shares outstanding ($0.01 par value with unlimited amount authorized)
Net Asset Value Per Share
Investments in securities, at cost
Short term investments, at cost
Foreign currency, at cost
Securities on loan, at value

See notes to financial statements.
172 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2013

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF)	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (BSJG)	(Guggenheim BulletShares 2017 High Yield Corporate Bond ETF BSJH)	Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (BSJI)	Guggenheim Enhanced Core Bond ETF (GIY)	Guggenheim Enhanced Short Duration Bond ETF (GSY)	Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)

$415,660,580	$141,992,716	$67,742,256	$66,510,387	$5,067,378	$145,839,911	$76,816,269
—	—	—	—	—	183,334,482	—
169,752	3,600,833	—	2,835,084	—	7,277,438	19,963
—	—	—	—	—	260,000	—
—	—	—	—	—	—	32,831
—	—	—	—	—	7,461	—

5,365,641	—	—	—	—	—	—
—	—	—	—	—	—	96,623
—	—	—	—	—	—	28,040
6,732,007	2,521,956	1,322,107	1,190,102	27,214	838,700	—
6,960	1,686	1,600	1,346	—	3,020	75,201
2,473,368	—	—	533,186	—	—	1,456
—	—	—	—	55,200	—	67,733
—	—	—	—	2,428	6,275	3,653
430,408,308	148,117,191	69,065,963	71,070,105	5,152,220	337,567,287	77,141,769

—	—	29,642	—	5,589	—	—

6,505,867	2,979,215	—	3,329,850	—	9,258,858	—
—	—	—	—	—	6,294	—
6,249,840	1,080,280	1,762,036	972,232	—	1,762,460	8,018,219
145,207	48,098	23,481	20,013	—	22,804	—
—	—	—	—	57,602	144,345	96,315
12,900,914	4,107,593	1,815,159	4,322,095	63,191	11,194,761	8,114,534
$417,507,394	$144,009,598	$67,250,804	$66,748,010	$5,089,029	$326,372,526	$69,027,235

$405,095,988	$141,816,945	$66,086,905	$65,390,199	$5,056,891	$324,912,681	$87,746,959
1,615,067	538,150	253,628	261,977	13,337	452,130	2,005,774
4,028,624	185,591	179,661	143,246	(36,064)	200,957	(16,523,078)
6,767,715	1,468,912	730,610	952,588	54,865	806,758	(4,202,420)
$417,507,394	$144,009,598	$67,250,804	$66,748,010	$5,089,029	$326,372,526	$69,027,235
15,600,000	5,400,000	2,500,000	2,500,000	100,000	6,500,000	5,280,000
$26.76	$26.67	$26.90	$26.70	$50.89	$50.21	$13.07
$408,892,865	$140,523,804	$67,011,646	$65,557,799	$5,012,513	$145,040,807	$81,017,607
$—	$—	$—	$—	$—	$183,334,289	$—
$—	$—	$—	$—	$—	$—	$32,831
$6,106,017	$1,054,299	$1,720,011	$949,930	$—	$1,722,069	$7,916,121

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 173

STATEMENT OF OPERATIONS For the Year ended May 31, 2013	May 31, 2013

	Guggenheim BulletShares 2013 Corporate Bond ETF (BSCD)	Guggenheim BulletShares 2014 Corporate Bond ETF (BSCE)	Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF)
Investment Income
Dividend income	$—	$—	$—
Less return of capital distributions received	—	—	—
Foreign Taxes Withheld	—	—	—
Net dividend income	—	—	—
Interest	2,136,976	3,130,381	3,432,642
Net securities lending income	15,257	9,502	2,027
Total investment income	2,152,233	3,139,883	3,434,669
Expenses
Advisory fee <Note 3>	385,051	454,020	402,401
Administration fee	—	—	—
Custodian fee	—	—	—
Licensing	—	—	—
Listing fee and expenses	—	—	—
Printing expenses	—	—	—
Professional fees	—	—	—
Registration & filings	—	—	—
Trustees’ fees and expenses	—	—	—
Miscellaneous	—	—	—
Total expenses	385,051	454,020	402,401
Advisory fees waived	—	—	—
Other expenses waived or reimbursed	—	—	—
Net Expenses	385,051	454,020	402,401
Net Investment Income (Loss)	1,767,182	2,685,863	3,032,268
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on
Investments	72,636	166,149	194,813
In-kind transactions	—	—	—
Foreign currency transactions	—	—	—
Net realized gain (loss)	72,636	166,149	194,813
Net change in unrealized appreciation (depreciation) onInvestments	(354,339)	1,056,355	2,400,652
Foreign currency translation	—	—	—
Unfunded commitments	—	—	—
Net unrealized appreciation (depreciation)	(354,339)	1,056,355	2,400,652
Net realized and unrealized gain (loss)	(281,703)	1,222,504	2,595,465
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,485,479	$3,908,367	$5,627,733

See notes to financial statements.
174 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2013

Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG)	Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH)	Guggenheim BulletShares 2018 Corporate Bond ETF (BSCI)	Guggenheim BulletShares 2019 Corporate Bond ETF (BSCJ)	Guggenheim BulletShares 2020 Corporate Bond ETF (BSCK)	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (BSJD)	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (BSJE)

$—	$—	$—	$—	$—	$39,791	$36,811
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	39,791	36,811
3,692,554	4,503,710	720,447	597,431	546,389	7,988,003	9,076,556
6,933	8,573	258	114	119	36,048	44,793
3,699,487	4,512,283	720,705	597,545	546,508	8,063,842	9,158,160

385,203	430,555	80,927	57,433	42,664	793,818	817,334
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
385,203	430,555	80,927	57,433	42,664	793,818	817,334
—	—	—	—	—	—	—
—	—	—	—	—	—	—
385,203	430,555	80,927	57,433	42,664	793,818	817,334
3,314,284	4,081,728	639,778	540,112	503,844	7,270,024	8,340,826

294,767	297,104	7,472	32,659	36,808	1,515,016	1,593,769
—	—	—	—	—	—	—
—	—	—	—	—	—	—
294,767	297,104	7,472	32,659	36,808	1,515,016	1,593,769
2,633,838	3,059,042	(316,962)	(106,339)	(261,173)	196,108	2,997,570
—	—	—	—	—	—	—
—	—	—	—	—	—	—
2,633,838	3,059,042	(316,962)	(106,339)	(261,173)	196,108	2,997,570
2,928,605	3,356,146	(309,490)	(73,680)	(224,365)	1,711,124	4,591,339
$6,242,889	$7,437,874	$330,288	$466,432	$279,479	$8,981,148	$12,932,165

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 175

STATEMENT OF OPERATIONS continued	May 31, 2013

Investment Income
Dividend income
Less return of capital distributions received
Foreign Taxes Withheld
Net dividend income
Interest
Net securities lending income
Total investment income
Expenses
Advisory fee <Note 3>
Administration fee
Custodian fee
Licensing
Listing fee and expenses
Printing expenses
Professional fees
Registration & filings
Trustees’ fees and expenses
Miscellaneous
Total expenses
Advisory fees waived
Other expenses waived or reimbursed
Net Expenses
Net Investment Income (Loss)
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on
Investments
In-kind transactions
Foreign currency transactions
Net realized gain (loss)
Net change in unrealized appreciation (depreciation) on Investments
Foreign currency translation
Unfunded commitments
Net unrealized appreciation (depreciation)
Net realized and unrealized gain (loss)
Net Increase (Decrease) in Net Assets Resulting from Operations

See notes to financial statements.
176 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2013

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF)	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (BSJG)	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (BSJH)	Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (BSJI)	Guggenheim Enhanced Core Bond ETF (GIY)	(Guggenheim Enhanced Short Duration Bond ETF (GSY)	Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)

$70,967	$18,015	$12,353	$16,280	$—	$360,261	$5,230,241
—	—	—	—	—	—	(145,770)
—	—	—	—	—	—	(414,991)
70,967	18,015	12,353	16,280	—	360,261	4,669,480
17,489,805	3,004,972	1,378,336	1,716,652	99,441	2,660,972	—
70,606	11,664	10,372	12,780	13	20,506	225,068
17,631,378	3,034,651	1,401,061	1,745,712	99,454	3,041,739	4,894,548

1,322,091	235,885	112,835	119,531	10,452	419,338	274,045
—	—	—	—	1,437	57,752	15,072
—	—	—	—	40,528	66,967	85,256
—	—	—	—	—	—	53,438
—	—	—	—	7,500	7,500	5,000
—	—	—	—	6,278	25,651	12,586
—	—	—	—	32,081	34,371	34,628
—	—	—	—	—	10,511	738
—	—	—	—	3,208	9,720	4,595
—	—	—	—	19,399	24,795	16,339
1,322,091	235,885	112,835	119,531	120,883	656,605	501,697
—	—	—	—	(10,452)	(85,145)	(145,440)
—	—	—	—	(96,320)	—	—
1,322,091	235,885	112,835	119,531	14,111	571,460	356,257
16,309,287	2,798,766	1,288,226	1,626,181	85,343	2,470,279	4,538,291

4,361,542	188,148	182,449	147,245	7,689	344,516	(8,155,133)
—	—	—	—	—	—	4,241,594
—	—	—	—	—	—	(54,696)
4,361,542	188,148	182,449	147,245	7,689	344,516	(3,968,235)
8,784,678	1,601,296	838,006	1,080,727	(69,525)	655,199	6,656,615
—	—	—	—	—	—	(778)
—	—	—	—	—	7,461	—
8,784,678	1,601,296	838,006	1,080,727	(69,525)	662,660	6,655,837
13,146,220	1,789,444	1,020,455	1,227,972	(61,836)	1,007,176	2,687,602
$29,455,507	$4,588,210	$2,308,681	$2,854,153	$23,507	$3,477,455	$7,225,893

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 177

STATEMENT OF CHANGES IN NET ASSETS	May 31, 2013

	Guggenheim BulletShares 2013 Corporate Bond ETF (BSCD)		Guggenheim BulletShares 2014 Corporate Bond ETF (BSCE)
	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012
Change in Net Assets Resulting from Operations
Net investment income (loss)	$1,767,182	$1,555,783	$2,685,863	$1,789,740
Net realized gain (loss)	72,636	(7,432)	166,149	(9,547)
Net unrealized appreciation (depreciation)	(354,339)	(24,975)	1,056,355	(126,117)
Net increase (decrease) in net assets resulting from operations	1,485,479	1,523,376	3,908,367	1,654,076
Distribution to Shareholders
From and in excess of net investment income	(1,834,350)	(1,478,100)	(2,643,600)	(1,697,550)
Capital gains	(45,900)	—	(42,000)	—
Total distributions	(1,880,250)	(1,478,100)	(2,685,600)	(1,697,550)

Capital Share Transactions
Proceeds from sale of shares	34,455,771	68,603,555	111,680,890	84,994,388
Cost of shares redeemed	—	—	—	—
Net increase (decrease) from capital share transactions	34,455,771	68,603,555	111,680,890	84,994,388
Total increase (decrease) in net assets	34,061,000	68,648,831	112,903,657	84,950,914

Net Assets
Beginning of period	140,588,589	71,939,758	141,956,768	57,005,854
End of period	$174,649,589	$140,588,589	$254,860,425	$141,956,768
Accumulated undistributed net investment income (loss) at end of period	$98,075	$165,243	$255,032	$212,769
Changes in Shares Outstanding
Shares sold	1,650,000	3,300,000	5,250,000	4,050,000
Shares redeemed	—	—	—	—
Shares outstanding, beginning of period	6,750,000	3,450,000	6,750,000	2,700,000
Shares outstanding, end of period	8,400,000	6,750,000	12,000,000	6,750,000

See notes to financial statements.
178 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2013

Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF)		Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG)		Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH)
For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012

$3,032,268	$1,699,111	$3,314,284	$1,855,036	$4,081,728	$1,850,407
194,813	(6,186)	294,767	(24,925)	297,104	(21,977)
2,400,652	499,919	2,633,838	1,479,004	3,059,042	1,093,450

5,627,733	2,192,844	6,242,889	3,309,115	7,437,874	2,921,880

(2,939,700)	(1,577,250)	(3,228,300)	(1,703,700)	(3,927,600)	(1,670,100)
(168,300)	—	(158,400)	—	(127,200)	—
(3,108,000)	(1,577,250)	(3,386,700)	(1,703,700)	(4,054,800)	(1,670,100)

124,250,814	86,064,988	113,340,998	86,516,723	143,409,961	84,567,681
—	—	—	—	—	—

124,250,814	86,064,988	113,340,998	86,516,723	143,409,961	84,567,681
126,770,547	86,680,582	116,197,187	88,122,138	146,793,035	85,819,461

121,717,343	35,036,761	116,978,913	28,856,775	114,964,772	29,145,311
$248,487,890	$121,717,343	$233,176,100	$116,978,913	$261,757,807	$114,964,772

$312,269	$219,701	$333,452	$247,468	$431,384	$277,256

5,700,000	4,050,000	5,100,000	4,050,000	6,300,000	3,900,000
—	—	—	—	—	—
5,700,000	1,650,000	5,400,000	1,350,000	5,250,000	1,350,000
11,400,000	5,700,000	10,500,000	5,400,000	11,550,000	5,250,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 179

STATEMENT OF CHANGES IN NET ASSETS continued	May 31, 2013

	Guggenheim BulletShares 2018 Corporate Bond ETF (BSCI)		Guggenheim BulletShares 2019 Corporate Bond ETF (BSCJ)
	For the Year Ended May 31, 2013	For the Period Ended May 31, 20121	For the Year Ended May 31, 2013	For the Period Ended May 31, 20121
Change in Net Assets Resulting from Operations
Net investment income (loss)	$639,778	$22,856	$540,112	$43,284
Net realized gain (loss)	7,472	(3,765)	32,659	—
Net unrealized appreciation (depreciation)	(316,962)	(12,870)	(106,339)	95,035
Net increase (decrease) in net assets resulting from operations	330,288	6,221	466,432	138,319
Distribution to Shareholders
From net investment income	(524,400)	(8,400)	(470,700)	(18,900)
Capital gains	—	—	(1,800)	—
Total distributions	(524,400)	(8,400)	(472,500)	(18,900)

Capital Share Transactions
Proceeds from sale of shares	85,446,844	6,012,984	47,415,592	9,000,073
Cost of shares redeemed	—	—	—	—
Net increase (decrease) from capital share transactions	85,446,844	6,012,984	47,415,592	9,000,073
Total increase (decrease) in net assets	85,252,732	6,010,805	47,409,524	9,119,492

Net Assets
Beginning of period	6,010,805	—	9,119,492	—
End of period	$91,263,537	$6,010,805	$56,529,016	$9,119,492
Accumulated undistributed net investment income (loss) at end of period	$129,834	$14,456	$93,796	$24,384
Changes in Shares Outstanding
Shares sold	4,050,000	300,000	2,250,000	450,000
Shares redeemed	—	—	—	—
Shares outstanding, beginning of period	300,000	—	450,000	—
Shares outstanding, end of period	4,350,000	300,000	2,700,000	450,000
1	Commencement of investment operations – March 28, 2012

2	Commencement of investment operations – April 25, 2012

See notes to financial statements.
180 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2013

Guggenheim BulletShares 2020 Corporate Bond ETF (BSCK)		Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (BSJD)		Guggenheim BulletShares 2014 Corporate Bond ETF (BSJE)
For the Year Ended May 31, 2013	For the Period Ended May 31, 20121	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012

$503,844	$45,990	$7,270,024	$3,867,954	$8,340,826	$2,847,765
36,808	—	1,515,016	(226,743)	1,593,769	57,285
(261,173)	122,221	196,108	(47,970)	2,997,570	357,259

279,479	168,211	8,981,148	3,593,241	12,932,165	3,262,309

(446,700)	(20,250)	(7,402,900)	(3,377,800)	(7,895,800)	(2,473,400)
(27,000)	—	(300,300)	(3,300)	(316,800)	—
(473,700)	(20,250)	(7,703,200)	(3,381,100)	(8,212,600)	(2,473,400)

38,169,385	8,999,777	66,871,459	116,298,798	192,991,163	83,768,179
—	—	—	—	—	—

38,169,385	8,999,777	66,871,459	116,298,798	192,991,163	83,768,179
37,975,164	9,147,738	68,149,407	116,510,939	197,710,728	84,557,088

9,147,738	—	144,787,185	28,276,246	102,560,055	18,002,967
$47,122,902	$9,147,738	$212,936,592	$144,787,185	$300,270,783	$102,560,055

$82,884	$25,740	$458,783	$591,659	$963,671	$518,645

1,800,000	450,000	2,600,000	4,600,000	7,300,000	3,300,000
—	—	—	—	—	—
450,000	—	5,700,000	1,100,000	4,000,000	700,000
2,250,000	450,000	8,300,000	5,700,000	11,300,000	4,000,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 181

STATEMENT OF CHANGES IN NET ASSETS continued	May 31, 2013

	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF)		Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (BSJG)
	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Period Ended May 31, 20122
Change in Net Assets Resulting from Operations
Net investment income (loss)	$16,309,287	$3,691,633	$2,798,766	$27,984
Net realized gain (loss)	4,361,542	(27,486)	188,148	(2,557)
Net unrealized appreciation (depreciation)	8,784,678	(2,094,010)	1,601,296	(132,384)
Net increase (decrease) in net assets resulting from operations	29,455,507	1,570,137	4,588,210	(106,957)
Distribution to Shareholders
From net investment income	(15,759,900)	(2,817,800)	(2,288,600)	—
Capital gains	(177,800)	—	—	—
Total distributions	(15,937,700)	(2,817,800)	(2,288,600)	—

Capital Share Transactions
Proceeds from sale of shares	208,308,686	184,064,874	134,261,638	7,555,307
Cost of shares redeemed	—	—	—	—
Net increase (decrease) from capital share transactions	208,308,686	184,064,874	134,261,638	7,555,307
Total increase (decrease) in net assets	221,826,493	182,817,211	136,561,248	7,448,350

Net Assets
Beginning of period	195,680,901	12,863,690	7,448,350	—
End of period	$417,507,394	$195,680,901	$144,009,598	$7,448,350
Accumulated undistributed net investment income (loss) at end of period	$1,615,067	$1,065,680	$538,150	$27,984
Changes in Shares Outstanding
Shares sold	7,900,000	7,200,000	5,100,000	300,000
Shares redeemed	—	—	—	—
Shares outstanding, beginning of period	7,700,000	500,000	300,000	—
Shares outstanding, end of period	15,600,000	7,700,000	5,400,000	300,000
1	Commencement of investment operations – March 28, 2012

2	Commencement of investment operations – April 25, 2012

See notes to financial statements.
182 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2013

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (BSJH)		Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (BSJI)		Guggenheim Enhanced Core Bond ETF (GIY)
For the Year Ended May 31, 2013	For the Period Ended May 31, 20122	For the Year Ended May 31, 2013	For the Period Ended May 31, 20122	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012

$1,288,226	$27,402	$1,626,181	$21,296	$85,343	$94,388
182,449	(2,788)	147,245	(699)	7,689	244,612
838,006	(107,396)	1,080,727	(128,139)	(69,525)	(13,484)

2,308,681	(82,782)	2,854,153	(107,542)	23,507	325,516

(1,062,000)	—	(1,385,500)	—	(127,900)	(82,200)
—	—	(3,300)	—	(63,200)	(290,800)
(1,062,000)	—	(1,388,800)	—	(191,100)	(373,000)

58,529,788	7,557,117	60,359,398	5,030,801	—	—
—	—	—	—	—	—

58,529,788	7,557,117	60,359,398	5,030,801	—	—
59,776,469	7,474,335	61,824,751	4,923,259	(167,593)	(47,484)

7,474,335	—	4,923,259	—	5,256,622	5,304,106
$67,250,804	$7,474,335	$66,748,010	$4,923,259	$5,089,029	$5,256,622

$253,628	$27,402	$261,977	$21,296	$13,337	$12,188

2,200,000	300,000	2,300,000	200,000	—	—
—	—	—	—	—	—
300,000	—	200,000	—	100,000	100,000
2,500,000	300,000	2,500,000	200,000	100,000	100,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 183

STATEMENT OF CHANGES IN NET ASSETS continued	May 31, 2013

	Guggenheim Enhanced Short Duration Bond ETF (GSY)		Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)
	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012
Change in Net Assets Resulting from Operations
Net investment income (loss)	$2,470,279	$263,291	$4,538,291	$3,771,902
Net realized gain (loss)	344,516	(11,688)	(3,968,235)	(2,501,233)
Net unrealized appreciation (depreciation)	662,660	144,010	6,655,837	(12,173,419)
Net increase (decrease) in net assets resulting from operations	3,477,455	395,613	7,225,893	(10,902,750)
Distribution to Shareholders
From net investment income	(2,088,700)	(160,600)	(3,901,440)	(2,329,280)
Capital gains	(163,400)	(3,600)	—	—
Total distributions	(2,252,100)	(164,200)	(3,901,440)	(2,329,280)

Capital Share Transactions
Proceeds from sale of shares	220,540,833	149,524,619	52,338,467	47,840,761
Cost of shares redeemed	(55,125,708)	(9,957,217)	(37,996,162)	(21,639,679)
Net increase (decrease) from capital share transactions	165,415,125	139,567,402	14,342,305	26,201,082
Total increase (decrease) in net assets	166,640,480	139,798,815	17,666,758	12,969,052

Net Assets
Beginning of period	159,732,046	19,933,231	51,360,477	38,391,425
End of period	$326,372,526	$159,732,046	$69,027,235	$51,360,477
Accumulated undistributed net investment income (loss) at end of period	$452,130	$66,556	$2,005,774	$1,545,536
Changes in Shares Outstanding
Shares sold	4,400,000	3,000,000	4,000,000	3,440,000
Shares redeemed	(1,100,000)	(200,000)	(2,960,000)	(1,600,000)
Shares outstanding, beginning of period	3,200,000	400,000	4,240,000	2,400,000
Shares outstanding, end of period	6,500,000	3,200,000	5,280,000	4,240,000

See notes to financial statements.
184 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS	May 31, 2013

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Period June 7, 2010* through May 31, 2011
Net asset value, beginning of period	$20.83	$20.85	$20.08
Income from investment operations
Net investment income (a)	0.23	0.30	0.30
Net realized and unrealized gain (loss)	(0.02)	(0.02)	0.73
Total from investment operations	0.21	0.28	1.03
Distributions to Shareholders
From net investment income	(0.24)	(0.30)	(0.26)
Capital gains	(0.01)	—	(0.00	(b)
Total distributions to shareholders	(0.25)	(0.30)	(0.26)
Net asset value, end of period	$20.79	$20.83	$20.85
Market value, end of period	$20.80	$20.85	$20.96
Total return (c)
Net asset value	1.01%	1.35%	5.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$174,650	$140,589	$71,940
Ratio of net expenses to average net assets	0.24%	0.24%	0.24	%(d)
Ratio of net investment income to average net assets	1.10%	1.47%	1.48	%(d)
Portfolio turnover rate (e)	2%	4%	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.01 per share.

(c)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 185

FINANCIAL HIGHLIGHTS continued	May 31, 2013

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Period June 7, 2010* through May 31, 2011
Net asset value, beginning of period	$21.03	$21.11	$20.10
Income from investment operations
Net investment income (a)	0.30	0.40	0.45
Net realized and unrealized gain (loss)	0.23	(0.08)	0.93
Total from investment operations	0.53	0.32	1.38
Distributions to shareholders
From net investment income	(0.31)	(0.40)	(0.37)
Capital gains	(0.01)	—	(0.00	(b)
Total distributions to shareholders	(0.32)	(0.40)	(0.37)
Net asset value, end of period	$21.24	$21.03	$21.11
Market value, end of period	$21.30	$21.09	$21.21
Total return (c)
Net asset value	2.51%	1.55%	6.91%

Ratios and supplemental data
Net assets, end of period (thousands)	$254,860	$141,957	$57,006
Ratio of net expenses to average net assets	0.24%	0.24%	0.24	%(d)
Ratio of net investment income to average net assets	1.42%	1.91%	2.24	%(d)
Portfolio turnover rate (e)	7%	3%	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.01

(c)	Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
186 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2013

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Period June 7, 2010* through May 31, 2011
Net asset value, beginning of period	$21.35	$21.23	$20.14
Income from investment operations
Net investment income (a)	0.39	0.51	0.56
Net realized and unrealized gain	0.48	0.11	1.00
Total from investment operations	0.87	0.62	1.56
Distributions to shareholders
From net investment income	(0.40)	(0.50)	(0.47)
Capital gains	(0.02)	—	—
Total distributions to shareholders	(0.42)	(0.50)	(0.47)
Net asset value, end of period	$21.80	$21.35	$21.23
Market value, end of period	$21.86	$21.39	$21.37
Total return (b)
Net asset value	4.10%	2.99%	7.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$248,488	$121,717	$35,037
Ratio of net expenses to average net assets	0.24%	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	1.81%	2.42%	2.77	%(c)
Portfolio turnover rate (d)	3%	1%	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 187

FINANCIAL HIGHLIGHTS continued	May 31, 2013

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Period June 7, 2010* through May 31, 2011
Net asset value, beginning of period	$21.66	$21.38	$20.13
Income from investment operations
Net investment income (a)	0.46	0.58	0.66
Net realized and unrealized gain	0.58	0.28	1.16
Total from investment operations	1.04	0.86	1.82
Distributions to shareholders
From net investment income	(0.47)	(0.58)	(0.57)
Capital gains	(0.02)	—	—
Total distributions to shareholders	(0.49)	(0.58)	(0.57)
Net asset value, end of period	$22.21	$21.66	$21.38
Market value, end of period	$22.28	$21.70	$21.48
Total return (b)
Net asset value	4.82%	4.10%	9.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$233,176	$116,979	$28,857
Ratio of net expenses to average net assets	0.24%	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	2.07%	2.72%	3.24	%(c)
Portfolio turnover rate (d)	4%	5%	4%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
188 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2013

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Period June 7, 2010* through May 31, 2011
Net asset value, beginning of period	$21.90	$21.59	$20.19
Income from investment operations
Net investment income (a)	0.52	0.70	0.75
Net realized and unrealized gain	0.78	0.30	1.30
Total from investment operations	1.30	1.00	2.05
Distributions to shareholders
From net investment income	(0.52)	(0.69)	(0.65)
Capital gains	(0.02)	—	—
Total distributions to shareholders	(0.54)	(0.69)	(0.65)
Net asset value, end of period	$22.66	$21.90	$21.59
Market value, end of period	$22.71	$21.93	$21.62
Total return (b)
Net asset value	5.98%	4.76%	10.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$261,758	$114,965	$29,145
Ratio of net expenses to average net assets	0.24%	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	2.28%	3.24%	3.62	%(c)
Portfolio turnover rate (d)	3%	3%	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 189

FINANCIAL HIGHLIGHTS continued	May 31, 2013

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2013	For the Period March 28, 2012* through May 31, 2012
Net asset value, beginning of period	$20.04	$19.98
Income from investment operations
Net investment income (a)	0.40	0.09
Net realized and unrealized gain (loss)	0.94	(0.00)	(e)
Total from investment operations	1.34	0.09
Distributions to shareholders
From net investment income	(0.40)	(0.03)
Net asset value, end of period	$20.98	$20.04
Market value, end of period	$21.04	$20.13
Total return (b)
Net asset value	6.73%	0.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$91,264	$6,011
Ratio of net expenses to average net assets	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	1.90%	2.53	%(c)
Portfolio turnover rate (d)	5%	2%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01

See notes to financial statements.
190 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2013

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2013		For the Period March 28, 2012* through May 31, 2012
Net asset value, beginning of period	$20.27		$19.97
Income from investment operations
Net investment income (a)	0.47		0.10
Net realized and unrealized gain	0.70		0.24
Total from investment operations	1.17		0.34
Distributions to shareholders
From net investment income	(0.50)		(0.04)
Capital gains	(0.00	)(e)	—
Total distributions to shareholders	(0.50)		(0.04)
Net asset value, end of period	$20.94		$20.27
Market value, end of period	$20.98		$20.14
Total return (b)
Net asset value	5.85%		1.71%

Ratios and supplemental data
Net assets, end of period (thousands)	$56,529		$9,119
Ratio of net expenses to average net assets	0.24%		0.24	%(c)
Ratio of net investment income to average net assets	2.26%		2.88	%(c)
Portfolio turnover rate (d)	4%		0%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 191

FINANCIAL HIGHLIGHTS continued	May 31, 2013

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2013	For the Period March 28, 2012* through May 31, 2012
Net asset value, beginning of period	$20.33	$19.99
Income from investment operations
Net investment income (a)	0.59	0.11
Net realized and unrealized gain	0.66	0.28
Total from investment operations	1.25	0.39
Distributions to shareholders
From net investment income	(0.60)	(0.05)
Capital gains	(0.04)	—
Total distributions to shareholders	(0.64)	(0.05)
Net asset value, end of period	$20.94	$20.33
Market value, end of period	$20.89	$20.32
Total return (b)
Net asset value	6.16%	1.93%

Ratios and supplemental data
Net assets, end of period (thousands)	$47,123	$9,148
Ratio of net expenses to average net assets	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	2.83%	3.06	%(c)
Portfolio turnover rate (d)	5%	0%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
192 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2013

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012		For the Period January 25, 2011* through May 31, 2011
Net asset value, beginning of period	$25.40	$25.71		$25.13
Income from investment operations
Net investment income (a)	0.99	1.24		0.36
Net realized and unrealized gain (loss)	0.34	(0.42)		0.44
Total from investment operations	1.33	0.82		0.80
Distributions to shareholders
From net investment income	(1.03)	(1.13)		(0.22)
Capital gains	(0.04)	(0.00	)(b)	—
Total distributions to shareholders	(1.07)	(1.13)		(0.22)
Net asset value, end of period	$25.66	$25.40		$25.71
Market value, end of period	$25.76	$25.50		$25.82
Total return (c)
Net asset value	5.31%	3.30%		3.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$212,937	$144,787		$28,276
Ratio of net expenses to average net assets	0.42%	0.42%		0.42	%(d)
Ratio of net investment income to average net assets	3.85%	4.93%		4.15	%(d)
Portfolio turnover rate (e)	71%	50%		34%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.01.

(c)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 193

FINANCIAL HIGHLIGHTS continued	May 31, 2013

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Period January 25, 2011* through May 31, 2011
Net asset value, beginning of period	$25.64	$25.72	$25.06
Income from investment operations
Net investment income (a)	1.13	1.42	0.43
Net realized and unrealized gain (loss)	0.98	(0.20)	0.52
Total from investment operations	2.11	1.22	0.95
Distributions to shareholders
From and in excess of net investment income	(1.14)	(1.30)	(0.29)
Capital gains	(0.04)	—	—
Total distributions to shareholders	(1.18)	(1.30)	(0.29)
Net asset value, end of period	$26.57	$25.64	$25.72
Market value, end of period	$26.62	$25.62	$25.83
Total return (b)
Net asset value	8.40%	4.97%	3.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$300,271	$102,560	$18,003
Ratio of net expenses to average net assets	0.42%	0.42%	0.42	%(c)
Ratio of net investment income to average net assets	4.29%	5.61%	4.92	%(c)
Portfolio turnover rate (d)	37%	56%	19%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
194 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2013

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Period January 25, 2011* through May 31, 2011
Net asset value, beginning of period	$25.41	$25.73	$25.21
Income from investment operations
Net investment income (a)	1.37	1.48	0.47
Net realized and unrealized gain (loss)	1.35	(0.46)	0.35
Total from investment operations	2.72	1.02	0.82
Distributions to shareholders
From net investment income	(1.36)	(1.34)	(0.30)
Capital gains	(0.01)	—	—
Total distributions to shareholders	(1.37)	(1.34)	(0.30)
Net asset value, end of period	$26.76	$25.41	$25.73
Market value, end of period	$26.81	$25.48	$25.86
Total return (b)
Net asset value	10.96%	4.18%	3.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$417,507	$195,681	$12,864
Ratio of net expenses to average net assets	0.42%	0.42%	0.42	%(c)
Ratio of net investment income to average net assets	5.18%	5.89%	5.40	%(c)
Portfolio turnover rate (d)	61%	70%	14%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 195

FINANCIAL HIGHLIGHTS continued	May 31, 2013

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2013	For the Period April 25, 2012* through May 31, 2012
Net asset value, beginning of period	$24.83	$24.99
Income from investment operations
Net investment income (a)	1.30	0.12
Net realized and unrealized gain (loss)	1.73	(0.28)
Total from investment operations	3.03	(0.16)
Distributions to shareholders
From net investment income	(1.19)	—
Net asset value, end of period	$26.67	$24.83
Market value, end of period	$26.73	$24.90
Total return (b)
Net asset value	12.47%	-0.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$144,010	$7,448
Ratio of net expenses to average net assets	0.42%	0.42	%(c)
Ratio of net investment income to average net assets	4.98%	4.82	%(c)
Portfolio turnover rate (d)	32%	7%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
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FINANCIAL HIGHLIGHTS continued	May 31, 2013

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2013	For the Period April 25, 2012* through May 31, 2012
Net asset value, beginning of period	$24.91	$24.94
Income from investment operations
Net investment income (a)	1.26	0.12
Net realized and unrealized gain (loss)	1.91	(0.15)
Total from investment operations	3.17	(0.03)
Distributions to shareholders
From net investment income	(1.18)	—
Net asset value, end of period	$26.90	$24.91
Market value, end of period	$26.88	$25.02
Total return (b)
Net asset value	12.97%	-0.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$67,251	$7,474
Ratio of net expenses to average net assets	0.42%	0.42	%(c)
Ratio of net investment income to average net assets	4.80%	5.00	%(c)
Portfolio turnover rate (d)	38%	5%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
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FINANCIAL HIGHLIGHTS continued	May 31, 2013

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2013		For the Period April 25, 2012* through May 31, 2012
Net asset value, beginning of period	$24.62		$24.97
Income from investment operations
Net investment income (a)	1.49		0.13
Net realized and unrealized gain (loss)	1.93		(0.48)
Total from investment operations	3.42		(0.35)
Distributions to shareholders
From net investment income	(1.34)		—
Capital gains	(0.00	)(e)	—
Total distributions to shareholders	(1.34)		—
Net asset value, end of period	$26.70		$24.62
Market value, end of period	$26.76		$24.73
Total return (b)
Net asset value	14.20%		-1.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$66,748		$4,923
Ratio of net expenses to average net assets	0.42%		0.42	%(c)
Ratio of net investment income to average net assets	5.71%		5.30	%(c)
Portfolio turnover rate (d)	37%		4%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01

See notes to financial statements.
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FINANCIAL HIGHLIGHTS continued	May 31, 2013

GIY Guggenheim Enhanced Core Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2013		For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009
Net asset value, beginning of period	$52.57		$53.04	$52.03	$50.39	$48.98
Income from investment operations
Net investment income (loss) (a)	0.85		0.94	0.86	1.03	1.04
Net realized and unrealized gain (loss)	(0.62)		2.32	1.79	2.65	1.54
Total from investment operations	0.23		3.26	2.65	3.68	2.58
Distributions to shareholders
From and in excess of net investment income	(1.28)		(0.82)	(1.21)	(1.61)	(1.17)
Capital gains	(0.63)		(2.91)	(0.43)	(0.43)	—
Total distributions to shareholders	(1.91)		(3.73)	(1.64)	(2.04)	(1.17)
Net asset value, end of period	$50.89		$52.57	$53.04	$52.03	$50.39
Market value, end of period	$50.71		$52.38	$53.00	$53.45	$43.05
Total return*(b)
Net asset value	0.40%		6.33%	5.15%	7.43%	5.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,089		$5,257	$5,304	$5,203	$5,039
Ratio of net expenses to average net assets*	0.27%		0.27%	0.32%	0.32%	0.50%
Ratio of net investment income (loss) to average net assets*	1.63%		1.78%	1.62%	2.00%	2.10%
Portfolio turnover rate (c)	26	%(d)	296%	458%	505%	499%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	2.31%		2.78%	2.01%	2.76%	3.05%
Ratio of net investment income (loss) to average net assets	-0.41%		-0.73%	-0.07%	-0.44%	-0.45%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(d)	The decrease in the portfolio turnover compared to prior years is the result of the change in the Fund’s investment strategy.

See notes to financial statements.
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FINANCIAL HIGHLIGHTS continued	May 31, 2013

GSY Guggenheim Enhanced Short Duration Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009
Net asset value, beginning of period	$49.92	$49.83	$49.80	$49.83	$50.02
Income from investment operations
Net investment income (a)	0.57	0.22	0.02	0.01	0.49
Net realized and unrealized gain (loss)	0.24	0.07	0.02	(0.02)	0.03
Total from investment operations	0.81	0.29	0.04	(0.01)	0.52
Distributions to shareholders
From and in excess of net investment income	(0.48)	(0.19)	(0.01)	(0.01)	(0.70)
Capital gains	(0.04)	(0.01)	—	—	—
Return of capital	—	—	—	(0.01)	(0.01)
Total distributions to shareholder	(0.52)	(0.20)	(0.01)	(0.02)	(0.71)
Net asset value, end of period	$50.21	$49.92	$49.83	$49.80	$49.83
Market value, end of period	$50.24	$49.95	$49.79	$49.78	$49.84
Total return* (b)
Net asset value	1.63%	0.59%	0.07%	-0.03%	1.05%
Ratios and supplemental data
Net assets, end of period (thousands)	$326,373	$159,732	$19,933	$14,940	$9,965
Ratio of net expenses to average net assets* (d)	0.26%	0.26%	0.27%	0.32%	0.46%
Ratio of net investment income to average net assets*	1.14%	0.45%	0.03%	0.01%	0.98%
Portfolio turnover rate (c)	83%	7%	0%	0%	0%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets (d)	0.30%	0.56%	2.08%	1.02%	2.12%
Ratio of net investment income (loss) to average net assets	1.10%	0.15%	-1.78%	-0.69%	-0.68%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(d)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the net impact to the expense ratio would be approximately 0.02% for the year ended May 31, 2013, 0.01% for the year ended May 31, 2012 and 0.00% for all other years.

See notes to financial statements.
200 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2013

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009
Net asset value, beginning of period	$12.11	$16.00	$13.19	$11.55	$19.37
Income from investment operations
Net investment income (loss) (a)	1.07	1.04	0.91	0.76	0.88
Net realized and unrealized gain (loss)	0.86	(4.23)	2.76	1.51	(7.98)
Total from investment operations	1.93	(3.19)	3.67	2.27	(7.10)
Distributions to shareholders
From and in excess of net investment income	(0.97)	(0.70)	(0.86)	(0.63)	(0.72)
Total distribution to shareholders	(0.97)	(0.70)	(0.86)	(0.63)	(0.72)
Net asset value, end of period	$13.07	$12.11	$16.00	$13.19	$11.55
Market value, end of period	$13.02	$12.10	$16.15	$13.15	$11.24
Total return *(b)
Net asset value	16.33%	-20.43%	28.89%	19.97%	-37.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$69,027	$51,360	$38,391	$12,665	$5,542
Ratio of net expenses to average net assets (d)*	0.65%	0.65%	0.65%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets*	8.28%	7.63%	6.14%	5.47%	7.62%
Portfolio turnover rate (c)	55%	91%	51%	34%	181%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets (d)	0.92%	1.05%	1.44%	2.15%	2.97%
Ratio of net investment income (loss) to average net assets	8.01%	7.23%	5.35%	3.97%	5.31%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(d)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the net increase to the expense ratio would be approximately 0.25% for the year ended May 31, 2013, 0.48% for the year ended May 31, 2012, 0.00% for the years ended May 31, 2011 and May 31, 2010 and 0.09% for the year ended May 31, 2009.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 201

NOTES TO FINANCIAL STATEMENTS	May 31, 2013

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.

The following 17 portfolios have an annual reporting period ended on May 31, 2013:

Guggenheim BulletShares 2013 Corporate Bond ETF
Guggenheim BulletShares 2014 Corporate Bond ETF
Guggenheim BulletShares 2015 Corporate Bond ETF
Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim Enhanced Core Bond ETF
Guggenheim Enhanced Short Duration Bond ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

The Guggenheim BulletShares 2012 Corporate Bond ETF and Guggenheim BulletShares 2012 High Yield Corporate Bond ETF each had a designated year of maturity of 2012 and terminated on December 31, 2012. In connection with such terminations, these Funds made cash distributions to then-current shareholders of their net assets after making appropriate provisions for any liabilities of the Funds. The Funds did not seek to return any predetermined amount at maturity.

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim BulletShares
2013 Corporate Bond ETF	BulletShares® USD Corporate Bond 2013 Index

Guggenheim BulletShares
2014 Corporate Bond ETF	BulletShares® USD Corporate Bond 2014 Index

Guggenheim BulletShares
2015 Corporate Bond ETF	BulletShares® USD Corporate Bond 2015 Index

Guggenheim BulletShares
2016 Corporate Bond ETF	BulletShares® USD Corporate Bond 2016 Index

Guggenheim BulletShares
2017 Corporate Bond ETF	BulletShares® USD Corporate Bond 2017 Index

Guggenheim BulletShares
2018 Corporate Bond ETF	BulletShares® USD Corporate Bond 2018 Index

Guggenheim BulletShares
2019 Corporate Bond ETF	BulletShares® USD Corporate Bond 2019 Index

Guggenheim BulletShares
2020 Corporate Bond ETF	BulletShares® USD Corporate Bond 2020 Index

Guggenheim BulletShares	BulletShares® USD High Yield
2013 High Yield Corporate Bond ETF	Corporate Bond 2013 Index

Guggenheim BulletShares	BulletShares® USD High Yield
2014 High Yield Corporate Bond ETF	Corporate Bond 2014 Index

Guggenheim BulletShares	BulletShares® USD High Yield
2015 High Yield Corporate Bond ETF	Corporate Bond 2015 Index

Guggenheim BulletShares	BulletShares® USD High Yield
2016 High Yield Corporate Bond ETF	Corporate Bond 2016 Index

Guggenheim BulletShares	BulletShares® USD High Yield
2017 High Yield Corporate Bond ETF	Corporate Bond 2017 Index

Guggenheim BulletShares	BulletShares® USD High Yield
2018 High Yield Corporate Bond ETF	Corporate Bond 2018 Index

Guggenheim S&P Global Dividend
Opportunities Index ETF	S&P Global Dividend Opportunities Index

Guggenheim Enhanced Core Bond ETF and Guggenheim Enhanced Short Duration Bond ETF are actively managed ETFs and therefore do not track an index.

Note 2 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type.

202 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2013

If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures.

The valuation process involved for Level 3 measurements for the Funds is completed on a daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review. For Level 3 securities, the Funds utilize a pricing committee (the “Pricing Committee”), which is comprised of employees of Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) or its affiliates responsible for implementing the valuation procedures established by the Funds.

Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors. These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2013.

Guggenheim BulletShares 2013 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$171,603	$—	$171,603
U.S. Treasury Security	—	2,731		2,731
Investments of
Collateral for
Securities Loaned	205	—	—	205
Total	$205	$174,334	$—	$174,539

Guggenheim BulletShares 2014 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$250,867	$—	$250,867
Investments of
Collateral for
Securities Loaned	550	—	—	550
Total	$550	$250,867	$—	$251,417

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NOTES TO FINANCIAL STATEMENTS continued	May 31, 2013

Guggenheim BulletShares 2015 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$245,789	$—	$245,789
Investments of
Collateral for
Securities Loaned	1,006	—	—	1,006
Total	$1,006	$245,789	$—	$246,795

Guggenheim BulletShares 2016 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$230,278	$—	$230,278
Investments of
Collateral for
Securities Loaned	711	—	—	711
Total	$711	$230,278	$—	$230,989

Guggenheim BulletShares 2017 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$258,943	$—	$258,943
Investments of
Collateral for
Securities Loaned	777	—	—	777
Total	$777	$258,943	$—	$259,720

Guggenheim BulletShares 2018 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$89,956	$—	$89,956
Investments of
Collateral for
Securities Loaned	103	—	—	103
Total	$103	$89,956	$—	$90,059

Guggenheim BulletShares 2019 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$55,586	$—	$55,586
Total	$—	$55,586	$—	$55,586

Guggenheim BulletShares 2020 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$46,207	$—	$46,207
Investments of
Collateral for
Securities Loaned	78	—	—	78
Total	$78	$46,207	$—	$46,285

Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$164,876	$—	$164,876
U.S. Treasury Security	—	37,792	—	37,792
Investments of
Collateral for
Securities Loaned	2,541	—	—	2,541
Total	$2,541	$202,668	$—	$205,209

Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$294,230	$—	$294,230
Exchange Traded Fund	369	—	—	369
Investments of
Collateral for
Securities Loaned	4,094	—	—	4,094
Total	$4,463	$294,230	$—	$298,693

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$409,232	$—	$409,232
Exchange Traded Fund	179	—	—	179
Investments of
Collateral for
Securities Loaned	6,250	—	—	6,250
Total	$6,429	$409,232	$—	$415,661

Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$140,913	$—	$140,913
Investments of
Collateral for
Securities Loaned	1,080	—	—	1,080
Total	$1,080	$140,913	$—	$141,993

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$65,603	$—	$65,603
Exchange Traded Fund	377	—	—	377
Investments of
Collateral for
Securities Loaned	1,762	—	—	1,762
Total	$2,139	$65,603	$—	$67,742

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NOTES TO FINANCIAL STATEMENTS continued	May 31, 2013

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$64,958	$—	$64,958
Exchange Traded Fund	580	—	—	580
Investments of
Collateral for
Securities Loaned	972	—	—	972
Total	$1552	$64,958	$—	$66,510

Guggenheim Enhanced Core Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$1,019	$—	$1,019
Mortgage Backed
Securities	—	2,444	—	2,444
U. S .Government
Agency Securities	—	458	—	458
U. S. Treasury
Securities	—	1,083	—	1,083
Money Market Fund	63	—	—	63
Total	$63	$5,004	$—	$5,067

Guggenheim Enhanced Short Duration Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$72,036	$1,668	$73,704
Asset Backed
Securities	—	28,575	2,264	30,839
Collateralized Mortgage
Obligations	—	1,456	—	1,456
Term Loans	—	23,210	—	23,210
U.S. Government and
Agency Security	—	5,988	—	5,988
Unfunded Commitments	—	7	—	7
Exchange Traded Funds	10,644	—	—	10,644
Commercial Paper	—	109,191	—	109,191
Repurchase Agreements	—	64,273	—	64,273
Municipal Bonds	—	3,200	—	3,200
Investments of Collateral
for Securities Loaned	1,762	—	—	1,762
Money Market Fund	4,908	—	—	4,908
Total	$17,314	$307,936	$3,932	$329,182

The following table presents the activity for the Fund’s investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the year ended May 31, 2013.

Beginning Balance at 5/31/12
Asset Backed Securities	$—
Corporate Bonds	—
Purchases:
Asset Backed Securities	2,215
Corporate Bonds	1,670
Change in unrealized gain/loss
Asset Backed Securities	49
Corporate Bonds	(2)
Ending Balance at 5/31/13
Asset Backed Securities	2,264
Corporate Bonds	1,668
Total Level 3 holdings	$3,932

Golub Capital Partners Funding, LTD., Garanti Diversified Payment Rights Finance Co. and Drug Royalty II LP. were all priced using an option adjusted spread model based on a broker quote.

All securities held by Guggenheim S&P Global Dividend Opportunities Index ETF were valued using quoted prices in active markets (Level 1).

There were no transfers between levels for the Funds for the year ended May 31, 2013.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the year ended May 31, 2013, Guggenheim Enhanced Core Bond ETF and Guggenheim Enhanced Short Duration Bond ETF recognized an increase of interest income and a decrease of realized gain of $43,753 and $177,663, respectively. These reclassifications are reflected on the Statement of Operations and had no effect on the net asset values of these Funds. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted to interest income over the lives of the respective securities using the effective interest method. Premiums on debt securities purchased are amortized to interest income up to the next call date of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

Real Estate Investment Trust (“REIT”) distributions received by the Funds are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) Currency Translation
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and asked price of respective exchange rates on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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NOTES TO FINANCIAL STATEMENTS continued	May 31, 2013

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are included as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are included in unrealized appreciation (depreciation) on foreign currency translations.

(d) Distributions
The Funds intend to distribute substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim BulletShares 2013 Corporate Bond ETF	monthly
Guggenheim BulletShares 2014 Corporate Bond ETF	monthly
Guggenheim BulletShares 2015 Corporate Bond ETF	monthly
Guggenheim BulletShares 2016 Corporate Bond ETF	monthly
Guggenheim BulletShares 2017 Corporate Bond ETF	monthly
Guggenheim BulletShares 2018 Corporate Bond ETF	monthly
Guggenheim BulletShares 2019 Corporate Bond ETF	monthly
Guggenheim BulletShares 2020 Corporate Bond ETF	monthly
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	monthly
Guggenheim Enhanced Core Bond ETF	monthly
Guggenheim Enhanced Short Duration Bond ETF	monthly
Guggenheim S&P Global Dividend Opportunities Index ETF	quarterly

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e) Securities Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is invested with the securities lending agent in an overnight securities lending fund. The overnight securities lending fund is comprised of short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

(f) Repurchase Agreements
Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and GFIA, the Investment Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim Enhanced Core Bond ETF	0.20%
Guggenheim Enhanced Short Duration Bond ETF	0.20%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.50%

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and

206 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2013

facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim BulletShares 2013 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2014 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2015 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.42%

Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Under a separate Fund Administration agreement, the Investment Adviser provides Fund Administration services to the Funds. The Investment Adviser receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

Effective May 14, 2013, the Board of Trustees approved Rydex Fund Services, LLC (“RFS”) as the Administrator of the Fund. Both RFS and GFIA are affiliates of Guggenheim Partners, LLC, a global diversified financial services firm.

For the year ended May 31, 2013, the below listed Funds recognized Fund Administration expenses and waived Fund Administration expenses as follows:

	Fund Administration Expense	Fund Administration Expense Waived
Guggenheim Enhanced Core Bond ETF	$1,437	$1,437
Guggenheim Enhanced Short Duration
Bond ETF	57,752	—
Guggenheim S&P Global Dividend
Opportunities Index ETF	15,072	—

Due to their unitary management fee structure, Guggenheim BulletShares 2013 Corporate Bond ETF, Guggenheim BulletShares 2014 Corporate Bond ETF, Guggenheim BulletShares 2015 Corporate Bond ETF, Guggenheim BulletShares 2016 Corporate Bond ETF, Guggenheim BulletShares 2017 Corporate Bond ETF, Guggenheim BulletShares 2018 Corporate Bond ETF, Guggenheim BulletShares 2019 Corporate Bond ETF, Guggenheim BulletShares 2020 Corporate Bond ETF, Guggenheim BulletShares 2013 High Yield Corporate Bond ETF, Guggenheim BulletShares 2014 High Yield Corporate Bond ETF, Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, Guggenheim BulletShares 2017 High Yield Corporate Bond ETF and Guggenheim BulletShares 2018 High Yield Corporate Bond ETF do not charge a separate Fund Administration fee.

The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and securities lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As security lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.

The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Guggenheim Enhanced Core Bond ETF, Guggenheim Enhanced Short Duration Bond ETF and Guggenheim S&P Global Dividend Opportunities Index ETF (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding the following percentages of average net assets per year, at least until December 31, 2015:

Fund	Rate
Guggenheim Enhanced Core Bond ETF	0.27%
Guggenheim Enhanced Short Duration Bond ETF	0.27%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.60%

For the year ended May 31, 2013, the Investment Adviser waived fees and assumed the following fees and expenses:

	Advisory Fees Waived	Expenses Reimbursed
Guggenheim Enhanced Core Bond ETF	$10,452	$96,320
Guggenheim Enhanced Short Duration
Bond ETF	$85,145	$—
Guggenheim S&P Global Dividend
Opportunities Index ETF	$145,440	$—

Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a periodic basis.

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.

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NOTES TO FINANCIAL STATEMENTS continued	May 31, 2013

Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BulletShares 2013 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2014 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2015 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2019 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2020 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim S&P Global Dividend Opportunities
Index ETF	Standard & Poor’s

The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for Funds without a unitary management fee.

Note 4 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.

At May 31, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Cost Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)	Net Tax Unrealized Appreciation (Depreciation) on Foreign Currency
Guggenheim BulletShares 2013 Corporate Bond ETF	$174,377,954	$172,965	$(12,421)	$160,544	$—
Guggenheim BulletShares 2014 Corporate Bond ETF	249,632,344	1,796,370	(11,219)	1,785,151	—
Guggenheim BulletShares 2015 Corporate Bond ETF	243,138,008	3,704,022	(46,973)	3,657,049	—
Guggenheim BulletShares 2016 Corporate Bond ETF	226,250,654	4,842,787	(104,987)	4,737,800	—
Guggenheim BulletShares 2017 Corporate Bond ETF	254,807,493	5,584,822	(672,231)	4,912,591	—
Guggenheim BulletShares 2018 Corporate Bond ETF	90,393,917	316,622	(651,064)	(334,442)	—
Guggenheim BulletShares 2019 Corporate Bond ETF	55,596,931	318,977	(330,281)	(11,304)	—
Guggenheim BulletShares 2020 Corporate Bond ETF	46,423,757	250,247	(389,199)	(138,952)	—
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	204,849,615	533,744	(174,640)	359,104	—
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	295,199,189	3,781,700	(288,388)	3,493,312	—
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	408,895,563	7,441,710	(676,693)	6,765,017	—
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	140,523,804	1,930,097	(461,185)	1,468,912	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	67,011,738	884,275	(153,757)	730,518	—
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	65,566,793	1,291,333	(347,739)	943,594	—
Guggenheim Enhanced Core Bond ETF	5,012,513	129,477	(74,612)	54,865	—
Guggenheim Enhanced Short Duration Bond ETF	328,375,096	956,356	(149,598)	806,758	—
Guggenheim S&P Global Dividend Opportunities Index ETF	81,502,149	2,452,570	(7,138,450)	(4,685,880)	(1,082)

208 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2013

Tax components of the following balances as of May 31, 2013, were as follows:

	Undistributed Ordinary Income (Accumulated Ordinary Loss)	Undistributed Long-Term Gains (Accumulated Capital & Other Loss)
Guggenheim BulletShares 2013
Corporate Bond ETF	$101,146	$16,353
Guggenheim BulletShares 2014
Corporate Bond ETF	265,884	103,750
Guggenheim BulletShares 2015
Corporate Bond ETF	319,321	12,249
Guggenheim BulletShares 2016
Corporate Bond ETF	362,723	82,171
Guggenheim BulletShares 2017
Corporate Bond ETF	488,775	90,536
Guggenheim BulletShares 2018
Corporate Bond ETF	138,152	–
Guggenheim BulletShares 2019
Corporate Bond ETF	124,655	–
Guggenheim BulletShares 2020
Corporate Bond ETF	92,692	–
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF	1,253,504	193,252
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	1,641,521	592,536
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	5,321,411	324,978
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	701,233	22,508
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	399,162	34,219
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	414,217	–
Guggenheim Enhanced Core Bond ETF	13,337	(36,064)
Guggenheim Enhanced Short Duration
Bond ETF	606,659	46,427
Guggenheim S&P Global Dividend
Opportunities Index ETF	2,127,756	(16,160,517)

Distributions to Shareholders:
The tax character of distributions paid during the year ended May 31, 2013, was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains
Guggenheim BulletShares 2013
Corporate Bond ETF	$1,857,300	$22,950
Guggenheim BulletShares 2014
Corporate Bond ETF	2,652,000	33,600
Guggenheim BulletShares 2015
Corporate Bond ETF	3,031,500	76,500
Guggenheim BulletShares 2016
Corporate Bond ETF	3,285,900	100,800
Guggenheim BulletShares 2017
Corporate Bond ETF	4,054,800	–
Guggenheim BulletShares 2018
Corporate Bond ETF	524,400	–
Guggenheim BulletShares 2019
Corporate Bond ETF	472,500	–
Guggenheim BulletShares 2020
Corporate Bond ETF	473,700	–
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF	7,703,200	–
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	8,198,200	14,400
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	15,937,700	–
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	2,288,600	–
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	1,062,000	–
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	1,388,800	–
Guggenheim Enhanced Core Bond ETF	191,100	–
Guggenheim Enhanced Short Duration
Bond ETF	2,226,300	25,800
Guggenheim S&P Global Dividend
Opportunities Index ETF	3,901,440	–

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NOTES TO FINANCIAL STATEMENTS continued	May 31, 2013

The tax character of distributions paid during the year ended May 31, 2012, was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains
Guggenheim BulletShares 2013
Corporate Bond ETF	$1,478,100	$–
Guggenheim BulletShares 2014
Corporate Bond ETF	1,697,550	–
Guggenheim BulletShares 2015
Corporate Bond ETF	1,577,250	–
Guggenheim BulletShares 2016
Corporate Bond ETF	1,703,700	–
Guggenheim BulletShares 2017
Corporate Bond ETF	1,670,100	–
Guggenheim BulletShares 2018
Corporate Bond ETF	8,400	–
Guggenheim BulletShares 2019
Corporate Bond ETF	18,900	–
Guggenheim BulletShares 2020
Corporate Bond ETF	20,250	–
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF *	3,381,100	–
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	2,473,400	–
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	2,817,800	–
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	–	–
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	–	–
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	–	–
Guggenheim Enhanced Core Bond ETF*	217,915	155,085
Guggenheim Enhanced Short Duration
Bond ETF*	164,200	–
Guggenheim S&P Global Dividend
Opportunities Index ETF	2,329,280	–

*Including capital gains distributions made.

At May 31, 2013, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of paydown gains, dividend reclasses, investments in real estate investments trusts, wash sales from redemption in-kind transactions, redemption in-kind transactions, foreign currency gains and losses, the “mark to market” of certain passive foreign investment companies (PFICs), and post October losses. Net investment income, net realized gains, and net assets were not affected by these changes.

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid In Capital
Guggenheim BulletShares 2013
Corporate Bond ETF	$–	$–	$–
Guggenheim BulletShares 2014
Corporate Bond ETF	–	–	–
Guggenheim BulletShares 2015
Corporate Bond ETF	–	–	–
Guggenheim BulletShares 2016
Corporate Bond ETF	–	–	–
Guggenheim BulletShares 2017
Corporate Bond ETF	–	–	–
Guggenheim BulletShares 2018
Corporate Bond ETF	–	–	–
Guggenheim BulletShares 2019
Corporate Bond ETF	–	–	–
Guggenheim BulletShares 2020
Corporate Bond ETF	–	–	–
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF	–	–	–
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	–	–	–
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	–	–	–
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	–	–	–
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	–	–	–
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	–	–	–
Guggenheim Enhanced Core Bond ETF	43,706	(43,706)	–
Guggenheim Enhanced Short Duration
Bond ETF	3,995	(4,024)	29
Guggenheim S&P Global Dividend
Opportunities Index ETF	(176,613)	(2,840,410)	3,017,023

210 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2013

At May 31, 2013, for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

	Capital Loss Expiring in 2016	Capital Loss Expiring in 2017	Capital Loss Expiring in 2018	Capital Loss Expiring in 2019	Unlimited Short-Term Capital Loss	Unlimited Long-Term Capital Loss	Total
Guggenheim BulletShares 2013
Corporate Bond ETF	$–	$–	$–	$–	$–	$–	$–
Guggenheim BulletShares 2014
Corporate Bond ETF	–	–	–	–	–	–	–
Guggenheim BulletShares 2015
Corporate Bond ETF	–	–	–	–	–	–	–
Guggenheim BulletShares 2016
Corporate Bond ETF	–	–	–	–	–	–	–
Guggenheim BulletShares 2017
Corporate Bond ETF	–	–	–	–	–	–	–
Guggenheim BulletShares 2018
Corporate Bond ETF	–	–	–	–	–	–	–
Guggenheim BulletShares 2019
Corporate Bond ETF	–	–	–	–	–	–	–
Guggenheim BulletShares 2020
Corporate Bond ETF	–	–	–	–	–	–	–
Guggenheim BulletShares 2013
High Yield Corporate Bond ETF	–	–	–	–	–	–	–
Guggenheim BulletShares 2014
High Yield Corporate Bond ETF	–	–	–	–	–	–	–
Guggenheim BulletShares 2015
High Yield Corporate Bond ETF	–	–	–	–	–	–	–
Guggenheim BulletShares 2016
High Yield Corporate Bond ETF	–	–	–	–	–	–	–
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF	–	–	–	–	–	–	–
Guggenheim BulletShares 2018
High Yield Corporate Bond ETF	–	–	–	–	–	–	–
Guggenheim Enhanced Core Bond ETF	–	–	–	–	(21,252)	(14,812)	(36,064)
Guggenheim Enhanced Short Duration
Bond ETF	–	–	–	–	–	–	–
Guggenheim S&P Global Dividend
Opportunities Index ETF	(129,232)	(2,414,757)	(2,131,832)	(872,241)	(5,412,817)	(2,630,452)	(13,591,331)

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended May 31, 2013, the following capital loss carryforward amounts were expired or used:

Fund	Amount
Guggenheim BulletShares 2013 Corporate Bond ETF	$(1,708)
Guggenheim BulletShares 2014 Corporate Bond ETF	(3,688)
Guggenheim BulletShares 2015 Corporate Bond ETF	(3,140)
Guggenheim BulletShares 2016 Corporate Bond ETF	(4,200)

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NOTES TO FINANCIAL STATEMENTS continued	May 31, 2013

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended May 31, 2013, the following Funds incurred and will elect to defer net capital losses, currency losses and passive foreign investment company (PFIC) losses as follows:

	Post-October Capital Losses	Post-October Foreign Currency Losses and PFIC Losses
Guggenheim BulletShares 2013 Corporate Bond ETF	$–	$–
Guggenheim BulletShares 2014 Corporate Bond ETF	–	–
Guggenheim BulletShares 2015 Corporate Bond ETF	–	–
Guggenheim BulletShares 2016 Corporate Bond ETF	–	–
Guggenheim BulletShares 2017 Corporate Bond ETF	–	–
Guggenheim BulletShares 2018 Corporate Bond ETF	–	–
Guggenheim BulletShares 2019 Corporate Bond ETF	–	–
Guggenheim BulletShares 2020 Corporate Bond ETF	–	–
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF	–	–
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	–	–
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	–	–
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	–	–
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	–	–
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	–	–
Guggenheim Enhanced Core Bond ETF	–	–
Guggenheim Enhanced Short Duration Bond ETF	–	–
Guggenheim S&P Global Dividend
Opportunities Index ETF	2,569,186	–

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5 - Investment Transactions:
For the year ended May 31, 2013, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim BulletShares 2013
Corporate Bond ETF	$6,388,062	$2,860,150
Guggenheim BulletShares 2014
Corporate Bond ETF	116,330,454	13,810,139
Guggenheim BulletShares 2015
Corporate Bond ETF	120,232,525	5,225,663
Guggenheim BulletShares 2016
Corporate Bond ETF	116,038,715	7,059,225
Guggenheim BulletShares 2017
Corporate Bond ETF	137,527,104	5,023,933
Guggenheim BulletShares 2018
Corporate Bond ETF	87,037,578	1,750,236
Guggenheim BulletShares 2019
Corporate Bond ETF	48,258,248	868,191
Guggenheim BulletShares 2020
Corporate Bond ETF	38,613,526	905,936
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF	139,397,087	116,760,609
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	266,114,932	70,618,473
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	398,709,153	188,686,014
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	151,196,185	18,468,148
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	68,511,096	10,474,691
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	70,513,145	10,695,038
Guggenheim Enhanced Core Bond ETF	1,558,109	1,233,286
Guggenheim Enhanced Short Duration
Bond ETF	167,975,516	81,608,519
Guggenheim S&P Global Dividend
Opportunities Index ETF	30,288,285	30,127,527

212 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2013

For the year ended May 31, 2013, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim BulletShares 2013
Corporate Bond ETF	$1,334,353	$–
Guggenheim BulletShares 2014
Corporate Bond ETF	12,187,776	–
Guggenheim BulletShares 2015
Corporate Bond ETF	10,216,455	–
Guggenheim BulletShares 2016
Corporate Bond ETF	4,998,719	–
Guggenheim BulletShares 2017
Corporate Bond ETF	12,223,866	–
Guggenheim BulletShares 2018
Corporate Bond ETF	–	–
Guggenheim BulletShares 2019
Corporate Bond ETF	–	–
Guggenheim BulletShares 2020
Corporate Bond ETF	–	–
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF	–	–
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	–	–
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	–	–
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	–	–
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	–	–
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	–	–
Guggenheim Enhanced Core Bond ETF	–	–
Guggenheim Enhanced Short Duration
Bond ETF	–	–
Guggenheim S&P Global Dividend
Opportunities Index ETF	52,704,352	37,840,896

Note 6 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 80,000 to 150,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $3,000 are charged to those persons creating or redeeming creation units. An additional charge of up to four times the transaction fee may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.

Note 7– Distribution and Service Plan:
The Board of Trustees of the Trust has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

Note 8 – Loan Commitments
Pursuant to the terms of certain Term Loan agreements, the Guggenheim Enhanced Short Duration Bond ETF (GSY) held unfunded loan commitments as of May 31, 2013. GSY is obligated to fund these loan commitments at the borrower’s discretion. GSY intends to reserve against such contingent obligations by designating cash, liquid securities, and liquid term loans as a reserve. The unrealized appreciation on these commitments of $7,461 as of May 31, 2013, is reported as “Unrealized appreciation on unfunded commitments” on the Statement of Assets and Liabilities.

At May 31, 2013, GSY had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Principal Amount	Unrealized appreciation/ (depreciation)
Charter Communication Operating	$2,000,000	$3,130
CNO Financial Group, Inc.	350,000	3,062
Infor US, Inc.	350,000	1,269
	$2,700,000	$7,461

Note 9 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Subsequent Events:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements, except as noted below.

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NOTES TO FINANCIAL STATEMENTS continued	May 31, 2013

On May 31, 2013, the Board of Trustees declared the following dividends payable on June 7, 2013 to shareholders of record on June 5, 2013. The dividend rates per share were as follows:

Fund	Rate
Guggenheim BulletShares 2013 Corporate Bond ETF	$0.012
Guggenheim BulletShares 2014 Corporate Bond ETF	0.021
Guggenheim BulletShares 2015 Corporate Bond ETF	0.026
Guggenheim BulletShares 2016 Corporate Bond ETF	0.031
Guggenheim BulletShares 2017 Corporate Bond ETF	0.037
Guggenheim BulletShares 2018 Corporate Bond ETF	0.029
Guggenheim BulletShares 2019 Corporate Bond ETF	0.033
Guggenheim BulletShares 2020 Corporate Bond ETF	0.035
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	0.059
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.084
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.099
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.096
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.096
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.103
Guggenheim Enhanced Core Bond ETF	0.076
Guggenheim Enhanced Short Duration Bond ETF	0.047

Subsequent to May 31, 2013, the Board of Trustees declared the following dividends payable on June 28, 2013 to shareholders of record on June 26, 2013. The dividend rates per share were as follows:

Income
Fund	Distribution
Guggenheim S&P Global Dividend Opportunities Index ETF	$0.396

On June 28, 2013, the Board of Trustees declared the following dividends payable on July 5, 2013 to shareholders of record on July 3, 2013. The dividend rates per common share were as follows:

Fund	Rate
Guggenheim BulletShares 2013 Corporate Bond ETF	$0.009
Guggenheim BulletShares 2014 Corporate Bond ETF	0.018
Guggenheim BulletShares 2015 Corporate Bond ETF	0.023
Guggenheim BulletShares 2016 Corporate Bond ETF	0.027
Guggenheim BulletShares 2017 Corporate Bond ETF	0.033
Guggenheim BulletShares 2018 Corporate Bond ETF	0.025
Guggenheim BulletShares 2019 Corporate Bond ETF	0.031
Guggenheim BulletShares 2020 Corporate Bond ETF	0.043
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	0.047
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.073
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.088
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.085
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.095
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.086
Guggenheim Enhanced Core Bond ETF	0.138
Guggenheim Enhanced Short Duration Bond ETF	0.039

214 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	May 31, 2013

The Board of Trustees and Shareholders of
Claymore Exchange-Traded Fund Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Guggenheim BulletShares 2013 Corporate Bond ETF, Guggenheim BulletShares 2014 Corporate Bond ETF, Guggenheim BulletShares 2015 Corporate Bond ETF, Guggenheim BulletShares 2016 Corporate Bond ETF, Guggenheim BulletShares 2017 Corporate Bond ETF, Guggenheim BulletShares 2018 Corporate Bond ETF, Guggenheim BulletShares 2019 Corporate Bond ETF, Guggenheim BulletShares 2020 Corporate Bond ETF, Guggenheim BulletShares 2013 High Yield Corporate Bond ETF, Guggenheim BulletShares 2014 High Yield Corporate Bond ETF, Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim Enhanced Core Bond ETF, Guggenheim Enhanced Short Duration Bond ETF and Guggenheim S&P Global Dividend Opportunities Index ETF (seventeen of the portfolios constituting the Claymore Exchange-Traded Fund Trust (the Trust)) as of May 31, 2013, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financials highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian, brokers, and agent banks or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective seventeen portfolios constituting the Claymore Exchange-Traded Fund Trust at May 31, 2013, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
July 25, 2013

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 215

SUPPLEMENTAL INFORMATION (Unaudited)	May 31, 2013

Additionally, of the taxable ordinary income distributions paid during the fiscal year ending May 31, 2013, the following funds had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively. See Qualified interest and Qualified short-term capital gain columns in the table below.

Federal Income Tax Information
The Trust intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. See Qualified dividend income column in the table below.

In January 2014, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2013. See Dividend received deduction column in the table below.

Guggenheim S&P Global Dividend Opportunities Index ETF intends to designate $210,503 of foreign tax withholding on foreign source income of $2,580,353.

	Qualified	Dividend		Qualified
	dividend	received	Qualified	short-term
	income	deduction	interest	capital gain
Guggenheim BulletShares 2013 Corporate Bond ETF	0.00%	0.00%	84.94%	100.00%
Guggenheim BulletShares 2014 Corporate Bond ETF	0.00%	0.00%	80.91%	100.00%
Guggenheim BulletShares 2015 Corporate Bond ETF	0.00%	0.00%	75.37%	100.00%
Guggenheim BulletShares 2016 Corporate Bond ETF	0.00%	0.00%	80.24%	100.00%
Guggenheim BulletShares 2017 Corporate Bond ETF	0.00%	0.00%	85.07%	100.00%
Guggenheim BulletShares 2018 Corporate Bond ETF	0.00%	0.00%	84.57%	0.00%
Guggenheim BulletShares 2019 Corporate Bond ETF	0.00%	0.00%	82.04%	100.00%
Guggenheim BulletShares 2020 Corporate Bond ETF	0.00%	0.00%	83.66%	100.00%
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	0.00%	0.00%	84.60%	100.00%
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.00%	0.00%	88.26%	100.00%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.00%	0.00%	90.50%	100.00%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.00%	0.00%	79.49%	0.00%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.00%	0.00%	81.68%	0.00%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.00%	0.00%	82.80%	100.00%
Guggenheim Enhanced Core Bond ETF	0.00%	0.00%	99.97%	100.00%
Guggenheim Enhanced Short Duration Bond ETF	0.00%	0.00%	66.05%	100.00%
Guggenheim S&P Global Dividend Opportunities Index ETF	54.72%	9.51%	0.00%	0.00%

216 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	May 31, 2013

Trustees
The Trustees of the Trust and their principal business occupations during the past five years.

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations during the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:
Randall C. Barnes Year of Birth: 1951 Trustee	Since 2006	Private Investor (2001-present). Formerly, Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development of PepsiCo, Inc. (1987-1990).	48	None
Roman Friedrich III Year of birth: 1946 Trustee	Since 2010	Founder and President of Roman Friedrich & Company, a US and Canadian-based business, which provides investment banking to the mining industry (1998-present). Formerly, Senior Managing Director of MLV & Co., LLC, an investment bank and institutional broker-dealer specializing in capital intensive industries such as energy, metals and mining (2010-2011).	44
Director of First Americas Gold Corp. (2012-present), Zincore Metals, Inc. (2009–present). Previously, Director of Blue Sky Uranium Corp. (formerly Windstorm Resources Inc.) (April 2011–July 2012); Director of Axiom Gold and Silver Corp. (2011-2012), Stratagold Corp. (2003-2009); Gateway Gold Corp. (2004-2008) and GFM Resources Ltd. (2005-2010).

Robert B. Karn III Year of Birth: 1942 Trustee	Since 2010	Consultant (1998-present). Formerly, Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	44	Director of Peabody Energy Company (2003-present), GP Natural Resource Partners LLC (2002-present).
Ronald A. Nyberg Year of Birth: 1953 Trustee	Since 2006	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	50	None
Ronald E. Toupin, Jr. Year of Birth: 1958 Trustee	Since 2006	Portfolio Consultant (2010-present). Formerly, Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	47	Trustee, Bennett Group of Funds (2011-present).
Interested Trustee:
Donald C. Cacciapaglia† Year of Birth: 1951 Trustee, Chief Executive Officer	Since 2012
Senior Managing Director of Guggenheim Investments (2010-present); Chief Executive Officer of Guggenheim Funds Services, LLC (2012-present); Chief Executive Officer (2012-present) and President (2010-present), Guggenheim Funds Distributors, LLC and Guggenheim Funds Investment Advisors, LLC; Chief Executive Officer of certain funds of Guggenheim Funds Fund Complex (2012- present); President and Director of SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund (2012-present); President, CEO and Trustee of Rydex Dynamic Funds, Rydex ETF Trust, Rydex Series Funds and Rydex Variable Trust (2012-present). Formerly, Chairman and CEO of Channel Capital Group Inc. and Channel Capital Group LLC (2002-2010).
			212
Trustee, Rydex Dynamic Funds, Rydex ETF Trust, Rydex Series Funds and Rydex Variable Trust (2012-present); Independent Board Member, Equitrust Life Insurance Company, Guggenheim Life and Annuity Company, and Paragon Life Insurance Company of Indiana (2011-present).

*	Address for all Trustees: 2455 Corporate West Drive, Lisle, IL 60532

**	This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

***
As of period end. The Guggenheim Investments Fund Complex consists of U.S. registered investment companies advised or serviced by Guggenheim Funds Investment Advisors, LLC or Guggenheim Fund Distributors, LLC and/or affiliates of such entities. The Guggenheim Investments Fund Complex is overseen by multiple Boards of Trustees.

†
Mr. Donald C. Cacciapaglia is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and Distributor.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 217

SUPPLEMENTAL INFORMATION (Unaudited) continued	May 31, 2013

Principal Executive Officers
The Principal Executive Officers of the Trust, who are not Trustees, and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations
Officers:
Amy J. Lee Year of Birth: 1961 Chief Legal Officer	Since 2013***
Managing Director, Guggenheim Investments (2012-present); Senior Vice President & Secretary, Security Investors, LLC (2010-present); Secretary & Chief Compliance Officer, Security Distributors, Inc. (1987-2012); Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987- 2012); Vice President & Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust (2008-present); Chief Legal Officer (2012) of certain funds in the Guggenheim Funds Complex (2012-present).

John L. Sullivan Year of Birth: 1955 Chief Accounting Officer, Chief Financial Officer Treasurer	Since 2010
Senior Managing Director - Fund Administration, Guggenheim Investments (2010-present). Chief Financial Officer, Chief Accounting Officer and Treasurer of certain other funds in the Fund Complex. Formerly, Chief Compliance Officer, Van Kampen Funds (2004-2010).

Joanna M. Catalucci Year of birth: 1966 Chief Compliance Officer	Since 2012
Chief Compliance Officer of certain funds in the Fund Complex; and Managing Director of Compliance and Fund Board Relations, Guggenheim Investments (2012-present). Formerly, Chief Compliance Officer & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President & Chief Compliance Officer, Security Investors, LLC (2010-2012); Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC and Rydex Advisors II, LLC, Chief Compliance Officer and Senior Vice President (2010- 2011); Rydex Capital Partners I, LLC & Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); and Rydex Fund Services, LLC, Vice President (2001-2006).

Mark E. Mathiasen Year of Birth: 1978 Secretary	Since 2011
Director; Associate General Counsel of Guggenheim Funds Services, LLC (2012-present). Secretary of certain other funds in the Fund Complex. Formerly, Vice President, Assistant General Counsel of Guggenheim Funds Services, LLC (2007-2012).

Stevens T. Kelly Year of Birth: 1982 Assistant Secretary	Since 2012
Assistant General Counsel of Guggenheim Funds Services, LLC (2011-present). Assistant Secretary of certain other funds in the Fund Complex. Formerly, Associate at K&L Gates LLP (2008-2011), J.D., University of Wisconsin Law School (2005-2008).

William H. Belden, III Year of Birth: 1965 Vice President	Since 2006	Managing Director of Guggenheim Funds Investment Advisors, LLC (2005-present). Formerly, Vice President of Product Management at Northern Trust Global Investments (1999-2005).

*	Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

***	Effective February 13, 2013.

218 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

CONSIDERATIONS REGARDING INVESTMENT ADVISORY AGREEMENTS AND
INVESTMENT SUB-ADVISORY AGREEMENT CONTRACT RE-APPROVAL	May 31, 2013

Claymore Exchange-Traded Fund Trust (“ETF Trust 1” or a “Trust”) and Claymore Exchange-Traded Fund Trust 2 (“ETF Trust 2” or a “Trust”) each was organized as a Delaware business trust on May 24, 2006 and June 8, 2006, respectively, and is authorized to establish multiple portfolios representing separate series of the Trust (each, a “Fund” and collectively, the “Funds”). Each Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”), an affiliate of Guggenheim Partners, LLC (“Guggenheim Partners” and referred to herein collectively with its subsidiaries and affiliates as “Guggenheim”), a diversified financial services firm, serves as each Fund’s investment adviser and provides certain administrative and other services pursuant to an investment advisory agreement between each Trust, with respect to its respective Funds, and GFIA (each, an “Investment Advisory Agreement” and together, the “Investment Advisory Agreements”). Under the terms of the Investment Advisory Agreement for ETF Trust 1, GFIA also is responsible for overseeing the activities of Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”), an indirect subsidiary of Guggenheim Partners, which performs portfolio management and related services for Wilshire US REIT ETF (the “Sub-Advised Fund”), pursuant to an investment sub-advisory agreement by and among ETF Trust 1 on behalf of the Sub-Advised Fund, the Adviser and GPIM (the “Sub-Advisory Agreement” and together with the Investment Advisory Agreements, the “Advisory Agreements”). Under the supervision the Boards of Trustees of ETF Trust 1 and ETF Trust 2 (together, the “Board,” and the members of the Board individually, the “Trustees”), GFIA, and with respect to the Sub-Advised Fund, GPIM, provides a continuous investment program for each Fund’s portfolio, provides investment research, makes and executes recommendations for the purchase and sale of securities and provides certain facilities and personnel for the Funds.

At meetings held in person on April 18, 2013 (the “April Meeting”) and on May 14, 2013 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of those Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trusts (the “Independent Trustees”), met independently of Fund management to consider the renewal of the Advisory Agreements. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”). Independent Legal Counsel reviewed with the Committee various factors relevant to the consideration of advisory agreements and the legal responsibilities of the Trustees related to such consideration. The Committee took into account various materials received from the Adviser, the Sub-Adviser and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations it received (and received by the full Board) throughout the year regarding performance and operating results of each Fund.

In connection with the contract review process, Guggenheim engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports for various boards of directors/trustees in the Guggenheim fund complex, designed specifically to help the boards of directors/trustees fulfill their advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. Guggenheim management determined to engage FUSE for this purpose in connection with other initiatives designed to improve efficiencies and implement a uniform, streamlined and enhanced 15(c) reporting process across its various product lines. Further to this end, Guggenheim management had multiple discussions with, and sought input from, Independent Legal Counsel, the Committee Chair and the Board Chair, in preparing a comprehensive presentation and delivery of information in connection with the contract review process. In addition, the Adviser, on behalf of itself and the Sub-Adviser, provided information in response to requests for certain additional information following the April Meeting.

Among other things, the Adviser and Sub-Adviser provided organizational presentations, staffing reports and biographies of those key personnel of the Adviser and Sub-Adviser providing services to the Funds to assist the Committee in assessing the nature and quality of services provided by the Adviser and Sub-Adviser, information comparing the investment performance, advisory fees and total expenses of the Funds to other funds (including such information presented in the FUSE reports as well as supplemental information prepared by management), information about the profitability of the Adviser in connection with the Advisory Agreements and information about the compliance and risk management programs of the Adviser and the Sub-Adviser.

In analyzing and discussing the data presented in the FUSE reports, the Committee took into account the challenges that exist in developing appropriate peer groups for the Funds, as exchange-traded funds (“ETFs”) and management’s view that the ETF industry is immature in terms of depth of product coverage in many asset categories. In this regard, the Committee noted management’s observation that, in many cases, an ETF may dominate a niche space, but appear rather average in comparison to a larger peer group with which it shares only a small handful of characteristics; alternatively, a very small comparison set can be used, providing a narrower view of performance and expense metrics. In light of the foregoing, the Committee assessed the data provided in the FUSE reports as well as commentary and supporting data presented by Guggenheim, including, among other things, a summary of notable distinctions between the Funds and the applicable peer group identified in the FUSE reports.

Following an analysis and discussion of the factors identified below, the Committee concluded that it was in the best interests of each Fund to recommend that the Board approve the renewal of each of the Advisory Agreements for an additional 12-month term.

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CONSIDERATIONS REGARDING INVESTMENT ADVISORY AGREEMENTS AND
INVESTMENT SUB-ADVISORY AGREEMENT CONTRACT RE-APPROVAL continued	May 31, 2013

Investment Advisory Agreements
Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services provided by the Adviser, the Committee reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s organization and the background and experience of the persons responsible for the day-to-day management of the Funds. With respect to the Sub-Advised Fund, the Committee noted that the Adviser had delegated responsibility for the investment and reinvestment of the Sub-Advised Fund’s assets to the Sub-Adviser. The Committee considered the Adviser’s responsibility to oversee the Sub-Adviser and that the Adviser has similar oversight responsibilities for other registered investment companies for which GFIA serves as investment adviser (collectively, “Guggenheim Funds”). In this connection, the Committee took into account information provided by management describing the Adviser’s processes and activities for providing oversight of the Sub-Adviser’s investment strategies and compliance with investment restrictions, as well as information regarding the Adviser’s Sub-Advisory Oversight Committee. The Committee also noted the distinctive nature of the Funds, as ETFs, each of which (with the exception of the two actively-managed ETFs) generally is constructed to track the performance of a defined index of securities, before fund fees and expenses. In this connection, the Committee considered the experience and expertise appropriate in an adviser to ETFs. The Committee also considered the Adviser’s monitoring of the ETFs participation in the securities lending program and the secondary market support services provided by the Adviser to the Funds, including the Adviser’s efforts to educate investment professionals about the Funds and other Guggenheim Funds. In addition, the Committee noted its various discussions with management concerning the experience and qualifications of the Adviser’s personnel, including those personnel providing compliance oversight. The Independent Trustees also took into account the various legal, compliance and risk management oversight and staffing initiatives undertaken by management, including, among other things, enhancements to risk management processes and restructuring of the legal and compliance departments in 2012, which management stated was designed to create a cohesive legal and compliance program with increased collaboration among compliance and legal professionals and with other departments across the Guggenheim organization. The Committee also considered management’s other initiatives intended to achieve greater enhancements and efficiencies in Guggenheim’s ability to provide services to the Guggenheim Funds (including the Funds), such as efforts to streamline and simplify the organizational structure of Guggenheim’s advisory business, as reflected by internal reorganizations of various management entities. Moreover, in connection with the Committee’s evaluation of the overall package of services provided by GFIA, the Committee considered the quality of the administrative services provided by GFIA.

Further with respect to the Adviser’s resources and its ability to carry out its responsibilities under the Investment Advisory Agreement, the Committee considered its review of financial information concerning the Adviser, as well as its discussions with the Chief Financial Officer of GFIA.

The Committee also considered the acceptability of the terms of the Investment Advisory Agreements. Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and at the May Meeting, as well as other considerations, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity.

Investment Performance: The Committee noted that, in view of the distinctive investment objective of the Funds, the investment performance of the Funds (excluding the two actively-managed ETFs) in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Committee was the extent to which each Fund achieved its objective to provide investment results that, before fund fees and expenses, correspond generally to the price and yield performance of securities of companies in its applicable index. In this connection, the Committee evaluated information on the correlation and tracking error between the underlying index and each Fund’s returns for the three-month, one-year, three-year and five-year periods, as applicable.

In the course of its review of correlation and tracking error data, the Committee considered management’s views and explanation of the tracking error for certain Funds, including the following:

Guggenheim BulletShares High Yield Corporate Bond ETFs: A significant source of tracking error for these Funds is attributable to the use of different pricing sources for the Funds and indices as well as different price points (mid versus bid pricing).

Guggenheim Mid-Cap Core ETF (CZA): The tracking error calculation is based on a comparison of a total return fund versus a price-only index in the FUSE report. In this regard, the Committee reviewed supplemental data provided by management regarding a price return fund comparison for the particular index, as well as several others published by the New York Stock Exchange and management’s notation that total return index values are not currently available.

Wilshire Micro-Cap ETF (WMCR): The Fund follows a strategy of holding a subset of index constituents, frequently referred to as sampling, in attempting to deliver benchmark returns due to the broad nature of the index as well as a relatively modest Fund asset size. The strategy is executed using quantitative analysis via portfolio optimization software. In general, full replication will yield smaller amounts of tracking error versus a sampling strategy as full replication seeks to hold all index constituents at similar relative weighting. The peers presented in the FUSE report pursue a full replication strategy.

Guggenheim Multi-Asset Income ETF (CVY): The Fund follows a multi-asset strategy while the peer funds are equity funds. Holdings in preferred and closed-end funds may also have an impact during rebalance periods. In addition, the Fund has used an index sampling strategy from time to time to maintain compliance with limits on investment in registered investment companies as well as avoiding issues regarding U.S. royalty trust securities, which may have an impact on qualified income minimum levels and create tax filing complications.

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CONSIDERATIONS REGARDING INVESTMENT ADVISORY AGREEMENTS AND
INVESTMENT SUB-ADVISORY AGREEMENT CONTRACT RE-APPROVAL continued	May 31, 2013

Guggenheim International Multi-Asset Income ETF (HGI): As with Multi-Asset Income, the Fund employed periodically an index sampling strategy in light of issues with U.S. royalty trust securities in the relevant index. Since a more complete replication of the Fund’s index has been sought after the resolution of tax concerns, the Fund experienced a significant decline in tracking error when comparing the recent three-month data versus historical periods.

In light of all of the foregoing, the Committee determined that the Funds had in fact tracked their indexes within an acceptable range.

Guggenheim Enhanced Core Bond ETF (GIY) and Guggenheim Enhanced Short Duration Bond ETF (GSY): For the two actively-managed ETFs, the Committee reviewed information comparing each Fund’s total return for the three-month, one-year and three-year periods ended December 31, 2012, compared to the performance of similar funds and relevant market indices, and noted that the three-month and one-year periods reflected solely the active management of the portfolios. The Committee determined that the performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by the Adviser from its Relationship with the Funds: The Committee reviewed and discussed the information provided by the Adviser on each Fund’s advisory fee and expense ratio, as compared to those of the peer group funds presented in the FUSE report. The Committee reviewed the advisory fees for each Fund and noted that the Adviser had either contractually agreed to waive a portion of the fee and/or reimburse expenses to absorb annual operating expenses of certain Funds (excluding interest expenses, a portion of each Fund’s licensing fees, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) over a particular amount or, for other Funds, the Committee noted that the advisory fee was a unitary fee pursuant to which the Adviser assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the respective Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Committee noted that the advisory fees were generally within the range of the peer group of funds in the FUSE report and noted the unique nature of certain Funds, making “peer” comparisons less relevant.

In conjunction with its review of fees, the Committee also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreements (without any deduction for sub-advisory fees paid), as well as the fees waived, for certain Funds and the estimated allocated direct and indirect costs the Adviser incurred in providing the services to the Funds.

The Committee considered other benefits available to the Adviser because of its relationship with the Funds and noted that the administrative service fees received by the Adviser from serving as administrator provide it with additional revenue for the Funds without a unitary fee structure. The Committee also noted the Adviser’s statement that it benefits from its association with the Funds by being able to offer investors a range of investment products. Based on all of the information provided, the Committee determined that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale to be Realized: The Committee considered the extent to which economies of scale could be realized with respect to the management of the Funds as the Funds grow and whether fee levels reflected a reasonable sharing of such economies of scale for the benefit of Fund investors. The Committee considered each Fund’s asset size, advisory fee structure, net expense ratio giving effect to any applicable expense waiver and/or reimbursement agreement or unitary fee agreement with the Adviser and whether the investment process produced economies of scale. The Committee considered the Adviser’s statement that the generally lower total expenses of ETFs provide fewer opportunities for the Adviser to achieve economies of scale beyond what is provided to shareholders through the relatively low expenses of the ETFs. The Committee was also of the view that economies of scale were being shared with the Funds subject to a unitary fee arrangement by virtue of an advisory fee, set at a relatively low level since the inception of each applicable Fund, that subsumed economies of scale in the fee itself.

Sub-Advisory Agreement
Nature, Extent and Quality of Services Provided by the Sub-Adviser: With respect to the nature, extent and quality of the services provided by the Sub-Adviser, the Committee considered the qualifications, experience, reputation and skills of the Sub-Adviser’s personnel providing portfolio management services to the Sub-Advised Fund and other key personnel. The Committee also considered the Sub-Adviser’s resources and its ability to carry out its responsibilities under the Sub-Advisory Agreement, and the Committee reviewed the financial statements of the Sub-Adviser. The Committee also noted the distinctive nature of the Sub-Advised Fund, as an ETF, which is constructed to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Wilshire US Real Estate Investment Trust Index, an equity index (the “Wilshire US REIT Index”). In this connection, the Committee considered the experience and expertise appropriate in an adviser to ETFs. The Committee concluded that the Sub-Adviser had personnel qualified to provide the services under the Sub-Advisory Agreement. The Committee also considered the acceptability of the terms of the Sub-Advisory Agreement.

Investment Performance: The Committee noted that, in view of the distinctive investment objective of the Sub-Advised Fund, the investment performance of the Sub-Advised Fund in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Committee was the extent to which the Sub-Advised Fund achieved its objective to provide investment results that, before fund fees and expenses, correspond generally to the price and yield performance of securities of companies in its index. In this connection, the Committee evaluated information on the correlation and tracking error between the Wilshire US REIT Index and the Sub-Advised Fund’s returns for the three-month and one-year periods ended

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CONSIDERATIONS REGARDING INVESTMENT ADVISORY AGREEMENTS AND
INVESTMENT SUB-ADVISORY AGREEMENT CONTRACT RE-APPROVAL continued	May 31, 2013

December 31, 2012, noting the Fund’s relatively brief period of operations since its inception. The Committee determined that the Sub-Advised Fund had in fact tracked its index within an acceptable range.

Comparative Fees, Costs of Services Provided and the Profits Realized by the Sub-Adviser from its Relationship with the Sub-Advised Fund: The Committee considered that the Sub-Advisory Agreement is with an affiliate of the Adviser, that the Adviser compensates the Sub-Adviser from its own fees so that the sub-advisory fee rate does not impact the fees paid by the Sub-Advised Fund and that the Sub-Adviser’s revenues were included in the calculation of the Adviser’s profitability. Given its determination of the reasonableness of the advisory fee, the Committee concluded that the sub-advisory fee rate for the Sub-Advised Fund was reasonable.

Economies of Scale to be Realized: The Committee recognized that, because the Sub-Adviser’s fees would be paid by the Adviser and not the Sub-Advised Fund, the analysis of economies of scale was more appropriate in the context of the Committee’s consideration of the Investment Advisory Agreements, which was separately considered. (See “Investment Advisory Agreements – Economies of Scale to be Realized” above.)

Overall Conclusions
Based on the foregoing, the Committee determined at the May Meeting that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of each Advisory Agreement is in the best interests of each Fund. In reaching this conclusion, no single factor was determinative. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of each Advisory Agreement for an additional annual term. Further, at its May 14, 2013 meeting, upon recommendation of the Committee, the Board, including all of the Independent Trustees, approved the renewal of each Advisory Agreement for an additional annual term.

Further, at its May 14, 2013 meeting, upon recommendation of the Committee, the Board, including all of the Independent Trustees, approved the renewal of each Advisory Agreement for an additional annual term.

222 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

TRUST INFORMATION	May 31, 2013

Board of Trustees	Officers	Investment Adviser	Accounting Agent,
Randall C. Barnes	Donald C. Cacciapaglia	Guggenheim Funds	Custodian and
	Chief Executive Officer	Investment	Transfer Agent
Donald C. Cacciapaglia* Roman Friedrich III Robert B. Karn III Ronald A. Nyberg Ronald E. Toupin, Jr., Chairman

Amy J. Lee
Chief Legal Officer

John L. Sullivan
Chief Accounting Officer,
Chief Financial Officer
and Treasurer

Joanna Catalucci
Chief Compliance Officer

Mark M. Mathiasen
Secretary

Stevens T. Kelly
Assistant Secretary

William H. Belden III
Vice President
		Advisors, LLC Lisle, IL Distributor Guggenheim Funds Distributors, LLC Lisle, IL Administrator Rydex Fund Services, LLC Rockville, Maryland	The Bank of New York Mellon Corp. New York, NY Legal Counsel Dechert LLP New York, NY Independent Registered Public Accounting Firm Ernst & Young LLP Chicago, IL
*
Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and Distributor.

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
•	If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 345-7999. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments website at guggenheiminvestments.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments website at www.guggenheiminvestments.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 223

ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) serves as the investment adviser for each of the Funds and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $160 billion in assets under supervision. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio manager who is currently responsible for the day-to-day management of each Fund’s portfolio, except the Guggenheim Enhanced Core Bond ETF and Guggenheim Enhanced Short Duration Bond ETF is Saroj Kanuri, CFA. Mr. Kanuri is a Director, ETF Portfolio Management, of the Investment Adviser and Guggenheim Funds Distributors, LLC and joined Guggenheim Fund Distributors, LLC in October of 2006. Prior to joining Guggenheim, Mr. Kanuri served as an analyst at Northern Trust Corporation from 2001-2006. Mr. Kanuri received a B.S. in Finance from the University of Illinois at Chicago.

The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Enhanced Core Bond ETF’s portfolio are B. Scott Minerd, Anne Walsh, CFA, James Michal and Jeffrey Abrams. Messrs. Minerd, Michal and Abrams have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011. The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Enhanced Short Duration Bond ETF’s portfolio are B. Scott Minerd, Anne Walsh, CFA and James Michal. Messrs. Minerd and Michal have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011.

Mr. Minerd is the Global Chief Investment Officer of Guggenheim. He joined the firm in 1998. Mr. Minerd is a member of the Portfolio Construction Group and guides the investment strategies of the sector portfolio managers. He was formerly a Managing Director with Credit Suisse First Boston in charge of trading and risk management for the Fixed Income Credit Trading Group. In this position, he was responsible for the corporate bond, preferred stock, money markets, U.S. government agency and sovereign debt, derivatives securities, structured debt and interest-rate swaps trading business units. Previously, Mr. Minerd was Morgan Stanley’s London-based European Capital Markets Products Trading and Risk Manager responsible for Eurobonds, Euro-MTNs, domestic European Bonds, FRNs, derivative securities and money market products in 12 European currencies and Asian markets. Mr. Minerd has also held capital markets positions with Merrill Lynch and Continental Bank. Prior to that, he was a Certified Public Accountant working for the public accounting firm of Price Waterhouse. Mr. Minerd holds a B.S. degree in Economics from the Wharton School, University of Pennsylvania, and has completed graduate work at the University of Chicago Graduate School of Business and the Wharton School, University of Pennsylvania. Mr. Minerd is a regularly featured guest on FOX Business News, Bloomberg Television and CNBC sharing his insight on today’s financial climate.

Ms. Walsh joined Guggenheim in 2007 and is head of the Portfolio Construction Group (“PCG”) where she oversees more than $60 billion in fixed income investments including Agencies, Credit, Municipals, Residential Mortgage Backed Securities, Commercial Mortgage Backed Securities and Asset Backed Securities across several Guggenheim affiliates. The PCG is responsible for sector allocation, risk management and hedging strategies for client portfolios, and conveying Guggenheim’s macro-economic outlook to Portfolio Managers and fixed income Sector Specialists. Ms. Walsh specializes in liability driven portfolio management. With more than 28 years in the investment management industry, including roles as a money manager and as a selector of money managers, Ms. Walsh is well suited to understand the needs of institutional clients and how to address them. Prior to joining Guggenheim, Ms. Walsh served as Chief Investment Officer at Reinsurance Group of America, Incorporated (NYSE: RGA), a recognized leader in the global life reinsurance industry. Prior to joining RGA in 2000, Ms. Walsh served as Vice President and Senior Investment Consultant for Zurich Scudder Investments. Earlier, she held roles at Lincoln Investment Management and American Bankers Insurance Group. Ms. Walsh received her BSBA and MBA from Auburn University and her J.D. from the University of Miami School of Law. She is a Fellow of the Life Management Institute and has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute. Mr. Michal joined Guggenheim in 2008. He is dedicated to portfolio management for Guggenheim’s Total Return mandates. Mr. Michal is responsible for implementing macro and micro investment themes of the Chief Investment Officers, coordinating with sector heads and traders to determine credit trends and relative value, and for the day-to-day risk monitoring of the assets. Prior to joining Guggenheim, he was an Associate in Wachovia’s structured finance division. He focused on origination, marketing, structuring and execution of collateralized loan obligations for two years. Mr. Michal successfully contributed to a total of 11 completed transactions raising approximately $4.3 billion of capital. Prior to his time in structured credit products, he was an analyst in Wachovia’s corporate credit division focusing on portfolio management and loan syndications. Over two years, Mr. Michal underwrote a total of 12 syndicated transactions and managed the loan portfolio risk in the Integrated Electric Utility, Midstream Pipeline and Propane sectors. Mr. Michal earned a BSBA in Finance and International Business from Georgetown University.

Mr. Abrams is a Senior Managing Director and portfolio manager for Guggenheim’s Corporate Credit Strategies. He is also a member of the Investment Committee overseeing Guggenheim’s corporate credit investing activities. Mr. Abrams joined the firm in 2002 and has been instrumental in the growth of Guggenheim’s Corporate Credit business. Mr. Abrams’ prior roles at Guggenheim include covering the Food and Beverage sectors as a senior analyst. He led an industry team focused on investing across the leveraged credit markets in a number of industries including financial institutions, retail, food and beverage and consumer products. Mr. Abrams has also focused on sourcing and structuring directly negotiated middle market debt investments. Prior to joining Guggenheim, Mr. Abrams worked in the Leveraged Finance Group at Bear Stearns where he focused on various leveraged debt transactions across multiple industries. Mr. Abrams received his B.A. in History and a BBA in Finance from Emory University.

Claymore Exchange-Traded Fund Trust Overview
The Claymore Exchange-Traded Fund Trust (the “Trust”) is an investment company complex currently consisting of 26 separate exchange-traded funds as of May 31, 2013.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at guggenheiminvestments.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, LLC
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC
(07/13)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE

ETF-001-AR-0513

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the "Code of Ethics").

(b) No information need be disclosed pursuant to this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions from a provision of its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f)           (1) The registrant's Code of Ethics is attached hereto as an exhibit.

(2) Not applicable.

(3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Randall C. Barnes.  Mr. Barnes is an independent Trustee for purposes of this Item 3 of Form N-CSR.  Mr. Barnes qualifies as an audit committee financial expert by virtue of his experience obtained as a former Senior Vice President, Treasurer of PepsiCo, Inc.

 (Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.)

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees:  the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $173,670 and $174,602 for the fiscal years ending May 31, 2013, and May 31, 2012, respectively.

(b) Audit-Related Fees: the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph 4(a), including agreed upon procedures reports performed for rating agencies and the issuance of comfort letters, were $0 and $2,800 for the fiscal years ending May 31, 2013, and May 31, 2012, respectively.

Ernst & Young did not bill fees for non-audit services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c) Tax Fees: the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, including federal, state and local income tax return preparation and related advice and determination of taxable income and miscellaneous tax advice were $100,200 and $61,750 for the fiscal years ending May 31, 2013, and May 31, 2012, respectively.

Ernst & Young did not bill fees for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)  All Other Fees: the aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ending May 31, 2013, and May 31, 2012, respectively.

Ernst & Young did not bill fees for services not included in Items 4(a), (b) or (c) above that  required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)  Audit Committee Pre-Approval Policies and Procedures.

(i) The  Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards.  Sections IV.C.2 and IV.C.3 of the Audit Committee’s revised Audit Committee Charter contain the Audit Committee’s Pre-Approval Policies and Procedures and such sections are included below.

IV.C.2
Pre-approve any engagement of the independent auditors to provide any non-prohibited services to the Fund, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)	The categories of services to be reviewed and considered for pre-approval include the following:

              Audit Services

•	Annual financial statement audits
•	Seed audits (related to new product filings, as required)
•	SEC and regulatory filings and consents

              Audit-Related Services

•	Accounting consultations
•	Fund merger/reorganization support services
•	Other accounting related matters
•	Agreed upon procedures reports
•	Attestation reports
•	Other internal control reports

Tax Services

•	Tax compliance services related to the filing of amendments:
o	Federal, state and local income tax compliance
o	Sales and use tax compliance
•	Timely RIC qualification reviews
•	Tax distribution analysis and planning
•	Tax authority examination services
•	Tax appeals support services
•	Accounting methods studies
•	Fund merger support services
•	Tax compliance, planning and advice services and related projects

(b)	The Audit Committee has pre-approved those services, which fall into one of the categories of services listed under 2(a) above and for which the estimated fees are less than $25,000.

(c)	For services with estimated fees of $25,000 or more, but less than $50,000, the Chairman is hereby authorized to pre-approve such services on behalf of the Audit Committee.

(d)	For services with estimated fees of $50,000 or more, such services require pre-approval by the Audit Committee.

(e)
The independent auditors or the Chief Accounting Officer of the Trust (or an officer of the Trust who reports to the Chief Accounting Officer) shall report to the Audit Committee at each of its regular quarterly meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Audit Committee).  The report shall include a general description of the services and projected fees, and the means by which such services were approved by the Audit Committee (including the particular category listed above under which pre-approval was obtained).

IV.C.3
Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Fund), if the engagement relates directly to the operations and financial reporting of the Fund (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)
The Chairman or any member of the Audit Committee may grant the pre-approval for non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are less than $25,000.  All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

(b)
For non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are $25,000 or more, such services require pre-approval by the Audit Committee

(2) None of the services described in each of Items 4 (b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

The registrant’s principal accountant did not bill fees for non-audit services that required approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.

(f)  Not applicable.

(g)           The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and/or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that directly related to the operations and financial reporting of the registrant were $100,200 and $64,550 for the fiscal years ending May 31, 2013, and May 31, 2012, respectively.

(h)  Not applicable.

Item 5.  Audit Committee of Listed Registrants.

(a)The Audit Committee was established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee of the Registrant is comprised of:  Ronald A. Nyberg, Ronald E. Toupin, Jr., Randall C. Barnes, Roman Friedrich III and Robert B. Karn III.

(b) Not applicable.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Code of Ethics for Chief Executive and Senior Financial Officer.

(a)(2)   Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

 (b)      Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:              /s/ Donald C. Cacciapaglia

Name:         Donald C. Cacciapaglia

Title:           Chief Executive Officer

Date:           August 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              /s/ Donald C. Cacciapaglia

Name:         Donald C. Cacciapaglia

Title:           Chief Executive Officer

Date:           August 8, 2013

By:              /s/ John L. Sullivan

Name:         John L. Sullivan

Title:           Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:           August 8, 2013